UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 to March 31, 2012

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 89.7%	SHARES	VALUE (Note 3)
Australia - 3.3%
AGL Energy Ltd.	13,154	$201,058
Alumina Ltd.	37,995	48,785
Amcor Ltd.	10,274	79,235
Ansell Ltd.	4,330	66,853
ASX Ltd.	2,722	93,604
Australia & New Zealand Banking Group Ltd. (a)	28,203	680,376
BHP Billiton Ltd.	56,410	2,033,561
BlueScope Steel Ltd. †	918,723	377,681
Caltex Australia Ltd.	12,553	180,621
CFS Retail Property Trust REIT	36,456	67,542
Coca-Cola Amatil Ltd.	4,321	55,825
Commonwealth Bank of Australia	21,370	1,108,955
Computershare Ltd.	7,001	65,354
CSL Ltd.	9,106	339,092
CSR Ltd.	18,559	34,660
Dexus Property Group REIT	74,910	67,695
Downer EDI Ltd. †	78,091	326,327
Flight Centre Ltd. (a)	11,558	263,398
Fortescue Metals Group Ltd.	19,404	117,094
Goodman Group REIT	93,620	67,211
GPT Group - In Specie REIT (3)†(b)	96,388	—
GPT Group REIT	29,672	95,999
GrainCorp Ltd.	5,554	52,254
Harvey Norman Holdings Ltd.	175,894	366,614
Incitec Pivot Ltd.	78,566	257,557
Lend Lease Group	8,523	66,131
Macquarie Group Ltd.	11,304	341,981
Metcash Ltd.	10,487	46,711
Mirvac Group REIT	51,825	63,017
Monadelphous Group Ltd.	1,483	36,803
Mount Gibson Iron Ltd. (a)	63,336	73,611
National Australia Bank Ltd.	52,386	1,337,316
Newcrest Mining Ltd.	12,358	380,091
Nufarm Ltd.	49,826	248,713
Origin Energy Ltd.	8,922	123,452
OZ Minerals Ltd.	5,222	52,965
Pacific Brands Ltd.	374,062	236,334
Paladin Energy Ltd. †	10,415	19,879
Primary Health Care Ltd.	35,625	105,597
Qantas Airways Ltd. †	231,429	428,726
QBE Insurance Group Ltd.	2,557	37,524
QR National Ltd.	27,325	105,808
Rio Tinto Ltd.	2,356	159,820
Sonic Healthcare Ltd.	14,263	184,991
SP AusNet (a)	294,047	327,590
Stockland REIT	43,746	133,387
TABCORP Holdings Ltd.	52,269	147,313
Telstra Corp. Ltd.	69,795	237,723
Wesfarmers Ltd.	10,203	317,704
Westfield Group REIT	35,184	322,571
Westfield Retail Trust REIT	46,500	124,548
Westpac Banking Corp.	37,383	848,550
Woolworths Ltd.	35,051	943,899

		14,500,106

Belgium - 0.5%
Anheuser-Busch InBev NV	21,625	1,574,923
Solvay SA	1,532	181,467
UCB SA	2,522	108,855
Umicore SA	6,356	350,323

		2,215,568

	SHARES	VALUE (Note 3)
Canada - 4.4% (1)
ARC Resources Ltd. (a)	4,700	$107,905
Atco Ltd., Class I	849	59,531
Bank of Montreal	8,380	498,204
Bank of Nova Scotia	6,099	341,683
Barrick Gold Corp.	14,605	634,745
BCE, Inc.	21,709	869,274
Bombardier, Inc., Class B	72,391	300,465
Bonavista Energy Corp.	1,300	26,327
Brookfield Asset Management, Inc., Class A	8,102	255,622
Brookfield Office Properties, Inc.	2,845	49,487
Canadian Imperial Bank of Commerce	9,500	726,132
Canadian National Railway Co.	15,300	1,215,932
Canadian Oil Sands Ltd.	7,934	167,358
Canadian Tire Corp. Ltd., Class A	2,900	187,412
Canadian Utilities Ltd., Class A	3,100	202,202
Celestica, Inc. †	16,011	153,938
Cenovus Energy, Inc.	19,500	701,840
Empire Co., Ltd., Class A	1,100	63,522
Enbridge, Inc.	7,900	306,828
Enerplus Corp.	2,951	66,094
Ensign Energy Services, Inc.	34,700	518,700
Finning International, Inc.	4,200	115,669
Goldcorp, Inc.	7,488	337,521
Great-West Lifeco, Inc.	3,145	77,376
Groupe Aeroplan, Inc.	12,500	154,519
Husky Energy, Inc.	3,800	96,691
IAMGOLD Corp.	13,300	177,075
Imperial Oil Ltd.	18,200	826,933
Inmet Mining Corp.	7,580	428,605
Intact Financial Corp.	2,600	156,477
Ivanhoe Mines Ltd. †	4,885	76,842
Laurentian Bank of Canada	2,937	136,625
Magna International, Inc.	14,634	697,772
Manulife Financial Corp.	53,600	725,987
Methanex Corp.	1,900	61,870
Metro, Inc.	2,200	117,317
National Bank of Canada	1,914	152,302
Nexen, Inc.	12,000	220,041
Niko Resources Ltd.	700	24,626
Onex Corp.	11,700	430,605
Pacific Rubiales Energy Corp.	4,000	116,858
Penn West Petroleum Ltd.	7,500	146,549
Petrobank Energy & Resources Ltd. †	1,600	25,377
Power Corp. of Canada	4,746	125,805
Precision Drilling Corp. †	32,600	327,487
RioCan Real Estate Investment Trust REIT (a)	2,100	56,908
Rogers Communications, Inc., Class B	11,100	440,684
Royal Bank of Canada	14,424	835,983
Russel Metals, Inc.	19,300	518,175
Sherritt International Corp.	40,100	218,702
Silver Wheaton Corp.	5,300	175,772
Sun Life Financial, Inc.	5,600	132,891
Suncor Energy, Inc.	41,382	1,352,087
Teck Resources Ltd., Class B	7,993	285,358
TELUS Corp., Class A	2,307	131,257
TMX Group, Inc.	1,200	53,897
Toronto-Dominion Bank/The	12,312	1,044,999
TransCanada Corp.	14,000	601,153
Valeant Pharmaceuticals International, Inc. †	4,574	245,289
Yamana Gold, Inc.	32,500	506,993

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Canada - 4.4% (continued) (1)
Yellow Media, Inc.	8,100	$771

		19,811,049

Denmark - 0.7%
AP Moeller - Maersk A/S, Class B	24	185,919
Coloplast A/S, Class B	1,560	270,397
Danske Bank A/S †	10,597	180,127
DSV A/S (a)	14,561	331,469
Novo Nordisk A/S, Class B (a)	16,084	2,233,419

		3,201,331

Finland - 0.4%
Kone OYJ, Class B	3,318	184,755
Metso OYJ (a)	30,145	1,288,149
Sampo OYJ, A Shares	7,388	213,484
Stora Enso OYJ, R Shares	23,720	176,365

		1,862,753

France - 3.3%
Arkema SA	8,500	792,703
AtoS	3,586	206,822
AXA SA	30,119	499,822
BNP Paribas SA	16,706	794,708
Christian Dior SA	3,779	580,503
Cie Generale de Geophysique - Veritas †	20,621	612,865
Cie Generale des Etablissements Michelin	12,464	928,508
Compagnie de Saint-Gobain	4,338	193,548
Danone	3,099	216,173
Dassault Systemes SA	2,905	267,511
European Aeronautic Defence and Space Co NV	6,605	270,488
Imerys SA	3,029	184,380
Klepierre REIT	1,740	60,362
LVMH Moet Hennessy Louis Vuitton SA	1,812	311,817
PPR	1,685	289,896
Publicis Groupe SA	6,852	377,748
Renault SA	10,289	542,700
Safran SA	2,688	98,788
Sanofi	22,968	1,782,122
SES SA ADR	7,648	189,818
Societe BIC SA	6,122	614,513
Societe Generale SA	10,937	320,923
Societe Television Francaise 1	10,870	133,064
Sodexo	2,226	182,764
Total SA	53,119	2,713,296
Unibail-Rodamco SE REIT	1,690	338,094
Vinci SA	14,861	774,358
Vivendi SA	34,495	633,453

		14,911,747

Germany - 3.3%
Adidas AG	17,319	1,353,319
Aurubis AG	3,837	202,762
BASF SE	16,387	1,432,871
Bayer AG	19,076	1,341,594
Bayerische Motoren Werke AG	9,392	844,871
Brenntag AG	2,568	314,420
Continental AG †	3,135	295,955
Daimler AG	12,534	755,803
Deutsche Bank AG	28,300	1,409,032
Deutsche Post AG	62,778	1,208,409
Fresenius SE & Co. KGaA	1,761	180,582
GEA Group AG	14,800	510,519

	SHARES	VALUE (Note 3)
Germany - 3.3% (continued)
Hannover Rueckversicherung AG	3,188	$189,428
Hochtief AG	2,934	177,505
Infineon Technologies AG	47,456	485,019
Linde AG	2,847	510,710
Merck KGaA	14,952	1,654,588
Muenchener Rueckversicherungs AG	862	129,991
RWE AG	5,314	253,766
Salzgitter AG	8,151	447,324
SAP AG	14,749	1,030,154
Siemens AG	1,809	182,427

		14,911,049

Hong Kong - 1.1%
AIA Group Ltd.	134,800	494,867
ASM Pacific Technology Ltd.	2,982	43,671
Cheung Kong Holdings Ltd.	39,201	506,948
Cheung Kong Infrastructure Holdings Ltd.	5,749	34,994
Chinese Estates Holdings Ltd.	24,000	33,194
CLP Holdings Ltd.	53,011	457,180
Esprit Holdings Ltd. (a)	64,300	129,843
Foxconn International Holdings Ltd. †	32,101	22,862
Hang Lung Group Ltd.	11,791	76,499
Hang Seng Bank Ltd. (a)	18,557	246,903
HKT Trust/HKT Ltd. †	2,842	2,210
Hong Kong & China Gas Co., Ltd.	102,000	261,695
Hong Kong Exchanges and Clearing Ltd.	16,169	272,130
Hopewell Holdings Ltd.	84,695	232,605
Hutchison Whampoa Ltd.	12,489	124,890
Hysan Development Co., Ltd.	31,823	127,499
Li & Fung Ltd.	51,468	117,788
Lifestyle International Holdings Ltd.	9,000	22,928
Link REIT/The REIT	34,329	127,736
Mongolia Energy Corp. Ltd. †	48,885	4,093
New World Development Co., Ltd.	58,173	70,046
NWS Holdings Ltd.	19,500	29,948
Orient Overseas International Ltd.	8,000	56,938
PCCW Ltd.	65,406	23,442
Power Assets Holdings Ltd.	11,500	84,547
Sands China Ltd.	41,200	160,872
SJM Holdings Ltd.	25,000	50,951
Sun Hung Kai Properties Ltd.	35,022	435,791
Swire Pacific Ltd., Class A	11,818	132,463
Swire Properties Ltd. †	72	179
Television Broadcasts Ltd.	13,442	90,753
Wharf Holdings Ltd.	604	3,294
Wheelock & Co., Ltd.	51,844	156,809
Wynn Macau Ltd. (a)	25,600	74,822
Yue Yuen Industrial Holdings Ltd.	73,123	257,162

		4,968,552

Italy - 1.0%
Assicurazioni Generali SpA	18,525	287,590
Atlantia SpA	18,803	312,213
Enel SpA	146,976	531,375
ENI SpA	68,444	1,603,996
Intesa Sanpaolo SpA	181,257	324,884
Prysmian SpA	19,581	344,324
Telecom Italia SpA	627,743	747,201
UniCredit SpA	67,592	338,489

		4,490,072

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 8.1%
Aeon Co., Ltd. (a)	17,300	$227,895
Ajinomoto Co., Inc.	42,000	528,240
Asahi Glass Co., Ltd.	236	2,023
Asahi Kasei Corp. (a)	78,000	484,150
Astellas Pharma, Inc.	17,600	724,928
Bridgestone Corp.	4,100	100,268
Brother Industries Ltd.	39,900	545,133
Canon, Inc.	9,045	432,677
Central Japan Railway Co.	51	421,173
Chiyoda Corp. (a)	46,000	589,440
Chubu Electric Power Co., Inc.	54	976
Credit Saison Co., Ltd.	7,275	148,331
Daicel Corp.	40,000	259,105
Daido Steel Co., Ltd. (a)	49,000	341,992
Daihatsu Motor Co., Ltd. (a)	22,000	405,914
Dainippon Sumitomo Pharma Co., Ltd. (a)	10,100	107,508
Daito Trust Construction Co., Ltd.	1,586	143,220
Daiwa House Industry Co., Ltd.	8,151	108,357
DIC Corp.	495	1,007
East Japan Railway Co.	512	32,322
FANUC Corp.	1,500	268,673
Fuji Heavy Industries Ltd.	1,733	14,154
Fuji Media Holdings, Inc.	110	189,914
FUJIFILM Holdings Corp.	44	1,042
Fujitsu Ltd.	11,115	59,005
Furukawa Electric Co., Ltd.	152,000	407,372
Hakuhodo DY Holdings, Inc.	6,100	385,305
Hino Motors Ltd.	975	7,112
Hitachi High-Technologies Corp.	10,758	258,414
Hitachi Ltd.	20,000	129,399
Hokuhoku Financial Group, Inc.	123,000	235,764
Honda Motor Co., Ltd.	13,597	523,678
Hoya Corp.	6	135
Idemitsu Kosan Co., Ltd.	1,800	180,112
IHI Corp.	37,000	94,051
Inpex Corp.	75	509,963
Isuzu Motors Ltd.	94,000	554,635
ITOCHU Corp.	57,188	626,599
Japan Petroleum Exploration Co.	6,700	314,206
Japan Real Estate Investment Corp. REIT	7	61,721
Japan Retail Fund Investment Corp. REIT	18	26,785
Japan Tobacco, Inc.	71	401,892
JGC Corp.	18,000	561,742
JTEKT Corp.	39,388	476,791
JX Holdings, Inc.	21,914	136,726
Kaneka Corp.	354	2,147
Kao Corp.	3,500	92,296
KDDI Corp.	115	748,253
Keisei Electric Railway Co., Ltd.	461	3,576
Kinden Corp.	17,284	133,863
Kobe Steel Ltd.	158,759	259,615
Koito Manufacturing Co., Ltd.	21,000	341,684
Konica Minolta Holdings, Inc.	60,500	533,836
Kubota Corp.	343	3,320
Kuraray Co., Ltd.	39,700	564,625
Makita Corp.	46	1,867
Marubeni Corp.	87,000	632,682
Mazda Motor Corp. †	142,000	251,532
Miraca Holdings, Inc.	10,228	400,547
Mitsubishi Corp.	3,236	75,729
Mitsubishi Electric Corp.	83,000	741,156

	SHARES	VALUE (Note 3)
Japan - 8.1% (continued)
Mitsubishi Estate Co., Ltd.	18,764	$337,416
Mitsubishi Heavy Industries, Ltd.	89,000	433,665
Mitsubishi Motors Corp. †	71,000	81,137
Mitsubishi UFJ Financial Group, Inc.	168,249	844,336
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,968	263,869
Mitsui & Co., Ltd.	51,789	854,740
Mitsui Chemicals, Inc.	113,000	344,635
Mitsui Fudosan Co., Ltd.	17,598	339,834
Mitsumi Electric Co., Ltd. †	40	349
Mizuho Financial Group, Inc. (a)	101,541	167,062
Namco Bandai Holdings, Inc.	29,400	426,496
NHK Spring Co., Ltd.	22,400	243,362
Nikon Corp.	20,500	629,631
Nippon Building Fund, Inc. REIT	8	76,158
Nippon Electric Glass Co., Ltd.	36,000	316,817
Nippon Kayaku Co., Ltd.	546	5,626
Nippon Meat Packers, Inc.	97	1,239
Nippon Telegraph & Telephone Corp.	7,948	360,236
Nishi-Nippon City Bank Ltd./The	106,363	301,187
Nissan Motor Co., Ltd.	24,100	259,124
Nisshin Steel Co., Ltd.	103,000	174,544
Nitto Denko Corp.	9,394	383,081
Nomura Holdings, Inc.	20,200	90,034
NSK Ltd.	27,000	210,207
NTT DoCoMo, Inc.	422	701,828
OJI Paper Co., Ltd.	682	3,309
Omron Corp.	31	671
ORIX Corp.	1,599	153,625
Osaka Gas Co., Ltd.	129,446	519,594
Otsuka Corp.	1,100	89,616
Otsuka Holdings Co., Ltd.	4,900	145,258
Pacific Metals Co., Ltd. †	720	3,984
Panasonic Corp.	21,400	199,552
Rengo Co., Ltd.	884	6,138
Resona Holdings, Inc.	72,300	334,432
Sapporo Hokuyo Holdings, Inc.	68	252
Sega Sammy Holdings, Inc.	6,600	138,815
Seino Holdings Corp.	24,100	175,008
Sekisui Chemical Co., Ltd.	52,000	453,028
Sekisui House Ltd.	9,000	88,866
Seven & I Holdings Co., Ltd.	25,030	746,381
Sharp Corp. (a)	31,000	228,333
Shinsei Bank Ltd.	224,000	294,878
Showa Denko KK	65,000	148,806
Showa Shell Sekiyu KK	36,700	235,430
Softbank Corp.	11,500	342,368
Sojitz Corp.	16	29
Sony Corp.	8,817	184,435
Sumitomo Corp. (a)	37,100	539,310
Sumitomo Heavy Industries Ltd.	97,000	542,763
Sumitomo Metal Industries Ltd.	36,493	74,443
Sumitomo Mitsui Financial Group, Inc.	15,149	501,398
Sumitomo Realty & Development Co., Ltd.	5,624	136,955
Suzuki Motor Corp.	25,700	619,241
Taisei Corp. (a)	134,000	350,607
Takeda Pharmaceutical Co., Ltd.	1,869	82,355
THK Co., Ltd.	11,900	243,772
Tohoku Electric Power Co., Inc. †	6,900	78,920
Tokai Rika Co., Ltd.	11,665	201,439

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 8.1% (continued)
Tokyo Electric Power Co., Inc./The †	26,870	$68,090
Tokyo Electron Ltd.	9,800	565,111
Tokyo Gas Co., Ltd.	25,000	117,979
Tokyu Land Corp.	5,000	24,669
TonenGeneral Sekiyu KK	8,000	73,989
Toray Industries, Inc. (a)	11,000	82,048
Tosoh Corp.	112,000	314,077
Toyota Motor Corp.	34,041	1,481,196
Ube Industries Ltd.	62,000	169,497
USS Co., Ltd.	1,595	162,223
West Japan Railway Co.	7,500	301,844
Yamada Denki Co., Ltd.	1,280	80,391
Yamaha Corp.	9,600	100,500
Yamaha Motor Co., Ltd.	3,200	43,299
Yamatake Corp.	13,900	308,817

		36,420,931

Netherlands - 1.3%
ASML Holding NV	34,301	1,718,526
Corio NV REIT	1,027	54,184
ING Groep NV CVA †	60,387	502,907
Koninklijke Ahold NV	108,713	1,506,333
Koninklijke Boskalis Westminster NV	7,086	266,017
Koninklijke DSM NV	13,315	770,813
Unilever NV CVA	24,960	849,249

		5,668,029

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	22,478	36,160
CapitaLand Ltd.	113,000	280,746
CapitaMall Trust REIT	34,494	49,506
ComfortDelGro Corp. Ltd.	128,000	158,833
Cosco Corp. Singapore Ltd. (a)	166,000	154,290
DBS Group Holdings Ltd.	50,054	565,583
Fraser and Neave Ltd.	44,000	234,708
Golden Agri-Resources Ltd.	354,000	221,203
Jardine Cycle & Carriage Ltd.	291	11,195
Oversea-Chinese Banking Corp. Ltd.	27,422	194,652
SembCorp Industries Ltd.	11,777	49,436
Singapore Exchange Ltd.	10,967	60,660
Singapore Technologies Engineering Ltd.	25,103	64,923
Singapore Telecommunications Ltd.	129,635	325,443
StarHub Ltd.	7,476	18,430
United Overseas Bank Ltd.	30,201	441,055
UOL Group Ltd.	10,340	39,001
Yangzijiang Shipbuilding Holdings Ltd.	24,404	25,841

		2,931,665

Spain - 0.8%
Acciona SA (a)	4,206	293,193
Amadeus IT Holding SA, A Shares	11,444	216,177
Banco Bilbao Vizcaya Argentaria SA	68,218	543,773
Banco Santander SA	134,231	1,032,244
Bankinter SA (a)	31,291	164,295

	SHARES	VALUE (Note 3)
Spain - 0.8% (continued)
Distribuidora Internacional de Alimentacion SA †	63,581	$315,138
Gas Natural SDG SA	31,292	500,195
Iberdrola SA	32,157	182,613
Repsol YPF SA	9,262	232,831

		3,480,459

Sweden - 1.3%
Boliden AB	57,777	908,742
Hennes & Mauritz AB, B Shares	14,816	535,588
Investor AB, B Shares	9,034	200,342
Nordea Bank AB	50,904	462,900
SKF AB, B Shares	8,173	199,486
Svenska Cellulosa AB, B Shares	54,120	937,857
Swedbank AB	40,408	628,166
Swedish Match AB	31,987	1,272,905
Telefonaktiebolaget LM Ericsson, B Shares	34,056	352,392
TeliaSonera AB	34,247	238,930
Volvo AB, B Shares	12,616	183,781

		5,921,089

Switzerland - 3.3%
ABB Ltd. †	32,755	670,350
Compagnie Financiere Richemont SA, Class A	21,302	1,335,217
Nestle SA	68,394	4,303,116
Novartis AG	41,336	2,288,265
Panalpina Welttransport Holding AG †	230	24,593
Roche Holding AG	18,735	3,260,459
Syngenta AG †	4,141	1,426,915
Synthes, Inc. (United States) 144A (c)	1,002	173,821
Transocean Ltd.	6,407	349,961
UBS AG †	60,560	848,734

		14,681,431

United Kingdom - 8.5%
ARM Holdings PLC	21,703	204,757
AstraZeneca PLC	55,272	2,456,742
Aviva PLC	13,257	70,365
Babcock International Group PLC	8,162	104,110
BAE Systems PLC	39,696	190,518
Barclays PLC	203,838	768,155
Berkeley Group Holdings PLC †	19,798	418,192
BG Group PLC	64,527	1,496,166
BHP Billiton PLC	35,178	1,078,106
BP PLC	438,659	3,266,818
British American Tobacco PLC	51,343	2,586,383
British Land Co. PLC REIT	13,261	101,787
British Sky Broadcasting Group PLC	34,200	369,986
BT Group PLC	208,467	755,156
Cairn Energy PLC †	9,407	48,726
Capital Shopping Centres Group PLC REIT	6,502	34,469
Eurasian Natural Resources Corp PLC	12,647	120,130
Ferrexpo PLC	61,476	300,742
GlaxoSmithKline PLC	133,531	2,985,195
Glencore International PLC	14,355	89,602
Hammerson PLC REIT	10,329	68,694
HSBC Holdings PLC	425,770	3,781,781
Imperial Tobacco Group PLC	50,189	2,035,955

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United Kingdom - 8.5% (continued)
Inchcape PLC	22,634	$136,171
Intermediate Capital Group PLC	149,541	692,670
ITV PLC	174,164	246,349
Johnson Matthey PLC	3,427	129,262
Kazakhmys PLC	29,173	424,720
Kesa Electricals PLC	40,816	45,718
Kingfisher PLC	31,472	154,412
Ladbrokes PLC	57,062	146,074
Land Securities Group PLC REIT	12,541	144,958
Legal & General Group PLC	454,004	949,562
Mondi PLC	20,481	193,439
National Grid PLC	41,526	418,535
Persimmon PLC	80,938	829,636
Randgold Resources Ltd.	1,514	132,239
Reed Elsevier PLC	20,306	179,991
Rentokil Initial PLC †	49,641	67,925
Resolution Ltd.	24,269	101,393
Rio Tinto PLC	23,550	1,305,311
Royal Bank of Scotland Group PLC †	1,716,481	758,623
Royal Dutch Shell PLC, A Shares	56,073	1,961,218
Royal Dutch Shell PLC, B Shares	35,966	1,266,629
Sage Group PLC/The	21,831	104,517
Segro PLC REIT	13,080	49,145
Tate & Lyle PLC	42,135	475,195
Tullow Oil PLC	14,217	347,486
Vodafone Group PLC	657,743	1,814,282
William Hill PLC	77,145	322,474
WM Morrison Supermarkets PLC	60,616	288,958
Wolseley PLC	8,517	325,408
Xstrata PLC	28,345	485,602

		37,830,437

United States - 47.7% (1)
3M Co.	6,600	588,786
Abbott Laboratories	42,484	2,603,844
Accenture PLC, Class A	11,574	746,523
ACE Ltd.	16,496	1,207,507
Agilent Technologies, Inc.	11,100	494,061
Alcoa, Inc.	30,000	300,600
Allstate Corp./The	10,000	329,200
Altria Group, Inc.	56,596	1,747,119
Ameren Corp.	13,100	426,798
American Electric Power Co., Inc.	9,100	351,078
American Financial Group, Inc.	23,825	919,168
American Tower Corp. REIT	7,200	453,744
Ameriprise Financial, Inc.	20,500	1,171,165
AmerisourceBergen Corp.	17,300	686,464
Amgen, Inc.	16,349	1,111,569
Annaly Capital Management, Inc. REIT	14,918	236,003
Apollo Group, Inc., Class A †	1,700	65,688
Apple, Inc. †	12,828	7,690,001
Archer-Daniels-Midland Co.	38,733	1,226,287
Assurant, Inc.	39,500	1,599,750
AT&T, Inc.	152,997	4,778,096
AvalonBay Communities, Inc. REIT	1,311	185,310
Avery Dennison Corp.	9,700	292,261
Avnet, Inc. †	15,900	578,601
Baker Hughes, Inc.	3,100	130,014
Bank of America Corp.	51,938	497,047
Bank of New York Mellon Corp/The	9,200	221,996
Becton Dickinson and Co.	4,786	371,633
Bed Bath & Beyond, Inc. †	4,300	282,811
Berkshire Hathaway, Inc., Class B †	13,150	1,067,122

	SHARES	VALUE (Note 3)
United States - 47.7% (continued) (1)
Best Buy Co., Inc.	64,400	$1,524,992
Biogen Idec, Inc. †	5,300	667,641
BlackRock, Inc.	2,000	409,800
BMC Software, Inc. †	9,300	373,488
Boston Properties, Inc. REIT	2,763	290,087
Bristol-Myers Squibb Co.	23,832	804,330
Bunge Ltd.	26,900	1,841,036
Cabot Oil & Gas Corp.	5,900	183,903
Capital One Financial Corp.	8,200	457,068
Cardinal Health, Inc.	15,700	676,827
Career Education Corp. †	4,559	36,746
CBS Corp., Class B	16,700	566,297
CF Industries Holdings, Inc.	6,600	1,205,490
Chevron Corp.	45,800	4,911,592
Chubb Corp./The	6,649	459,512
Cisco Systems, Inc.	108,489	2,294,542
Citigroup, Inc.	66,419	2,427,614
Cliffs Natural Resources, Inc.	4,800	332,448
Coca-Cola Co./The	32,880	2,433,449
Colgate-Palmolive Co.	1,828	178,742
Comerica, Inc.	27,100	876,956
ConAgra Foods, Inc.	46,074	1,209,903
ConocoPhillips	35,175	2,673,652
Covidien PLC	7,500	410,100
CSX Corp.	19,594	421,663
CVS Caremark Corp.	35,700	1,599,360
Deere & Co.	6,600	533,940
Dell, Inc. †	54,900	911,340
Denbury Resources, Inc. †	34,500	628,935
Devon Energy Corp.	17,690	1,258,113
Diamond Offshore Drilling, Inc.	3,200	213,600
DIRECTV, Class A †	13,869	684,296
Discover Financial Services	45,500	1,516,970
DISH Network Corp., Class A	28,474	937,649
Dr Pepper Snapple Group, Inc.	26,432	1,062,831
DTE Energy Co.	17,400	957,522
Eastman Chemical Co.	2,700	139,563
Edison International	12,156	516,752
Eli Lilly & Co.	13,000	523,510
Energizer Holdings, Inc. †	3,500	259,630
Entergy Corp.	13,700	920,640
Equity Residential REIT	4,548	284,796
Everest Re Group Ltd.	8,800	814,176
Exelon Corp.	9,800	384,258
Exxon Mobil Corp.	92,789	8,047,590
FedEx Corp.	600	55,176
Fidelity National Information Services, Inc.	8,500	281,520
Fifth Third Bancorp	58,700	824,735
Fluor Corp.	4,600	276,184
Ford Motor Co.	47,100	588,279
Forest Laboratories, Inc. †	7,786	270,096
Freeport-McMoRan Copper & Gold, Inc.	29,000	1,103,160
GameStop Corp., Class A	72,700	1,587,768
Gap, Inc./The	47,219	1,234,305
General Dynamics Corp.	2,038	149,548
General Electric Co.	150,302	3,016,561
General Growth Properties, Inc. REIT	8,100	137,619
Goodyear Tire & Rubber Co./The †	38,200	428,604
Google, Inc., Class A †	1,902	1,219,638
H&R Block, Inc.	33,800	556,686
Hartford Financial Services Group, Inc.	51,200	1,079,296

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 47.7% (continued) (1)
Hasbro, Inc.	8,200	$301,104
HCP, Inc. REIT	5,972	235,655
Health Care REIT, Inc. REIT	2,485	136,576
Hess Corp.	12,900	760,455
Hewlett-Packard Co.	59,852	1,426,273
Hill-Rom Holdings, Inc.	1,600	53,456
HollyFrontier Corp.	5,900	189,685
Home Depot, Inc./The	13,306	669,425
Honeywell International, Inc.	9,802	598,412
Host Hotels & Resorts, Inc. REIT	9,300	152,706
Humana, Inc.	17,000	1,572,160
Ingersoll-Rand PLC	32,000	1,323,200
Intel Corp.	87,867	2,469,941
International Business Machines Corp.	17,023	3,551,849
International Paper Co.	13,200	463,320
ITT Corp.	6,200	142,228
Johnson & Johnson	68,896	4,544,380
JPMorgan Chase & Co.	101,873	4,684,121
KeyCorp	231,200	1,965,200
Kimberly-Clark Corp.	25,563	1,888,850
Kimco Realty Corp. REIT	6,500	125,190
Kohl’s Corp.	10,200	510,306
Kraft Foods, Inc., Class A	5,321	202,251
L-3 Communications Holdings, Inc.	21,653	1,532,383
Legg Mason, Inc.	8,100	226,233
Lincoln National Corp.	9,700	255,692
Lockheed Martin Corp.	15,743	1,414,666
Loews Corp.	25,600	1,020,672
Lorillard, Inc.	1,000	129,480
Lowe’s Cos., Inc.	25,800	809,604
LSI Corp. †	70,700	613,676
Ltd. Brands, Inc.	9,661	463,728
LyondellBasell Industries NV, Class A	46,300	2,020,995
Macerich Co./The REIT	2,100	121,275
Macy’s, Inc.	32,600	1,295,198
Manpower, Inc.	9,600	454,752
Marathon Oil Corp.	48,229	1,528,859
Marriott International, Inc., Class A	15,000	567,750
Marvell Technology Group Ltd. †	13,800	217,074
McDonald’s Corp.	20,525	2,013,502
McKesson Corp.	6,100	535,397
Medco Health Solutions, Inc. †	11,921	838,046
Medtronic, Inc.	6,082	238,354
Merck & Co., Inc.	75,219	2,888,410
MGM Resorts International †	17,400	236,988
Microsoft Corp.	118,350	3,816,787
Monsanto Co.	2,600	207,376
Morgan Stanley	12,700	249,428
Motorola Solutions, Inc.	24,700	1,255,501
Murphy Oil Corp.	13,694	770,561
Nabors Industries Ltd. †	33,000	577,170
National Oilwell Varco, Inc.	3,300	262,251
Newmont Mining Corp.	5,161	264,604
News Corp., Class A	83,900	1,651,991
NII Holdings, Inc. †	11,000	201,410
Norfolk Southern Corp.	9,323	613,733
Northrop Grumman Corp.	35,479	2,167,057
Nucor Corp.	6,700	287,765
Occidental Petroleum Corp.	5,590	532,336
Omnicare, Inc.	55,000	1,956,350
Oracle Corp.	52,386	1,527,576
Owens-Illinois, Inc. †	22,200	518,148

	SHARES	VALUE (Note 3)
United States - 47.7% (continued) (1)
Parker Hannifin Corp.	8,700	$735,585
PDL BioPharma, Inc.	93,743	595,268
PepsiCo, Inc.	20,772	1,378,222
PetSmart, Inc.	1,554	88,920
Pfizer, Inc.	174,143	3,946,080
Philip Morris International, Inc.	43,493	3,853,915
PNC Financial Services Group, Inc.	22,500	1,451,025
PPG Industries, Inc.	9,500	910,100
Procter & Gamble Co./The	68,108	4,577,539
ProLogis, Inc. REIT	5,980	215,400
Protective Life Corp.	10,698	316,875
Prudential Financial, Inc.	12,200	773,358
Public Storage REIT	1,669	230,606
QEP Resources, Inc.	13,400	408,700
Raytheon Co.	13,067	689,676
Reinsurance Group of America, Inc.	3,700	220,039
Reynolds American, Inc.	18,374	761,419
SAIC, Inc. †	61,100	806,520
Sara Lee Corp.	8,136	175,168
Service Corp. International	40,300	453,778
Simon Property Group, Inc. REIT	4,342	632,543
SLM Corp.	30,800	485,408
Southwest Airlines Co.	19,200	158,208
Sprint Nextel Corp. †	65,800	187,530
Target Corp.	26,300	1,532,501
TE Connectivity Ltd.	19,860	729,855
Time Warner Cable, Inc.	5,300	431,950
Time Warner, Inc.	22,266	840,541
Torchmark Corp.	9,300	463,605
Total System Services, Inc.	9,600	221,472
Travelers Cos., Inc./The	35,301	2,089,819
Tyco International Ltd.	14,200	797,756
Tyson Foods, Inc., Class A	25,800	494,070
United States Steel Corp.	50,500	1,483,185
United Technologies Corp.	17,449	1,447,220
UnitedHealth Group, Inc.	15,000	884,100
Unum Group	62,809	1,537,564
URS Corp.	22,000	935,440
Valero Energy Corp.	32,400	834,948
Ventas, Inc. REIT	4,800	274,080
Verizon Communications, Inc.	66,912	2,558,046
Viacom, Inc., Class B	6,637	314,992
Visa, Inc., Class A	7,500	885,000
Vornado Realty Trust REIT	2,748	231,382
Walgreen Co.	20,740	694,583
Wal-Mart Stores, Inc.	62,205	3,806,946
Warner Chilcott PLC, Class A †	47,900	805,199
Waste Management, Inc.	2,373	82,960
WellPoint, Inc.	29,291	2,161,676
Wells Fargo & Co.	31,770	1,084,628
Western Digital Corp. †	26,500	1,096,835
Weyerhaeuser Co. REIT	8,600	188,512
Williams Cos., Inc./The	13,000	400,530
Wynn Resorts Ltd.	2,000	249,760
Zimmer Holdings, Inc.	15,200	977,056

		213,870,384

TOTAL COMMON STOCKS (cost $342,074,088)		401,676,652

PREFERRED STOCKS - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG	21,602	555,137

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Germany - 0.2% (continued)
Volkswagen AG	2,748	$483,272

TOTAL PREFERRED STOCKS (cost $812,289)		1,038,409

MONEY MARKET FUNDS - 6.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (d)(e)	1,590,906	1,590,906
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	27,992,550	27,992,549

TOTAL MONEY MARKET FUNDS (cost $29,583,455)		29,583,455

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.0%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (d)(f) (cost $9,033,191)	9,033,191	9,033,191

TOTAL INVESTMENTS - 98.5% (cost $381,503,023)		441,331,707

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5% (g)		6,594,702

NET ASSETS - 100.0%		$447,926,409

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $8,532,281; cash collateral of $9,033,191 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at $0 as of March 31, 2012 using procedures approved by the Board of Trustees.
(c)	Rule 144A, Section 4 or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of March 31, 2012.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$44,829,741	10.0%
Consumer Staples	48,761,502	10.9
Energy	45,624,213	10.2
Financials	74,079,710	16.5
Health Care	51,754,462	11.6
Industrials	40,397,797	9.0
Information Technology	40,826,736	9.1
Materials	32,174,567	7.2
Telecommunication Services	16,115,253	3.6
Utilities	8,151,080	1.8
Money Market Funds	38,616,646	8.6

Total Investments	441,331,707	98.5
Other Assets in Excess of Liabilities (g)	6,594,702	1.5

Net Assets	$447,926,409	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contract outstanding as of March 31, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	6/15/2012	CHF	(16,792,386)	$80,569

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
524	CAC40 10 Euro Futures	April 20, 2012	$24,889,569	$23,932,420	$(957,149)
56	DAX Index Futures	June 15, 2012	13,263,256	12,997,439	(265,817)
487	FTSE 100 Index Futures	June 15, 2012	45,954,312	44,630,312	(1,324,000)
101	FTSE/MIB Index Futures	June 15, 2012	11,184,617	10,604,548	(580,069)
3	Hang Seng Index Futures	April 27, 2012	405,382	395,980	(9,402)
20	IBEX 35 Index Futures	April 20, 2012	2,188,992	2,113,248	(75,744)
8	MSCI Singapore Index Futures	April 27, 2012	440,768	439,124	(1,644)
68	S&P 500 E-Mini Futures	June 15, 2012	4,647,376	4,770,880	123,504
255	TOPIX Index Futures	June 7, 2012	26,083,805	26,402,682	318,877

			129,058,077	126,286,633	(2,771,444)

Short Contracts:
111	Amsterdam Index Futures	April 20, 2012	(9,820,319)	(9,532,341)	287,978
167	OMXS30 Index Futures	April 20, 2012	(2,769,976)	(2,694,017)	75,959
132	S&P/Toronto Stock Exchange 60 Index Futures	June 14, 2012	(18,653,511)	(18,651,641)	1,870
352	SPI 200 Index Futures	June 21, 2012	(39,043,675)	(39,606,759)	(563,084)

			(70,287,481)	(70,484,758)	(197,277)

			$58,770,596	$55,801,875	$(2,968,721)

Cash held as collateral with broker for futures contracts was $15,515,295 at March 31, 2012.

Forward foreign currency exchange contracts outstanding as of March 31, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	6,304,000	$6,631,178	$6,473,054	$(158,124)
Canadian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	CAD	3,357,000	3,379,301	3,359,954	(19,347)
Swiss Franc, Expiring 06/20/12	The Royal Bank of Scotland	CHF	3,461,000	3,828,055	3,837,744	9,689
Danish Krone, Expiring 06/20/12	The Royal Bank of Scotland	DKK	687,000	122,821	123,208	387
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	4,395,000	5,808,018	5,864,072	56,054
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	22,797,000	35,927,486	36,444,150	516,664
Hong Kong Dollar, Expiring 06/20/12	The Royal Bank of Scotland	HKD	3,934,000	507,215	506,767	(448)
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	4,546,000	1,193,700	1,221,133	27,433
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	250,472,000	3,024,714	3,028,294	3,580

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	277,409,000	$48,568,280	$48,564,622	$(3,658)
New Zealand Dollar, Expiring 06/20/12	The Royal Bank of Scotland	NZD	34,187,000	27,867,405	27,839,087	(28,318)
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	256,160,000	37,715,287	38,599,659	884,372
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	661,000	526,736	525,938	(798)

				175,100,196	176,387,682	1,287,486

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	(10,290,000)	$(10,715,495)	$(10,565,946)	$149,549
Canadian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	CAD	(978,000)	(984,694)	(978,861)	5,833
Swiss Franc, Expiring 06/20/12	The Royal Bank of Scotland	CHF	(25,365,000)	(27,755,760)	(28,126,082)	(370,322)
Danish Krone, Expiring 06/20/12	The Royal Bank of Scotland	DKK	(6,902,000)	(1,218,175)	(1,237,816)	(19,641)
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	(45,232,000)	(59,547,086)	(60,351,247)	(804,161)
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	(3,807,000)	(5,984,708)	(6,086,015)	(101,307)
Hong Kong Dollar, Expiring 06/20/12	The Royal Bank of Scotland	HKD	(466,000)	(60,058)	(60,029)	29
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	(80,000)	(21,147)	(21,489)	(342)
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	(5,714,933,000)	(69,636,548)	(69,095,540)	541,008
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	(65,756,000)	(11,537,212)	(11,511,578)	25,634
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	(93,000)	(73,933)	(73,997)	(64)

				(187,534,816)	(188,108,600)	(573,784)

				$(12,434,620)	$(11,720,918)	$713,702

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $1,590,906.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 85.8%	SHARES	VALUE (Note 3)
Australia - 7.0%
AGL Energy Ltd.	10,299	$157,420
Alumina Ltd.	85,028	109,175
Amcor Ltd.	28,354	218,671
Ansell Ltd.	36,419	562,293
Asciano Ltd.	233,679	1,189,020
ASX Ltd.	5,817	200,035
Australia & New Zealand Banking Group Ltd. (a)	61,472	1,482,966
Bendigo and Adelaide Bank Ltd.	40,627	326,648
BHP Billiton Ltd.	194,022	6,994,426
Caltex Australia Ltd.	85,269	1,226,905
CFS Retail Property Trust REIT	69,740	129,208
Commonwealth Bank of Australia	60,996	3,165,271
Computershare Ltd.	15,439	144,122
Crown Ltd.	19,105	172,411
CSL Ltd. (a)	23,476	874,207
CSR Ltd. (a)	50,104	93,571
Dexus Property Group REIT	226,661	204,831
Downer EDI Ltd. †	332,581	1,389,790
Fortescue Metals Group Ltd.	45,904	277,008
Goodman Group REIT (a)	275,420	197,729
GPT Group - In Specie REIT (3)†(b)	143,427	—
GPT Group REIT	79,625	257,613
Harvey Norman Holdings Ltd. (a)	187,415	390,627
Incitec Pivot Ltd.	37,983	124,517
Lend Lease Group	21,131	163,957
Macquarie Group Ltd.	3,949	119,470
Metcash Ltd.	69,814	310,962
Mirvac Group REIT	133,089	161,831
Mount Gibson Iron Ltd. (a)	311,256	361,751
National Australia Bank Ltd.	147,717	3,770,936
Newcrest Mining Ltd.	36,384	1,119,052
Nufarm Ltd.	90,909	453,785
OneSteel Ltd. (a)	137,329	177,404
Origin Energy Ltd.	13,247	183,296
OZ Minerals Ltd.	11,735	119,024
Pacific Brands Ltd. (a)	1,079,368	681,950
Paladin Energy Ltd. †	24,740	47,222
Primary Health Care Ltd.	94,306	279,534
Qantas Airways Ltd. †	600,657	1,112,726
QBE Insurance Group Ltd.	5,873	86,186
QR National Ltd.	64,128	248,316
Ramsay Health Care Ltd.	7,573	153,462
Rio Tinto Ltd.	11,547	783,294
Santos Ltd. (a)	63,385	935,960
SP AusNet	558,015	621,669
Stockland REIT (a)	108,979	332,291
Suncorp Group Ltd.	28,819	251,359
TABCORP Holdings Ltd. (a)	354,193	998,245
Tatts Group Ltd.	126,753	324,756
Telstra Corp. Ltd.	197,228	671,763
UGL Ltd. (a)	14,396	197,227
Wesfarmers Ltd.	21,915	682,395
Westfield Group REIT	96,725	886,786
Westfield Retail Trust REIT	134,793	361,037
Westpac Banking Corp.	139,235	3,160,469
Woolworths Ltd.	89,603	2,412,946

		42,059,525

Belgium - 1.1%
Anheuser-Busch InBev NV	56,684	4,128,228
Groupe Bruxelles Lambert SA	2,641	204,502
Solvay SA	2,958	350,379
UCB SA	28,578	1,233,485

	SHARES	VALUE (Note 3)
Belgium - 1.1% (continued)
Umicore SA	16,438	$906,012

		6,822,606

Denmark - 1.7%
Coloplast A/S, Class B	6,494	1,125,615
Danske Bank A/S †	31,768	539,990
DSV A/S (a)	50,766	1,155,647
Novo Nordisk A/S, Class B	48,099	6,679,011
Vestas Wind Systems A/S †(a)	62,106	631,649

		10,131,912

Finland - 1.1%
Kone OYJ, Class B	9,734	542,014
Metso OYJ (a)	106,549	4,553,027
Sampo OYJ, A Shares	16,756	484,182
Wartsila OYJ (a)	28,790	1,085,631

		6,664,854

France - 7.3%
Arkema SA	5,147	480,005
AtoS	22,659	1,306,854
AXA SA	78,177	1,297,340
BNP Paribas SA	44,081	2,096,942
Christian Dior SA	13,165	2,022,315
Cie Generale de Geophysique - Veritas †	55,783	1,657,896
Cie Generale des Etablissements Michelin	46,641	3,474,531
Compagnie de Saint-Gobain	74,821	3,338,287
Credit Agricole SA	59,088	367,915
Dassault Systemes SA	8,002	736,874
European Aeronautic Defence and Space Co NV	19,036	779,562
France Telecom SA	78,349	1,161,984
Hermes International	1,347	453,817
Klepierre REIT	3,675	127,489
Lagardere SCA	39,452	1,218,077
LVMH Moet Hennessy Louis Vuitton SA	6,597	1,135,241
PPR	4,946	850,934
Publicis Groupe SA	9,597	529,079
Safran SA	7,597	279,201
Sanofi	24,878	1,930,322
Schneider Electric SA	6,425	420,329
SES SA ADR	22,845	566,997
Societe BIC SA	14,375	1,442,930
Societe Generale SA	45,655	1,339,647
Sodexo	19,090	1,567,367
Technip SA	10,208	1,205,410
Thales SA	5,928	221,960
Total SA (a)	139,740	7,137,860
Unibail-Rodamco SE REIT	3,619	724,001
Vinci SA	42,178	2,197,757
Vivendi SA	92,176	1,692,686

		43,761,609

Germany - 7.8%
Adidas AG	38,902	3,039,831
BASF SE	54,079	4,728,641
Bayer AG	71,149	5,003,832
Beiersdorf AG	18,763	1,224,115
Brenntag AG	10,682	1,307,880
Continental AG †	24,710	2,332,713
Daimler AG	40,399	2,436,070
Deutsche Bank AG	81,874	4,076,434
Deutsche Post AG	178,051	3,427,291

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Germany - 7.8% (continued)
Fresenius SE & Co. KGaA	4,600	$471,707
GEA Group AG	25,694	886,302
Hannover Rueckversicherung AG	10,065	598,053
Infineon Technologies AG	150,452	1,537,678
Linde AG	4,616	828,042
Merck KGaA	45,833	5,071,878
Salzgitter AG	30,783	1,689,360
SAP AG	38,335	2,677,534
Siemens AG	49,409	4,982,605
Wacker Chemie AG (a)	5,298	467,040

		46,787,006

Hong Kong - 2.4%
AIA Group Ltd.	394,200	1,447,155
ASM Pacific Technology Ltd.	6,404	93,786
Bank of East Asia Ltd.	54,800	206,096
BOC Hong Kong Holdings Ltd.	64,553	178,135
Cheung Kong Holdings Ltd.	116,278	1,503,708
Cheung Kong Infrastructure Holdings Ltd.	14,827	90,252
CLP Holdings Ltd.	149,509	1,289,404
Esprit Holdings Ltd.	219,500	443,242
Foxconn International Holdings Ltd. †	69,406	49,431
Hang Lung Group Ltd.	42,276	274,284
Hang Seng Bank Ltd. (a)	14,935	198,712
HKT Trust / HKT Ltd. †	5,694	4,429
Hong Kong & China Gas Co., Ltd.	266,000	682,461
Hong Kong Exchanges and Clearing Ltd. (a)	48,754	820,547
Hopewell Holdings Ltd.	178,000	488,856
Hutchison Whampoa Ltd.	31,832	318,320
Hysan Development Co., Ltd.	196,000	785,274
Li & Fung Ltd.	177,336	405,844
Lifestyle International Holdings Ltd.	20,500	52,224
Link REIT/The REIT	100,382	373,516
Mongolia Energy Corp. Ltd. †	95,406	7,989
New World Development Co., Ltd.	154,896	186,510
NWS Holdings Ltd.	39,000	59,896
PCCW Ltd.	131,000	46,951
Power Assets Holdings Ltd.	47,500	349,215
Sands China Ltd.	118,400	462,312
Shanghai Industrial Urban Development Group Ltd. †	8	1
SJM Holdings Ltd.	56,000	114,131
Sun Hung Kai Properties Ltd.	102,046	1,269,793
Swire Pacific Ltd., Class A	31,530	353,406
Swire Properties Ltd. †	71	176
Television Broadcasts Ltd.	67,403	455,066
Wharf Holdings Ltd.	67,243	366,670
Wheelock & Co., Ltd.	158,621	479,770
Wynn Macau Ltd. (a)	56,800	166,011
Yue Yuen Industrial Holdings Ltd.	157,609	554,285

		14,577,858

Italy - 2.0%
Assicurazioni Generali SpA	52,361	812,875
Enel SpA	355,437	1,285,041
ENI SpA	219,563	5,145,494
Intesa Sanpaolo SpA	450,059	806,684
Parmalat Finanziaria SpA (3)†(b)	45,800	—
Pirelli & C SpA	80,175	953,855
Prysmian SpA	31,933	561,529
Telecom Italia SpA	1,385,934	1,649,674

	SHARES	VALUE (Note 3)
Italy - 2.0% (continued)
UniCredit SpA	181,238	$907,609

		12,122,761

Japan - 18.7%
Aeon Co., Ltd. (a)	136,200	1,794,179
Aisin Seiki Co., Ltd.	22,600	803,774
Ajinomoto Co., Inc.	123,000	1,546,987
Asahi Glass Co., Ltd.	413	3,541
Asahi Kasei Corp. (a)	190,000	1,179,340
Astellas Pharma, Inc.	42,800	1,762,892
Brother Industries Ltd.	105,100	1,435,927
Canon, Inc.	24,615	1,177,485
Casio Computer Co., Ltd. (a)	73,900	532,623
Central Japan Railway Co.	124	1,024,027
Chiba Bank Ltd./The	49,000	313,937
Chiyoda Corp. (a)	163,000	2,088,666
Chubu Electric Power Co., Inc.	97	1,753
Credit Saison Co., Ltd.	12	245
Daicel Corp.	193,000	1,250,183
Daido Steel Co., Ltd. (a)	148,000	1,032,956
Daihatsu Motor Co., Ltd. (a)	58,000	1,070,136
Daito Trust Construction Co., Ltd.	2,787	251,673
Daiwa House Industry Co., Ltd.	17,295	229,915
East Japan Railway Co.	7,813	493,227
FamilyMart Co., Ltd.	7,200	305,142
FANUC Corp.	2,800	501,522
Fuji Heavy Industries Ltd.	721	5,889
FUJIFILM Holdings Corp.	43	1,018
Fujitsu Ltd.	210,000	1,114,803
Fukuoka Financial Group, Inc.	91,046	405,804
Furukawa Electric Co., Ltd.	379,000	1,015,749
Hino Motors Ltd. (a)	161,000	1,174,464
Hitachi High-Technologies Corp.	13,800	331,485
Honda Motor Co., Ltd.	35,197	1,355,584
Idemitsu Kosan Co., Ltd.	6,400	640,397
IHI Corp.	110,000	279,611
Inpex Corp.	23	156,389
Isuzu Motors Ltd.	404,000	2,383,750
ITOCHU Corp.	134,344	1,471,985
Japan Petroleum Exploration Co.	5,900	276,689
Japan Real Estate Investment Corp. REIT	17	149,895
Japan Retail Fund Investment Corp. REIT	93	138,388
Japan Tobacco, Inc.	363	2,054,746
JGC Corp.	72,000	2,246,967
JTEKT Corp.	25,470	308,314
JX Holdings, Inc.	95	593
Kaneka Corp.	625	3,791
Kansai Electric Power Co., Inc./The	32	496
Kao Corp.	7,085	186,833
KDDI Corp. (a)	376	2,446,462
Kinden Corp.	47,564	368,378
Kobe Steel Ltd.	639,000	1,044,943
Koito Manufacturing Co., Ltd.	23,000	374,225
Komatsu Ltd.	38	1,093
Konami Corp. (a)	33,400	956,492
Konica Minolta Holdings, Inc.	224,500	1,980,929
Kuraray Co., Ltd.	148,500	2,112,011
Lawson, Inc.	5,500	346,483
Marubeni Corp.	96,974	705,215
Maruichi Steel Tube Ltd.	13,100	307,143
Mazda Motor Corp. †	224,000	396,783

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 18.7% (continued)
Medipal Holdings Corp.	26,600	$346,094
Miraca Holdings, Inc.	25,606	1,002,776
Mitsubishi Corp.	19,100	446,978
Mitsubishi Electric Corp.	229,000	2,044,876
Mitsubishi Estate Co., Ltd.	66,020	1,187,177
Mitsubishi Heavy Industries, Ltd.	161,000	784,494
Mitsubishi UFJ Financial Group, Inc.	569,891	2,859,924
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,810	522,168
Mitsui & Co., Ltd.	165,643	2,733,819
Mitsui Chemicals, Inc.	195,000	594,725
Mitsui Fudosan Co., Ltd.	44,205	853,640
Mitsumi Electric Co., Ltd. †	89	777
Mizuho Financial Group, Inc. (a)	311,010	511,696
Namco Bandai Holdings, Inc.	96,900	1,405,697
NHK Spring Co., Ltd.	83,000	901,745
Nikon Corp.	86,200	2,647,521
Nippon Building Fund, Inc. REIT	31	295,110
Nippon Electric Glass Co., Ltd.	179,000	1,575,284
Nippon Meat Packers, Inc.	42,000	536,271
Nippon Telegraph & Telephone Corp.	19,019	862,020
Nippon Yusen KK (a)	165,000	522,726
Nishi-Nippon City Bank Ltd./The	737	2,087
Nissan Motor Co., Ltd.	155,200	1,668,716
Nisshin Seifun Group, Inc.	20,084	244,053
Nisshin Steel Co., Ltd.	147,000	249,106
Nitto Denko Corp.	34,583	1,410,270
Nomura Holdings, Inc.	89,900	400,697
Nomura Real Estate Holdings, Inc.	3,300	58,673
NSK Ltd.	71,000	552,766
NTT DoCoMo, Inc.	797	1,325,491
ORIX Corp.	4,549	437,049
Osaka Gas Co., Ltd.	323,802	1,299,736
Otsuka Holdings Co., Ltd.	23,600	699,612
Panasonic Corp.	30,600	285,341
Rengo Co., Ltd.	299	2,076
Resona Holdings, Inc.	310,600	1,436,718
Sankyo Co., Ltd.	4,100	201,772
Seino Holdings Corp.	36,837	267,501
Sekisui Chemical Co., Ltd.	109,000	949,617
Sekisui House Ltd.	26,000	256,725
Seven & I Holdings Co., Ltd.	62,339	1,858,915
Sharp Corp. (a)	19,245	141,750
Shimamura Co., Ltd.	2,600	291,988
Shinsei Bank Ltd.	718,000	945,190
Shionogi & Co. Ltd.	42,400	588,704
Showa Denko KK	298,000	682,217
Showa Shell Sekiyu KK	69,800	447,766
Softbank Corp.	7,600	226,261
Sojitz Corp. (a)	322,062	578,715
Sony Corp.	5,671	118,626
Sumco Corp. †	25,400	312,720
Sumitomo Corp. (a)	145,700	2,117,993
Sumitomo Heavy Industries Ltd.	384,000	2,148,668
Sumitomo Metal Industries Ltd.	123,000	250,912
Sumitomo Mitsui Financial Group, Inc.	46,736	1,546,856
Sumitomo Mitsui Trust Holdings, Inc.	341	1,098
Sumitomo Realty & Development Co., Ltd.	17,261	420,338
Suzuki Motor Corp.	97,200	2,342,034
T&D Holdings, Inc.	38,800	453,022
Taisei Corp. (a)	627,000	1,640,527
Takeda Pharmaceutical Co., Ltd.	81	3,569
THK Co., Ltd.	67,700	1,386,836
Toho Co., Ltd.	4,000	73,637
Tohoku Electric Power Co., Inc. †	15,700	179,571

	SHARES	VALUE (Note 3)
Japan - 18.7% (continued)
Tokai Rika Co., Ltd.	99	$1,710
Tokyo Electric Power Co., Inc./The †	62,373	158,057
Tokyo Electron Ltd.	38,100	2,197,013
Tokyo Gas Co., Ltd.	113,071	533,599
Tokyu Land Corp.	26,483	130,664
Toray Industries, Inc. (a)	33,000	246,144
Tosoh Corp.	409,000	1,146,940
Toyo Suisan Kaisha Ltd.	11,000	286,033
Toyota Boshoku Corp. (a)	23,700	281,562
Toyota Motor Corp.	91,378	3,976,049
Toyota Tsusho Corp.	13,700	281,116
Ube Industries Ltd.	388,000	1,060,721
USS Co., Ltd.	16,584	1,686,712
West Japan Railway Co.	15,100	607,712
Yamada Denki Co., Ltd.	10,020	629,312
Yamatake Corp.	37	822

		111,909,530

Netherlands - 2.9%
ASML Holding NV	110,701	5,546,269
Corio NV REIT	2,174	114,699
Delta Lloyd NV	44,141	776,268
ING Groep NV CVA †	159,010	1,324,245
Koninklijke Ahold NV	339,927	4,710,047
Koninklijke Boskalis Westminster NV	22,145	831,348
Koninklijke DSM NV	29,870	1,729,192
Unilever NV CVA	75,159	2,557,241

		17,589,309

Singapore - 1.4%
Ascendas Real Estate Investment Trust REIT	80,637	129,720
CapitaLand Ltd.	223,000	554,038
CapitaMall Trust REIT	71,994	103,326
ComfortDelGro Corp. Ltd.	209,000	259,345
Cosco Corp. Singapore Ltd. (a)	580,000	539,086
DBS Group Holdings Ltd.	112,128	1,266,986
Fraser and Neave Ltd.	128,000	682,785
Genting Singapore PLC †(a)	552,000	749,006
Golden Agri-Resources Ltd.	905,000	565,504
Jardine Cycle & Carriage Ltd.	15,066	579,600
Keppel Corp. Ltd.	41,728	364,694
Oversea-Chinese Banking Corp. Ltd.	29,479	209,254
SembCorp Industries Ltd.	32,017	134,398
Singapore Airlines Ltd.	27,000	231,545
Singapore Exchange Ltd.	40,472	223,857
Singapore Technologies Engineering Ltd.	63,265	163,619
Singapore Telecommunications Ltd.	351,524	882,484
StarHub Ltd.	23,988	59,136
United Overseas Bank Ltd.	44,097	643,992
UOL Group Ltd.	18,000	67,893
Yangzijiang Shipbuilding Holdings Ltd.	63,319	67,048

		8,477,316

Spain - 2.1%
Acciona SA	19,168	1,336,169
Amadeus IT Holding SA, A Shares	4,596	86,819
Banco Bilbao Vizcaya Argentaria SA	196,454	1,565,956
Banco Santander SA	424,844	3,267,073
Bankinter SA (a)	221,789	1,164,515
Distribuidora Internacional de Alimentacion SA †	197,780	980,294
Gas Natural SDG SA	76,679	1,225,694
Inditex SA	5,805	555,532

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Spain - 2.1% (continued)
Repsol YPF SA	85,102	$2,139,322

		12,321,374

Sweden - 3.1%
Boliden AB	150,244	2,363,104
Getinge AB, B Shares	18,745	533,685
Hennes & Mauritz AB, B Shares	17,157	620,214
Investor AB, B Shares	19,364	429,425
Nordea Bank AB	58,614	533,012
Skanska AB, B Shares	38,651	669,456
Svenska Cellulosa AB, B Shares	164,814	2,856,096
Swedbank AB	126,219	1,962,148
Swedish Match AB	99,258	3,949,917
Telefonaktiebolaget LM Ericsson, B Shares	196,839	2,036,774
TeliaSonera AB	90,089	628,522
Volvo AB, B Shares	121,690	1,772,696

		18,355,049

Switzerland - 7.6%
ABB Ltd. †	129,535	2,651,010
Aryzta AG †	19,915	983,822
Compagnie Financiere Richemont SA, Class A	69,122	4,332,591
Nestle SA	176,041	11,075,897
Novartis AG	112,540	6,229,953
Roche Holding AG	56,374	9,810,787
Schindler Holding AG	2,238	269,200
Swisscom AG	843	340,907
Syngenta AG †	15,534	5,352,739
Synthes, Inc. (United States) 144A (c)	2,591	449,471
Transocean Ltd.	11,824	645,847
UBS AG †	199,082	2,790,088
Zurich Financial Services AG †	2,038	547,767

		45,480,079

United Kingdom - 19.6%
Anglo American PLC	27,747	1,040,053
ARM Holdings PLC	60,350	569,372
AstraZeneca PLC	154,775	6,879,474
Aviva PLC	216,197	1,147,530
Babcock International Group PLC	71,813	916,004
Barclays PLC	940,525	3,544,330
BG Group PLC	52,789	1,224,001
BHP Billiton PLC	107,199	3,285,347
BP PLC	998,678	7,437,439
British American Tobacco PLC	148,481	7,479,671
British Land Co. PLC REIT	29,205	224,168
BT Group PLC	320,700	1,161,712
Burberry Group PLC	36,183	867,460
Cairn Energy PLC †	22,306	115,540
Cobham PLC	197,662	725,010
easyJet PLC	16,050	124,835
Eurasian Natural Resources Corp PLC	44,858	426,094
Experian PLC	205,906	3,211,860
GKN PLC	940,009	3,101,030
GlaxoSmithKline PLC	346,273	7,741,217
Glencore International PLC	35,733	223,041
Hammerson PLC REIT	28,872	192,015
HSBC Holdings PLC	587,139	5,215,095
Imperial Tobacco Group PLC	159,342	6,463,830
Intermediate Capital Group PLC	153,904	712,880
Investec PLC	112,504	688,352
J Sainsbury PLC	140,391	698,663

	SHARES	VALUE (Note 3)
United Kingdom - 19.6% (continued)
Johnson Matthey PLC	9,515	$358,895
Kazakhmys PLC	165,519	2,409,734
Kesa Electricals PLC	16,479	18,458
Kingfisher PLC	493,212	2,419,866
Land Securities Group PLC REIT	24,126	278,866
Legal & General Group PLC	1,181,933	2,472,047
Mondi PLC	117,162	1,106,571
National Grid PLC	69,697	702,466
Persimmon PLC	130,133	1,333,897
Prudential PLC	29,096	348,640
Randgold Resources Ltd.	3,761	328,500
Reed Elsevier PLC	49,673	440,299
Resolution Ltd.	60,324	252,027
Rio Tinto PLC	65,621	3,637,188
Royal Bank of Scotland Group PLC †	5,613,043	2,480,764
Royal Dutch Shell PLC, A Shares	181,544	6,349,712
Royal Dutch Shell PLC, B Shares	193,775	6,824,249
RSA Insurance Group PLC	1,144,606	1,915,560
Sage Group PLC/The	58,964	282,294
Segro PLC REIT	49,428	185,714
SSE PLC	124,542	2,648,415
Tate & Lyle PLC	211,662	2,387,105
Tesco PLC	621,574	3,280,680
TUI Travel PLC	336,721	1,056,983
Tullow Oil PLC	33,537	819,698
Vodafone Group PLC	1,027,106	2,833,112
WM Morrison Supermarkets PLC	314,718	1,500,267
Wolseley PLC	37,510	1,433,140
Xstrata PLC	106,095	1,817,604

		117,338,774

TOTAL COMMON STOCKS (cost $482,223,377)		514,399,562

PREFERRED STOCKS - 0.3%

Germany - 0.3%
Porsche Automobil Holding SE	8,550	504,600
Volkswagen AG	6,683	1,175,293

TOTAL PREFERRED STOCKS (cost $1,153,203)		1,679,893

MONEY MARKET FUNDS - 9.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (d)(e)	3,441,996	3,441,996
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	54,825,775	54,825,775

TOTAL MONEY MARKET FUNDS (cost $58,267,771)		58,267,771

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 5.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (d)(f)
(cost $30,995,946)	30,995,946	30,995,946

TOTAL INVESTMENTS - 101.0% (cost $572,640,297)		605,343,172

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%) (g)		(6,190,757)

NET ASSETS - 100.0%		$599,152,415

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $29,274,014; cash collateral of $30,995,946 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at $0 as of March 31, 2012 using procedures approved by the Board of Trustees.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of March 31, 2012.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$68,340,039	11.4%
Consumer Staples	64,551,226	10.8
Energy	44,625,675	7.4
Financials	88,970,248	14.8
Health Care	59,433,579	9.9
Industrials	75,755,891	12.6
Information Technology	26,152,562	4.4
Materials	59,695,225	10.0
Telecommunication Services	15,993,592	2.7
Utilities	12,561,418	2.1
Money Market Funds	89,263,717	14.9

Total Investments	605,343,172	101.0
Liabilities in Excess of Other Assets (g)	(6,190,757)	(1.0)

Net Assets	$599,152,415	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contract outstanding as of March 31, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index Futures	6/15/2012	CHF	(38,070,500)	$178,673

Money Market Fund investment pledged as collateral for the total return swap contract is also included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
880	CAC40 10 Euro Futures	April 20, 2012	$41,824,272	$40,191,849	$(1,632,423)
77	DAX Index Futures	June 15, 2012	18,242,311	17,871,479	(370,832)
683	FTSE 100 Index Futures	June 15, 2012	64,490,149	62,592,410	(1,897,739)
195	FTSE/MIB Index Futures	June 15, 2012	21,584,953	20,474,129	(1,110,824)
40	MSCI Singapore Index Futures	April 27, 2012	2,204,069	2,195,616	(8,453)
589	TOPIX Index Futures	June 7, 2012	59,794,915	60,985,019	1,190,104

			208,140,669	204,310,502	(3,830,167)

Short Contracts:
187	Amsterdam Index Futures	April 20, 2012	(16,523,350)	(16,058,988)	464,362
102	Hang Seng Index Futures	April 27, 2012	(13,782,293)	(13,463,309)	318,984
21	IBEX 35 Index Futures	April 20, 2012	(2,301,604)	(2,218,910)	82,694
903	OMXS30 Index Futures	April 20, 2012	(14,961,187)	(14,567,048)	394,139
352	SPI 200 Index Futures	June 21, 2012	(39,032,261)	(39,606,759)	(574,498)

			(86,600,695)	(85,915,014)	685,681

			$121,539,974	$118,395,488	$(3,144,486)

Cash held as collateral with broker for futures contracts was $21,435,508 at March 31, 2012.

Forward foreign currency exchange contracts outstanding as of March 31, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	8,729,100	$9,176,726	$8,963,188	$(213,538)
Swiss Franc, Expiring 06/20/12	The Royal Bank of Scotland	CHF	193,000	213,598	214,009	411
Danish Krone, Expiring 06/20/12	The Royal Bank of Scotland	DKK	246,000	44,175	44,118	(57)
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	9,032,000	11,953,678	12,051,036	97,358
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	61,285,300	96,507,994	97,973,008	1,465,014
Hong Kong Dollar, Expiring 06/20/12	The Royal Bank of Scotland	HKD	20,885,000	2,692,802	2,690,347	(2,455)
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	14,397,000	3,781,360	3,867,280	85,920
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	215,146,000	2,603,278	2,601,190	(2,088)
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	447,024,000	78,264,176	78,258,281	(5,895)
New Zealand Dollar, Expiring 06/20/12	The Royal Bank of Scotland	NZD	66,449,000	54,159,314	54,110,612	(48,702)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	483,759,000	$71,201,136	$72,895,582	$1,694,446
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	2,979,300	2,374,992	2,370,541	(4,451)

				332,973,229	336,039,192	3,065,963

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	(18,551,000)	$(19,317,826)	$(19,048,481)	$269,345
Swiss Franc, Expiring 06/20/12	The Royal Bank of Scotland	CHF	(39,087,800)	(42,771,773)	(43,342,664)	(570,891)
Danish Krone, Expiring 06/20/12	The Royal Bank of Scotland	DKK	(19,961,000)	(3,523,625)	(3,579,839)	(56,214)
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	(70,418,600)	(92,618,154)	(93,956,719)	(1,338,565)
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	(12,391,000)	(19,604,166)	(19,808,723)	(204,557)
Hong Kong Dollar, Expiring 06/20/12	The Royal Bank of Scotland	HKD	(856,000)	(110,361)	(110,268)	93
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	(253,000)	(66,877)	(67,960)	(1,083)
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	(8,832,721,200)	(107,579,527)	(106,790,691)	788,836
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	(136,290,000)	(23,914,106)	(23,859,616)	54,490
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	(20,800,000)	(3,045,165)	(3,134,263)	(89,098)
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	(214,000)	(170,149)	(170,273)	(124)

				(312,721,729)	(313,869,497)	(1,147,768)

				$20,251,500	$22,169,695	$1,918,195

Money Market Fund is pledged as collateral for total return swap and forward foreign currency exchange contracts in the amount of $3,441,996.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 118.4%	SHARES	VALUE (Note 3)
COMMON STOCKS - 35.5%

Consumer Discretionary - 2.6%
AMC Networks, Inc., Class A †	116,903	$5,217,381
Archipelago Learning, Inc. †	11,166	124,166
Astral Media, Inc., Class A (Canada)	169,642	8,253,773
Carnival PLC ADR (United Kingdom)	452,557	14,495,401
China Century Dragon Media, Inc. (3)†(a)(b)	150,272	15,027
China Networks International Holdings Ltd. (3)†(a)	2,287,278	22,873
Dollar General Corp. †	52,200	2,411,640
Dunkin’ Brands Group, Inc.	73,750	2,220,613
Emmis Communications Corp., Class A †	25,343	20,781
Express, Inc. †	59,000	1,473,820
Jakks Pacific, Inc.	562,893	9,822,483
Lennar Corp. B Shares, Class B	85,838	1,918,479
Michael Kors Holdings Ltd. (Hong Kong) †	49,300	2,296,887
O’Charleys, Inc. †	21,713	213,656
Pep Boys - Manny, Moe & Jack/The	144,683	2,158,670
Talbots, Inc. †	1,449,262	4,391,264
Viacom, Inc., Class B	71,249	3,381,478
Weight Watchers International, Inc.	41,800	3,226,542

		61,664,934

Consumer Staples - 0.9%
Celsius Holdings, Inc. †	161,622	64,649
Central Garden and Pet Co. †	828,911	7,800,052
Embotelladora Andina SA, Class A ADR (Chile)	3,000	83,610
Green Mountain Coffee Roasters, Inc. †	31,981	1,497,990
Molson Coors Brewing Co., Class B	2,865	129,641
Prestige Brands Holdings, Inc. †	136,012	2,377,490
Viterra, Inc. (Canada)	652,139	10,402,057

		22,355,489

Energy - 3.0%
Compton Petroleum Corp. (Canada) †	54,485	216,251
CVR Energy, Inc. †	113,200	3,028,100
El Paso Corp.	241,215	7,127,903
Flint Energy Services, Ltd. (Canada) †	223,766	5,590,505

	SHARES	VALUE (Note 3)
Energy - 3.0% (continued)
Green Plains Renewable Energy, Inc. †	12,101	$130,570
Gulf United Energy, Inc. (3)†(a)	1,959,798	235,176
Heckmann Corp. †	522,000	2,249,820
Hercules Offshore, Inc. †	454,140	2,148,082
Midway Energy Ltd. (Canada) †	928,666	4,087,266
Mission NewEnergy Ltd. (Australia) †	20,132	9,663
NAL Energy Corp. (Canada)	4,943	39,397
Provident Energy Ltd. (Canada)	1,340,801	16,184,515
Royal Dutch Shell PLC, Class A ADR (Netherlands)	164,383	11,528,180
SV Unsecured Ltd. (Cayman Islands) (2)†	360	1,001
Venoco, Inc. †	1,475,417	15,993,520
Williams Cos., Inc./The	73,750	2,272,237

		70,842,186

Financials - 9.3%
Advance America Cash Advance Centers, Inc. (b)	624,882	6,555,012
American Capital Mortgage Investment Corp. REIT	102,932	2,240,830
Andina Acquisition Corp. †	415,800	4,158,000
Australia Acquisition Corp. (Australia) †	612,000	5,936,400
Azteca Acquisition Corp. (3)†(a)	800,000	8,000,000
BGS Acquisition Corp. (Argentina) †	671,160	6,617,638
Blue Wolf Mongolia Holdings Corp. †	526,500	5,291,325
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	306,257	3,013,569
China Growth Equity Investment Ltd. (Cayman Islands) †	395,000	3,871,000
China VantagePoint Acquisition Co. (3)†(a)	199,098	1,178,660
Delphi Financial Group, Inc., Class A	270,652	12,117,090
Empeiria Acquisition Corp. (2)†	680,000	6,779,600
European CleanTech SE, Class A (Germany) (2)†	621,000	8,134,641
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)†(a)	219,450	2,196,695
General American Investors Co., Inc.	10,185	295,569
General Growth Properties, Inc. REIT	353,993	6,014,341
Glimcher Realty Trust REIT	232,000	2,371,040
Global Cornerstone Holdings Ltd. (3)†(a)	632,000	6,370,560
Global Eagle Acquisition Corp. †	1,382,500	13,755,875

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 9.3% (continued)
Harleysville Group, Inc.	219,853	$12,685,518
Hatteras Financial Corp. REIT	84,100	2,346,390
HCP, Inc. REIT	58,000	2,288,680
Hicks Acquisition Co. II, Inc. (2)†	810,000	7,897,500
IFM Investments Ltd. ADR (China) †	5,477	3,943
Italy1 Investment SA (Luxembourg) (2)†	590,301	7,794,871
Janus Capital Group, Inc.	2,500	22,275
JWC Acquisition Corp. †	1,032,750	10,213,897
L&L Acquisition Corp. (3)†(a)	306,000	3,075,300
Loews Corp.	7,700	306,999
Lone Oak Acquisition Corp. (Hong Kong) (3)†(a)	328,820	2,554,931
Nautilus Marine Acquisition Corp. (Greece) †	777,600	7,612,704
Newcastle Investment Corp. REIT	118,000	741,040
Pacific Capital Bancorp NA †	581	26,499
Patriot National Bank ADR (3)†(a)	2,000,000	1,826,600
Penson Worldwide, Inc. †	36	24
PMI Group, Inc./The †	263	7
Prime Acquisition Corp. (China) †	423,935	4,086,733
RAIT Financial Trust REIT	700	3,479
RLJ Acquisition, Inc. †	974,044	9,448,227
ROI Acquisition Corp. †	756,000	7,560,000
Rouse Properties, Inc. REIT †	13,278	179,784
Santa Monica Media Corp. (3)†(a)	15,377	—
SCG Financial Acquistion Corp. (3)†(a)	631,210	6,217,419
Selway Capital Acquisition Corp., Class A (3)†(a)	414,792	3,996,521
Simon Property Group, Inc. REIT	17,100	2,491,128
SP Acquisition Holdings, Inc. (3)†(a)	27,000	—
TICC Capital Corp.	14,316	139,438
TMX Group, Inc. (Canada)	239,750	10,768,259
Tompkins Financial Corp.	2,000	80,120
Trian Acquisition I Corp. (3)†(a)	15,200	—
Trio Merger Corp. †	456,000	4,423,200
Universal Business Payment Solutions Acquisition Corp. (3)†(a)	947,052	5,502,372

		219,191,703

	SHARES	VALUE (Note 3)
Health Care - 3.3%
Access Pharmaceuticals, Inc. †(b)	228,024	$257,667
Alnylam Pharmaceuticals, Inc. †	80,683	893,161
American Surgical Holdings, Inc. (3)†(a)	15,747	—
Amicus Therapeutics, Inc. †(b)	56,262	297,063
Amylin Pharmaceuticals, Inc. †	59,300	1,480,128
Antares Pharma, Inc. †(b)	365,000	1,178,950
AVI BioPharma, Inc. †	376,250	579,425
Cormedix, Inc. †	136,165	62,663
CryoPort, Inc. (3)†(a)	412,654	264,099
Delcath Systems, Inc. †	75,000	235,500
Discovery Laboratories, Inc. †	240,000	643,200
Forest Laboratories, Inc. (3)†(a)	335,833	319,041
Indevus Pharmaceuticals, Inc. (3)†(a)	6,006	—
InspireMD, Inc. (United Kingdom) (3)†(a)(b)	135,823	244,482
ISTA Pharmaceuticals, Inc. †	173,218	1,560,694
Kips Bay Medical, Inc. †	76,481	113,957
MannKind Corp. †	7	17
Medco Health Solutions, Inc. †	362,451	25,480,305
Neostem, Inc. †	324,000	122,310
Oncothyreon, Inc. †	158,000	688,880
PharMerica Corp. †	485,828	6,038,842
Provectus Pharmaceuticals, Inc. †	694,393	604,122
Rosetta Genomics Ltd. (Israel) (3)†(a)	261,279	109,188
SeraCare Life Sciences, Inc. †	336,005	1,337,300
Transcend Services, Inc. †	298,531	8,761,885
YM Biosciences, Inc. (Canada) †	257,840	479,583
Zoll Medical Corp. †	291,149	26,969,132

		78,721,594

Industrials - 4.2%
Aircastle Ltd. (b)	50,046	612,563
Allied Defense Group, Inc./The (3)†(a)	190,011	598,535
Atlas Copco AB, B Shares (Sweden) (2)	63,024	1,358,498
Barnes Group, Inc.	374	9,840
Broadwind Energy, Inc. †	410,000	192,741
China Dredging Group Co., Ltd. ADR (China) (2)†	1,000,000	5,000,000
China Electric Motor, Inc. (China) †	2,400	430
Costamare, Inc. (Greece)	23,954	329,847

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 4.2% (continued)
Dollar Thrifty Automotive Group, Inc. †	149,296	$12,079,539
Flanders Corp. †	844,443	3,707,105
FuelCell Energy, Inc. †	246,266	386,638
Goodrich Corp.	196,226	24,614,589
JetBlue Airways Corp. †	427,650	2,091,208
Kratos Defense & Security Solutions, Inc. †	67,232	359,019
Nielsen Holdings NV †	76,700	2,311,738
Premier Alliance Group, Inc. †	50,610	40,994
Quality Distribution, Inc. †	98,546	1,357,964
Regal-Beloit Corp.	35,400	2,320,470
RSC Holdings, Inc. †	993,368	22,440,183
Safe Bulkers, Inc. (Greece)	11,692	78,102
Sapphire Industry Corp. (3)†(a)	25,025	—
Thomas & Betts Corp. †	9,560	687,460
TNT Express NV (Netherlands) (2)	745,108	9,207,808
Tyco International Ltd.	106,917	6,006,597
XPO Logistics, Inc. †	192,918	3,241,022

		99,032,890

Information Technology - 5.9%
ATS Corp. †(b)	14,445	46,368
Comverse Technology, Inc. †	461,565	3,170,952
Convio, Inc. †	896,786	13,873,279
Equinix, Inc. †	7,162	1,127,657
FleetCor Technologies, Inc. †	22,325	865,540
Gerber Scientific, Inc. (3)†(a)	879,944	—
Identive Group, Inc. †	158,000	330,220
LoopNet, Inc. †	1,069,724	20,089,417
Magic Software Enterprises Ltd. (Israel) †	132,275	849,206
Mentor Graphics Corp. †	111,827	1,661,749
Micron Technology, Inc. †	31,163	252,420
Molex, Inc., Class A	373,197	8,751,470
Motorola Mobility Holdings, Inc. †	503,044	19,739,447
Neonode, Inc. †	155,625	564,919
Novellus Systems, Inc. †	750,931	37,478,966
Opnext, Inc. †	359,041	556,514
Orckit Communications Ltd. (Israel) †	15,174	6,980
Procera Networks, Inc. †	51,800	1,158,248
RADVision Ltd. (Israel) †	517,027	6,054,386

	SHARES	VALUE (Note 3)
Information Technology - 5.9% (continued)
SinoHub, Inc. (China) †	409,724	$225,348
SouthPeak Interactive Corp. (3)†(a)	1,500,000	30,000
Taleo Corp., Class A †	322,867	14,829,281
Tangoe, Inc. †	116,580	2,192,870
Telestone Technologies Corp. (China) †(l)	115,818	372,934
Trunkbow International Holdings Ltd. (China) †	129,001	220,592
Uni-Pixel, Inc. †	38,764	208,550
Visa, Inc., Class A	6,452	761,336
WebMD Health Corp. †	73,506	1,880,283
Zynga, Inc., Class A †	185,600	2,440,640

		139,739,572

Materials - 2.6%
Aurcana Corp. (Canada) (3)†(a)	1,246,774	1,087,466
Calvista Gold Corp. (Canada) †	200,000	72,184
Cereplast, Inc. †	258,156	160,057
China GengSheng Minerals, Inc. (China) †(l)	43,680	41,059
Edgewater Exploration Ltd. (Canada) †	417,850	184,324
Energy Fuels, Inc. (Canada) †	720,000	187,679
Georgia Gulf Corp. †	152,394	5,315,503
Lion One Metals Ltd. (Canada) (3)†(a)	775,282	722,856
Minefinders Corp. (Canada) †	1,946,498	27,056,322
Mines Management, Inc. †	16,120	27,404
Monsanto Co.	3,820	304,683
Neo Material Technologies, Inc. (Canada) †	191,416	2,153,178
Quaker Chemical Corp.	3,650	143,993
Solitario Exploration & Royalty Corp. †	56,485	77,949
Solutia, Inc.	848,293	23,701,306
Southern Arc Minerals, Inc. (Canada) (3)†(a)	248,481	110,857

		61,346,820

Telecommunication Services - 1.2%
AboveNet, Inc. †(b)	93,393	7,732,940
Cleveland Unlimited (3)†(a)	1	1,259,626
SureWest Communications	297,401	6,706,393
TELUS Corp., Class A (Canada)	193,976	11,036,280
Towerstream Corp. †	75,000	356,250

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Telecommunication Services - 1.2% (continued)
XO holdings, Inc. O Shares (3)†(a)	1,366,340	$—

		27,091,489

Utilities - 2.5%
Central Vermont Public Service Corp.	242,442	8,533,959
CH Energy Group, Inc.	70,900	4,731,157
Genie Energy Ltd., Class B	133,503	1,290,974
NSTAR	167,395	8,140,419
Progress Energy, Inc.	684,703	36,364,576

		59,061,085

TOTAL COMMON STOCKS (cost $805,767,959)		839,047,762

CONVERTIBLE PREFERRED STOCKS - 3.7%	MOODY’S RATING*		SHARES	VALUE (Note 3)
Consumer Staples - 0.4%
Universal Corp., Perpetual, $1,000.00 par, 6.750%	BB	**	8,350	$8,892,750

Energy - 0.6%
Chesapeake Energy Corp., Perpetual 144A, $1,000.00 par, 5.750% (2)(c)	B+	**	10,000	10,175,000
Energy XXI Bermuda Ltd., Perpetual (Bermuda), $250.00 par, 5.625% (2)	NR		9,535	3,581,584
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (2)	NR		1,169	1,027,259
Whiting Petroleum Corp., Perpetual, $100.00 par, 6.250%	B+	**	1,144	290,267

				15,074,110

Financials - 2.0%
Boston Private Capital Trust I, $50.00 par, 4.875% (2)	NR		3,750	132,656
Citigroup, Inc., $100.00 par, 7.500%	A3		40,000	4,141,200
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% (2)†(c)	NR		62,250	609,857
Jack Cooper Holdings Corp. 144A, $99.08 par, 13.250% (3)(a)(c)	NR		6,950,000	7,158,500
Jack Cooper Holdings Corp., Perpetual, 144A, $100.00 par, 0.000% (3)†(a)(c)(d)	NR		2,000	200,000
MetLife, Inc., $82.88 par, 5.000%	BBB-	**	105,250	7,443,280

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*				SHARES	VALUE (Note 3)
Financials - 2.0% (continued)
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (2)	NR				19,550	$175,950
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%	Ba3				12,500	571,875
Sovereign Capital Trust IV, $50.00 par, 4.375% (2)	Baa3				521,157	24,950,391
UBS AG (Switzerland), $25.00 par, 9.375% (2)	Ba1				26,000	431,080
Wells Fargo & Co., Perpetual, Series L, $1,000.00 par, 7.500%	Baa3				500	558,350
Wintrust Financial Corp., $50.00 par, 7.500% (2)	NR				24,300	1,339,538

						47,712,677

Industrials - 0.1%
Nielsen Holdings NV, $50.00 par, 6.250% (2)	B+	**			6,800	394,825
Timberjack Corp., $188,000.00 par, 0.000% (3)†(a)	NR				188,000	836,168

						1,230,993

Information Technology - 0.0% (e)
Authentidate Holding Corp., Series C ADR, $1.60 par, 15.000% (3)†(a)	NR				218,000	477,420

Materials - 0.3%
North Atlantic Trading Co. 144A, $97.00 par, 19.000% (2)(b)(c)	Caa2				2,000,000	1,845,000
North Atlantic Trading Co. 144A, $98.00 par, 11.500% (2)(b)(c)	B2				5,625,000	5,723,437

						7,568,437

Utilities - 0.3%
PPL Corp., $50.00 par, 9.500%	Baa3				87,100	4,719,949
PPL Corp., $50.00 par, 8.750%	Baa3				44,700	2,402,625

						7,122,574

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $87,623,402)						88,078,961

CORPORATE BONDS - 20.3%			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Communications - 0.5%
Interactive Network, Inc./FriendFinder Networks, Inc. (2)	B-	**	14.000%	09/30/13	$805	704,301

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Communications - 0.5% (continued)
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(c)(f)	CCC	**	11.500%	04/30/14	$2,544	$1,195,749
Nextel Communications, Inc., Series E (2)	WR		6.875%	10/31/13	3,250	3,250,000
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc. 144A (2)(c)	WR		13.000%	12/15/16	1,150	1,129,012
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(c)	NR		9.247%	11/15/15	3,000	3,058,176
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(c)	NR		6.829%	11/15/15	3,325	3,460,404

						12,797,642

Consumer Discretionary - 3.2%
Baker & Taylor, Inc. 144A (2)(b)(c)	Caa1		11.500%	07/01/13	3,250	1,836,250
Broder Brothers Co. 144A (2)(b)(c)(f)	NR		12.000%	10/15/13	6,475	6,458,813
Brookstone Co., Inc. 144A (2)(c)	CCC+	**	13.000%	10/15/14	516	417,960
Cenveo Corp. 144A (2)(c)	Caa2		7.000%	05/15/17	1,800	1,908,000
Empire Today LLC/Empire Today Finance Corp. 144A (2)(c)	B3		11.375%	02/01/17	3,250	3,209,375
Group 1 Automotive, Inc. 144A (2)(c)	B	**	3.000%	03/15/20	2,350	3,804,062
HOA Restaurant Group LLC/HOA Finance Corp. 144A (2)(c)	B3		11.250%	04/01/17	8,975	8,862,813
IDQ Holdings, Inc. 144A (2)(c)	B3		11.500%	04/01/17	4,325	4,433,125
Mandalay Resort Group (2)(b)	Caa1		7.625%	07/15/13	8,450	8,576,750
MGM Resorts International (2)(b)	B3		4.250%	04/15/15	6,375	6,749,531
Pegasus Solutions, Inc. 144A (2)(c)(f)	NR		13.000%	04/15/14	3,336	3,085,678
priceline.com, Inc. 144A (2)(b)(c)	BBB	**	1.000%	03/15/18	1,475	1,561,656
Sotheby’s (2)	Ba3		3.125%	06/15/13	5,025	6,375,469
TRW Automotive, Inc. (2)(b)	BB-	**	3.500%	12/01/15	6,650	11,620,875
Unifi, Inc. (2)(b)	B3		11.500%	05/15/14	2,721	2,734,605
Wallace Theater Holdings, Inc., Series UNIT 144A (2)(c)(d)	CCC	**	12.500%	06/15/13	4,675	4,114,000

						75,748,962

Consumer Staples - 0.8%
Archer-Daniels-Midland Co. (2)	A	**	0.875%	02/15/14	1,500	1,533,750
Smithfield Foods, Inc. (2)(b)	BB	**	4.000%	06/30/13	12,575	14,272,625
Vector Group Ltd. (2)(b)	B1		11.000%	08/15/15	1,700	1,782,875

						17,589,250

Energy - 2.2%
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp. (2)(b)	B	**	13.750%	12/01/15	5,800	5,930,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Energy - 2.2% (continued)
CCS, Inc. 144A (Canada) (2)(b)(c)	Caa2		11.000%	11/15/15		$4,800	$4,920,000
Cheniere Energy, Inc. (2)	NR		2.250%	08/01/12		4,825	4,806,906
Chesapeake Energy Corp. (2)(b)	Ba3		7.625%	07/15/13		7,250	7,648,750
Global Rig Co. ASA (Norway) (2)	NR		13.000%	06/15/15		3,800	3,838,000
Golden Close Maritime Corp. Ltd. MTN (Bermuda) (2)	NR		11.000%	12/09/15		2,500	2,687,500
Green Field Energy Services, Inc. 144A (2)(b)(c)	Caa2		13.000%	11/15/16		2,025	1,984,500
Green Plains Renewable Energy, Inc. (2)	NR		5.750%	11/01/15		4,100	4,346,000
Harvest Operations Corp. (Canada) (2)(b)	NR		7.500%	05/31/15	CAD	275	289,488
InterOil Exploration and Production ASA (Norway) (2)	NR		15.000%	03/14/14	NOK	6,500	1,135,695
James River Coal Co. (2)	CCC	**	4.500%	12/01/15		$500	280,000
Panoro Energy ASA 144A (Norway) (2)(c)	NR		12.000%	11/15/18		2,300	2,357,500
Polarcus Alima AS (Norway) (2)	NR		12.500%	10/29/15		3,800	3,895,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(b)(c)	B3		11.875%	03/15/17		845	933,725
Regency Energy Partners LP/Regency Energy Finance Corp. (2)(b)	B1		9.375%	06/01/16		5,786	6,357,368

							51,410,932

Financials - 4.0%
AV Homes, Inc. (2)(b)	NR		7.500%	02/15/16		5,900	5,796,750
BPA Laboratories, Inc. 144A (2)(b)(c)	NR		12.250%	04/01/17		5,875	5,625,313
CNG Holdings, Inc. 144A (2)(b)(c)	B3		12.250%	02/15/15		5,975	6,467,938
CNO Financial Group, Inc. (2)(b)	B2		7.000%	12/30/16		3,635	5,679,688
CNO Financial Group, Inc., Series UNRE (2)(b)	B2		7.000%	12/30/16		2,367	3,698,438
Health Care REIT, Inc. (2)(b)	Baa2		3.000%	12/01/29		1,275	1,456,687
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)(b)	Ba3		8.000%	01/15/18		2,055	2,137,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A (2)(b)(c)	Ba3		8.000%	01/15/18		2,475	2,574,000
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(b)(d)	B1		4.070%	12/29/49		3,875	3,335,693
Jasper Explorer Ltd. (Cyprus) (2)	NR		13.500%	05/27/16		6,000	5,280,000
Kohlberg Capital Corp. (2)	NR		8.750%	03/15/16		4,000	3,980,000
Landry’s Holdings, Inc. 144A (2)(b)(c)	Caa1		11.500%	06/01/14		1,545	1,548,862
Liberty Mutual Group, Inc. 144A (2)(c)(d)	Baa3		10.750%	06/15/58		3,550	4,748,125
MF Global Holdings Ltd. (2)(g)	WR		3.375%	08/01/18		2,750	948,750
Offshore Group Investments Ltd. (Cayman Islands) (2)(b)	B3		11.500%	08/01/15		4,800	5,280,000
PHH Corp. (2)(b)	Ba2		4.000%	04/15/12		7,650	7,650,000
PHH Corp. (2)(b)	Ba2		6.000%	06/15/17		1,550	2,278,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Financials - 4.0% (continued)
Rare Restaurant Group LLC/RRG Finance Corp. 144A (2)(b)(c)	WR		9.250%	05/15/14		$1,300	$1,163,500
Rouse Co./The (2)(b)	BB+	**	6.750%	11/09/15		4,045	4,252,306
Rouse Co./The (2)(b)	WR		7.200%	09/15/12		2,700	2,740,500
Speedy Cash, Inc. 144A (2)(b)(c)	B3		10.750%	05/15/18		9,175	9,496,125
Synovus Financial Corp. (2)(b)	B3		5.125%	06/15/17		1,375	1,261,562
TMX Finance LLC/TitleMax Finance Corp. (2)(b)	B2		13.250%	07/15/15		3,875	4,281,875
TMX Finance LLC/TitleMax Finance Corp. (2)(b)	B2		13.250%	07/15/15		3,280	3,624,400

							95,306,212

Health Care - 2.2%
Adcare Health Systems, Inc. (3)(a)	NR		10.000%	10/26/13		1,850	1,854,573
Amgen, Inc., Series B (2)(b)	Baa1		0.375%	02/01/13		3,500	3,578,750
Amylin Pharmaceuticals, Inc. (2)	NR		3.000%	06/15/14		3,100	3,072,875
China Medical Technologies, Inc., Series CMT (China) (2)(b)(g)	NR		4.000%	08/15/13		250	102,500
Illumina, Inc. 144A (2)(c)	NR		0.250%	03/15/16		7,957	7,628,774
Incyte Corp. Ltd. (2)(b)	NR		4.750%	10/01/15		1,000	2,298,750
KV Pharmaceutical Co. (2)(b)	NR		12.000%	03/15/15		8,175	5,395,500
MannKind Corp. (2)(b)	NR		5.750%	08/15/15		1,540	916,300
Merge Healthcare, Inc. (2)(b)	B2		11.750%	05/01/15		1,930	2,084,400
Omnicare, Inc. (2)	Ba3		3.750%	12/15/25		2,400	3,486,000
PDL BioPharma, Inc. (2)(b)	NR		2.875%	02/15/15		1,400	1,554,000
Regeneron Pharmaceuticals, Inc. 144A (2)(c)	NR		1.875%	10/01/16		6,575	10,092,625
US Oncology, Inc. (3)(a)(b)	NR		9.125%	08/15/17		5,786	—
Viropharma, Inc. (2)	NR		2.000%	03/15/17		5,725	9,811,219

							51,876,266

Industrials - 2.2%
Boa Deep C AS (Norway) (2)(d)	NR		8.180%	04/27/16	NOK	18,109	3,180,012
Chart Industries, Inc. (2)	B+	**	2.000%	08/01/18		$8,825	11,296,000
Chloe Marine Corp. Ltd. (Bermuda) (2)	NR		12.000%	12/28/16		1,400	1,477,000
EOAL Cyprus Holdings Ltd. (Cyprus) (2)	NR		15.000%	07/15/14		4,100	2,050,000
Floatel Superior Ltd. (Bahamas) (2)	NR		13.000%	09/02/15		1,100	1,215,500
GenCorp, Inc. (2)(b)	CCC+	**	4.063%	12/31/39		3,575	3,807,375
General Cable Corp. (2)(b)(h)	B2		4.500%	11/15/29		9,620	10,137,075
Hawaiian Holdings, Inc. (2)(b)	NR		5.000%	03/15/16		300	292,500
MasTec, Inc. (2)(b)	Ba3		4.250%	12/15/14		2,400	3,345,000
Ship Finance International Ltd. (Bermuda) (2)	B3		8.500%	12/15/13		3,250	3,250,000
Songa Offshore SE (Cyprus) (2)(d)	B2		13.130%	11/17/16	NOK	15,000	2,686,685
Tempel Steel Co. 144A (2)(c)	B3		12.000%	08/15/16		$5,625	5,512,500
United Continental Holdings, Inc. (2)	NR		6.860%	04/22/14		3,387	3,403,999
Western Express, Inc. 144A (2)(b)(c)	Caa2		12.500%	04/15/15		2,300	954,500

							52,608,146

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Information Technology - 4.4%
Bankrate, Inc. (2)(b)	B1		11.750%	07/15/15	$1,077	$1,235,858
Computer Sciences Corp. (2)	Baa1		5.000%	02/15/13	4,225	4,383,437
Digital River, Inc. (2)(b)	NR		2.000%	11/01/30	2,600	2,518,750
LDK Solar Co. Ltd., Series EXCH (Cayman Islands) (2)(b)	B1		4.750%	04/15/13	625	463,281
Microchip Technology, Inc. (2)	NR		2.125%	12/15/37	10,650	14,697,000
NCO Group, Inc. (2)(d)	Caa2		5.378%	11/15/13	4,500	4,477,500
Salesforce.com, Inc. (2)(b)	NR		0.750%	01/15/15	23,625	44,178,750
SanDisk Corp. (2)(b)	BB	**	1.000%	05/15/13	10,300	10,274,250
SouthPeak Interactive Corp. (3)(a)	NR		10.000%	07/19/13	2,500	717,075
SouthPeak Interactive Corp. (3)(a)	NR		29.000%	12/31/12	1,091	736,594
Vishay Intertechnology, Inc. 144A (2)(c)	BB+	**	2.250%	11/15/40	2,950	3,042,187
Xilinx, Inc. (2)(b)	BBB-	**	3.125%	03/15/37	13,400	17,018,000

						103,742,682

Materials - 0.6%
Appleton Papers, Inc. (2)(b)	B3		11.250%	12/15/15	1,810	1,678,775
Appleton Papers, Inc. 144A (2)(b)(c)	B1		10.500%	06/15/15	600	622,500
Cemex SAB de CV (Mexico) (2)	NR		3.750%	03/15/18	500	471,250
Cemex SAB de CV (Mexico) (2)	NR		3.250%	03/15/16	900	848,250
Cemex SAB de CV (Mexico) (2)(b)	NR		4.875%	03/15/15	3,200	3,008,000
Jaguar Mining, Inc. (2)(b)	NR		5.500%	03/31/16	500	460,000
Kaiser Aluminum Corp. (2)(b)	Ba3		4.500%	04/01/15	300	359,610
Standard Steel LLC/Standard Steel Finance Corp. 144A (2)(b)(c)	B3		12.000%	05/01/15	5,631	6,363,030

						13,811,415

Telecommunication Services - 0.2%
FiberTower Corp. (2)(b)	NR		9.000%	01/01/16	4,315	2,675,078
MediMedia USA, Inc. 144A (2)(b)(c)	Caa2		11.375%	11/15/14	2,350	2,209,000
Morris Publishing Group LLC (2)(b)	NR		10.000%	09/01/14	710	647,590

						5,531,668

TOTAL CORPORATE BONDS (cost $481,276,750)						480,423,175

CONVERTIBLE BONDS - 42.5%
Communications - 0.0% (e)
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (2)(c)	NR		8.250%	12/01/40	700	541,625

Consumer Discretionary - 8.2%
Coinstar, Inc. (2)(b)	BB-	**	4.000%	09/01/14	2,150	3,625,438
DR Horton, Inc., Series DHI (2)(b)	Ba2		2.000%	05/15/14	26,406	34,129,755
Exide Technologies (2)(d)	CCC+	**	0.000%	09/18/13	650	552,825

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Consumer Discretionary - 8.2% (continued)
Gaylord Entertainment Co. 144A (2)(b)(c)	B3		3.750%	10/01/14		$10,700	$13,722,750
Jakks Pacific, Inc. 144A (2)(b)(c)	NR		4.500%	11/01/14		3,925	5,156,469
Lennar Corp. 144A (2)(c)	B2		3.250%	11/15/21		7,275	9,975,844
Lennar Corp. 144A (2)(b)(c)	B2		2.750%	12/15/20		14,075	19,669,812
Lennar Corp. 144A (2)(b)(c)	B2		2.000%	12/01/20		600	702,000
Liz Claiborne, Inc. 144A (2)(b)(c)	CCC+	**	6.000%	06/15/14		6,250	23,882,812
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (3)(a)(c)	Ba1		0.750%	04/05/17	EUR	2,800	3,845,117
Palm Harbor Homes, Inc. (3)(a)(g)	NR		3.250%	05/15/24		$70	8,400
priceline.com, Inc. 144A (2)(b)(c)	BBB	**	1.250%	03/15/15		12,400	29,589,500
Regis Corp. (2)(b)	NR		5.000%	07/15/14		10,000	13,350,000
Saks, Inc. 144A (2)(b)(c)	Ba3		7.500%	12/01/13		800	1,764,000
Sonic Automotive, Inc. (2)(b)	B+	**	5.000%	10/01/29		14,250	21,660,000
Stewart Enterprises, Inc. (2)(b)	B1		3.125%	07/15/14		25	24,406
Virgin Media, Inc. (2)	B+	**	6.500%	11/15/16		7,000	10,692,500

							192,351,628

Consumer Staples - 1.3%
Alliance One International, Inc. (2)(b)	Caa1		5.500%	07/15/14		4,500	4,438,125
American Oriental Bioengineering, Inc. 144A (China) (2)(b)(c)	NR		5.000%	07/15/15		1,000	350,000
Central European Distribution Corp. (2)	CCC	**	3.000%	03/15/13		3,875	3,424,531
Chiquita Brands International, Inc. (2)(b)	B-	**	4.250%	08/15/16		5,000	4,662,500
Nash Finch Co. (2)(b)(h)	B2		1.631%	03/15/35		4,275	1,993,219
Rite Aid Corp. (2)(b)	Ca		8.500%	05/15/15		300	328,500
Tyson Foods, Inc. (2)	BB+	**	3.250%	10/15/13		6,600	8,192,250
Vector Group Ltd. (2)(b)(d)	B2		3.750%	11/15/14		6,504	8,487,720
Vector Group Ltd. (2)(b)(d)	B2		3.875%	06/15/26		58	64,960

							31,941,805

Energy - 2.2%
Bristow Group, Inc. (2)(b)	BB	**	3.000%	06/15/38		1,000	1,052,500
Exterran Holdings, Inc. (2)(b)	BB	**	4.250%	06/15/14		3,675	3,665,812
GMX Resources, Inc. (2)(b)	Caa3		4.500%	05/01/15		1,875	853,125
Goodrich Petroleum Corp. (2)(b)	CCC+	**	5.000%	10/01/29		1,000	985,000
PetroBakken Energy Ltd., Reg S (Canada) (2)(b)	B2		3.125%	02/08/16		2,900	2,863,750
Petrominerales Ltd., Series PMG (Canada) (2)	NR		2.625%	08/25/16		1,900	1,824,000
Pioneer Natural Resources Co. (2)(b)	BBB-	**	2.875%	01/15/38		750	1,439,063
Polarcus Ltd. MTN (Norway) (2)	NR		2.875%	04/27/16		400	363,600
Western Refining, Inc. (2)(b)	CCC+	**	5.750%	06/15/14		21,247	40,130,271

							53,177,121

Financials - 9.1%
American Equity Investment Life Holding Co. 144A (2)(b)(c)	NR		5.250%	12/06/29		10,275	14,783,156

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials - 9.1% (continued)
American Equity Investment Life Holding Co. 144A (2)(b)(c)	NR		3.500%	09/15/15	$8,925	$10,587,281
Ares Capital Corp. 144A (2)(c)	BBB	**	5.750%	02/01/16	4,425	4,618,594
Ares Capital Corp. 144A (2)(b)(c)	BBB	**	5.125%	06/01/16	3,025	3,089,281
BGC Partners, Inc. 144A (2)(c)	BBB-	**	4.500%	07/15/16	1,400	1,405,250
BioMed Realty LP 144A (2)(b)(c)	Baa3		3.750%	01/15/30	8,975	10,590,500
Boston Properties LP (2)(b)	A-	**	3.750%	05/15/36	5,750	6,533,437
Boston Properties LP 144A (2)(b)(c)	A-	**	3.625%	02/15/14	3,750	4,101,562
CNO Financial Group, Inc., Series 1 (2)(b)	B2		7.000%	12/30/16	3,963	6,192,187
DDR Corp. (2)(b)	Baa3		1.750%	11/15/40	17,800	19,246,250
DFC Global Corp. (2)(b)	NR		2.875%	06/30/27	150	161,625
Digital Realty Trust LP 144A (2)(b)(c)	Baa2		5.500%	04/15/29	8,450	15,373,719
Hilltop Holdings, Inc. (2)(b)	NR		7.500%	08/15/25	998	1,054,138
Host Hotels & Resorts LP 144A (2)(b)(c)	BB+	**	2.500%	10/15/29	27,225	36,549,563
Janus Capital Group, Inc. (2)	Baa3		3.250%	07/15/14	250	265,625
Kilroy Realty LP 144A (2)(b)(c)	Baa3		4.250%	11/15/14	7,390	9,958,025
KKR Financial Holdings LLC (2)	NR		7.000%	07/15/12	125	126,250
Leucadia National Corp. (2)(b)	B2		3.750%	04/15/14	250	315,000
Lexington Realty Trust 144A (2)(b)(c)	NR		6.000%	01/15/30	7,550	10,390,688
MGIC Investment Corp. (2)(b)	CCC	**	5.000%	05/01/17	10,850	8,381,625
National Financial Partners Corp. (2)(b)	NR		4.000%	06/15/17	4,025	5,448,844
NorthStar Realty Finance LP 144A (2)(b)(c)	NR		7.500%	03/15/31	3,400	3,366,000
Penson Worldwide, Inc. 144A (3)(a)(b)(c)	Ca		8.000%	06/01/14	8,515	1,703,000
ProLogis LP (2)	BBB-	**	3.250%	03/15/15	11,905	13,467,531
Radian Group, Inc. (2)	CCC	**	3.000%	11/15/17	5,175	3,512,531
SL Green Operating Partnership LP 144A (2)(b)(c)	NR		3.000%	10/15/17	15,150	16,986,938
Stewart Information Services Corp. (2)	NR		6.000%	10/15/14	6,125	7,778,750

						215,987,350

Health Care - 0.5%
Accuray, Inc. 144A (2)(b)(c)	NR		3.750%	08/01/16	700	704,375
China Medical Technologies, Inc. 144A (China) (2)(b)(c)(g)	NR	**	6.250%	12/15/16	2,625	1,076,250
Enzon Pharmaceuticals, Inc. (2)(b)	NR		4.000%	06/01/13	1,850	1,889,312
MannKind Corp. (2)(b)	NR		3.750%	12/15/13	500	281,875
Molina Healthcare, Inc., Series MOH (2)(b)	NR		3.750%	10/01/14	3,375	4,294,688
SonoSite, Inc. (2)(b)	NR		3.750%	07/15/14	1,000	1,413,750
West Pharmaceutical Services, Inc. (2)(b)	NR		4.000%	03/15/47	2,000	1,860,000

						11,520,250

Industrials - 7.3%
Avis Budget Group, Inc. (2)(b)	B1		3.500%	10/01/14	12,150	14,245,875
CBIZ, Inc. 144A (2)(b)(c)	NR		4.875%	10/01/15	1,400	1,520,750

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Industrials - 7.3% (continued)
China Linen Textile Industry Ltd. (Cayman Islands) (3)(a)	NR		7.500%	11/12/12	$1,850	$1,438,344
EnPro Industries, Inc. (2)(b)	NR		3.938%	10/15/15	3,575	4,888,812
FTI Consulting, Inc. (2)(b)	B1		3.750%	07/15/12	1,325	1,599,938
Genco Shipping & Trading Ltd. (Marshall Islands) (2)	NR		5.000%	08/15/15	500	322,500
General Cable Corp. (2)	Ba3		0.875%	11/15/13	6,075	5,923,125
Hertz Global Holdings, Inc. (2)(b)	B-	**	5.250%	06/01/14	20,275	39,054,719
Kaman Corp. 144A (2)(c)	NR		3.250%	11/15/17	3,800	4,583,750
MasTec, Inc. (2)(b)	Ba3		4.000%	06/15/14	2,125	2,876,719
Meritor, Inc. (2)(b)(h)	B-	**	4.625%	03/01/26	2,000	1,825,000
Navistar International Corp. (2)(b)	B	**	3.000%	10/15/14	5,125	5,650,312
Terex Corp. (2)(b)	Caa1		4.000%	06/01/15	10,100	15,945,375
Textron, Inc., Series TXT (2)(b)	Baa3		4.500%	05/01/13	4,400	9,421,500
Titan International, Inc. 144A (2)(b)(c)	B+	**	5.625%	01/15/17	7,575	19,392,000
Trex Co., Inc. (2)(b)	NR		6.000%	07/01/12	6,970	10,228,475
Ultrapetrol Bahamas Ltd. 144A (Bahamas) (2)(b)(c)	Caa1		7.250%	01/15/17	900	616,500
United Rentals, Inc. (2)(b)	NR		4.000%	11/15/15	8,500	33,107,500

						172,641,194

Information Technology - 7.9%
3D Systems Corp. 144A (2)(c)	NR		5.500%	12/15/16	11,725	15,506,313
Alliance Data Systems Corp. (2)(b)	NR		4.750%	05/15/14	10,500	28,323,750
Alliance Data Systems Corp. (2)(b)	NR		1.750%	08/01/13	3,000	4,856,250
Amkor Technology, Inc. (2)(b)	Ba3		6.000%	04/15/14	5,950	12,628,875
Arris Group, Inc. (2)(b)	NR		2.000%	11/15/26	650	667,875
Cadence Design Systems, Inc. (2)(b)	NR		2.625%	06/01/15	6,925	11,504,156
Ciena Corp. 144A (2)(b)(c)	NR		4.000%	03/15/15	16,075	18,144,656
Concur Technologies, Inc. 144A (2)(b)(c)	NR		2.500%	04/15/15	200	254,750
Convergys Corp. (2)(b)	BB-	**	5.750%	09/15/29	7,825	11,003,906
DST Systems, Inc., Series C (2)(b)(d)	NR		0.000%	08/15/23	975	1,206,562
Equinix, Inc. (2)(b)	B	**	4.750%	06/15/16	11,050	22,100,000
Finisar Corp. 144A (2)(b)(c)	NR		5.000%	10/15/29	400	854,500
Hutchinson Technology, Inc. (2)(b)	NR		8.500%	01/15/26	195	146,250
Intel Corp. (2)	A-	**	2.950%	12/15/35	700	805,000
Micron Technology, Inc., Series A 144A (2)(b)(c)	NR		1.500%	08/01/31	400	422,000
Nuance Communications, Inc. 144A (2)(c)	BB-	**	2.750%	11/01/31	600	678,000
ON Semiconductor Corp. (2)(b)	Ba2		1.875%	12/15/25	250	334,062
Photronics, Inc. (2)(b)	NR		5.500%	10/01/14	2,200	3,377,000
Powerwave Technologies, Inc. 144A (2)(b)(c)	NR		2.750%	07/15/41	3,900	2,062,125
Rambus, Inc. (2)(b)	NR		5.000%	06/15/14	6,450	6,450,000
SYNNEX Corp. (2)(b)	NR		4.000%	05/15/18	2,750	3,784,688
Take-Two Interactive Software, Inc. (2)(b)	NR		4.375%	06/01/14	3,825	5,909,625

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Information Technology - 7.9% (continued)
Take-Two Interactive Software, Inc. 144a 144A (2)(b)(c)	NR		1.750%	12/01/16	$2,200	$2,323,750
THQ, Inc. (2)(b)	NR		5.000%	08/15/14	1,525	745,344
TTM Technologies, Inc. (2)(b)	BB-	**	3.250%	05/15/15	5,775	6,186,469
VeriFone Systems, Inc. (2)	BB-	**	1.375%	06/15/12	600	714,750
VeriSign, Inc. (2)(b)	NR		3.250%	08/15/37	19,635	25,083,713

						186,074,369

Materials - 3.4%
A.M. Castle & Co. 144A (2)(b)(c)	B3		7.000%	12/15/17	925	1,335,469
Alcoa, Inc. (2)(b)	Baa3		5.250%	03/15/14	6,900	11,497,125
Allegheny Technologies, Inc. (2)(b)	BBB-	**	4.250%	06/01/14	17,650	21,996,313
ArcelorMittal (Luxembourg) (2)(b)	Baa3		5.000%	05/15/14	6,875	7,382,031
Cereplast, Inc. 144A (3)(a)(c)	NR		7.000%	06/01/16	4,450	3,005,325
Northgate Minerals Corp. (Canada) (2)(b)	NR		3.500%	10/01/16	2,825	3,111,031
RTI International Metals, Inc. (2)(b)	NR		3.000%	12/01/15	5,250	5,341,875
ShengdaTech, Inc. 144A (2)(b)(c)(g)	NR		6.000%	06/01/18	200	14,000
ShengdaTech, Inc. 144A (2)(b)(c)(g)	NR		6.500%	12/15/15	1,200	84,000
Sino-Forest Corp. 144A (Canada) (2)(b)(c)(g)	NR	**	4.250%	12/15/16	1,525	373,625
Sterlite Industries India Ltd. (India) (2)(b)	NR		4.000%	10/30/14	5,350	5,022,313
Stillwater Mining Co. (2)(b)	B+	**	1.875%	03/15/28	1,000	1,010,000
United States Steel Corp. (2)(b)	B1		4.000%	05/15/14	16,184	19,137,580

						79,310,687

Telecommunication Services - 2.6%
Level 3 Communications, Inc. (2)(b)	B3		6.500%	10/01/16	8,525	13,640,000
Level 3 Communications, Inc. (2)(b)	B3		15.000%	01/15/13	10,975	13,197,438
Level 3 Communications, Inc., Series B (2)(b)	B3		7.000%	03/15/15	1,280	1,670,400
NII Holdings, Inc. (2)(b)	B-	**	3.125%	06/15/12	1,980	1,982,475
tw telecom inc (2)(b)	B2		2.375%	04/01/26	1,075	1,331,656
XM Satellite Radio, Inc. 144A (2)(b)(c)	BB	**	7.000%	12/01/14	19,594	28,925,642

						60,747,611

TOTAL CONVERTIBLE BONDS (cost $889,527,908)						1,004,293,640

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 3.0%	SHARES	VALUE (Note 3)
Adams Express Co.	13,997	$153,687
Advent Claymore Convertible Securities and Income Fund (b)	5,337	87,046
Advent Claymore Enhanced Growth & Income Fund (b)	8,138	81,461
Advent Claymore Convertible Securities and Income Fund II (b)	56,905	391,506
Apollo Senior Floating Rate Fund, Inc. (b)	30,264	542,028
ASA Gold and Precious Metals Ltd. (Bermuda) (b)	32,864	847,234
Avenue Income Credit Strategies Fund	7,496	124,284
Blackrock Core Bond Trust	175,522	2,416,938
BlackRock Credit Allocation Income Trust II, Inc.	279,698	2,939,626
Blackrock Credit Allocation Income Trust III, Inc.	156,014	1,752,037
Blackrock Credit Allocation Income Trust IV	238,290	3,114,450
BlackRock Defined Opportunity Credit Trust	3,710	49,714
BlackRock Diversified Income Strategies Fund, Inc.	18,480	189,974
BlackRock Energy and Resources Trust	478	12,524
BlackRock Enhanced Capital and Income Fund, Inc.	28,381	382,860
BlackRock Enhanced Equity Dividend Trust	172,992	1,297,440
BlackRock Floating Rate Income	6,458	92,156
BlackRock Floating Rate Income Strategies Fund II, Inc.	12,537	174,891
BlackRock Floating Rate Income Strategies Fund, Inc.	24,250	359,385
BlackRock Global Opportunities Equity Trust	20,934	321,337
BlackRock Income Opportunity Trust, Inc.	215,748	2,261,039
BlackRock International Growth and Income Trust	89,223	700,401
Blackrock Resources & Commodities Strategy Trust	55,954	847,144
Blackstone/GSO Long-Short Credit Income Fund	1,869	34,147
CBRE Clarion Global Real Estate Income Fund	150,476	1,209,827
Central Securities Corp.	654	14,467
Clough Global Equity Fund	22,680	297,335
Cohen & Steers Global Income Builder, Inc.	35,292	377,624
Columbia Seligman Premium Technology Growth Fund	288	5,443
Eaton Vance Enhanced Equity Income Fund	140,771	1,556,927

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
Eaton Vance Enhanced Equity Income Fund II	144,327	$1,570,278
Eaton Vance Floating-Rate Income Trust	8,014	130,147
Eaton Vance Limited Duration Income Fund	86,614	1,390,155
Eaton Vance Risk-Managed Diversified Equity Income Fund	468,798	4,964,571
Eaton Vance Senior Income Trust	52,481	378,388
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	356,285	3,933,386
Eaton Vance Tax-Advantaged Dividend Income Fund	82,804	1,385,311
Eaton Vance Tax-Advantaged Global Dividend Income Fund	21,620	312,841
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	37,484	733,937
Eaton Vance Tax-Managed Buy-Write Income Fund	63,929	875,827
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	152,975	1,979,497
Eaton Vance Tax-Managed Diversified Equity Income Fund	492,597	4,694,449
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	841,064	7,493,880
First Opportunity Fund, Inc. †	27,402	193,184
First Trust Aberdeen Emerging Opportunity Fund	5,205	108,160
First Trust Enhanced Equity Income Fund	26,343	318,223
First Trust High Income Long/Short Fund	36,633	664,156
Gabelli Multimedia Trust, Inc.	10,657	77,263
Guggenheim Enhanced Equity Income Fund	7,483	70,340
ING Emerging Markets High Dividend Equity Fund	10,382	166,320
ING Global Advantage and Premium Opportunity Fund	2,156	26,001
ING Global Equity Dividend & Premium Opportunity Fund	9,834	94,308
ING Infrastructure Industrials and Materials Fund	9,666	178,628
ING Prime Rate Trust	107,045	610,157
ING Risk Managed Natural Resources Fund	3,592	44,074
Invesco Van Kampen Bond Fund	63,525	1,283,840
Invesco Van Kampen Dynamic Credit Opportunities Fund	129,371	1,511,053
John Hancock Hedged Equity & Income Fund	20,796	342,718
Kayne Anderson Midsteam/Energy Fund, Inc.	12,166	333,835

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 3.0% (continued)
Lazard Global Total Return and Income Fund, Inc.	9,333	$139,435
LMP Corporate Loan Fund, Inc.	4,113	48,945
LMP Real Estate Income Fund, Inc.	12,769	131,010
Madison/Claymore Covered Call & Equity Strategy Fund	54,525	450,922
MLP & Strategic Equity Fund, Inc.	3,998	71,164
Montgomery Street Income Securities, Inc.	8,094	127,885
Morgan Stanley Emerging Markets Fund, Inc. †	7,881	115,299
Morgan Stanley Income Securities, Inc.	29,322	521,638
Nuveen Core Equity Alpha Fund	1,571	21,758
Nuveen Equity Premium Advantage Fund	56,096	679,884
Nuveen Equity Premium and Growth Fund	31,639	421,748
Nuveen Equity Premium Income Fund	64,883	776,650
Nuveen Equity Premium Opportunity Fund	74,873	911,953
Nuveen Quality Preferred Income Fund	95,802	781,744
Nuveen Quality Preferred Income Fund II	300,742	2,592,396
Nuveen Quality Preferred Income Fund III	35,961	299,196
Nuveen Short Duration Credit Opportunities Fund	8,244	160,099
Nuveen Tax-Advantaged Dividend Growth Fund	5,660	77,825
Nuveen Tax-Advantaged Total Return Strategy Fund	11,934	132,587
Petroleum & Resources Corp.	33,718	876,668
RMR Real Estate Income Fund	1,598	25,728
Royce Focus Trust, Inc.	84,935	591,148
Source Capital, Inc.	2,314	122,642
Wells Fargo Advantage Multi-Sector Income Fund	22,120	334,897
Western Asset Global Corporate Defined Opportunity Fund, Inc.	103,989	2,004,908
Western Asset Income Fund	20,755	301,985

TOTAL CLOSED END FUNDS (cost $67,145,659)		71,219,973

PREFERRED STOCKS - 0.1%
Financials - 0.1%
Ally Financial, Inc., Perpetual Bond 144A (2)(c)
(cost $2,006,438)	2,175	1,811,979

	SHARES	VALUE (Note 3)
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.0% (e)
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (2)(i)(j)
(cost $428,702)	428,702	$428,702

MONEY MARKET FUNDS - 12.4%
J.P. Morgan Prime Money Market Fund Capital Shares, 0.220% (2)(j)(m)	12,312,353	12,312,353
J.P. Morgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.000% (2)(j)	280,612,431	280,612,430

TOTAL MONEY MARKET FUNDS (cost $292,924,783)		292,924,783

	CONTRACTS
PURCHASED OPTIONS - 0.0% (e)
Put - El Paso Corp., Expires 06/16/2012, Strike $40.00	359	233,350
Put - El Paso Corp., Expires 07/21/2012, Strike $27.00	815	25,265
Put - Molycorp, Inc., Expires 09/22/2012, Strike $40.00	207	246,330
Put - Weight Watchers International, Inc., Expires 04/21/2012, Strike $85.00	418	338,580

TOTAL PURCHASED OPTIONS (cost $1,021,171)		843,525

	SHARES
WARRANTS - 0.9%
Consumer Discretionary - 0.0% (e)
Kandi Technologies Corp. (3)†(a)	169,478	60,182

Consumer Staples - 0.0% (e)
Celsius Holdings, Inc. (3)†(a)	52,500	525
HQ Sustainable Maritime Industries, Inc. (3)†(a)	62,284	6

		531

Energy - 0.0% (e)
Camac Energy, Inc. (3)†(a)	88,191	13,970
Green Field Energy Services, Inc. (3)†(a)	2,025	131,625

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Energy - 0.0% (e) (continued)
Plug Power, Inc. (3)†(a)	88,875	$25,720
Syntroleum Corp. (3)†(a)	253,165	39,848

		211,163

Financials - 0.7%
Associated Banc-Corp †	20,065	40,732
Australia Acquisition Corp. (Australia) †(b)	612,000	189,720
Boston Private Financial Holdings, Inc. †	97,674	356,510
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	76,720
Comerica, Inc. †	35,800	301,078
Comerica, Inc. †	9,708	19,416
European CleanTech SE (Germany) (3)†(a)	621,000	91,105
exceet Group SE (Germany) (2)†	72,000	24,967
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)†(a)	219,450	57,057
Gerova Financial Group Ltd. (3)†(a)	138,792	1,388
Hicks Acquisition Co. II, Inc. (2)†	810,000	380,700
Italy1 Investment SA (Luxembourg) (2)†	590,301	488,116
Jack Cooper Holdings Corp. (3)†(a)	1,775	133,125
Jack Cooper Holdings Corp. †	448	33,600
JWC Acquisition Corp. †	1,032,750	464,738
L&L Acquisition Corp. (2)†	306,000	6,395
Lincoln National Corp. †	50,433	919,898
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	121,663
MSCIR (3)†(a)	243,000	13,341
Nautilus Marine Acquisition Corp. (Greece) (2)†	777,600	155,520
Prime Acquisition Corp. (China) †	423,935	148,377
RLJ Acquisition, Inc. †	974,044	370,137
Selway Capital Acquisition Corp. †	414,792	107,846
Signature Bank †	107,610	4,300,096
Texas Capital Bancshares, Inc. †	16,077	336,652
Trio Merger Corp. †	456,000	342,000
Universal Business Payment Solutions Acquisition Corp. (2)†	947,052	236,763
Valley National Bancorp †	49,509	69,313
Wintrust Financial Corp. †	415,782	7,296,974

		17,083,947

	SHARES	VALUE (Note 3)
Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(a)	68,407	$2,490
ADVENTRX Pharmaceuticals, Inc. (3)†(a)	103,750	27,494
American Medical Alert Corp. (3)†(a)	283,523	2,835
Bionovo, Inc. (3)†(a)	39,373	12
Cormedix, Inc. †(b)	75,400	1,885
CryoPort, Inc. (3)†(a)	571,428	85,143
CryoPort, Inc. (3)†(a)	1,133,397	181,003
CytRx Corp. (3)†(a)	2,268,000	125,194
InspireMD, Inc. (United Kingdom) (3)†(a)	67,911	37,168
IntelliPharmaCeutics International, Inc., Series A (3)†(a)	220,000	197,362
IntelliPharmaCeutics International, Inc., Series B (3)†(a)	220,000	109,032
Opexa Therapeutics, Inc. (3)†(a)	47,362	4,717
Pluristem Therapeutics, Inc. (3)†(a)	173,242	53,047
Provectus Pharmaceuticals, Inc., Series A (3)†(a)	881,558	89,037
Provectus Pharmaceuticals, Inc., Series C (3)†(a)	617,090	62,326
ReGeneRx Biopharmaceuticals, Inc. †	240,000	4,800
Repros Therapeutics, Inc. (3)†(a)	92,675	130,042
Rosetta Genomics Ltd. (Israel) (3)†(a)	496,961	13,468
Rosetta Genomics Ltd. (Israel) (3)†(a)	191,250	3,806
RXi Pharmaceuticals Corp. (3)†(a)	144,175	126,167
RXi Pharmaceuticals Corp. (3)†(a)	144,175	113,177
Synergy Pharmaceuticals, Inc. (3)†(a)	82,000	87,920

		1,458,125

Industrials - 0.0% (e)
China Wood, Inc. (3)†(a)	94,000	113,251
Greenhouse Holdings (3)†(a)	256,092	26
Plastec Technologies Ltd. (Cayman Islands) †	56,004	4,480
Spherix, Inc. (3)†(a)	196,441	4,538

		122,295

Information Technology - 0.0% (e)
Authentidate Holding Corp. (3)†(a)	1,090,000	199,252
Magic Software Enterprises Ltd. (Israel) (3)†(a)	132,782	94,103

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Information Technology - 0.0% (e) (continued)
Orckit Communications Ltd. (Israel) (3)†(a)	84,282	$556
SinoHub, Inc. (China) (3)†(a)	267,392	374

		294,285

Materials - 0.1%
Aurcana Corp. (Canada) (3)†(a)	623,387	345,793
Calvista Gold Corp. (Canada) †(b)	100,000	7,018
Cereplast, Inc. (3)†(a)	64,539	555
China Shen Zhou Mining & Resources, Inc. (China) (3)†(a)	66,762	23,093
Edgewater Exploration Ltd. (Canada) (3)†(a)	250,000	4,035
Energy Fuels, Inc. (Canada) (3)†(a)	360,000	12,560
Kangaroo Resources Ltd. (Australia) (3)†(a)	24,137,931	878,621
Kinross Gold Corp. (Canada) †	21,497	13,793
Pretium Resources, Inc. (Canada) †	18,750	32,333

		1,317,801

Utilities - 0.0% (e)
China Hydroelectric Corp. (China) †	24,500	796

TOTAL WARRANTS (cost $13,741,305)		20,549,125

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,641,464,077)		2,799,621,625

SECURITIES SOLD SHORT - (49.0)%

COMMON STOCKS - (47.1)%

Consumer Discretionary - (8.5)%
Carnival Corp.	(452,557)	(14,518,029)
Coinstar, Inc. †	(46,956)	(2,984,054)
DR Horton, Inc.	(1,496,206)	(22,697,445)
Exide Technologies †	(2,969)	(9,293)
Gaylord Entertainment Co. †	(306,275)	(9,433,270)
Goodyear Tire & Rubber Co./The †	(137)	(1,537)
Group 1 Automotive, Inc.	(51,690)	(2,903,427)
Jakks Pacific, Inc.	(179,996)	(3,140,930)
Lennar Corp., Class A	(830,397)	(22,570,190)
Liz Claiborne, Inc. †	(1,695,294)	(22,649,128)

	SHARES	VALUE (Note 3)
Consumer Discretionary - (8.5)% (continued)
MGM Resorts International †	(212,766)	$(2,897,873)
priceline.com, Inc. †	(40,264)	(28,889,420)
Regis Corp.	(496,614)	(9,152,596)
Saks, Inc. †	(137,246)	(1,593,426)
Sirius XM Radio, Inc. †	(8,026,800)	(18,541,908)
Sonic Automotive, Inc., Class A	(895,996)	(16,047,288)
Sotheby’s	(104,935)	(4,128,143)
Stewart Enterprises, Inc., Class A	(530)	(3,217)
TRW Automotive Holdings Corp. †	(189,026)	(8,780,258)
Viacom, Inc., Class A	(71,249)	(3,702,811)
Virgin Media, Inc.	(293,184)	(7,323,736)

		(201,967,979)

Consumer Staples - (1.5)%
Alliance One International, Inc. †	(513,463)	(1,935,755)
American Oriental Bioengineering, Inc. (China) (3)†(a)	(4,761)	(7,237)
Archer-Daniels-Midland Co.	(8,651)	(273,891)
Central Garden and Pet Co., Class A †	(828,911)	(7,982,413)
Chiquita Brands International, Inc. †	(93,560)	(822,392)
Dole Food Co., Inc. †	(50,422)	(503,212)
Embotelladora Andina SA, Class B ADR (Chile)	(3,000)	(100,890)
Green Mountain Coffee Roasters, Inc. †	(31,981)	(1,497,990)
Nash Finch Co.	(4,114)	(116,920)
Rite Aid Corp. †	(70,704)	(123,025)
Smithfield Foods, Inc. †	(318,740)	(7,021,842)
Tyson Foods, Inc., Class A	(277,381)	(5,311,846)
Universal Corp.	(117,975)	(5,497,635)
Vector Group Ltd.	(260,068)	(4,608,405)

		(35,803,453)

Energy - (3.4)%
Boardwalk Pipeline Partners LP	(2,300)	(60,858)
Bristow Group, Inc.	(9,273)	(442,600)
Chesapeake Energy Corp.	(279,210)	(6,469,296)
Diamond Offshore Drilling, Inc.	(1,240)	(82,770)
Energy XXI Bermuda Ltd. (Bermuda) †	(83,464)	(3,013,885)
Exterran Holdings, Inc. †	(80,165)	(1,057,376)
GMX Resources, Inc. †	(12,500)	(15,875)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Energy - (3.4)% (continued)
Goodrich Petroleum Corp. †	(14,715)	$(279,879)
Green Plains Renewable Energy, Inc. †	(183,100)	(1,975,649)
James River Coal Co. †	(8,534)	(43,694)
Pembina Pipeline Corp. (Canada)	(570,008)	(16,103,891)
Pengrowth Energy Corp. (Canada)	(4,892)	(45,857)
PetroBakken Energy Ltd., Class A (Canada)	(13,852)	(230,670)
Petrominerales Ltd. (Canada)	(22,513)	(418,684)
Pioneer Natural Resources Co.	(15,088)	(1,683,670)
Polarcus Ltd. (Norway) (2)†	(124,045)	(123,118)
Royal Dutch Shell PLC, Class B ADR (Netherlands)	(164,383)	(11,610,371)
Western Refining, Inc.	(1,754,861)	(33,026,484)
Whitecap Resources, Inc. (Canada) †	(329,469)	(2,923,255)
Whiting Petroleum Corp. †	(5,150)	(279,645)

		(79,887,527)

Financials - (7.3)%
American Equity Investment Life Holding Co.	(1,390,668)	(17,758,830)
Ares Capital Corp.	(117,506)	(1,921,223)
Associated Banc-Corp	(9,121)	(127,329)
AV Homes, Inc. †	(65,883)	(802,455)
BGC Partners, Inc., Class A	(58,333)	(431,081)
BioMed Realty Trust, Inc. REIT	(304,679)	(5,782,807)
Boston Private Financial Holdings, Inc.	(80,218)	(794,960)
Boston Properties, Inc. REIT	(45,236)	(4,749,328)
Citigroup, Inc.	(83,831)	(3,064,023)
CNA Financial Corp.	(4,275)	(125,386)
CNO Financial Group, Inc. †	(1,506,549)	(11,720,951)
Comerica, Inc.	(26,088)	(844,208)
DDR Corp. REIT	(692,064)	(10,104,134)
DFC Global Corp. †	(2,726)	(51,440)
Digital Realty Trust, Inc. REIT	(187,991)	(13,905,694)
Health Care REIT, Inc. REIT	(13,729)	(754,546)
Hilltop Holdings, Inc. †	(29,521)	(247,681)
Host Hotels & Resorts, Inc. REIT	(1,521,398)	(24,981,355)
Kilroy Realty Corp. REIT	(148,082)	(6,902,102)
KKR Financial Holdings LLC	(700)	(6,447)
Leucadia National Corp.	(8,537)	(222,816)
Lexington Realty Trust REIT	(797,219)	(7,166,999)

	SHARES	VALUE (Note 3)
Financials - (7.3)% (continued)
Lincoln National Corp.	(47,684)	$(1,256,950)
MetLife, Inc.	(160,474)	(5,993,704)
MGIC Investment Corp. †	(573,284)	(2,843,489)
National Financial Partners Corp. †	(268,860)	(4,070,540)
NorthStar Realty Finance Corp. REIT	(282,331)	(1,527,411)
Penson Worldwide, Inc. †	(217,523)	(147,916)
PHH Corp. †	(107,819)	(1,667,960)
PMI Group, Inc./The †	(263)	(7)
ProLogis, Inc. REIT	(153,720)	(5,536,994)
Radian Group, Inc.	(336,542)	(1,463,958)
Signature Bank †	(99,421)	(6,267,500)
SL Green Realty Corp. REIT	(119,169)	(9,241,556)
Stewart Information Services Corp.	(332,881)	(4,730,239)
Texas Capital Bancshares, Inc. †	(14,910)	(516,184)
Valley National Bancorp	(22,116)	(286,402)
Wells Fargo & Co.	(1,400)	(47,796)
Wintrust Financial Corp.	(379,578)	(13,585,097)

		(171,649,498)

Health Care - (1.9)%
Accuray, Inc. †	(53,200)	(375,592)
Amgen, Inc.	(12,492)	(849,331)
China Medical Technologies, Inc. ADR (China) †	(122,710)	(390,218)
Enzon Pharmaceuticals, Inc. †	(59,042)	(403,847)
Express Scripts, Inc. †	(292,053)	(15,823,431)
Incyte Corp. Ltd. †	(107,122)	(2,067,455)
Molina Healthcare, Inc. †	(80,899)	(2,720,633)
Omnicare, Inc.	(76,963)	(2,737,574)
PDL BioPharma, Inc.	(173,716)	(1,103,097)
Regeneron Pharmaceuticals, Inc. †	(67,300)	(7,848,526)
ViroPharma, Inc. †	(273,081)	(8,211,546)
West Pharmaceutical Services, Inc.	(28,140)	(1,196,794)

		(43,728,044)

Industrials - (7.3)%
Atlas Copco AB, A Shares (Sweden) (2)	(63,024)	(1,524,807)
Avis Budget Group, Inc. †	(486,000)	(6,876,900)
CBIZ, Inc. †	(130,338)	(823,736)
Chart Industries, Inc. †	(107,388)	(7,874,762)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - (7.3)% (continued)
CoStar Group, Inc. †	(39,953)	$(2,758,755)
EnPro Industries, Inc. †	(87,822)	(3,609,484)
FTI Consulting, Inc. †	(37,310)	(1,399,871)
GenCorp, Inc. †	(222,407)	(1,579,090)
General Cable Corp. †	(278,722)	(8,105,236)
Hawaiian Holdings, Inc. †	(25,501)	(133,370)
Hertz Global Holdings, Inc. †	(2,379,060)	(35,781,062)
Kaman Corp.	(78,337)	(2,659,541)
MasTec, Inc. †	(223,420)	(4,041,668)
Meritor, Inc. †	(46,713)	(376,974)
Navistar International Corp. †	(58,616)	(2,371,017)
Nielsen Holdings NV †	(8,746)	(263,604)
Pentair, Inc.	(25,842)	(1,230,338)
Terex Corp. †	(522,093)	(11,747,093)
Textron, Inc.	(325,181)	(9,049,787)
Titan International, Inc.	(725,622)	(17,160,960)
Trex Co., Inc. †	(310,404)	(9,957,760)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(92,258)	(184,516)
United Rentals, Inc. †	(1,026,309)	(44,018,393)

		(173,528,724)

Information Technology - (10.9)%
3D Systems Corp. †	(448,056)	(10,547,238)
Alliance Data Systems Corp. †	(257,436)	(32,426,639)
Amkor Technology, Inc. †	(1,849,231)	(11,363,524)
Arris Group, Inc. †	(12,523)	(141,510)
Cadence Design Systems, Inc. †	(816,757)	(9,670,403)
Ciena Corp. †	(512,571)	(8,298,524)
Concur Technologies, Inc. †	(2,900)	(166,402)
Convergys Corp. †	(589,754)	(7,873,216)
Digital River, Inc. †	(15,611)	(292,082)
DST Systems, Inc.	(13,482)	(731,129)
Equinix, Inc. †	(129,696)	(20,420,635)
Finisar Corp. †	(33,349)	(671,982)
Intel Corp.	(12,138)	(341,199)
Lam Research Corp. †	(843,585)	(37,640,763)
Microchip Technology, Inc.	(358,249)	(13,326,863)
Micron Technology, Inc. †	(61,479)	(497,980)
Molex, Inc.	(373,197)	(10,494,300)
Nuance Communications, Inc. †	(13,004)	(332,642)

	SHARES	VALUE (Note 3)
Information Technology - (10.9)% (continued)
Oclaro, Inc. †	(151,095)	$(595,314)
ON Semiconductor Corp. †	(27,857)	(250,992)
Photronics, Inc. †	(367,839)	(2,446,129)
Rambus, Inc. †	(68,493)	(441,780)
Salesforce.com, Inc. †	(247,700)	(38,272,127)
SanDisk Corp. †	(21,262)	(1,054,383)
SYNNEX Corp. †	(78,527)	(2,995,020)
Take-Two Interactive Software, Inc. †	(367,935)	(5,660,680)
THQ, Inc. †	(13,436)	(7,524)
TTM Technologies, Inc. †	(217,065)	(2,494,077)
VeriFone Systems, Inc. †	(11,110)	(576,276)
Verint Systems, Inc. †	(56,174)	(1,819,476)
VeriSign, Inc.	(499,901)	(19,166,204)
Visa, Inc., Class A	(6,452)	(761,336)
Vishay Intertechnology, Inc. †	(199,778)	(2,429,300)
Xilinx, Inc.	(373,108)	(13,592,324)

		(257,799,973)

Materials - (2.9)%
A.M. Castle & Co. †	(85,448)	(1,080,917)
Alcoa, Inc.	(896,137)	(8,979,293)
Allegheny Technologies, Inc.	(257,603)	(10,605,516)
ArcelorMittal NYRS (Luxembourg)	(91,235)	(1,745,326)
AuRico Gold, Inc. (Canada) †	(194,528)	(1,725,463)
Cemex SAB de CV ADR (Mexico) †	(276,140)	(2,142,846)
Eastman Chemical Co.	(101,258)	(5,234,026)
Jaguar Mining, Inc. †	(51,677)	(241,332)
Kaiser Aluminum Corp.	(4,098)	(193,672)
Kinross Gold Corp. (Canada)	(4,871)	(47,687)
Monsanto Co.	(3,820)	(304,683)
Pan American Silver Corp. (Canada)	(1,045,522)	(23,064,215)
RTI International Metals, Inc. †	(82,602)	(1,904,802)
Sino-Forest Corp. (Canada) (3)†(a)	(46,847)	(64,415)
Sterlite Industries India Ltd. ADR (India)	(40,136)	(342,761)
Stillwater Mining Co. †	(39,285)	(496,562)
United States Steel Corp.	(322,410)	(9,469,182)

		(67,642,698)

Telecommunication Services - (1.3)%
Clearwire Corp., Class A †	(75,141)	(171,322)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Telecommunication Services - (1.3)% (continued)
Consolidated Communications Holdings, Inc.	(95,024)	$(1,865,321)
Level 3 Communications, Inc. †	(644,107)	(16,572,873)
TELUS Corp. (Canada)	(193,976)	(11,256,034)
tw telecom inc †	(44,983)	(996,823)

		(30,862,373)

Utilities - (2.1)%
Duke Energy Corp.	(1,784,705)	(37,496,652)
Northeast Utilities	(220,223)	(8,174,678)
PPL Corp.	(160,015)	(4,522,024)

		(50,193,354)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $1,013,201,465)		(1,113,063,623)

CONVERTIBLE BONDS - 0.0% (e)	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Staples - 0.0% (e)
Molson Coors Brewing Co. (2) (proceeds $606,433)	BBB-	2.5%	07/30/2013	$(550)	$(574,750)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
EXCHANGE TRADED FUNDS - (1.9)%
Energy Select Sector SPDR Fund	(29,034)	$(2,082,609)
SPDR Barclays Capital High Yield Bond ETF	(874,484)	(34,428,435)
SPDR Gold Shares †	(3,205)	(519,659)
SPDR S&P 500 ETF Trust	(53,930)	(7,589,029)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $45,411,959)		(44,619,732)

WARRANTS - 0.0% (e)

Energy - 0.0% (e)
Kinder Morgan, Inc. †
(proceeds $104,318)	(52,160)	(126,227)

TOTAL SECURITIES SOLD SHORT (proceeds $1,059,324,175)		(1,158,384,332)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 69.4% (cost $1,582,139,902)		1,641,237,293

OTHER ASSETS IN EXCESS OF LIABILITIES - 30.6% (k)		722,248,330

NET ASSETS - 100.0%		$2,363,485,623

†	Non income-producing security.
(a)	Security fair valued at March 31, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $71,543,237 or 3.0% of total net assets.
(b)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2012, the value of these securities was $1,050,699,797. In addition, $730,999,573 of cash was pledged.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Indicates a variable rate security. The interest rate shown represents the discount rate at March 31, 2012.
(e)	Represents less than 0.05 percent of net assets.
(f)	Represents a Pay-In-Kind Bond.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the yield at March 31, 2012.
(i)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(j)	Represents annualized seven-day yield as of March 31, 2012.
(k)	Includes appreciation (depreciation) on forward foreign currency exchange, futures contracts and swap contracts.
(l)	All or a portion of the security on loan. The aggregate market value of such securities is $389,433; cash collateral of $428,702 was received with which the Fund purchased a money market fund.
(m)	A portion of the security is pledged to the brokers for forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as March 31, 2012. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

NR - Not Rated by Moody’s

NYRS - New York Registry Shares

REIT - Real Estate Investment Trust

WR - Withheld Ratings

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open Written Options contracts outstanding at March 31, 2012:

Call Options Written
SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
593	Amylin Pharmaceuticals, Inc. (Exercise price $18)	J.P. Morgan	April 21, 2012	$(272,187)	$(423,402)	$(151,215)
207	Molycorp, Inc. (Exercise price $40)	J.P. Morgan	September 22, 2012	(20,673)	(30,222)	(9,549)
900	Pep Boys -Manny, Moe & Jack./The (Exercise price $15)	J.P. Morgan	April 21, 2012	(17,100)	(4,500)	12,600
418	Weight Watchers International, Inc. (Exercise price $85)	J.P. Morgan	April 21, 2012	(45,144)	(12,540)	32,604

				$(355,104)	$(470,664)	$(115,560)

Credit default swap contracts buy protections as of March 31, 2012

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Host Hotels & Resorts LP	1.000%	USD	3,450,000	146,000	12/20/2015	$(30,531)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	152,250,000	3,798,281	6/20/2017	394,666

					$3,944,281		$364,135

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $622. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
1,750	S&P 500 E-Mini Futures	June 15, 2012	$(120,118,705)	$(122,780,000)	$(2,661,295)
1,123	U.S. Treasury 2-Year Note Futures	June 29, 2012	(247,299,614)	(247,217,923)	81,691
496	U.S. Treasury 5-Year Note Futures	June 29, 2012	(61,179,436)	(60,779,375)	400,061

			$428,597,755	$430,777,298	$(2,179,543)

Cash held as collateral with broker for futures contracts was $8,381,568 at March 31, 2012.

Forward foreign currency exchange contracts outstanding as of March 31, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 04/30/12	The Royal Bank of Scotland	CAD	62,980	$63,659	$63,107	$(552)
Norwegian Krone, Expiring 06/22/12	The Royal Bank of Scotland	NOK	840,000	148,494	147,044	(1,450)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	12,840,000	2,242,755	2,231,528	(11,227)

				2,454,908	2,441,679	(13,229)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 04/30/12	The Royal Bank of Scotland	AUD	(965,517)	$(998,089)	$(997,083)	$1,006
Canadian Dollar, Expiring 04/16/12	The Royal Bank of Scotland	CAD	(4,193,933)	(4,196,031)	(4,203,586)	(7,555)
Canadian Dollar, Expiring 04/30/12	The Royal Bank of Scotland	CAD	(8,286,506)	(8,301,839)	(8,303,273)	(1,434)
Canadian Dollar, Expiring 05/31/12	The Royal Bank of Scotland	CAD	(11,987,500)	(11,981,390)	(12,003,353)	(21,963)
Canadian Dollar, Expiring 07/16/12	The Royal Bank of Scotland	CAD	(10,596,554)	(10,644,234)	(10,599,608)	44,626
Canadian Dollar, Expiring 11/30/12	The Royal Bank of Scotland	CAD	(6,254,700)	(6,246,791)	(6,235,779)	11,012
Euro, Expiring 04/30/12	The Royal Bank of Scotland	EUR	(725,040)	(984,517)	(967,099)	17,418
Euro, Expiring 08/30/12	The Royal Bank of Scotland	EUR	(7,078,526)	(9,409,027)	(9,449,083)	(40,056)
Euro, Expiring 10/22/12	The Royal Bank of Scotland	EUR	(6,210,000)	(8,471,372)	(8,292,818)	178,554
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	(5,855,786)	(7,902,383)	(7,825,340)	77,043
Norwegian Krone, Expiring 05/18/12	The Royal Bank of Scotland	NOK	(978,750)	(170,327)	(171,566)	(1,239)
Norwegian Krone, Expiring 06/14/12	The Royal Bank of Scotland	NOK	(245,753)	(40,775)	(43,032)	(2,257)
Norwegian Krone, Expiring 06/22/12	The Royal Bank of Scotland	NOK	(840,000)	(138,326)	(147,044)	(8,718)
Norwegian Krone, Expiring 09/14/12	The Royal Bank of Scotland	NOK	(6,745,753)	(1,056,697)	(1,176,975)	(120,278)
Norwegian Krone, Expiring 11/19/12	The Royal Bank of Scotland	NOK	(978,750)	(169,318)	(170,320)	(1,002)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	(12,840,000)	(2,095,711)	(2,231,528)	(135,817)
Norwegian Krone, Expiring 05/21/13	The Royal Bank of Scotland	NOK	(978,750)	(168,040)	(169,017)	(977)
Norwegian Krone, Expiring 11/18/13	The Royal Bank of Scotland	NOK	(978,750)	(166,612)	(167,661)	(1,049)
Norwegian Krone, Expiring 05/19/14	The Royal Bank of Scotland	NOK	(978,750)	(164,808)	(166,369)	(1,561)
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,900,118)	(36,828)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,208,333)	58,598

				(79,436,508)	(79,428,985)	7,523

				$(76,981,600)	$(76,987,306)	$(5,706)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts and credit default swap contracts in the amount of $12,311,723.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

NOK - Norwegian Krone

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 85.2%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.140% (a)	94,128,233	$94,128,233
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	376,512,933	376,512,933
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (a)(b)	49,154,171	49,154,171
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)	377,514,187	377,514,187
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	470,641,166	470,641,167

TOTAL INVESTMENTS - 85.2% (cost $1,367,950,691)		1,367,950,691

OTHER ASSETS IN EXCESS OF LIABILITIES - 14.8% (c)		237,733,118

NET ASSETS - 100.0%		$1,605,683,809

(a)	Represents annualized seven-day yield as of March 31, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2, with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	Cocoa Future	5/15/2012	USD	(3,602,400)	$96,380
Barclays Capital	Coffee ‘C’ Futures	5/18/2012	USD	(3,422,475)	548,888
Bank of America	Euro-SCHATZ Futures	6/7/2012	EUR	83,628,851	10,327
Barclays Capital	LME Aluminum Futures	6/18/2012	USD	(1,718,725)	74,175
Barclays Capital	LME Nickel Futures	6/18/2012	USD	(1,468,740)	79,014
Barclays Capital	Soybean Meal Futures	5/14/2012	USD	19,339,516	1,028,364
Barclays Capital	Soybean Oil Futures	5/14/2012	USD	(11,485,215)	(449,445)
The Royal Bank of Scotland	Swiss Market Index Futures	6/15/2012	CHF	42,532,381	(301,442)
Bank of America	U.S. Treasury 2-Year Note Futures	6/29/2012	USD	262,325,611	(138,126)
Bank of America	U.S. Treasury 5-Year Note Futures	6/29/2012	USD	12,933,259	(66,658)
Barclays Capital	Wheat Futures	5/14/2012	USD	(6,628,554)	(210,209)

					$671,268

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $26,441,298. Additional collateral for positions held at Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
81	10-Year Japanese Government Bond Futures	June 11, 2012	$138,993,612	$138,973,179	$(20,433)
1,378	3-Month Euro Euribor Futures	September 17, 2012	455,729,736	456,404,235	674,499
1,195	3-Month Euro Euribor Futures	December 17, 2012	395,241,242	395,633,845	392,603
1,006	3-Month Euro Euribor Futures	March 18, 2013	332,645,936	332,909,853	263,917
864	3-Month Euro Euribor Futures	June 17, 2013	285,580,042	285,731,349	151,307
754	3-Month Euro Euribor Futures	September 16, 2013	249,109,842	249,164,964	55,122
652	3-Month Euro Euribor Futures	December 16, 2013	215,256,438	215,251,774	(4,664)
616	3-Month Euro Euribor Futures	March 17, 2014	203,271,457	203,181,856	(89,601)
912	90-Day EURODollar Futures	September 17, 2012	226,865,210	226,882,800	17,590
864	90-Day EURODollar Futures	December 17, 2012	214,847,731	214,876,800	29,069
914	90-Day EURODollar Futures	March 18, 2013	227,206,511	227,243,250	36,739
1,029	90-Day EURODollar Futures	June 17, 2013	255,682,075	255,693,637	11,562
873	90-Day EURODollar Futures	September 16, 2013	216,798,844	216,765,900	(32,944)
700	90-Day EURODollar Futures	December 16, 2013	173,715,519	173,635,000	(80,519)
580	90-Day EURODollar Futures	March 17, 2014	143,772,652	143,724,000	(48,652)
681	90-Day GBP LIBOR Futures	December 18, 2013	134,657,058	134,659,704	2,646
948	90-Day Sterling Futures	September 19, 2012	187,808,843	187,815,927	7,084
1,106	90-Day Sterling Futures	December 19, 2012	219,116,563	219,096,468	(20,095)
1,137	90-Day Sterling Futures	March 20, 2013	225,241,305	225,214,776	(26,529)
984	90-Day Sterling Futures	June 19, 2013	194,860,398	194,830,134	(30,264)
839	90-Day Sterling Futures	September 18, 2013	166,036,644	166,036,536	(108)
527	90-Day Sterling Futures	March 19, 2014	104,095,611	104,134,267	38,656
145	Amsterdam Index Futures	April 20, 2012	12,798,083	12,452,156	(345,927)
362	Australia 3-Year Bond Futures	June 15, 2012	40,154,918	40,200,825	45,907
128	CAC40 10 Euro Futures	April 20, 2012	6,083,952	5,846,087	(237,865)
17	Canadian 3-Month Bank Acceptance Futures	December 17, 2012	4,204,635	4,203,343	(1,292)
102	DAX Index Futures	June 15, 2012	24,138,622	23,673,908	(464,714)
1,210	DJIA Mini E-CBOT Futures	June 15, 2012	78,133,683	79,509,100	1,375,417
381	E-Mini Russell 2000 Futures	June 15, 2012	31,266,887	31,535,370	268,483
415	Euro - Bobl Futures	June 7, 2012	68,505,705	68,693,084	187,379
214	Euro - Bund Futures	June 7, 2012	39,295,190	39,526,679	231,489
5	Euro CHF 3-Month LIFFE Futures	December 17, 2012	1,384,715	1,383,073	(1,642)
42	Euro-Buxl 30-Year Bond Futures	June 7, 2012	7,066,481	7,100,512	34,031

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1,062	Euro-SCHATZ Futures	June 7, 2012	$156,191,763	$156,277,321	$85,558
328	FTSE 100 Index Futures	June 15, 2012	30,980,366	30,059,019	(921,347)
721	FTSE/JSE Top 40 Index Futures	June 21, 2012	28,560,089	28,053,301	(506,788)
15	FTSE/MIB Index Futures	June 15, 2012	1,686,071	1,574,933	(111,138)
307	Globex Brent FCL Futures	April 12, 2012	37,331,200	37,724,160	392,960
205	Globex Heat Oil Futures	April 27, 2012	28,228,746	27,294,561	(934,185)
356	Globex RBOB Gas Futures	April 27, 2012	50,080,229	49,462,711	(617,518)
236	Gold 100 OZ Futures	June 27, 2012	39,181,213	39,456,840	275,627
15	Hang Seng Index Futures	April 27, 2012	2,026,910	1,979,899	(47,011)
416	ICE Euro Gasoil Futures	April 11, 2012	42,047,200	42,192,800	145,600
202	KOSPI Index 200 Futures	June 14, 2012	23,487,955	23,867,217	379,262
43	LME Aluminum Futures	April 4, 2012	2,220,466	2,244,041	23,575
35	LME Aluminum Futures	April 5, 2012	1,784,619	1,826,974	42,355
271	LME Aluminum Futures	April 11, 2012	14,645,698	14,165,645	(480,053)
44	LME Aluminum Futures	April 12, 2012	2,407,157	2,300,485	(106,672)
111	LME Aluminum Futures	April 18, 2012	6,125,101	5,811,543	(313,558)
75	LME Aluminum Futures	April 24, 2012	4,212,792	3,932,043	(280,749)
49	LME Aluminum Futures	April 26, 2012	2,787,781	2,570,099	(217,682)
69	LME Aluminum Futures	April 30, 2012	3,966,208	3,622,380	(343,828)
55	LME Aluminum Futures	May 9, 2012	3,123,336	2,893,261	(230,075)
88	LME Aluminum Futures	May 17, 2012	4,761,458	4,637,424	(124,034)
75	LME Aluminum Futures	May 21, 2012	4,162,592	3,955,500	(207,092)
107	LME Aluminum Futures	May 23, 2012	6,106,365	5,645,427	(460,938)
72	LME Aluminum Futures	May 24, 2012	4,100,026	3,799,548	(300,478)
60	LME Aluminum Futures	May 29, 2012	3,481,516	3,169,440	(312,076)
97	LME Aluminum Futures	June 8, 2012	5,374,194	5,134,088	(240,106)
1	LME Aluminum Futures	June 15, 2012	56,413	53,001	(3,412)
92	LME Aluminum Futures	June 18, 2012	5,214,962	4,880,600	(334,362)
65	LME Aluminum Futures	June 19, 2012	3,670,375	3,447,617	(222,758)
44	LME Aluminum Futures	June 22, 2012	2,403,556	2,335,179	(68,377)
27	LME Aluminum Futures	June 26, 2012	1,465,122	1,434,152	(30,970)
16	LME Aluminum Futures	June 28, 2012	874,420	850,224	(24,196)
88	LME Aluminum Futures	June 29, 2012	4,717,612	4,677,200	(40,412)
22	LME Copper Futures	April 4, 2012	4,239,713	4,660,700	420,987
24	LME Copper Futures	April 5, 2012	4,518,724	5,084,100	565,376
24	LME Copper Futures	April 11, 2012	4,659,997	5,083,500	423,503
1	LME Copper Futures	April 19, 2012	208,964	211,675	2,711
5	LME Copper Futures	April 24, 2012	1,048,010	1,057,907	9,897
1	LME Copper Futures	April 26, 2012	213,073	211,530	(1,543)
11	LME Copper Futures	May 9, 2012	2,353,289	2,325,018	(28,271)
10	LME Copper Futures	May 21, 2012	2,087,512	2,112,557	25,045
6	LME Copper Futures	June 7, 2012	1,245,758	1,267,399	21,641
15	LME Copper Futures	June 8, 2012	3,150,194	3,168,462	18,268
6	LME Copper Futures	June 15, 2012	1,284,117	1,267,315	(16,802)
26	LME Copper Futures	June 18, 2012	5,530,974	5,491,525	(39,449)
8	LME Copper Futures	June 19, 2012	1,701,510	1,689,718	(11,792)
23	LME Nickel Futures	April 11, 2012	2,707,689	2,451,137	(256,552)
19	LME Nickel Futures	April 24, 2012	2,332,375	2,025,845	(306,530)
34	LME Nickel Futures	April 26, 2012	4,320,800	3,625,576	(695,224)
21	LME Nickel Futures	April 30, 2012	2,696,812	2,239,793	(457,019)
6	LME Nickel Futures	May 8, 2012	772,255	640,209	(132,046)
30	LME Nickel Futures	June 22, 2012	3,332,822	3,207,380	(125,442)
25	LME Nickel Futures	June 26, 2012	2,730,032	2,673,350	(56,682)
29	LME Nickel Futures	June 27, 2012	3,164,227	3,101,240	(62,987)
32	LME Nickel Futures	June 28, 2012	3,429,353	3,422,229	(7,124)
57	LME Nickel Futures	June 29, 2012	6,005,300	6,096,150	90,850
124	LME Zinc Futures	April 18, 2012	6,177,432	6,182,175	4,743
74	LME Zinc Futures	April 19, 2012	3,750,780	3,689,048	(61,732)
115	LME Zinc Futures	April 24, 2012	5,985,980	5,731,543	(254,437)
57	LME Zinc Futures	April 26, 2012	3,124,079	2,840,381	(283,698)
17	LME Zinc Futures	April 30, 2012	909,584	847,301	(62,283)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
8	LME Zinc Futures	May 2, 2012	$425,963	$398,770	$(27,193)
467	MSCI Singapore Index Futures	April 27, 2012	25,732,090	25,633,826	(98,264)
544	MSCI Taiwan Stock Index Futures	April 27, 2012	15,574,878	15,357,120	(217,758)
1,125	NASDAQ 100 E-Mini Futures	June 15, 2012	59,498,577	61,891,875	2,393,298
928	S&P 500 E-Mini Futures	June 15, 2012	63,500,695	65,108,480	1,607,785
414	S&P MID 400 E-Mini Futures	June 15, 2012	40,760,737	41,081,220	320,483
622	SGX S&P CNX Nifty Index Futures	April 26, 2012	6,569,390	6,628,032	58,642
307	Soybean Futures	May 14, 2012	20,813,228	21,536,050	722,822
309	Soybean Meal Futures	May 14, 2012	11,858,051	12,010,830	152,779
86	SPI 200 Index Futures	June 21, 2012	9,594,447	9,676,652	82,205
876	Sugar #11 (World Markets) Futures	April 30, 2012	24,847,181	24,243,476	(603,705)
386	TOPIX Index Futures	June 7, 2012	38,594,593	39,966,413	1,371,820
776	U.S. Treasury 2-Year Note Futures	June 29, 2012	170,823,236	170,829,126	5,890
451	U.S. Treasury 5-Year Note Futures	June 29, 2012	55,221,319	55,265,117	43,798

			6,434,525,391	6,435,344,774	819,383

Short Contracts:
103	Australia 10-Year Bond Futures	June 15, 2012	(12,124,693)	(12,385,176)	(260,483)
470	Canadian 10-Year Bond Futures	June 20, 2012	(61,192,711)	(61,835,781)	(643,070)
227	Canadian 3-Month Bank Acceptance Futures	September 17, 2012	(56,154,674)	(56,155,447)	(773)
129	Cocoa Futures	May 15, 2012	(2,947,649)	(2,862,510)	85,139
498	Coffee ‘C’ Futures	May 18, 2012	(40,656,918)	(34,072,538)	6,584,380
1,117	Corn Futures	May 14, 2012	(35,391,859)	(35,967,400)	(575,541)
589	Cotton No. 2 Futures	May 8, 2012	(27,384,082)	(27,541,640)	(157,558)
13	Crude Oil Financial Futures	April 19, 2012	(1,344,200)	(1,339,260)	4,940
214	Euro CHF 3-Month LIFFE Futures	September 17, 2012	(59,211,843)	(59,201,451)	10,392
130	H-SHARES Index Futures	April 27, 2012	(8,956,450)	(8,880,891)	75,559
381	IBEX 35 Index Futures	April 20, 2012	(41,054,285)	(40,257,367)	796,918
1,532	Lean Hogs Futures	June 14, 2012	(57,921,248)	(55,397,120)	2,524,128
43	LME Aluminum Futures	April 4, 2012	(2,224,011)	(2,244,041)	(20,030)
35	LME Aluminum Futures	April 5, 2012	(1,793,000)	(1,826,973)	(33,973)
271	LME Aluminum Futures	April 11, 2012	(14,681,086)	(14,165,644)	515,442
44	LME Aluminum Futures	April 12, 2012	(2,413,895)	(2,300,485)	113,410
111	LME Aluminum Futures	April 18, 2012	(6,144,405)	(5,811,544)	332,861
75	LME Aluminum Futures	April 24, 2012	(4,188,658)	(3,932,044)	256,614
49	LME Aluminum Futures	April 26, 2012	(2,780,383)	(2,570,099)	210,284
69	LME Aluminum Futures	April 30, 2012	(3,953,615)	(3,622,379)	331,236
55	LME Aluminum Futures	May 9, 2012	(3,134,932)	(2,893,261)	241,671
88	LME Aluminum Futures	May 17, 2012	(4,779,120)	(4,637,424)	141,696
75	LME Aluminum Futures	May 21, 2012	(4,139,111)	(3,955,500)	183,611
107	LME Aluminum Futures	May 23, 2012	(6,096,193)	(5,645,427)	450,766
72	LME Aluminum Futures	May 24, 2012	(4,127,400)	(3,799,548)	327,852
60	LME Aluminum Futures	May 29, 2012	(3,465,751)	(3,169,440)	296,311
97	LME Aluminum Futures	June 8, 2012	(5,381,256)	(5,134,089)	247,167
1	LME Aluminum Futures	June 15, 2012	(56,449)	(53,001)	3,448
272	LME Aluminum Futures	June 18, 2012	(14,830,621)	(14,429,600)	401,021
65	LME Aluminum Futures	June 19, 2012	(3,688,667)	(3,447,616)	241,051
44	LME Aluminum Futures	June 22, 2012	(2,391,238)	(2,335,179)	56,059
27	LME Aluminum Futures	June 26, 2012	(1,470,440)	(1,434,152)	36,288
16	LME Aluminum Futures	June 28, 2012	(871,883)	(850,224)	21,659
88	LME Aluminum Futures	June 29, 2012	(4,736,077)	(4,677,200)	58,877
22	LME Copper Futures	April 4, 2012	(4,226,173)	(4,660,701)	(434,528)
24	LME Copper Futures	April 5, 2012	(4,553,120)	(5,084,100)	(530,980)
24	LME Copper Futures	April 11, 2012	(4,640,520)	(5,083,500)	(442,980)
1	LME Copper Futures	April 19, 2012	(207,699)	(211,675)	(3,976)
5	LME Copper Futures	April 24, 2012	(1,036,869)	(1,057,907)	(21,038)
1	LME Copper Futures	April 26, 2012	(214,705)	(211,529)	3,176
11	LME Copper Futures	May 9, 2012	(2,352,199)	(2,325,018)	27,181
10	LME Copper Futures	May 21, 2012	(2,078,626)	(2,112,557)	(33,931)
6	LME Copper Futures	June 7, 2012	(1,241,496)	(1,267,398)	(25,902)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
15	LME Copper Futures	June 8, 2012	$(3,137,883)	$(3,168,461)	$(30,578)
6	LME Copper Futures	June 15, 2012	(1,288,492)	(1,267,315)	21,177
21	LME Copper Futures	June 18, 2012	(4,396,470)	(4,435,462)	(38,992)
8	LME Copper Futures	June 19, 2012	(1,704,190)	(1,689,718)	14,472
23	LME Nickel Futures	April 11, 2012	(2,663,509)	(2,451,136)	212,373
19	LME Nickel Futures	April 24, 2012	(2,320,332)	(2,025,845)	294,487
34	LME Nickel Futures	April 26, 2012	(4,365,762)	(3,625,576)	740,186
21	LME Nickel Futures	April 30, 2012	(2,692,720)	(2,239,794)	452,926
6	LME Nickel Futures	May 8, 2012	(772,049)	(640,209)	131,840
224	LME Nickel Futures	June 18, 2012	(24,511,478)	(23,946,048)	565,430
30	LME Nickel Futures	June 22, 2012	(3,340,149)	(3,207,381)	132,768
25	LME Nickel Futures	June 26, 2012	(2,736,632)	(2,673,349)	63,283
29	LME Nickel Futures	June 27, 2012	(3,175,357)	(3,101,240)	74,117
32	LME Nickel Futures	June 28, 2012	(3,428,440)	(3,422,229)	6,211
57	LME Nickel Futures	June 29, 2012	(5,983,694)	(6,096,150)	(112,456)
124	LME Zinc Futures	April 18, 2012	(6,246,345)	(6,182,175)	64,170
74	LME Zinc Futures	April 19, 2012	(3,748,933)	(3,689,048)	59,885
115	LME Zinc Futures	April 24, 2012	(5,979,856)	(5,731,542)	248,314
57	LME Zinc Futures	April 26, 2012	(3,134,929)	(2,840,381)	294,548
17	LME Zinc Futures	April 30, 2012	(910,329)	(847,302)	63,027
8	LME Zinc Futures	May 2, 2012	(421,290)	(398,770)	22,520
88	LME Zinc Futures	June 18, 2012	(4,503,831)	(4,397,251)	106,580
148	Long Gilt Futures	June 27, 2012	(26,513,803)	(27,107,494)	(593,691)
3,172	Natural Gas Swap Futures	April 26, 2012	(19,261,970)	(16,859,180)	2,402,790
54	S&P/Toronto Stock Exchange 60 Index Futures	June 14, 2012	(7,630,269)	(7,630,217)	52
74	Silver Futures	May 29, 2012	(11,831,456)	(12,019,080)	(187,624)
255	U.S. Long Bond Futures	June 20, 2012	(34,699,490)	(35,126,250)	(426,760)
92	U.S. Treasury 10-Year Note Futures	June 20, 2012	(11,824,737)	(11,912,562)	(87,825)
677	Wheat Futures	May 14, 2012	(21,501,361)	(22,366,388)	(865,027)

			(746,965,966)	(731,943,389)	15,022,577

			$5,687,559,425	$5,703,401,385	$15,841,960

Cash held as collateral with broker for futures contracts was $80,820,616 at March 31, 2012.

Forward foreign currency exchange contracts outstanding as of March 31, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	68,811,000	$72,324,149	$70,656,300	$(1,667,849)
Brazilian Real, Expiring 06/20/12	The Royal Bank of Scotland	BRL	39,040,000	21,586,533	21,042,455	(544,078)
Canadian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	CAD	155,138,000	155,940,087	155,274,502	(665,585)
Chilean Peso, Expiring 06/20/12	The Royal Bank of Scotland	CLP	3,052,000,000	6,136,462	6,187,069	50,607
Columbian Peso, Expiring 06/20/12	The Royal Bank of Scotland	COP	9,970,000,000	5,561,858	5,527,847	(34,011)
Czech Republic Koruna, Expiring 06/20/12	The Royal Bank of Scotland	CZK	240,168,000	12,876,443	12,918,405	41,962
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	177,324,000	234,788,990	236,596,314	1,807,324
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	143,945,999	227,088,947	230,117,541	3,028,594
Hungarian Forint, Expiring 06/20/12	The Royal Bank of Scotland	HUF	436,000,000	1,945,994	1,954,238	8,244

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Indonesian Rupiah, Expiring 06/20/12	The Royal Bank of Scotland	IDR	142,900,000,000	$15,398,707	$15,500,220	$101,513
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	58,000,000	15,453,478	15,579,791	126,313
Indian Rupee, Expiring 06/20/12	The Royal Bank of Scotland	INR	492,400,000	9,560,582	9,504,677	(55,905)
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	5,535,283,000	67,293,192	66,923,509	(369,683)
Korean Won, Expiring 06/20/12	The Royal Bank of Scotland	KRW	66,433,720,000	58,938,184	58,298,778	(639,406)
Mexican Peso, Expiring 06/20/12	The Royal Bank of Scotland	MXN	265,000,000	20,638,355	20,559,787	(78,568)
Malaysian Ringgit, Expiring 06/20/12	The Royal Bank of Scotland	MYR	62,890,000	20,736,613	20,422,755	(313,858)
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	1,224,441,000	214,443,833	214,356,831	(87,002)
New Zealand Dollar, Expiring 06/20/12	The Royal Bank of Scotland	NZD	480,970,000	391,884,425	391,662,496	(221,929)
Philippine Peso, Expiring 06/20/12	The Royal Bank of Scotland	PHP	1,254,500,000	29,379,938	29,049,134	(330,804)
Poland Zloty, Expiring 06/20/12	The Royal Bank of Scotland	PLN	41,310,000	13,112,210	13,176,436	64,226
Russian Ruble, Expiring 06/20/12	The Royal Bank of Scotland	RUB	1,610,200,000	53,823,183	54,298,689	475,506
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	888,401,000	130,847,449	133,869,361	3,021,912
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	55,290,000	44,047,574	43,992,610	(54,964)
Turkish Lira, Expiring 06/20/12	The Royal Bank of Scotland	TRY	47,110,000	25,872,924	25,977,040	104,116
Taiwanese Dollar, Expiring 06/20/12	The Royal Bank of Scotland	TWD	304,000,000	10,298,037	10,306,832	8,795
South African Rand, Expiring 06/20/12	The Royal Bank of Scotland	ZAR	121,400,000	15,810,004	15,645,848	(164,156)

				1,875,788,151	1,879,399,465	3,611,314

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	(114,914,000)	$(118,679,903)	$(117,995,641)	$684,262
Brazilian Real, Expiring 06/20/12	The Royal Bank of Scotland	BRL	(34,200,000)	(18,589,148)	(18,433,708)	155,440
Canadian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	CAD	(35,463,000)	(35,487,257)	(35,494,203)	(6,946)
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	(549,625,026)	(722,726,954)	(733,342,668)	(10,615,714)
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	(23,488,000)	(37,039,762)	(37,548,809)	(509,047)
Indonesian Rupiah, Expiring 06/20/12	The Royal Bank of Scotland	IDR	(39,000,000,000)	(4,212,436)	(4,230,291)	(17,855)
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	(87,390,000)	(22,944,961)	(23,474,446)	(529,485)
Indian Rupee, Expiring 06/20/12	The Royal Bank of Scotland	INR	(1,590,000,000)	(30,989,313)	(30,691,380)	297,933
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	(43,377,554,000)	(528,313,991)	(524,449,810)	3,864,181
Korean Won, Expiring 06/20/12	The Royal Bank of Scotland	KRW	(5,100,000,000)	(4,465,373)	(4,475,495)	(10,122)
Mexican Peso, Expiring 06/20/12	The Royal Bank of Scotland	MXN	(275,000,000)	(21,149,062)	(21,335,628)	(186,566)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Malaysian Ringgit, Expiring 06/20/12	The Royal Bank of Scotland	MYR	(35,400,000)	$(11,475,207)	$(11,495,715)	$(20,508)
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	(352,780,000)	(61,104,923)	(61,759,450)	(654,527)
New Zealand Dollar, Expiring 06/20/12	The Royal Bank of Scotland	NZD	(7,859,000)	(6,378,908)	(6,399,725)	(20,817)
Philippine Peso, Expiring 06/20/12	The Royal Bank of Scotland	PHP	(150,000,000)	(3,480,462)	(3,473,392)	7,070
Russian Ruble, Expiring 06/20/12	The Royal Bank of Scotland	RUB	(225,000,000)	(7,572,346)	(7,587,384)	(15,038)
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	(554,132,000)	(81,656,761)	(83,499,790)	(1,843,029)
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	(27,100,000)	(21,505,669)	(21,562,665)	(56,996)
Turkish Lira, Expiring 06/20/12	The Royal Bank of Scotland	TRY	(25,200,000)	(13,741,635)	(13,895,594)	(153,959)
Taiwanese Dollar, Expiring 06/20/12	The Royal Bank of Scotland	TWD	(552,700,000)	(18,778,465)	(18,738,770)	39,695
South African Rand, Expiring 06/20/12	The Royal Bank of Scotland	ZAR	(63,000,000)	(8,097,972)	(8,119,344)	(21,372)

				(1,778,390,508)	(1,788,003,908)	(9,613,400)

				$97,397,643	$91,395,557	$(6,002,086)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $22,711,889.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 23.2%	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 23.2%
France Government Bond OAT (France)	Aaa	1.100%	07/25/22	EUR	24,677	$33,365,398
France Government Bond OAT (France)	Aaa	1.600%	07/25/15	EUR	38,035	55,191,003
United Kingdom Treasury Gilt (United Kingdom)	Aaa	1.875%	11/22/22	GBP	25,004	50,843,250

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $133,301,344)						139,399,651

U.S. TREASURY OBLIGATIONS - 13.5%
U.S. Treasury Inflation Protected Securities Bonds - 13.5%
U.S. Treasury Bond	Aaa	0.125%	01/15/22	USD	23,900	24,503,348
U.S. Treasury Bond	Aaa	2.375%	01/15/17	USD	43,400	57,137,729

TOTAL U.S. TREASURY OBLIGATIONS (cost $81,362,756)						81,641,077

					SHARES
MONEY MARKET FUNDS - 41.8%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Class I, 0.140% (a)					4,000,842	4,000,842
Dreyfus Treasury Cash Management, Series I, Class I, 0.010% (a)					16,003,367	16,003,367
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (a)(b)					28,977,323	28,977,323
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)					182,918,167	182,918,167
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.010% (a)					20,004,208	20,004,208

TOTAL MONEY MARKET FUNDS (cost $251,903,907)						251,903,907

TOTAL INVESTMENTS - 78.5% (cost $466,568,007)						472,944,635

OTHER ASSETS IN EXCESS OF LIABILITIES - 21.5% (c)						129,611,117

NET ASSETS - 100.0%						$602,555,752

All	securities are United States companies, unless noted otherwise in parentheses.
(a)	Represents annualized seven-day yield as of March 31, 2012.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as March 31, 2012. Rating of certain bonds may have changed subsequent to the date.

All securities are Level 2, with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

NR - Not Rated by Moody’s

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of March 31, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Australia 10-Year Bond Futures	6/15/2012	AUD	2,614,891	$57,223
Morgan Stanley and Co., International PLC	Bovespa Index	4/18/2012	BRL	6,936,935	(72,402)
Barclays Capital	Corn Futures	5/14/2012	USD	681,030	(4,830)
Bank of America	Euro - Bund Futures	6/7/2012	EUR	54,307,845	174,273
Bank of America	Long Gilt Futures	6/27/2012	GBP	687,075	176
Bank of America	Mini Japanese 10-Year Treasury Bond	6/11/2012	JPY	13,090,536,200	(296,232)
Morgan Stanley and Co., International PLC	Russian Depository Index	6/15/2050	USD	629,472	(20,000)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	6/15/2012	USD	1,685,432	(94,394)
Barclays Capital	Soybean Futures	5/14/2012	USD	5,662,914	229,686
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	6/15/2012	CHF	4,672,105	(18,986)
Bank of America	U.S. Treasury 10-Year Note Futures	6/20/2012	USD	129,446,570	(1,516,007)
Barclays Capital	Wheat Futures	5/14/2012	USD	1,451,858	34,830

					$(1,526,663)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $4,531,467.

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
61	Brent Crude Oil Penultimate Financial Futures	May 15, 2012	$7,498,080	$7,446,880	$(51,200)
1	Cattle Feeder Futures	April 26, 2012	78,428	74,413	(4,015)
2	Cocoa Futures	July 16, 2012	46,639	44,920	(1,719)
4	Coffee ‘C’ Futures	July 19, 2012	322,035	277,500	(44,535)
52	Corn Futures	May 14, 2012	1,698,470	1,674,400	(24,070)
62	Cotton No. 2 Futures	May 8, 2012	2,868,033	2,899,120	31,087
186	Crude Oil Financial Futures	May 21, 2012	20,044,230	19,258,440	(785,790)
15	Globex Heat Oil Futures	May 30, 2012	2,064,203	2,003,022	(61,181)
15	Globex RBOB Gas Futures	May 30, 2012	2,076,480	2,047,059	(29,421)
104	Gold 100 OZ Futures	June 27, 2012	17,503,991	17,387,760	(116,231)
31	ICE Euro Gasoil Futures	May 9, 2012	3,165,200	3,142,625	(22,575)
14	Lean Hogs Futures	July 16, 2012	532,982	513,240	(19,742)
19	Live Cattle Futures	August 31, 2012	961,908	909,530	(52,378)
13	LME Aluminum Futures	April 4, 2012	671,466	678,431	6,965
29	LME Aluminum Futures	April 11, 2012	1,567,252	1,515,881	(51,371)
1	LME Aluminum Futures	April 12, 2012	54,708	52,284	(2,424)
8	LME Aluminum Futures	April 19, 2012	445,765	418,944	(26,821)
12	LME Aluminum Futures	April 26, 2012	682,722	629,412	(53,310)
1	LME Aluminum Futures	May 1, 2012	56,514	52,510	(4,004)
8	LME Aluminum Futures	May 2, 2012	453,296	420,176	(33,120)
9	LME Aluminum Futures	May 9, 2012	511,091	473,442	(37,649)
5	LME Aluminum Futures	May 14, 2012	277,006	263,319	(13,687)
1	LME Aluminum Futures	May 16, 2012	54,401	52,687	(1,714)
14	LME Aluminum Futures	May 22, 2012	794,405	738,507	(55,898)
2	LME Aluminum Futures	May 23, 2012	114,138	105,522	(8,616)
6	LME Aluminum Futures	May 29, 2012	348,110	316,944	(31,166)
9	LME Aluminum Futures	June 7, 2012	504,236	476,264	(27,972)
9	LME Aluminum Futures	June 8, 2012	501,761	476,359	(25,402)
9	LME Aluminum Futures	June 12, 2012	502,156	476,736	(25,420)
6	LME Aluminum Futures	June 14, 2012	337,347	317,946	(19,401)
5	LME Aluminum Futures	June 15, 2012	282,067	265,005	(17,062)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
125	LME Aluminum Futures	June 18, 2012	$6,931,374	$6,631,250	$(300,124)
2	LME Aluminum Futures	June 21, 2012	111,528	106,122	(5,406)
5	LME Aluminum Futures	June 22, 2012	271,881	265,361	(6,520)
13	LME Aluminum Futures	June 29, 2012	695,517	690,950	(4,567)
118	LME Aluminum Futures	September 17, 2012	6,669,916	6,358,725	(311,191)
2	LME Copper Futures	April 4, 2012	385,428	423,700	38,272
2	LME Copper Futures	April 5, 2012	375,940	423,675	47,735
3	LME Copper Futures	April 11, 2012	582,500	635,438	52,938
1	LME Copper Futures	April 12, 2012	196,202	211,800	15,598
4	LME Copper Futures	April 19, 2012	835,856	846,700	10,844
1	LME Copper Futures	April 26, 2012	213,073	211,530	(1,543)
1	LME Copper Futures	May 1, 2012	208,362	211,468	3,106
3	LME Copper Futures	May 9, 2012	641,806	634,096	(7,710)
1	LME Copper Futures	May 16, 2012	206,376	211,262	4,886
2	LME Copper Futures	May 29, 2012	428,154	422,489	(5,665)
1	LME Copper Futures	June 1, 2012	214,001	211,237	(2,764)
4	LME Copper Futures	June 7, 2012	829,005	844,932	15,927
3	LME Copper Futures	June 12, 2012	634,119	633,679	(440)
2	LME Copper Futures	June 14, 2012	424,987	422,443	(2,544)
3	LME Copper Futures	June 15, 2012	640,440	633,657	(6,783)
31	LME Copper Futures	June 18, 2012	6,213,537	6,547,588	334,051
1	LME Copper Futures	June 21, 2012	210,976	211,193	217
1	LME Copper Futures	June 22, 2012	208,751	211,175	2,424
2	LME Copper Futures	June 29, 2012	415,253	422,250	6,997
32	LME Copper Futures	September 17, 2012	6,745,018	6,759,600	14,582
1	LME Lead Futures	June 18, 2012	52,840	51,100	(1,740)
1	LME Lead Futures	September 17, 2012	53,972	51,313	(2,659)
1	LME Nickel Futures	June 18, 2012	107,791	106,902	(889)
1	LME Nickel Futures	September 17, 2012	115,579	107,316	(8,263)
1	LME Zinc Futures	June 18, 2012	50,976	49,969	(1,007)
1	LME Zinc Futures	September 17, 2012	51,501	50,300	(1,201)
716	Natural Gas Swap Futures	May 29, 2012	4,393,367	4,043,610	(349,757)
1	Silver Futures	May 29, 2012	170,982	162,420	(8,562)
25	Soybean Futures	May 14, 2012	1,699,714	1,753,750	54,036
194	Sugar #11 (World Markets) Futures	April 30, 2012	5,418,708	5,368,988	(49,720)
31	Wheat Futures	May 14, 2012	1,018,135	1,024,162	6,027
23	Amsterdam Index Futures	April 20, 2012	2,023,828	1,975,169	(48,659)
136	CAC40 10 Euro Futures	April 20, 2012	6,446,706	6,211,467	(235,239)
30	DAX Index Futures	June 15, 2012	7,106,154	6,962,915	(143,239)
49	E-Mini Russell 2000 Futures	June 15, 2012	3,968,623	4,055,730	87,107
134	FTSE 100 Index Futures	June 15, 2012	12,642,468	12,280,209	(362,259)
70	FTSE/JSE Top 40 Index Futures	June 21, 2012	2,756,255	2,723,621	(32,634)
22	FTSE/MIB Index Futures	June 15, 2012	2,435,214	2,309,902	(125,312)
9	Hang Seng Index Futures	April 27, 2012	1,216,146	1,187,939	(28,207)
57	H-SHARES Index Futures	April 27, 2012	3,954,183	3,893,929	(60,254)
8	IBEX 35 Index Futures	April 20, 2012	899,056	845,299	(53,757)
42	KOSPI Index 200 Futures	June 14, 2012	4,916,215	4,962,491	46,276
117	MSCI Taiwan Stock Index Futures	April 27, 2012	3,349,057	3,302,910	(46,147)
777	S&P 500 E-Mini Futures	June 15, 2012	53,119,172	54,514,320	1,395,148
47	S&P MID 400 E-Mini Futures	June 15, 2012	4,601,925	4,663,810	61,885
3	S&P/Toronto Stock Exchange 60 Index Futures	June 14, 2012	422,585	423,901	1,316
51	SGX S&P CNX Nifty Index Futures	April 26, 2012	538,688	543,456	4,768
133	TOPIX Index Futures	June 7, 2012	13,178,205	13,770,811	592,606
8	10-Year Japanese Government Bond Futures	June 11, 2012	13,717,273	13,725,746	8,473
13	Euro - Bund Futures	June 7, 2012	2,383,223	2,401,154	17,931

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
52	U.S. Treasury 10-Year Note Futures	June 20, 2012	$6,729,545	$6,733,188	$3,643

			261,847,206	260,849,395	(997,811)

Short Contracts:
13	LME Aluminum Futures	April 4, 2012	$(672,375)	$(678,431)	$(6,056)
29	LME Aluminum Futures	April 11, 2012	(1,565,964)	(1,515,881)	50,083
1	LME Aluminum Futures	April 12, 2012	(54,749)	(52,284)	2,465
8	LME Aluminum Futures	April 19, 2012	(443,990)	(418,944)	25,046
12	LME Aluminum Futures	April 26, 2012	(682,485)	(629,412)	53,073
1	LME Aluminum Futures	May 1, 2012	(56,624)	(52,510)	4,114
8	LME Aluminum Futures	May 2, 2012	(451,390)	(420,176)	31,214
9	LME Aluminum Futures	May 9, 2012	(512,314)	(473,443)	38,871
5	LME Aluminum Futures	May 14, 2012	(275,489)	(263,319)	12,170
1	LME Aluminum Futures	May 16, 2012	(54,239)	(52,688)	1,551
14	LME Aluminum Futures	May 22, 2012	(788,533)	(738,507)	50,026
2	LME Aluminum Futures	May 23, 2012	(113,748)	(105,522)	8,226
6	LME Aluminum Futures	May 29, 2012	(346,493)	(316,944)	29,549
9	LME Aluminum Futures	June 7, 2012	(502,998)	(476,265)	26,733
9	LME Aluminum Futures	June 8, 2012	(501,220)	(476,358)	24,862
9	LME Aluminum Futures	June 12, 2012	(501,008)	(476,737)	24,271
6	LME Aluminum Futures	June 14, 2012	(337,192)	(317,946)	19,246
5	LME Aluminum Futures	June 15, 2012	(282,494)	(265,005)	17,489
125	LME Aluminum Futures	June 18, 2012	(6,865,821)	(6,631,250)	234,571
2	LME Aluminum Futures	June 21, 2012	(112,459)	(106,122)	6,337
5	LME Aluminum Futures	June 22, 2012	(273,861)	(265,361)	8,500
13	LME Aluminum Futures	June 29, 2012	(700,335)	(690,950)	9,385
38	LME Aluminum Futures	September 17, 2012	(2,119,778)	(2,047,725)	72,053
2	LME Copper Futures	April 4, 2012	(383,197)	(423,700)	(40,503)
2	LME Copper Futures	April 5, 2012	(379,576)	(423,675)	(44,099)
3	LME Copper Futures	April 11, 2012	(579,821)	(635,437)	(55,616)
1	LME Copper Futures	April 12, 2012	(198,249)	(211,800)	(13,551)
4	LME Copper Futures	April 19, 2012	(833,995)	(846,700)	(12,705)
1	LME Copper Futures	April 26, 2012	(214,374)	(211,530)	2,844
1	LME Copper Futures	May 1, 2012	(209,824)	(211,468)	(1,644)
3	LME Copper Futures	May 9, 2012	(641,771)	(634,096)	7,675
1	LME Copper Futures	May 16, 2012	(206,467)	(211,262)	(4,795)
2	LME Copper Futures	May 29, 2012	(427,922)	(422,488)	5,434
1	LME Copper Futures	June 1, 2012	(211,330)	(211,237)	93
4	LME Copper Futures	June 7, 2012	(827,664)	(844,932)	(17,268)
3	LME Copper Futures	June 12, 2012	(632,471)	(633,679)	(1,208)
2	LME Copper Futures	June 14, 2012	(424,997)	(422,443)	2,554
3	LME Copper Futures	June 15, 2012	(640,557)	(633,658)	6,899
31	LME Copper Futures	June 18, 2012	(6,389,305)	(6,547,588)	(158,283)
1	LME Copper Futures	June 21, 2012	(211,868)	(211,193)	675
1	LME Copper Futures	June 22, 2012	(207,499)	(211,175)	(3,676)
2	LME Copper Futures	June 29, 2012	(417,908)	(422,250)	(4,342)
8	LME Copper Futures	September 17, 2012	(1,669,161)	(1,689,900)	(20,739)
1	LME Lead Futures	June 18, 2012	(53,347)	(51,100)	2,247
1	LME Nickel Futures	June 18, 2012	(115,139)	(106,902)	8,237
1	LME Zinc Futures	June 18, 2012	(50,998)	(49,968)	1,030

			(34,142,999)	(33,739,961)	403,038

			$227,704,207	$227,109,434	$(594,773)

Cash held as collateral with broker for futures contracts was $17,166,241 at March 31, 2012.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

Credit default swap contracts sell protections as of March 31, 2012

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	625,000	$(180,627)	12/31/2049	$(31,245)
Bank of America	Markit CMBX North America AJ 4	0.960%	USD	325,000	(81,199)	2/17/2051	(35,001)
Bank of America	Markit CMBX North America AJ 5	0.980%	USD	150,000	(27,442)	2/15/2051	(22,091)
Deutsche Bank	Markit CMBX North America AJ 4	0.960%	USD	400,000	(141,491)	2/17/2051	(20)
Deutsche Bank	Markit CMBX North America AJ 5	0.980%	USD	350,000	(112,868)	2/15/2051	(16)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 3	1.470%	USD	450,000	(170,085)	12/13/2049	16,373
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 4	0.960%	USD	500,000	(225,672)	2/17/2051	46,903
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.980%	USD	550,000	(205,975)	2/15/2051	24,354
The Royal Bank of Scotland	iTraxx Europe Crossover Series 17.V1	1.000%	EUR	36,250,000	(333,875)	6/20/2017	(230,800)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 17.V1	5.000%	EUR	20,975,000	(985,085)	6/20/2017	(224,624)
The Royal Bank of Scotland	Markit CDX Emerging Market Index Series 17	5.000%	USD	22,700,000	2,909,182	6/20/2017	(129,452)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	97,700,000	(2,599,059)	6/20/2017	(91,587)
The Royal Bank of Scotland	Markit CDX North America Investment Grade Index Series 18	1.000%	USD	109,125,000	669,889	6/20/2017	(170,583)
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	475,000	(120,074)	12/13/2049	(42,177)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	375,000	(119,234)	2/17/2051	(14,843)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	475,000	(136,935)	2/15/2051	(19,919)

					$(1,860,550)		$(924,728)

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $2,457,758. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts. Additional collateral for positions held at Bank of America included in the collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

Interest rate swap contracts outstanding as of March 31, 2011

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	1.683%	(1)	CZK	250,000,000	3/15/17	$45,735
The Royal Bank of Scotland	1.923%	(1)	CZK	68,000,000	9/21/16	(70,810)
The Royal Bank of Scotland	2.010%	(1)	CZK	38,000,000	9/21/16	(48,377)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.268%	CZK	37,000,000	9/21/16	170,344
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.225%	CZK	6,000,000	9/21/16	26,948
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	3.110%	CZK	9,000,000	9/21/16	37,680
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.690%	CZK	51,000,000	9/21/16	156,786
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.043%	CZK	69,000,000	3/15/17	52,361
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	2.050%	CZK	7,000,000	3/15/17	5,450
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.920%	CZK	13,000,000	3/15/17	5,693
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.750%	CZK	4,000,000	3/15/17	(30)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.810%	CZK	11,000,000	3/15/17	1,647
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.890%	CZK	12,000,000	3/15/17	4,312
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.724%	CZK	18,000,000	3/15/17	(1,360)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.960%	CZK	40,000,000	3/15/17	21,709
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.680%	CZK	20,000,000	3/15/17	(3,816)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.705%	CZK	50,000,000	3/15/17	(6,265)
The Royal Bank of Scotland	6 Month Prague Interbank Offered Rate	1.760%	CZK	250,000,000	9/20/17	(51,125)
The Royal Bank of Scotland	1.020%	(2)	HKD	99,000,000	3/15/17	46,644
The Royal Bank of Scotland	1.180%	(2)	HKD	35,100,000	9/21/16	(38,541)
The Royal Bank of Scotland	2.495%	(2)	HKD	15,800,000	3/16/16	(130,587)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.748%	HKD	2,760,959	3/16/16	12,294
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.630%	HKD	1,590,000	3/16/16	6,127
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.145%	HKD	1,550,000	3/16/16	10,044
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.210%	HKD	1,320,000	3/16/16	8,991
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.235%	HKD	1,300,000	3/16/16	9,021
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.205%	HKD	7,400,000	3/16/16	50,217

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.915%	HKD	15,900,000	9/21/16	$175,987
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.880%	HKD	2,500,000	9/21/16	27,168
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	2.530%	HKD	1,800,000	9/21/16	15,941
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.990%	HKD	13,700,000	9/21/16	78,813
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.390%	HKD	35,400,000	3/15/17	66,361
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.490%	HKD	2,800,000	3/15/17	7,024
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.500%	HKD	7,500,000	3/15/17	19,290
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.415%	HKD	3,700,000	3/15/17	7,522
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.470%	HKD	5,000,000	3/15/17	11,909
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.505%	HKD	7,900,000	3/15/17	20,569
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.370%	HKD	10,500,000	3/15/17	18,352
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.410%	HKD	12,000,000	3/15/17	24,017
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.300%	HKD	13,000,000	3/15/17	16,952
The Royal Bank of Scotland	3 Month Hong Kong Interbank Offered Rate	1.208%	HKD	99,000,000	9/20/17	(45,313)
The Royal Bank of Scotland	6.050%	(3)	HUF	630,000,000	9/21/16	37,378
The Royal Bank of Scotland	6.860%	(3)	HUF	2,400,000,000	3/16/17	124,767
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.110%	HUF	320,000,000	9/21/16	51,061
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.930%	HUF	50,000,000	9/21/16	6,120
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.730%	HUF	70,000,000	9/21/16	5,677
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.580%	HUF	100,000,000	9/21/16	5,012
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.150%	HUF	70,000,000	9/21/16	(2,708)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.110%	HUF	640,000,000	3/16/17	(130,398)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.220%	HUF	80,000,000	3/16/17	(14,519)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.160%	HUF	130,000,000	3/16/17	(25,173)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.130%	HUF	70,000,000	3/16/17	185
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.880%	HUF	120,000,000	3/16/17	(5,753)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.880%	HUF	90,000,000	3/16/17	(4,315)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.030%	HUF	210,000,000	3/16/17	(3,693)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.565%	HUF	400,000,000	3/16/17	$36,267
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.270%	HUF	200,000,000	3/15/17	6,195
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	7.830%	HUF	500,000,000	3/16/17	72,145
The Royal Bank of Scotland	6 Month Budapest Interbank Offered Rate	6.785%	HUF	2,400,000,000	9/20/17	(143,194)
The Royal Bank of Scotland	3.405%	(4)	KRW	22,400,000,000	9/21/16	156,099
The Royal Bank of Scotland	3.555%	(4)	KRW	36,000,000,000	3/15/17	76,189
The Royal Bank of Scotland	3.565%	(4)	KRW	36,000,000,000	3/15/17	61,723
The Royal Bank of Scotland	3.950%	(4)	KRW	220,000,000	3/16/16	(2,643)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/16	(114,654)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/16	(114,654)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.750%	KRW	1,455,153,531	3/16/16	7,959
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.730%	KRW	200,000,000	3/16/16	767
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.680%	KRW	200,000,000	3/16/16	636
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.690%	KRW	380,000,000	3/16/16	1,332
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.690%	KRW	330,000,000	3/16/16	1,157
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.930%	KRW	860,000,000	3/16/16	9,768
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.115%	KRW	490,000,000	3/16/16	8,531
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.255%	KRW	630,000,000	3/16/16	13,854
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.285%	KRW	700,000,000	3/16/16	16,080
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.240%	KRW	5,100,000,000	3/16/16	109,649
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.400%	KRW	1,400,000,000	9/21/16	41,263
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.405%	KRW	5,000,000,000	9/21/16	148,285
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.395%	KRW	5,100,000,000	9/21/16	149,382
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.265%	KRW	1,800,000,000	9/21/16	44,153
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	4.035%	KRW	3,500,000,000	9/21/16	56,369
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.490%	KRW	5,200,000,000	9/21/16	(20,050)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.388%	KRW	22,500,000,000	3/15/17	(198,644)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.440%	KRW	3,000,000,000	3/15/17	(20,212)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.515%	KRW	4,600,000,000	3/15/17	$(17,129)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.440%	KRW	3,500,000,000	3/15/17	(23,580)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.370%	KRW	3,700,000,000	3/15/17	(35,335)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.550%	KRW	4,000,000,000	3/15/17	(9,269)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.450%	KRW	5,400,000,000	3/15/17	(34,211)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.380%	KRW	7,000,000,000	3/15/17	(64,037)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.370%	KRW	5,000,000,000	3/15/17	(47,750)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.340%	KRW	7,000,000,000	3/15/17	(75,288)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.400%	KRW	7,000,000,000	3/15/17	(58,412)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.575%	KRW	36,000,000,000	9/20/17	(80,285)
The Royal Bank of Scotland	3 Month Korean Certificate of Deposit	3.550%	KRW	36,000,000,000	9/20/17	(115,928)
The Royal Bank of Scotland	4.560%	(5)	PLN	16,500,000	9/21/16	(58,189)
The Royal Bank of Scotland	4.600%	(5)	PLN	16,500,000	9/21/16	(67,905)
The Royal Bank of Scotland	4.775%	(5)	PLN	113,000,000	3/15/17	131,043
The Royal Bank of Scotland	5.600%	(5)	PLN	14,400,000	3/16/16	(130,815)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.940%	PLN	2,060,979	3/16/16	2,755
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.980%	PLN	990,000	3/16/16	1,788
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.270%	PLN	590,000	3/16/16	3,074
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.560%	PLN	1,780,000	3/16/16	15,334
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.640%	PLN	1,280,000	3/16/16	12,229
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.600%	PLN	500,000	3/16/16	4,542
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.690%	PLN	7,200,000	3/16/16	73,014
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.740%	PLN	14,500,000	9/21/16	303,021
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.690%	PLN	2,400,000	9/21/16	48,389
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.550%	PLN	3,500,000	9/21/16	63,353
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.700%	PLN	11,600,000	9/21/16	64,816
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.615%	PLN	16,600,000	3/15/17	(57,525)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.554%	PLN	16,600,000	3/15/17	(72,117)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.740%	PLN	3,600,000	3/15/17	$(5,991)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.600%	PLN	7,300,000	3/15/17	(26,875)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.880%	PLN	1,900,000	3/15/17	672
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.670%	PLN	4,600,000	3/15/17	(12,295)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.850%	PLN	5,000,000	3/15/17	(394)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.840%	PLN	8,800,000	3/15/17	(1,962)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	5.023%	PLN	7,000,000	3/15/17	16,899
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.900%	PLN	15,000,000	3/15/17	9,625
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.780%	PLN	7,000,000	3/15/17	(7,613)
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.865%	PLN	20,000,000	3/15/17	2,746
The Royal Bank of Scotland	6 Month Warsaw Interbank Offered Rate	4.750%	PLN	113,000,000	9/20/17	(169,686)
The Royal Bank of Scotland	0.940%	(6)	SGD	400,000	9/21/16	2,577
The Royal Bank of Scotland	1.040%	(6)	SGD	4,800,000	9/21/16	13,831
The Royal Bank of Scotland	1.135%	(6)	SGD	16,000,000	3/15/17	64,749
The Royal Bank of Scotland	2.185%	(6)	SGD	2,300,000	3/16/16	(85,632)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.815%	SGD	365,898	3/16/16	9,348
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.750%	SGD	220,000	3/16/16	5,169
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.145%	SGD	260,000	3/16/16	9,352
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.190%	SGD	220,000	3/16/16	8,226
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.055%	SGD	1,200,000	3/16/16	39,752
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.540%	SGD	2,300,000	9/21/16	116,224
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.550%	SGD	300,000	9/21/16	15,267
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	2.250%	SGD	200,000	9/21/16	8,041
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.945%	SGD	2,200,000	9/21/16	64,558
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.300%	SGD	4,900,000	3/15/17	11,961
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.290%	SGD	600,000	3/15/17	1,229
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.320%	SGD	900,000	3/15/17	2,905
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.298%	SGD	1,400,000	3/15/17	3,280

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.410%	SGD	900,000	3/15/17	$6,090
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.340%	SGD	900,000	3/15/17	3,612
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.295%	SGD	1,500,000	3/15/17	3,367
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.400%	SGD	2,000,000	3/15/17	12,747
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.460%	SGD	3,000,000	3/15/17	26,196
The Royal Bank of Scotland	6 Month Singapore Interbank Offered Rate	1.315%	SGD	16,000,000	9/20/17	(82,234)
The Royal Bank of Scotland	6.470%	(7)	ZAR	29,400,000	9/21/16	48,046
The Royal Bank of Scotland	6.495%	(7)	ZAR	29,400,000	9/21/16	44,275
The Royal Bank of Scotland	6.905%	(7)	ZAR	215,000,000	3/15/17	8
The Royal Bank of Scotland	6.955%	(7)	ZAR	1,560,000	3/16/16	(2,161)
The Royal Bank of Scotland	7.930%	(7)	ZAR	25,700,000	3/16/16	(151,194)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.155%	ZAR	3,282,843	3/16/16	7,596
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.350%	ZAR	1,370,000	3/16/16	4,394
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.080%	ZAR	1,320,000	3/16/16	2,590
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.040%	ZAR	1,320,000	3/16/16	2,346
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.390%	ZAR	2,390,000	3/16/16	8,107
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.610%	ZAR	2,810,000	3/16/16	12,383
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.785%	ZAR	1,800,000	3/16/16	9,386
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.990%	ZAR	13,100,000	3/16/16	80,694
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.332%	ZAR	25,900,000	9/21/16	205,079
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.275%	ZAR	5,100,000	9/21/16	38,891
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	8.310%	ZAR	1,700,000	9/21/16	13,269
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.840%	ZAR	8,000,000	9/21/16	43,153
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.750%	ZAR	5,300,000	9/21/16	26,142
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.790%	ZAR	10,800,000	9/21/16	80
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.720%	ZAR	29,700,000	3/15/17	(30,730)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.750%	ZAR	29,700,000	3/15/17	(25,747)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.960%	ZAR	6,700,000	3/15/17	2,061

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.620%	ZAR	11,700,000	3/15/17	$(18,649)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.300%	ZAR	17,500,000	3/15/17	38,622
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.000%	ZAR	9,600,000	3/15/17	5,100
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.990%	ZAR	14,500,000	3/15/17	6,892
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.830%	ZAR	16,300,000	3/15/17	(6,838)
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.190%	ZAR	19,000,000	3/15/17	30,284
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.190%	ZAR	21,000,000	3/15/17	33,471
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	6.990%	ZAR	18,000,000	3/15/17	8,556
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.010%	ZAR	23,000,000	3/15/17	13,505
The Royal Bank of Scotland	3 Month Johannesburg Interbank Agreed Rate	7.156%	ZAR	215,000,000	9/20/17	(7,936)

						$1,496,076

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of March 31, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/20/12	The Royal Bank of Scotland	BRL	26,517,000	$14,643,492	$14,292,592	$(350,900)
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	2,928,000	3,856,821	3,906,713	49,892
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	35,787,000	9,476,937	9,612,999	136,062
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	210,000,000	2,530,262	2,538,974	8,712
Korean Won, Expiring 06/20/12	The Royal Bank of Scotland	KRW	19,373,398,000	17,175,669	17,001,087	(174,582)
Mexican Peso, Expiring 06/20/12	The Royal Bank of Scotland	MXN	277,957,000	21,580,114	21,565,044	(15,070)
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	15,743,000	12,552,538	12,526,237	(26,301)
Turkish Lira, Expiring 06/20/12	The Royal Bank of Scotland	TRY	26,962,000	14,811,466	14,867,182	55,716
Taiwanese Dollar, Expiring 06/20/12	The Royal Bank of Scotland	TWD	289,652,000	9,851,531	9,820,377	(31,154)
South African Rand, Expiring 06/20/12	The Royal Bank of Scotland	ZAR	69,744,000	9,075,942	8,988,501	(87,441)

				115,554,772	115,119,706	(435,066)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 06/20/12	The Royal Bank of Scotland	BRL	(8,391,000)	$(4,564,387)	$(4,522,727)	$41,660
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	(104,287,000)	(137,194,870)	(139,145,969)	(1,951,099)
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	(31,783,000)	(50,024,927)	(50,809,511)	(784,584)
Hong Kong Dollar, Expiring 06/20/12	The Royal Bank of Scotland	HKD	(33,000)	(4,255)	(4,251)	4
Hungarian Forint, Expiring 06/20/12	The Royal Bank of Scotland	HUF	(4,008,000)	(17,889)	(17,965)	(76)
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	(4,346,000)	(1,137,692)	(1,167,410)	(29,718)
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	(182,000,000)	(2,215,029)	(2,200,444)	14,585
Korean Won, Expiring 06/20/12	The Royal Bank of Scotland	KRW	(3,589,013,000)	(3,144,869)	(3,149,531)	(4,662)
Mexican Peso, Expiring 06/20/12	The Royal Bank of Scotland	MXN	(240,000)	(18,745)	(18,620)	125
Russian Ruble, Expiring 06/20/12	The Royal Bank of Scotland	RUB	(46,385,000)	(1,550,087)	(1,564,181)	(14,094)
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	(2,871,000)	(2,279,729)	(2,284,369)	(4,640)
Turkish Lira, Expiring 06/20/12	The Royal Bank of Scotland	TRY	(1,883,000)	(1,024,861)	(1,038,310)	(13,449)
Taiwanese Dollar, Expiring 06/20/12	The Royal Bank of Scotland	TWD	(52,642,000)	(1,787,335)	(1,784,777)	2,558
South African Rand, Expiring 06/20/12	The Royal Bank of Scotland	ZAR	(11,599,000)	(1,515,389)	(1,494,861)	20,528

				(206,480,064)	(209,202,926)	(2,722,862)

				$(90,925,292)	$(94,083,220)	$(3,157,928)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR RISK PARITY FUND

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts, credit default swap and interest rate swap contracts in the amount of $21,988,019.

BRL - Brazilian Real

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 117.0%	SHARES	VALUE (Note 3)
COMMON STOCKS - 32.6%
Consumer Discretionary - 5.2%
Adidas AG (Germany)	5,053	$394,845
Aisin Seiki Co., Ltd. (Japan)	2,100	74,687
Bridgestone Corp. (Japan)	1,100	26,901
Calsonic Kansei Corp. (Japan)	51,000	313,284
Canon Marketing Japan, Inc. (Japan)	7,873	101,510
Cie Generale des Etablissements Michelin (France)	9,924	739,290
Compagnie Financiere Richemont SA, Class A (Switzerland)	6,394	400,778
CyberAgent, Inc. (Japan)	167	436,783
Daihatsu Motor Co., Ltd. (Japan)	24,000	442,815
Denso Corp. (Japan)	3,400	114,882
Dentsu, Inc. (Japan)	18,400	589,510
Electrolux AB (Sweden)	31,663	669,183
Fast Retailing Co., Ltd. (Japan)	1,600	367,090
Fiat SpA (Italy)	108,422	637,479
Fuji Heavy Industries Ltd. (Japan)	127,000	1,037,226
Fuji Media Holdings, Inc. (Japan)	414	714,766
Hakuhodo DY Holdings, Inc. (Japan)	1,908	120,518
Heiwa Corp. (Japan)	1,950	39,193
Hermes International (France)	2,304	776,239
Isuzu Motors Ltd. (Japan)	133,000	784,749
K’s Holdings Corp. (Japan)	10,900	351,853
KYB Co. Ltd. (Japan)	7,000	42,911
Lagardere SCA (France)	5,047	155,826
Leoni AG (Germany)	7,229	376,272
LVMH Moet Hennessy Louis Vuitton SA (France)	1,139	196,004
Modern Times Group AB, Class B (Sweden)	87	4,793
Namco Bandai Holdings, Inc. (Japan)	18,900	274,176
NHK Spring Co., Ltd. (Japan)	49,400	536,701
Nikon Corp. (Japan)	29,100	893,769
Pioneer Corp. (Japan) †	145,100	747,780
Pirelli & C SpA (Italy)	45,523	541,595
PPR (France)	2,269	390,370
Puma SE (Germany)	852	304,430
Royal Caribbean Cruises Ltd.	635	18,575
Ryohin Keikaku Co. Ltd. (Japan)	10,100	523,138
Sankyo Co., Ltd. (Japan)	6,100	300,197
Sanrio Co., Ltd. (Japan)	4,300	167,936
Sega Sammy Holdings, Inc. (Japan)	28,400	597,323

	SHARES	VALUE (Note 3)
Consumer Discretionary - 5.2% (continued)
Sekisui Chemical Co., Ltd. (Japan)	43,000	$374,620
SES SA (Luxembourg)	637	15,810
Shimamura Co., Ltd. (Japan)	500	56,152
Societe Television Francaise 1 (France)	14,106	172,677
Sony Corp. (Japan)	25,600	535,503
Start Today Co., Ltd. (Japan)	34,900	644,540
Suzuki Motor Corp. (Japan)	30,300	730,078
Takashimaya Co. Ltd. (Japan)	5,000	41,748
Toyota Boshoku Corp. (Japan)	14,900	177,016
TUI AG (Germany) †	61,862	459,790
USS Co., Ltd. (Japan)	1,840	187,141
Valeo SA (France)	30,522	1,601,504
Yamaha Corp. (Japan)	5,200	54,437
Yamaha Motor Co., Ltd. (Japan)	25,500	345,043
Yokohama Rubber Co. Ltd./The (Japan)	37,000	268,995

		20,870,431

Consumer Staples - 2.5%
Aeon Co., Ltd. (Japan)	37,000	487,405
Ajinomoto Co., Inc. (Japan)	19,000	238,966
Aryzta AG (Switzerland) †	233	11,510
Asahi Group Holdings Ltd. (Japan)	4,600	102,224
Circle K Sunkus Co., Ltd. (Japan)	20,681	444,193
Danone (France)	497	34,669
Davide Campari-Milano SpA (Italy)	11,242	76,533
Delhaize Group SA (Belgium)	942	49,549
Japan Tobacco, Inc. (Japan)	200	1,132,092
Kao Corp. (Japan)	10,200	268,976
Kesko OYJ, B Shares (Finland)	27,002	875,992
Koninklijke Ahold NV (Netherlands)	67,935	941,311
Lawson, Inc. (Japan)	2,100	132,293
Marine Harvest ASA (Norway)	1,717,024	886,404
Metro AG (Germany)	25,529	987,142
Nestle SA (Switzerland)	502	31,584
Nippon Meat Packers, Inc. (Japan)	28,000	357,514
Nisshin Seifun Group, Inc. (Japan)	27,000	328,093
Nutreco NV (Netherlands)	10,500	754,878
Sapporo Holdings Ltd. (Japan)	6,000	22,252
Seven & I Holdings Co., Ltd. (Japan)	12,200	363,797
Suedzucker AG (Germany)	18,979	604,263

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 2.5% (continued)
Swedish Match AB (Sweden)	9,984	$397,308
Takara Holdings, Inc. (Japan)	24	164
Toyo Suisan Kaisha Ltd. (Japan)	14,000	364,042
UNY Co., Ltd. (Japan)	23,300	253,959
Yamazaki Baking Co., Ltd. (Japan)	9,000	129,325

		10,276,438

Energy - 1.6%
Aker Solutions ASA (Norway)	46,052	779,880
Cie Generale de Geophysique - Veritas (France) †	21,217	630,579
ENI SpA (Italy)	11,247	263,575
ERG SpA (Italy)	30,959	274,485
Etablissements Maurel et Prom (France)	26,536	467,269
Idemitsu Kosan Co., Ltd. (Japan)	1,900	190,118
JX Holdings, Inc. (Japan)	2,300	14,350
Lundin Petroleum AB (Sweden) †	852	18,274
Neste Oil OYJ (Finland)	45,762	563,440
OMV AG (Austria)	18,720	665,804
Saipem SpA (Italy)	11,133	575,191
SBM Offshore NV (Netherlands)	20,127	411,809
Seadrill Ltd. (Norway)	3,678	138,109
Showa Shell Sekiyu KK (Japan)	2,200	14,113
Statoil ASA (Norway)	14,449	392,177
Technip SA (France)	5,702	673,320
TonenGeneral Sekiyu KK (Japan)	3,000	27,746
Total SA (France)	4,330	221,175

		6,321,414

Financials - 1.9%
Acom Co., Ltd. (Japan) †	21,370	481,987
Aegon NV (Netherlands) †	35,698	198,427
Aozora Bank Ltd. (Japan)	159,000	462,280
Baloise Holding AG (Switzerland)	1,172	94,377
Bank of Yokohama Ltd./The (Japan)	6,000	30,172
Credit Saison Co., Ltd. (Japan)	17,700	360,888
Dai-ichi Life Insurance Co., Ltd./The (Japan)	2	2,794
DNB ASA (Norway)	16,111	207,289
Fukuoka Financial Group, Inc. (Japan)	57,000	254,057
Mitsubishi UFJ Financial Group, Inc. (Japan)	85,200	427,565
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	18,830	832,550
Mizuho Financial Group, Inc. (Japan)	128,100	210,759

	SHARES	VALUE (Note 3)
Financials - 1.9% (continued)
Nishi-Nippon City Bank Ltd./The (Japan)	17,719	$50,175
Resona Holdings, Inc. (Japan)	96,800	447,760
Sampo OYJ, A Shares (Finland)	6,518	188,345
Sapporo Hokuyo Holdings, Inc. (Japan)	26,284	97,415
Shinsei Bank Ltd. (Japan)	492,000	647,679
Skandinaviska Enskilda Banken AB, Class A (Sweden)	39,660	281,832
SNS REAAL NV (Netherlands) †	157,508	402,373
Swedbank AB (Sweden)	44,307	688,778
Swiss Life Holding AG (Switzerland) †	8,316	989,595
Swiss Re AG (Switzerland) †	669	42,722
T&D Holdings, Inc. (Japan)	8,300	96,909
Yamaguchi Financial Group, Inc. (Japan)	56	511

		7,497,239

Health Care - 2.1%
Actelion Ltd. (Switzerland) †	6,538	239,015
Alfresa Holdings Corp. (Japan)	688	32,798
Astellas Pharma, Inc. (Japan)	15,300	630,193
Bayer AG (Germany)	746	52,465
BioMerieux (France)	1,008	79,441
Daiichi Sankyo Co., Ltd. (Japan)	3,600	65,804
DiaSorin SpA (Italy)	15,470	450,732
Elekta AB, Class B (Sweden)	2,181	110,402
Getinge AB, B Shares (Sweden)	24,504	697,648
H Lundbeck A/S (Denmark)	31,579	634,706
Ipsen SA (France)	9,548	261,128
Kaken Pharmaceutical Co., Ltd. (Japan)	173	2,184
Meda AB, A Shares (Sweden)	28,030	267,403
Merck KGaA (Germany)	12,327	1,364,105
Miraca Holdings, Inc. (Japan)	14,600	571,762
Novo Nordisk A/S, Class B (Denmark)	2,780	386,030
Rhoen Klinikum AG (Germany)	16,324	327,730
Roche Holding AG (Switzerland)	4,881	849,442
Sanofi (France)	850	65,953
Santen Pharmaceutical Co., Ltd. (Japan)	12,500	534,512
UCB SA (Belgium)	11,408	492,393
Zoll Medical Corp. (1)†	5,800	537,254

		8,653,100

Industrials - 9.1%
ABB Ltd. (Switzerland) †	23,328	477,421

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Industrials - 9.1% (continued)
All Nippon Airways Co. Ltd. (Japan)	35,000	$105,762
Alstom SA (France)	2,007	78,336
AP Moeller - Maersk A/S, Class B (Denmark)	36	278,878
Bilfinger Berger SE (Germany)	14,210	1,332,932
Brenntag AG (Germany)	1,103	135,049
Central Japan Railway Co. (Japan)	60	495,497
Chiyoda Corp. (Japan)	88,000	1,127,624
Compagnie de Saint-Gobain (France)	87	3,882
COMSYS Holdings Corp. (Japan)	13,500	146,912
Deutsche Lufthansa AG (Germany)	29,650	414,612
Deutsche Post AG (Germany)	40,746	784,317
DSV A/S (Denmark)	32,790	746,438
East Japan Railway Co. (Japan)	2,500	157,822
Ebara Corp. (Japan)	214,000	774,317
Edenred (France)	4,349	130,899
European Aeronautic Defence and Space Co NV (France)	24,483	1,002,628
FANUC Corp. (Japan)	2,800	501,522
FLSmidth & Co. A/S (Denmark)	2,357	166,085
Fuji Electric Co., Ltd. (Japan)	33,000	87,165
Fujikura Ltd. (Japan)	1,000	3,370
GEA Group AG (Germany)	30,742	1,060,430
Geberit AG (Switzerland) †	5	1,045
Hino Motors Ltd. (Japan)	55,000	401,215
Hochtief AG (Germany)	1,431	86,575
IHI Corp. (Japan)	237,000	602,434
Impregilo SpA (Italy)	452,179	1,805,270
Imtech NV (Netherlands)	1,801	57,594
ITOCHU Corp. (Japan)	18,400	201,606
JGC Corp. (Japan)	49,000	1,529,186
JS Group Corp. (Japan)	3,400	71,578
JTEKT Corp. (Japan)	70,400	852,191
Kajima Corp. (Japan)	92,000	280,866
Kandenko Co., Ltd. (Japan)	42,049	205,009
Kawasaki Kisen Kaisha Ltd. (Japan) †	88,000	195,619
Keisei Electric Railway Co., Ltd. (Japan)	20,000	155,121
Kone OYJ, Class B (Finland)	2,335	130,019
Koninklijke BAM Groep NV (Netherlands)	126,605	595,017
Koninklijke Boskalis Westminster NV (Netherlands)	12,411	465,923
Marubeni Corp. (Japan)	20,000	145,444

	SHARES	VALUE (Note 3)
Industrials - 9.1% (continued)
Metso OYJ (Finland)	44,311	$1,893,487
Mitsubishi Electric Corp. (Japan)	130,000	1,160,847
Mitsui & Co., Ltd. (Japan)	8,400	138,636
Mitsui Engineering & Shipbuilding Co., Ltd. (Japan)	91,000	159,344
Nabtesco Corp. (Japan)	5,000	103,534
Nexans SA (France)	12,934	873,745
Nippon Sheet Glass Co., Ltd. (Japan)	434,000	671,076
Nippon Yusen KK (Japan)	30,000	95,041
Nisshinbo Holdings, Inc. (Japan)	14,000	133,409
Obayashi Corp. (Japan)	183,000	801,522
OC Oerlikon Corp. AG (Switzerland) †	54,745	485,341
OKUMA Corp. (Japan)	73,000	609,611
Orkla ASA (Norway)	37,618	297,773
Panalpina Welttransport Holding AG (Switzerland) †	378	40,418
Prysmian SpA (Italy)	13,076	229,936
Rheinmetall AG (Germany)	5,732	339,388
Safran SA (France)	8,562	314,666
Schindler Holding AG (Switzerland)	905	108,859
Secom Co., Ltd. (Japan)	7,100	349,863
SGL Carbon SE (Germany) †	195	8,930
SGS SA (Switzerland)	179	348,094
Shimizu Corp. (Japan)	61,000	245,453
Skanska AB, B Shares (Sweden)	53,027	918,456
SKF AB, B Shares (Sweden)	18,461	450,593
Skymark Airlines, Inc. (Japan)	26,900	231,908
Societe BIC SA (France)	4,019	403,418
Sojitz Corp. (Japan)	45,000	80,861
Sulzer AG (Switzerland)	17,568	2,496,556
Sumitomo Heavy Industries Ltd. (Japan)	165,000	923,256
Taisei Corp. (Japan)	154,000	402,937
Teleperformance SA (France)	29,413	840,648
Thales SA (France)	1,219	45,643
THK Co., Ltd. (Japan)	3,600	73,746
Tognum AG (Germany)	361	12,729
Tokyu Corp. (Japan)	6,000	28,508
Toyota Tsusho Corp. (Japan)	24,000	492,466
Volvo AB, B Shares (Sweden)	14,022	204,263
Wartsila OYJ (Finland)	33,658	1,269,197
Wendel SA (France)	50	4,275

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Industrials - 9.1% (continued)
West Japan Railway Co. (Japan)	12,200	$490,999

		36,573,042

Information Technology - 3.6%
Alps Electric Co., Ltd. (Japan)	56,200	500,030
Anritsu Corp. (Japan)	11,000	145,051
ASML Holding NV (Netherlands)	25,014	1,253,235
AtoS (France)	20,180	1,163,878
Brother Industries Ltd. (Japan)	25,800	352,492
Cap Gemini SA (France)	13,396	599,628
Capcom Co., Ltd. (Japan)	6,100	139,808
Citizen Holdings Co. Ltd. (Japan)	8,700	55,481
Dainippon Screen Manufacturing Co., Ltd. (Japan)	81,000	735,604
Dassault Systemes SA (France)	5,026	462,825
Dena Co., Ltd. (Japan)	5,900	163,421
Fujitsu Ltd. (Japan)	3,000	15,926
Hamamatsu Photonics KK (Japan)	300	11,416
Hitachi High-Technologies Corp. (Japan)	30,700	737,434
Hitachi Ltd. (Japan)	31,000	200,568
Hosiden Corp. (Japan)	7,851	57,622
Konami Corp. (Japan)	15,100	432,426
Konica Minolta Holdings, Inc. (Japan)	45,500	401,480
Kyocera Corp. (Japan)	300	27,750
Mitsumi Electric Co., Ltd. (Japan) †	1,507	13,149
NET One Systems Co. Ltd. (Japan)	62,000	759,717
Nippon Electric Glass Co., Ltd. (Japan)	16,000	140,807
Nokia OYJ (Finland)	35,392	193,621
Renesas Electronics Corp. (Japan) †	44,242	310,341
SAP AG (Germany)	9,543	666,537
Seiko Epson Corp. (Japan)	22,100	313,206
Shimadzu Corp. (Japan)	29,000	263,937
Square Enix Holdings Co., Ltd. (Japan)	5,700	120,196
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	141,760	1,466,849
Tokyo Electron Ltd. (Japan)	18,500	1,066,791
Toshiba Corp. (Japan)	162,000	719,487
Trend Micro, Inc. (Japan)	5,700	176,378
UBISOFT Entertainment (France) †	20,971	154,777
United Internet AG (Germany)	245	4,618
Yamatake Corp. (Japan)	23,300	517,658
Yaskawa Electric Corp. (Japan)	6,000	56,831

	SHARES	VALUE (Note 3)
Information Technology - 3.6% (continued)
Yokogawa Electric Corp. (Japan)	100	$1,020

		14,401,995

Materials - 5.4%
APERAM (Luxembourg)	27,406	508,236
Arkema SA (France)	24,731	2,306,394
Asahi Kasei Corp. (Japan)	126,000	782,089
Aurubis AG (Germany)	20,934	1,106,234
Boliden AB (Sweden)	140,921	2,216,468
Denki Kagaku Kogyo KK (Japan)	7,000	28,244
DIC Corp. (Japan)	134,000	272,641
Eramet (France)	2,778	393,342
Georgia Gulf Corp. (1)†(a)	18,947	660,871
Hokuetsu Kishu Paper Co. Ltd. (Japan)	30,000	200,477
JSR Corp. (Japan)	8,100	164,351
Kobe Steel Ltd. (Japan)	366,000	598,512
Koninklijke DSM NV (Netherlands)	12,477	722,301
Kuraray Co., Ltd. (Japan)	20,800	295,824
Linde AG (Germany)	233	41,797
Lintec Corp. (Japan)	2,700	55,258
Mitsubishi Chemical Holdings Corp. (Japan)	23,000	123,758
Mitsubishi Materials Corp. (Japan)	84,000	268,137
Mitsui Chemicals, Inc. (Japan)	100,000	304,987
Mitsui Mining & Smelting Co., Ltd. (Japan)	212,000	602,986
Nippon Kayaku Co., Ltd. (Japan)	41,000	422,491
Nippon Paper Group, Inc. (Japan)	4,000	83,509
Nippon Shokubai Co., Ltd. (Japan)	33,000	384,680
Nitto Denko Corp. (Japan)	12,300	501,585
OJI Paper Co., Ltd. (Japan)	2,000	9,703
Pacific Metals Co., Ltd. (Japan)	36,000	199,205
Rengo Co., Ltd. (Japan)	25,000	173,581
Salzgitter AG (Germany)	22,481	1,233,749
Showa Denko KK (Japan)	66,000	151,095
Sika AG (Switzerland)	89	192,500
Solvay SA (Belgium)	7,731	915,748
Stora Enso OYJ, R Shares (Finland)	53,099	394,807
Sumitomo Bakelite Co., Ltd. (Japan)	84,000	444,595
Sumitomo Metal Mining Co., Ltd. (Japan)	13,000	184,359
Sumitomo Osaka Cement Co. Ltd. (Japan)	78,000	228,298
Syngenta AG (Switzerland) †	5,482	1,888,999

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Materials - 5.4% (continued)
Teijin Ltd. (Japan)	50,000	$169,081
Tokuyama Corp. (Japan)	70,000	218,794
Toray Industries, Inc. (Japan)	24,000	179,014
Tosoh Corp. (Japan)	35,000	98,149
Umicore SA (Belgium)	6,342	349,551
Voestalpine AG (Austria)	19,445	655,777
Wacker Chemie AG (Germany)	1,322	116,540
Yara International ASA (Norway)	17,221	820,904

		21,669,621

Telecommunication Services - 0.7%
Belgacom SA (Belgium)	9,047	290,977
France Telecom SA (France)	560	8,305
Iliad SA (France)	695	95,819
KDDI Corp. (Japan)	53	344,847
Mobistar SA (Belgium)	10,185	507,710
Swisscom AG (Switzerland)	381	154,075
Tele2 AB, B Shares (Sweden)	40,988	837,099
Telecom Italia SpA (Italy)	125,389	149,250
Telenor ASA (Norway)	18,869	350,288
Vivendi SA (France)	6,634	121,825

		2,860,195

Utilities - 0.5%
A2A SpA (Italy)	167,943	134,689
Chubu Electric Power Co., Inc. (Japan)	3,800	68,688
Enel Green Power SpA (Italy)	74,202	141,028
Enel SpA (Italy)	163,266	590,269
Okinawa Electric Power Co., Inc./The (Japan)	2	83
Osaka Gas Co., Ltd. (Japan)	178,000	714,489
Tokyo Gas Co., Ltd. (Japan)	60,000	283,149

		1,932,395

TOTAL COMMON STOCKS (Cost $121,142,790)		131,055,870

PREFERRED STOCKS - 0.0% (b)

Consumer Discretionary - 0.0% (b)
Porsche Automobil Holding SE (Germany)	305	18,000

	SHARES	VALUE (Note 3)
Consumer Staples - 0.0% (b)
Henkel AG & Co. KGaA (Germany)	251	$18,395

TOTAL PREFERRED STOCKS (Cost $34,854)		36,395

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*				SHARES	VALUE (Note 3)
CONVERTIBLE PREFERRED STOCKS - 0.6%
Financials - 0.4%
Citigroup, Inc., $100.00 par, 7.500% (1)(a)	A3				10,000	$1,035,300
MetLife, Inc., $82.88 par, 5.000% (1)(a)	BBB-	**			9,560	676,083

						1,711,383

Utilities - 0.2%
PPL Corp., $50.00 par, 9.500% (1)(a)	Baa3				14,350	777,627

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,287,856)						2,489,010

			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)

CORPORATE BONDS - 13.8%
Consumer Discretionary - 0.1%
priceline.com, Inc. 144A (a)(c)	BBB	**	1.000%	03/15/18	$200	211,750

Consumer Staples - 1.1%
Archer-Daniels-Midland Co.	A	**	0.875%	02/15/14	600	613,500
Smithfield Foods, Inc. (a)	BB	**	4.000%	06/30/13	3,575	4,057,625

						4,671,125

Financials - 1.2%
Health Care REIT, Inc. (a)	Baa2		3.000%	12/01/29	3,325	3,798,812
PHH Corp. (a)	Ba2		4.000%	04/15/12	1,175	1,175,000

						4,973,812

Health Care - 2.3%
Amgen, Inc., Series B (a)	Baa1		0.375%	02/01/13	1,500	1,533,750
Gilead Sciences, Inc. (d)	A-	**	1.625%	05/01/16	3,000	3,832,500
Illumina, Inc. 144A (c)	NR		0.250%	03/15/16	819	785,216
Omnicare, Inc.	Ba3		3.750%	12/15/25	725	1,053,063
Regeneron Pharmaceuticals, Inc. 144A (c)	NR		1.875%	10/01/16	1,175	1,803,625

						9,008,154

Industrials - 1.9%
Chart Industries, Inc. (a)	B+	**	2.000%	08/01/18	2,900	3,712,000
General Cable Corp. (a)(e)	B2		4.500%	11/15/29	1,925	2,028,469
L-3 Communications Holdings, Inc. (a)	Ba1		3.000%	08/01/35	2,100	2,044,875

						7,785,344

Information Technology - 7.1%
Microchip Technology, Inc. (a)	NR		2.125%	12/15/37	3,250	4,485,000
NetApp, Inc. (a)	NR		1.750%	06/01/13	2,500	3,621,875
Salesforce.com, Inc. (a)	NR		0.750%	01/15/15	5,600	10,472,000
SanDisk Corp. (a)	BB	**	1.000%	05/15/13	1,150	1,147,125
Xilinx, Inc. (a)	BBB-	**	3.125%	03/15/37	6,900	8,763,000

						28,489,000

Materials - 0.1%
Cemex SAB de CV (Mexico) (a)	NR		3.250%	03/15/16	500	471,250

TOTAL CORPORATE BONDS (Cost $50,694,446)						55,610,435

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
CONVERTIBLE BONDS - 30.9%
Consumer Discretionary - 3.8%
DR Horton, Inc., Series DHI (a)	Ba2		2.000%	05/15/14		$4,875	$6,300,937
Gaylord Entertainment Co. 144A (a)(c)	B3		3.750%	10/01/14		2,450	3,142,125
Lennar Corp. 144A (a)(c)	B2		3.250%	11/15/21		2,325	3,188,156
Lennar Corp. 144A (a)(c)	B2		2.750%	12/15/20		500	698,750
Lennar Corp. 144A (a)(c)	B2		2.000%	12/01/20		1,000	1,170,000
priceline.com, Inc. 144A (a)(c)	BBB	**	1.250%	03/15/15		275	656,219

							15,156,187

Consumer Staples - 0.9%
Tyson Foods, Inc. (a)	BB+	**	3.250%	10/15/13		2,975	3,692,719

Financials - 6.9%
Ares Capital Corp. 144A (a)(c)	BBB	**	5.750%	02/01/16		1,625	1,696,094
Boston Properties LP (a)	A-	**	3.750%	05/15/36		750	852,187
Boston Properties LP 144A (c)	A-	**	3.625%	02/15/14		1,500	1,640,625
DDR Corp. (a)	Baa3		1.750%	11/15/40		3,070	3,319,437
Digital Realty Trust LP 144A (a)(c)	Baa2		5.500%	04/15/29		1,650	3,001,969
Host Hotels & Resorts LP 144A (a)(c)	BB+	**	2.500%	10/15/29		6,050	8,122,125
PHH Corp. (a)	Ba2		4.000%	09/01/14		600	576,000
ProLogis LP	BBB-	**	3.250%	03/15/15		3,175	3,591,719
SL Green Operating Partnership LP 144A (a)(c)	B1		3.000%	10/15/17		4,425	4,961,531

							27,761,687

Industrials - 5.5%
Avis Budget Group, Inc. (a)	NR		3.500%	10/01/14		3,550	4,162,375
General Cable Corp. (a)	Ba3		0.875%	11/15/13		1,925	1,876,875
Hertz Global Holdings, Inc. (a)	B-	**	5.250%	06/01/14		6,625	12,761,406
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (3)(c)(j)	Ba1		0.750%	04/05/17	EUR	475	652,297
Navistar International Corp. (a)	B	**	3.000%	10/15/14		$750	826,875
Textron, Inc., Series TXT (a)	Baa3		4.500%	05/01/13		875	1,873,594

							22,153,422

Information Technology - 8.2%
Amkor Technology, Inc. (a)	Ba3		6.000%	04/15/14		2,475	5,253,188
Cadence Design Systems, Inc. (a)	NR		2.625%	06/01/15		2,900	4,817,625
Ciena Corp. 144A (a)(c)	NR		4.000%	03/15/15		2,800	3,160,500
Equinix, Inc. (a)	B	**	4.750%	06/15/16		4,175	8,350,000
Intel Corp. (d)	A-	**	2.950%	12/15/35		650	747,500
SanDisk Corp. (a)	BB	**	1.500%	08/15/17		1,475	1,746,031
Take-Two Interactive Software, Inc. 144a 144A (a)(c)	NR		1.750%	12/01/16		200	211,250
VeriFone Systems, Inc. (a)	BB-	**	1.375%	06/15/12		175	208,469
VeriSign, Inc. (a)	NR		3.250%	08/15/37		6,569	8,391,897

							32,886,460

Materials - 3.9%
Alcoa, Inc. (a)	Baa3		5.250%	03/15/14		3,750	6,248,438
Allegheny Technologies, Inc. (a)	BBB-	**	4.250%	06/01/14		3,425	4,268,406
Sterlite Industries India Ltd. (India) (a)	NR		4.000%	10/30/14		225	211,219

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Materials - 3.9% (continued)
United States Steel Corp. (a)	B1		4.000%	05/15/14	$4,150	$4,907,375

						15,635,438

Telecommunication Services - 1.7%
Level 3 Communications, Inc. (a)	CCC	**	15.000%	01/15/13	1,550	1,863,875
XM Satellite Radio, Inc. 144A (a)(c)	BB	**	7.000%	12/01/14	3,250	4,797,812

						6,661,687

TOTAL CONVERTIBLE BONDS (Cost $112,954,201)						123,947,600

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 38.8%
BlackRock Liquidity Funds TempFund Portfolio, Class I , 0.140% (f)	5,999,987	$5,999,987
Dreyfus Treasury Cash Management, Class I , 0.010% (f)	23,999,946	23,999,946
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (f)(g)	96,038,247	96,038,247
UBS Money Series - UBS Select Treasury Preferred Fund, Class I , 0.010% (f)	29,999,932	29,999,932

TOTAL MONEY MARKET FUNDS (Cost $156,038,112)		156,038,112

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (f)(h)
(Cost $1,129,960)	1,129,960	1,129,960

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (Cost $444,282,219)		470,307,382

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECURITIES SOLD SHORT - (63.0)%	SHARES	VALUE (Note 3)
COMMON STOCKS - (62.9)%

Consumer Discretionary - (8.3)%
ABC-Mart, Inc. (Japan)	(7,400)	$(278,889)
Accor SA (France)	(16,882)	(602,519)
Asics Corp. (Japan)	(46,200)	(527,628)
Autogrill SpA (Italy)	(13,630)	(143,884)
Axel Springer AG (Germany)	(148)	(7,477)
Bayerische Motoren Werke AG (Germany)	(2,841)	(255,566)
Benesse Holdings, Inc. (Japan)	(1,200)	(59,810)
Casio Computer Co., Ltd. (Japan) †	(12,300)	(88,650)
Christian Dior SA (France)	(491)	(75,424)
Continental AG (Germany) †	(1,422)	(134,242)
Don Quijote Co., Ltd. (Japan)	(17,600)	(640,861)
DR Horton, Inc. (1)	(276,225)	(4,190,333)
Eutelsat Communications SA (France)	(4,951)	(183,119)
Gaylord Entertainment Co. (1)†	(70,128)	(2,159,942)
Hennes & Mauritz AB, B Shares (Sweden)	(4,654)	(168,239)
Honda Motor Co., Ltd. (Japan)	(18,500)	(712,513)
Husqvarna AB, Class B (Sweden)	(217,311)	(1,311,344)
Isetan Mitsukoshi Holdings Ltd. (Japan)	(5,900)	(69,685)
J Front Retailing Co. Ltd. (Japan)	(3,000)	(16,847)
Lennar Corp., Class A (1)	(115,944)	(3,151,358)
Lottomatica SpA (Italy) †	(29,417)	(558,502)
Luxottica Group SpA (Italy)	(21,018)	(759,406)
Marui Group Co., Ltd. (Japan)	(113,100)	(948,179)
Mazda Motor Corp. (Japan) †	(2,000)	(3,543)
Mediaset SpA (Italy)	(292,419)	(806,025)
NGK Spark Plug Co., Ltd. (Japan)	(12,000)	(172,575)
Nippon Television Network Corp. (Japan)	(1,030)	(165,661)
Nissan Motor Co., Ltd. (Japan)	(18,100)	(194,612)
Nitori Holdings Co., Ltd. (Japan)	(8,800)	(795,824)
NOK Corp. (Japan)	(18,600)	(409,638)
Nokian Renkaat OYJ (Finland)	(26,513)	(1,292,032)
Oriental Land Co., Ltd. (Japan)	(5,300)	(568,530)
Panasonic Corp. (Japan)	(2,100)	(19,582)
Peugeot SA (France)	(99,466)	(1,602,775)
priceline.com, Inc. (1)†	(922)	(661,535)
Publicis Groupe SA (France)	(1,952)	(107,613)
Rakuten, Inc. (Japan)	(986)	(1,033,528)

	SHARES	VALUE (Note 3)
Consumer Discretionary - (8.3)% (continued)
Renault SA (France)	(10,460)	$(551,720)
Rinnai Corp. (Japan)	(3,800)	(274,832)
Saizeriya Co. Ltd. (Japan)	(5)	(81)
Salvatore Ferragamo Italia SpA (Italy) †	(3,084)	(63,916)
Sharp Corp. (Japan)	(60,000)	(441,934)
Shimano, Inc. (Japan)	(11,800)	(713,479)
Sirius XM Radio, Inc. (1)†	(1,331,356)	(3,075,432)
Sky Deutschland AG (Germany) †	(52,230)	(144,641)
Sodexo (France)	(3,855)	(316,511)
Sumitomo Rubber Industries Ltd. (Japan)	(22,400)	(300,521)
Swatch Group AG/The (Switzerland)	(851)	(391,214)
Toyota Industries Corp. (Japan)	(15,500)	(472,160)
Toyota Motor Corp. (Japan)	(24,400)	(1,061,695)
Wolters Kluwer NV (Netherlands)	(10,034)	(190,092)
Yamada Denki Co., Ltd. (Japan)	(3,990)	(250,594)

		(33,126,712)

Consumer Staples - (3.0)%
Anheuser-Busch InBev NV (Belgium)	(7,550)	(549,857)
Archer-Daniels-Midland Co. (1)	(3,460)	(109,544)
Beiersdorf AG (Germany)	(1,290)	(84,161)
Carlsberg A/S, Class B (Denmark)	(4,731)	(392,475)
Carrefour SA (France)	(8,317)	(199,340)
Casino Guichard Perrachon SA (France)	(1,292)	(127,371)
Colruyt SA (Belgium)	(18,260)	(733,517)
FamilyMart Co., Ltd. (Japan)	(3,100)	(131,381)
Heineken NV (Netherlands)	(5,078)	(282,298)
Kikkoman Corp. (Japan)	(34,000)	(394,983)
Kirin Holdings Co. Ltd. (Japan)	(52,000)	(677,100)
L’Oreal SA (France)	(314)	(38,754)
Nissin Foods Holdings Co., Ltd. (Japan)	(1,700)	(63,630)
Oriflame Cosmetics SA ADR (Luxembourg)	(37,511)	(1,447,059)
Pernod-Ricard SA (France)	(10,911)	(1,140,802)
Shiseido Co. Ltd. (Japan)	(13,000)	(225,135)
Smithfield Foods, Inc. (1)†	(90,616)	(1,996,270)
Tyson Foods, Inc., Class A (1)	(125,031)	(2,394,344)
Unicharm Corp. (Japan)	(5,400)	(285,067)
Yakult Honsha Co., Ltd. (Japan)	(24,200)	(834,210)

		(12,107,298)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Energy - (1.3)%
Frontline Ltd. (Bermuda)	(15,180)	$(116,175)
Fugro NV (Netherlands)	(25,771)	(1,837,947)
Inpex Corp. (Japan)	(36)	(244,782)
Japan Petroleum Exploration Co. (Japan)	(900)	(42,207)
Petroleum Geo-Services ASA (Norway) †	(79,352)	(1,162,022)
Subsea 7 SA (United Kingdom) †	(45,506)	(1,205,259)
Tenaris SA (Italy)	(37,630)	(718,494)

		(5,326,886)

Financials - (7.2)%
Aeon Credit Service Co., Ltd. (Japan)	(17,100)	(270,621)
Allianz SE (Germany)	(4,764)	(568,591)
Ares Capital Corp. (1)	(25,060)	(409,731)
Boston Properties, Inc. REIT (1)	(9,317)	(978,192)
Chiba Bank Ltd./The (Japan)	(1,000)	(6,407)
Citigroup, Inc. (1)	(20,958)	(766,015)
Commerzbank AG (Germany) †	(226,902)	(574,440)
Credit Suisse Group AG (Switzerland) †	(28,395)	(809,306)
Daiwa Securities Group, Inc. (Japan)	(166,000)	(661,457)
DDR Corp. REIT (1)	(119,362)	(1,742,685)
Digital Realty Trust, Inc. REIT (1)	(36,708)	(2,715,291)
Hannover Rueckversicherung AG (Germany)	(2,730)	(162,214)
Health Care REIT, Inc. REIT (1)	(35,804)	(1,967,788)
Host Hotels & Resorts, Inc. REIT (1)	(339,421)	(5,573,293)
Joyo Bank Ltd./The (Japan)	(33,000)	(151,652)
Julius Baer Group Ltd. (Switzerland) †	(36,662)	(1,480,343)
MetLife, Inc. (1)	(14,576)	(544,414)
MS&AD Insurance Group Holdings (Japan)	(2,300)	(47,583)
Muenchener Rueckversicherungs AG (Germany)	(2,747)	(414,251)
NKSJ Holdings, Inc. (Japan)	(6,050)	(136,302)
Nomura Holdings, Inc. (Japan)	(16,800)	(74,880)
Nordea Bank AB (Sweden)	(11,366)	(103,358)
PHH Corp. (1)†	(12,145)	(187,883)
ProLogis, Inc. REIT (1)	(40,996)	(1,476,676)
SBI Holdings, Inc. (Japan)	(6,704)	(639,932)
Seven Bank Ltd. (Japan)	(191)	(419)
Shizuoka Bank Ltd./The (Japan)	(15,000)	(154,876)
SL Green Realty Corp. REIT (1)	(34,807)	(2,699,283)
Sony Financial Holdings, Inc. (Japan)	(9,800)	(174,871)
Storebrand ASA (Norway)	(139,454)	(705,823)

	SHARES	VALUE (Note 3)
Financials - (7.2)% (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	(4,300)	$(142,320)
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	(98,000)	(315,614)
Suruga Bank Ltd. (Japan)	(39,000)	(400,187)
Svenska Handelsbanken AB, Class A (Sweden)	(10,701)	(341,160)
Tokio Marine Holdings, Inc. (Japan)	(10,400)	(287,884)
Tryg A/S (Denmark)	(16,336)	(922,732)
UBS AG (Switzerland) †	(1,575)	(22,073)
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	(5,354)	(236,149)
Zurich Financial Services AG (Switzerland) †	(192)	(51,605)

		(28,918,301)

Health Care - (3.5)%
Amgen, Inc. (1)	(5,354)	(364,018)
Chugai Pharmaceutical Co. Ltd. (Japan)	(8,200)	(151,918)
Cie Generale d’Optique Essilor International SA (France)	(15)	(1,337)
Coloplast A/S, Class B (Denmark)	(710)	(123,065)
Dainippon Sumitomo Pharma Co., Ltd. (Japan)	(16,900)	(179,889)
Eisai Co., Ltd. (Japan)	(6,000)	(238,576)
Fresenius Medical Care AG & Co. KGaA (Germany)	(14,077)	(996,510)
Galenica AG (Switzerland)	(187)	(122,219)
Gilead Sciences, Inc. (1)†	(46,906)	(2,291,358)
Hisamitsu Pharmaceutical Co., Inc. (Japan)	(13,100)	(621,989)
Kyowa Hakko Kirin Co., Ltd. (Japan)	(14,000)	(156,310)
Mitsubishi Tanabe Pharma Corp. (Japan)	(30,200)	(425,257)
Nobel Biocare Holding AG (Switzerland) †	(45,850)	(573,179)
Novartis AG (Switzerland)	(2,097)	(116,085)
Omnicare, Inc. (1)	(23,249)	(826,967)
Regeneron Pharmaceuticals, Inc. (1)†	(12,027)	(1,402,589)
Sawai Pharmaceutical Co., Ltd. (Japan)	(2,000)	(212,158)
Shionogi & Co. Ltd. (Japan)	(4,000)	(55,538)
Sonova Holding AG (Switzerland) †	(19,316)	(2,146,060)
Stada Arzneimittel AG (Germany)	(23,204)	(761,560)
Straumann Holding AG (Switzerland) †	(1,091)	(185,615)
Sysmex Corp. (Japan)	(7,300)	(296,576)
Takeda Pharmaceutical Co., Ltd. (Japan)	(8,500)	(374,540)
Terumo Corp. (Japan)	(9,200)	(442,094)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Health Care - (3.5)% (continued)
Tsumura & Co. (Japan)	(20,300)	$(586,795)
William Demant Holding A/S (Denmark) †	(2,565)	(239,678)

		(13,891,880)

Industrials - (12.7)%
Aalberts Industries NV (Netherlands)	(40,708)	(841,609)
Adecco SA (Switzerland) †	(5,227)	(273,770)
Alfa Laval AB (Sweden)	(19,030)	(391,533)
Asahi Glass Co., Ltd. (Japan)	(136,000)	(1,165,878)
Assa Abloy AB, Class B (Sweden)	(32,326)	(1,012,734)
Atlantia SpA (Italy)	(29,798)	(494,778)
Atlas Copco AB, A Shares (Sweden)	(7,540)	(182,423)
Avis Budget Group, Inc. (1)†	(142,000)	(2,009,300)
Bouygues SA (France)	(8,865)	(270,337)
Bureau Veritas SA (France)	(5,595)	(492,632)
Chart Industries, Inc. (1)†	(35,289)	(2,587,742)
D/S Norden (Denmark)	(1,041)	(31,088)
Dai Nippon Printing Co. Ltd. (Japan)	(38,000)	(391,057)
Daikin Industries Ltd. (Japan)	(21,000)	(576,152)
Eiffage SA (France)	(33,218)	(1,283,316)
Fiat Industrial SpA (Italy) †	(111,374)	(1,188,483)
Finmeccanica SpA (Italy)	(207,626)	(1,124,146)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	(9,725)	(609,031)
Furukawa Electric Co., Ltd. (Japan)	(245,000)	(656,619)
General Cable Corp. (1)†	(60,351)	(1,755,007)
GS Yuasa Corp. (Japan)	(44,000)	(243,287)
Hamburger Hafen und Logistik AG (Germany)	(26,735)	(900,448)
Hankyu Hanshin Holdings, Inc. (Japan)	(47,000)	(205,235)
Hertz Global Holdings, Inc. (1)†	(735,445)	(11,061,093)
Kawasaki Heavy Industries Ltd. (Japan)	(78,786)	(243,486)
Keikyu Corp. (Japan)	(26,000)	(227,680)
Keio Corp. (Japan)	(5,000)	(35,876)
Komatsu Ltd. (Japan)	(41,200)	(1,184,684)
Konecranes OYJ (Finland)	(50,512)	(1,326,908)
Koninklijke Philips Electronics NV (Netherlands)	(18,116)	(367,682)
Koninklijke Vopak NV (Netherlands)	(1,289)	(74,298)
Kubota Corp. (Japan)	(96,000)	(929,249)
Kuehne + Nagel International AG (Switzerland)	(57)	(7,711)
Kurita Water Industries Ltd. (Japan)	(15,900)	(391,447)

	SHARES	VALUE (Note 3)
Industrials - (12.7)% (continued)
L-3 Communications Holdings, Inc. (1)	(6,965)	$(492,913)
Legrand SA (France)	(22,161)	(816,036)
Mabuchi Motor Co. Ltd. (Japan)	(3,200)	(146,199)
Makita Corp. (Japan)	(8,500)	(345,033)
Minebea Co. Ltd. (Japan)	(179,000)	(788,132)
Mitsubishi Corp. (Japan)	(8,700)	(203,597)
Mitsubishi Heavy Industries, Ltd. (Japan)	(40,000)	(194,905)
Mitsui OSK Lines Ltd. (Japan)	(244,000)	(1,070,854)
Mori Seiki Co. Ltd. (Japan)	(81,100)	(838,392)
MTU Aero Engines Holding AG (Germany)	(813)	(65,492)
Nachi-Fujikoshi Corp. (Japan)	(25,000)	(145,030)
Navistar International Corp. (1)†	(8,578)	(346,980)
NGK Insulators Ltd. (Japan)	(17,000)	(244,903)
Nidec Corp. (Japan)	(16,200)	(1,481,084)
Nippon Express Co. Ltd. (Japan)	(10,000)	(39,253)
NSK Ltd. (Japan)	(6,000)	(46,713)
NTN Corp. (Japan)	(46,000)	(196,552)
PostNL NV (Netherlands)	(239,197)	(1,477,532)
Randstad Holding NV (Netherlands)	(19,290)	(728,789)
Sandvik AB (Sweden)	(31,190)	(450,060)
Scania AB, B Shares (Sweden)	(15,778)	(328,178)
Schneider Electric SA (France)	(2,400)	(157,010)
Securitas AB, Class B (Sweden)	(7,262)	(70,016)
Siemens AG (Germany)	(778)	(78,457)
SMC Corp. (Japan)	(1,900)	(304,058)
Sumitomo Corp. (Japan)	(16,500)	(239,855)
Sumitomo Electric Industries Ltd. (Japan)	(11,200)	(155,084)
Textron, Inc. (1)	(64,667)	(1,799,683)
Tobu Railway Co. Ltd. (Japan)	(16,000)	(85,028)
Toppan Printing Co., Ltd. (Japan)	(21,000)	(165,133)
TOTO Ltd. (Japan)	(12,000)	(90,655)
Trelleborg AB, Class B (Sweden)	(7,343)	(76,676)
Ushio, Inc. (Japan)	(26,800)	(379,644)
Vallourec SA (France)	(33,059)	(2,094,996)
Vossloh AG (Germany)	(2,510)	(247,778)
YIT OYJ (Finland)	(4,136)	(88,859)
Zodiac Aerospace (France)	(1,478)	(153,770)

		(51,170,048)

Information Technology - (16.3)%
Advantest Corp. (Japan)	(29,720)	(474,254)
Alcatel-Lucent (France) †	(214,298)	(488,518)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Information Technology - (16.3)% (continued)
Amkor Technology, Inc. (1)†	(769,218)	$(4,726,845)
Cadence Design Systems, Inc. (1)†	(342,035)	(4,049,694)
Canon, Inc. (Japan)	(6,700)	(320,502)
Ciena Corp. (1)†	(89,281)	(1,445,459)
Dialog Semiconductor plc (Germany) †	(24,878)	(606,959)
Disco Corp. (Japan)	(3,400)	(189,330)
Equinix, Inc. (1)†	(46,297)	(7,289,463)
FUJIFILM Holdings Corp. (Japan)	(7,700)	(182,267)
Gemalto NV (Netherlands)	(4,463)	(294,718)
Gree, Inc. (Japan)	(2,100)	(52,911)
Hexagon AB, Class B (Sweden)	(112,535)	(2,185,573)
Hirose Electric Co. Ltd. (Japan)	(2,600)	(274,639)
Hoya Corp. (Japan)	(5,600)	(126,460)
Ibiden Co. Ltd. (Japan)	(24,800)	(641,284)
Infineon Technologies AG (Germany)	(51,982)	(531,276)
Intel Corp. (1)	(11,716)	(329,337)
Itochu Techno-Solutions Corp. (Japan)	(1,300)	(58,197)
Kakaku.com, Inc. (Japan)	(15,200)	(398,145)
Logitech International SA (Switzerland) †	(2,099)	(16,345)
Microchip Technology, Inc. (1)	(109,309)	(4,066,295)
Murata Manufacturing Co. Ltd. (Japan)	(30,000)	(1,789,922)
Neopost SA (France)	(6,362)	(409,466)
NetApp, Inc. (1)†	(67,511)	(3,022,467)
Nintendo Co., Ltd. (Japan)	(4,600)	(698,671)
Nomura Research Institute Ltd. (Japan)	(9,900)	(247,360)
NTT Data Corp. (Japan)	(251)	(889,261)
Omron Corp. (Japan)	(10,700)	(231,728)
Ricoh Co. Ltd. (Japan)	(103,000)	(1,012,168)
Rohm Co. Ltd. (Japan)	(12,000)	(595,451)
Salesforce.com, Inc. (1)†	(58,714)	(9,071,900)
SanDisk Corp. (1)†	(23,989)	(1,189,614)
Shinko Electric Industries Co. Ltd. (Japan)	(47,800)	(471,420)
Software AG (Germany)	(1,475)	(55,239)
Sumco Corp. (Japan) †	(28,900)	(355,811)
Take-Two Interactive Software, Inc. (1)†	(7,032)	(108,187)
TDK Corp. (Japan)	(13,400)	(767,956)
Temenos Group AG (Switzerland) †	(49,127)	(909,910)
VeriFone Systems, Inc. (1)†	(3,240)	(168,059)
VeriSign, Inc. (1)	(167,245)	(6,412,173)
Xilinx, Inc. (1)	(192,123)	(6,999,041)

	SHARES	VALUE (Note 3)
Information Technology - (16.3)% (continued)
Yahoo Japan Corp. (Japan)	(3,731)	$(1,211,700)

		(65,365,975)

Materials - (7.8)%
Air Water, Inc. (Japan)	(11,000)	(142,787)
Akzo Nobel NV (Netherlands)	(2,643)	(156,123)
Alcoa, Inc. (1)	(487,030)	(4,880,041)
Allegheny Technologies, Inc. (1)	(49,988)	(2,058,006)
ArcelorMittal (Luxembourg)	(33,418)	(639,734)
BASF SE (Germany)	(5,376)	(470,075)
Buzzi Unicem SpA (Italy) †	(39,222)	(459,335)
Cemex SAB de CV ADR (Mexico) (1)†	(35,945)	(278,933)
Clariant AG (Switzerland) †	(75,107)	(1,036,044)
Daicel Corp. (Japan)	(14,000)	(90,687)
Daido Steel Co., Ltd. (Japan)	(2,000)	(13,959)
Dowa Holdings Co. Ltd. (Japan)	(74,000)	(496,452)
Givaudan SA (Switzerland) †	(531)	(511,729)
Hitachi Chemical Co., Ltd. (Japan)	(21,100)	(382,869)
Hitachi Metals Ltd. (Japan)	(91,000)	(1,139,894)
Holcim Ltd. (Switzerland) †	(14,042)	(913,998)
Holmen AB, Class B (Sweden)	(14,276)	(392,245)
JFE Holdings, Inc. (Japan)	(18,200)	(395,704)
K+S AG (Germany)	(19,032)	(995,315)
Kansai Paint Co., Ltd. (Japan)	(23,000)	(233,174)
Lafarge SA (France)	(44,269)	(2,109,707)
Lanxess AG (Germany)	(4,370)	(360,932)
Mitsubishi Gas Chemical Co., Inc. (Japan)	(13,000)	(87,472)
Nippon Steel Corp. (Japan)	(308,000)	(854,289)
Nissan Chemical Industries Ltd. (Japan)	(36,200)	(342,149)
Norsk Hydro ASA (Norway)	(104,219)	(568,517)
Novozymes A/S, B Shares (Denmark)	(26,697)	(779,443)
OSAKA Titanium Technologies Co. (Japan)	(7,800)	(300,501)
Rautaruukki OYJ (Finland)	(82,546)	(866,686)
Shin-Etsu Chemical Co. Ltd. (Japan)	(7,400)	(430,605)
SSAB AB, Class A (Sweden)	(190,214)	(1,800,033)
Sterlite Industries India Ltd. ADR (India) (1)	(1,688)	(14,415)
Sumitomo Chemical Co. Ltd. (Japan)	(280,000)	(1,201,818)
Svenska Cellulosa AB, B Shares (Sweden)	(13,688)	(237,202)
Symrise AG (Germany)	(29,711)	(859,633)
Taiheiyo Cement Corp. (Japan)	(191,000)	(425,717)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Materials - (7.8)% (continued)
Taiyo Nippon Sanso Corp. (Japan)	(144,615)	$(1,025,937)
ThyssenKrupp AG (Germany)	(4,762)	(118,547)
Tokai Carbon Co. Ltd. (Japan)	(133,000)	(713,429)
Tokyo Steel Manufacturing Co., Ltd. (Japan)	(5,600)	(49,939)
Toyo Seikan Kaisha Ltd. (Japan)	(3,300)	(47,788)
Ube Industries Ltd. (Japan)	(16,000)	(43,741)
United States Steel Corp. (1)	(82,674)	(2,428,135)
UPM-Kymmene OYJ (Finland)	(11,990)	(163,304)

		(31,517,043)

Telecommunication Services - (0.8)%
Deutsche Telekom AG (Germany)	(25,813)	(310,999)
Elisa OYJ (Finland)	(26,814)	(643,021)
Koninklijke KPN NV (Netherlands)	(7,223)	(79,478)
Level 3 Communications, Inc. (1)†	(33,296)	(856,706)
NTT DoCoMo, Inc. (Japan)	(138)	(229,508)
Softbank Corp. (Japan)	(10,400)	(309,620)
Telekom Austria AG (Austria)	(37,082)	(431,995)
Telenet Group Holding NV (Belgium) †	(11,128)	(460,277)

		(3,321,604)

Utilities - (2.0)%
Chugoku Electric Power Co., Inc./The (Japan)	(25,400)	(473,110)
E.ON AG (Germany)	(41,502)	(994,265)
EDF SA (France)	(33,536)	(765,609)
Electric Power Development Co. Ltd. (Japan)	(2,400)	(65,266)
Fortum OYJ (Finland)	(975)	(23,673)
GDF Suez (France)	(17,646)	(456,122)
Hokkaido Electric Power Co., Inc. (Japan)	(8,700)	(127,954)
Hokuriku Electric Power Co. (Japan)	(11,800)	(213,695)
Kansai Electric Power Co., Inc./The (Japan)	(11,000)	(170,546)
Kyushu Electric Power Co., Inc. (Japan)	(35,400)	(505,390)
PPL Corp. (1)	(17,339)	(490,000)
RWE AG (Germany)	(31,877)	(1,522,259)
Shikoku Electric Power Co., Inc. (Japan)	(24,000)	(677,119)
Snam SpA (Italy)	(4,496)	(21,621)
Suez Environnement Co. (France)	(16,884)	(259,017)
Terna Rete Elettrica Nazionale SpA (Italy)	(243,695)	(978,740)
Toho Gas Co., Ltd. (Japan)	(20,000)	(118,063)

	SHARES	VALUE (Note 3)
Utilities - (2.0)% (continued)
Veolia Environnement SA (France)	(4,777)	$(79,151)

		(7,941,600)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $227,070,859)		(252,687,347)

PREFERRED STOCKS - 0.0% (b)

Consumer Discretionary - 0.0% (b)
Hugo Boss AG (Germany)
(cost $11,689)	(132)	(15,199)

EXCHANGE TRADED FUNDS - (0.1)%
SPDR S&P 500 ETF Trust (1)
(cost $451,216)	(3,211)	(451,852)

TOTAL SECURITIES SOLD SHORT (proceeds $227,533,764)		(253,154,398)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 54.0% (cost $216,748,455)		217,152,984

OTHER ASSETS IN EXCESS OF LIABILITIES - 46.0% (i)		184,809,607

NET ASSETS - 100.0%		$401,962,591

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At March 31, 2012, the value of these securities was $153,351,687. In addition, $165,297,654 of cash collateral was pledged.
(b)	Represents less than 0.05 percent of net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	All or a portion of the security on loan. The aggregate market value of such securities is $1,107,680; cash collateral of $1,129,960 was received with which the Fund purchased a money market fund.
(e)	Represents a step bond. The rate shown reflects the yield at March 31, 2012.
(f)	Represents annualized seven-day yield as of March 31, 2012.
(g)	A portion of the security is pledged as collateral to the brokers for forward foreign exchange and swap contracts.
(h)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(i)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(j)	Security fair valued at March 31, 2012 using procedures approved by the Board of Trustees. The total value of positions fair valued was $652,297 or 0.2% of total net assets.
*	The rating reflected is as March 31, 2012. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

NR - Not Rated by Moody’s

REIT - Real Estate Investment Trust

EUR - Euro

Credit default swap contracts sell protections as of March 31, 2012

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 18	5.000%	USD	5,950,000	$(159,095)	6/20/2017	$(4,767)

					$(159,095)		$(4,767)

Collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Open Written Options contracts outstanding at March 31, 2012:

Call Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
114	Pep Boys - Manny, Moe & Jack./The (Exercise price $15)	J.P. Morgan	April 21, 2012	$(2,166)	$(570)	$1,596
58	Zoll Medical Corp. (Exercise price $95)	J.P. Morgan	April 21, 2012	(812)	(290)	522

				$(2,978)	$(860)	$2,118

Total return swap contracts outstanding as of March 31, 2012:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley and Co., International PLC	Bovespa Index	4/18/2012	BRL	(3,028,341)	$63,879
Bank of America	Canadian 10-Year Bond Futures	6/20/2012	CAD	5,932,763	(28,377)
Bank of America	Euro - Bobl Futures	6/7/2012	EUR	1,982,577	4,238
Bank of America	Euro - Bund Futures	6/7/2012	EUR	(1,634,491)	(36,291)
Bank of America	Euro-Buxl 30-Year Bond Futures	6/7/2012	EUR	126,735	34
Bank of America	Euro-SCHATZ Futures	6/7/2012	EUR	9,046,049	2,084
Bank of America	Long Gilt Futures	6/27/2012	GBP	1,032,308	(2,404)
Morgan Stanley and Co., International PLC	Russian Trading System Index Futures	6/15/2012	USD	2,193,753	(127,304)
Barclays Capital	Soybean Meal Futures	5/14/2012	USD	1,699,344	88,676
Barclays Capital	Soybean Oil Futures	5/14/2012	USD	(572,670)	(22,410)
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	6/15/2012	CHF	(7,762,225)	115,948
Bank of America	U.S. Long Bond Futures	6/20/2012	USD	(1,224,005)	(15,745)
Bank of America	U.S. Treasury 10-Year Note Futures	6/20/2012	USD	40,240,699	(359,511)
Bank of America	U.S. Treasury 2-Year Note Futures	6/29/2012	USD	3,742,850	(459)
Bank of America	U.S. Treasury 5-Year Note Futures	6/29/2012	USD	(365,672)	(1,945)
Barclays Capital	Wheat Futures	5/14/2012	USD	(576,396)	(18,279)

					$(337,866)

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $488,020.

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
27	Globex Brent FCL Futures	April 12, 2012	$3,283,200	$3,317,760	$34,560
18	Globex Heat Oil Futures	April 27, 2012	2,478,622	2,396,596	(82,026)
30	Globex RBOB Gas Futures	April 27, 2012	4,219,278	4,168,206	(51,072)
21	Gold 100 OZ Futures	June 27, 2012	3,490,558	3,510,990	20,432
34	ICE Euro Gasoil Futures	April 11, 2012	3,436,550	3,448,450	11,900
6	LME Aluminum Futures	April 4, 2012	309,832	313,121	3,289
2	LME Aluminum Futures	April 5, 2012	101,977	104,398	2,421
18	LME Aluminum Futures	April 11, 2012	972,777	940,891	(31,886)
3	LME Aluminum Futures	April 12, 2012	164,124	156,851	(7,273)
7	LME Aluminum Futures	April 18, 2012	386,268	366,494	(19,774)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5	LME Aluminum Futures	April 24, 2012	$280,853	$262,136	$(18,717)
3	LME Aluminum Futures	April 26, 2012	170,680	157,352	(13,328)
5	LME Aluminum Futures	April 30, 2012	287,406	262,491	(24,915)
4	LME Aluminum Futures	May 9, 2012	227,152	210,419	(16,733)
8	LME Aluminum Futures	May 17, 2012	432,860	421,584	(11,276)
6	LME Aluminum Futures	May 21, 2012	333,007	316,440	(16,567)
9	LME Aluminum Futures	May 23, 2012	513,619	474,848	(38,771)
6	LME Aluminum Futures	May 24, 2012	341,669	316,629	(25,040)
7	LME Aluminum Futures	May 29, 2012	406,960	369,768	(37,192)
3	LME Aluminum Futures	June 1, 2012	176,253	158,566	(17,687)
8	LME Aluminum Futures	June 8, 2012	442,960	423,430	(19,530)
8	LME Aluminum Futures	June 18, 2012	453,563	424,400	(29,163)
6	LME Aluminum Futures	June 19, 2012	338,804	318,242	(20,562)
4	LME Aluminum Futures	June 22, 2012	218,505	212,289	(6,216)
3	LME Aluminum Futures	June 26, 2012	162,791	159,350	(3,441)
1	LME Aluminum Futures	June 28, 2012	54,651	53,139	(1,512)
8	LME Aluminum Futures	June 29, 2012	428,910	425,200	(3,710)
2	LME Copper Futures	April 4, 2012	385,428	423,700	38,272
2	LME Copper Futures	April 5, 2012	376,321	423,675	47,354
2	LME Copper Futures	April 11, 2012	388,333	423,625	35,292
1	LME Copper Futures	April 12, 2012	196,202	211,800	15,598
3	LME Copper Futures	April 18, 2012	612,770	635,175	22,405
1	LME Copper Futures	May 9, 2012	213,935	211,365	(2,570)
1	LME Copper Futures	June 7, 2012	207,626	211,233	3,607
1	LME Copper Futures	June 8, 2012	210,394	211,231	837
2	LME Copper Futures	June 18, 2012	425,521	422,425	(3,096)
1	LME Copper Futures	June 19, 2012	212,689	211,215	(1,474)
2	LME Nickel Futures	April 26, 2012	254,165	213,269	(40,896)
2	LME Nickel Futures	April 30, 2012	256,839	213,313	(43,526)
3	LME Nickel Futures	June 22, 2012	333,322	320,738	(12,584)
3	LME Nickel Futures	June 26, 2012	327,604	320,802	(6,802)
2	LME Nickel Futures	June 27, 2012	218,223	213,879	(4,344)
3	LME Nickel Futures	June 28, 2012	321,502	320,834	(668)
5	LME Nickel Futures	June 29, 2012	526,796	534,750	7,954
7	LME Zinc Futures	April 18, 2012	348,726	348,994	268
4	LME Zinc Futures	April 19, 2012	202,745	199,408	(3,337)
8	LME Zinc Futures	April 24, 2012	416,416	398,716	(17,700)
4	LME Zinc Futures	April 26, 2012	219,234	199,325	(19,909)
2	LME Zinc Futures	April 30, 2012	107,010	99,683	(7,327)
27	Soybean Futures	May 14, 2012	1,830,456	1,894,050	63,594
28	Soybean Meal Futures	May 14, 2012	1,074,051	1,088,360	14,309
78	Sugar #11 (World Markets) Futures	April 30, 2012	2,214,355	2,158,666	(55,689)
71	CAC40 10 Euro Futures	April 20, 2012	3,374,430	3,242,752	(131,678)
4	DAX Index Futures	June 15, 2012	946,313	928,389	(17,924)
67	DJIA Mini E-CBOT Futures	June 15, 2012	4,327,899	4,402,570	74,671
261	E-Mini Russell 2000 Futures	June 15, 2012	21,171,694	21,602,970	431,276
127	Euro Stoxx 50 Index	June 15, 2012	4,240,262	4,080,362	(159,900)
233	FTSE 100 Index Futures	June 15, 2012	21,982,696	21,352,901	(629,795)
138	FTSE/JSE Top 40 Index Futures	June 21, 2012	5,442,923	5,369,425	(73,498)
8	FTSE/MIB Index Futures	June 15, 2012	893,041	839,964	(53,077)
1	Hang Seng Index Futures	April 27, 2012	135,127	131,993	(3,134)
59	KOSPI Index 200 Futures	June 14, 2012	6,853,981	6,971,118	117,137
26	MSCI Singapore Index Futures	April 27, 2012	1,432,573	1,427,151	(5,422)
62	NASDAQ 100 E-Mini Futures	June 15, 2012	3,276,230	3,410,930	134,700
23	S&P MID 400 E-Mini Futures	June 15, 2012	2,265,064	2,282,290	17,226
7	TOPIX Index Futures	June 7, 2012	728,662	724,779	(3,883)
367	3-Month Euro Euribor Futures	September 17, 2012	121,391,890	121,553,233	161,343
240	3-Month Euro Euribor Futures	December 17, 2012	79,464,337	79,457,844	(6,493)
54	3-Month Euro Euribor Futures	March 18, 2013	17,853,868	17,869,913	16,045
46	3-Month Euro Euribor Futures	June 17, 2013	15,202,826	15,212,549	9,723

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
39	3-Month Euro Euribor Futures	September 16, 2013	$12,883,749	$12,887,843	$4,094
33	3-Month Euro Euribor Futures	December 16, 2013	10,893,456	10,894,645	1,189
31	3-Month Euro Euribor Futures	March 17, 2014	10,229,555	10,225,061	(4,494)
49	90-Day EURODollar Futures	March 18, 2013	12,178,693	12,182,625	3,932
54	90-Day EURODollar Futures	June 17, 2013	13,415,386	13,418,325	2,939
46	90-Day EURODollar Futures	September 16, 2013	11,422,648	11,421,800	(848)
36	90-Day EURODollar Futures	December 16, 2013	8,933,933	8,929,800	(4,133)
30	90-Day EURODollar Futures	March 17, 2014	7,436,574	7,434,000	(2,574)
34	90-Day GBP LIBOR Futures	December 18, 2013	6,723,809	6,723,098	(711)
28	90-Day Sterling Futures	September 19, 2012	5,549,044	5,547,306	(1,738)
93	90-Day Sterling Futures	December 19, 2012	18,427,327	18,423,121	(4,206)
59	90-Day Sterling Futures	March 20, 2013	11,687,585	11,686,606	(979)
50	90-Day Sterling Futures	June 19, 2013	9,901,161	9,899,906	(1,255)
43	90-Day Sterling Futures	September 18, 2013	8,510,126	8,509,620	(506)
26	90-Day Sterling Futures	March 19, 2014	5,135,238	5,137,554	2,316
4	Australia 10-Year Bond Futures	June 15, 2012	481,392	480,978	(414)
20	Australia 3-Year Bond Futures	June 15, 2012	2,218,463	2,221,040	2,577
3	Euro CHF 3-Month LIFFE Futures	December 17, 2012	831,094	829,843	(1,251)

			503,837,541	503,314,575	(522,966)

Short Contracts:
24	Cocoa Futures	May 15, 2012	$(536,078)	$(532,560)	$3,518
49	Coffee ‘C’ Futures	May 18, 2012	(3,987,419)	(3,352,519)	634,900
99	Corn Futures	May 14, 2012	(3,136,979)	(3,187,800)	(50,821)
52	Cotton No. 2 Futures	May 8, 2012	(2,414,722)	(2,431,520)	(16,798)
1	Crude Oil Financial Futures	April 19, 2012	(103,400)	(103,020)	380
129	Lean Hogs Futures	June 14, 2012	(4,877,745)	(4,664,640)	213,105
6	LME Aluminum Futures	April 4, 2012	(310,327)	(313,122)	(2,795)
2	LME Aluminum Futures	April 5, 2012	(102,450)	(104,398)	(1,948)
18	LME Aluminum Futures	April 11, 2012	(975,128)	(940,892)	34,236
3	LME Aluminum Futures	April 12, 2012	(164,584)	(156,851)	7,733
7	LME Aluminum Futures	April 18, 2012	(387,485)	(366,494)	20,991
5	LME Aluminum Futures	April 24, 2012	(279,244)	(262,136)	17,108
3	LME Aluminum Futures	April 26, 2012	(170,228)	(157,353)	12,875
5	LME Aluminum Futures	April 30, 2012	(286,494)	(262,491)	24,003
4	LME Aluminum Futures	May 9, 2012	(227,995)	(210,419)	17,576
8	LME Aluminum Futures	May 17, 2012	(434,465)	(421,584)	12,881
6	LME Aluminum Futures	May 21, 2012	(331,129)	(316,440)	14,689
9	LME Aluminum Futures	May 23, 2012	(512,764)	(474,849)	37,915
6	LME Aluminum Futures	May 24, 2012	(343,950)	(316,629)	27,321
7	LME Aluminum Futures	May 29, 2012	(405,891)	(369,768)	36,123
3	LME Aluminum Futures	June 1, 2012	(175,871)	(158,565)	17,306
8	LME Aluminum Futures	June 8, 2012	(443,668)	(423,430)	20,238
27	LME Aluminum Futures	June 18, 2012	(1,474,012)	(1,432,350)	41,662
6	LME Aluminum Futures	June 19, 2012	(340,492)	(318,241)	22,251
4	LME Aluminum Futures	June 22, 2012	(217,385)	(212,289)	5,096
3	LME Aluminum Futures	June 26, 2012	(163,382)	(159,350)	4,032
1	LME Aluminum Futures	June 28, 2012	(54,493)	(53,139)	1,354
8	LME Aluminum Futures	June 29, 2012	(430,529)	(425,200)	5,329
2	LME Copper Futures	April 4, 2012	(384,198)	(423,701)	(39,503)
2	LME Copper Futures	April 5, 2012	(378,978)	(423,675)	(44,697)
2	LME Copper Futures	April 11, 2012	(386,710)	(423,625)	(36,915)
1	LME Copper Futures	April 12, 2012	(198,255)	(211,800)	(13,545)
3	LME Copper Futures	April 18, 2012	(615,746)	(635,175)	(19,429)
1	LME Copper Futures	May 9, 2012	(213,836)	(211,365)	2,471
1	LME Copper Futures	June 7, 2012	(206,916)	(211,233)	(4,317)
1	LME Copper Futures	June 8, 2012	(209,081)	(211,230)	(2,149)
2	LME Copper Futures	June 18, 2012	(418,077)	(422,425)	(4,348)
1	LME Copper Futures	June 19, 2012	(213,024)	(211,215)	1,809
2	LME Nickel Futures	April 26, 2012	(256,810)	(213,270)	43,540
2	LME Nickel Futures	April 30, 2012	(256,450)	(213,314)	43,136
21	LME Nickel Futures	June 18, 2012	(2,301,006)	(2,244,942)	56,064

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	LME Nickel Futures	June 22, 2012	$(334,245)	$(320,738)	$13,507
3	LME Nickel Futures	June 26, 2012	(328,396)	(320,802)	7,594
2	LME Nickel Futures	June 27, 2012	(218,990)	(213,879)	5,111
3	LME Nickel Futures	June 28, 2012	(321,416)	(320,834)	582
5	LME Nickel Futures	June 29, 2012	(524,737)	(534,750)	(10,013)
7	LME Zinc Futures	April 18, 2012	(352,616)	(348,993)	3,623
4	LME Zinc Futures	April 19, 2012	(202,645)	(199,408)	3,237
8	LME Zinc Futures	April 24, 2012	(415,990)	(398,716)	17,274
4	LME Zinc Futures	April 26, 2012	(219,995)	(199,325)	20,670
2	LME Zinc Futures	April 30, 2012	(107,098)	(99,683)	7,415
7	LME Zinc Futures	June 18, 2012	(358,308)	(349,781)	8,527
258	Natural Gas Swap Futures	April 26, 2012	(1,566,705)	(1,371,270)	195,435
7	Silver Futures	May 29, 2012	(1,123,815)	(1,136,940)	(13,125)
8	Soybean Oil Futures	May 14, 2012	(264,677)	(264,480)	197
61	Wheat Futures	May 14, 2012	(1,937,580)	(2,015,287)	(77,707)
26	Amsterdam Index Futures	April 20, 2012	(2,293,940)	(2,232,801)	61,139
51	H-SHARES Index Futures	April 27, 2012	(3,534,687)	(3,484,041)	50,646
8	IBEX 35 Index Futures	April 20, 2012	(843,119)	(845,299)	(2,180)
157	MSCI Taiwan Stock Index Futures	April 27, 2012	(4,498,531)	(4,432,110)	66,421
1,935	S&P 500 E-Mini Futures	June 15, 2012	(132,690,148)	(135,759,600)	(3,069,452)
3	S&P/Toronto Stock Exchange 60 Index Futures	June 14, 2012	(423,621)	(423,901)	(280)
822	SGX S&P CNX Nifty Index Futures	April 26, 2012	(8,676,882)	(8,759,232)	(82,350)
128	SPI 200 Index Futures	June 21, 2012	(14,203,394)	(14,402,458)	(199,064)
141	90-Day EURODollar Futures	September 17, 2012	(35,080,496)	(35,077,275)	3,221
158	90-Day EURODollar Futures	December 17, 2012	(39,290,576)	(39,294,600)	(4,024)
261	Canadian 3-Month Bank Acceptance Futures	September 17, 2012	(64,628,884)	(64,566,395)	62,489
161	Canadian 3-Month Bank Acceptance Futures	December 17, 2012	(39,829,989)	(39,808,136)	21,853
9	Euro CHF 3-Month LIFFE Futures	September 17, 2012	(2,489,738)	(2,489,780)	(42)
226	Mini Japanese 10-Year Treasury Bond Futures	June 8, 2012	(38,719,117)	(38,761,581)	(42,464)
18	U.S. Treasury 2-Year Note Futures	June 29, 2012	(3,963,631)	(3,962,531)	1,100
7	U.S. Treasury 5-Year Note Futures	June 29, 2012	(863,503)	(857,774)	5,729

			(429,634,865)	(431,437,419)	(1,802,554)

			$74,202,676	$71,877,156	$(2,325,520)

Cash held as collateral with broker for futures contracts was $21,338,863 at March 31, 2012.

Forward foreign currency exchange contracts outstanding as of March 31, 2012:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	27,301,000	$28,714,217	$28,033,129	$(681,088)
Brazilian Real, Expiring 06/20/12	The Royal Bank of Scotland	BRL	399,000	220,620	215,060	(5,560)
Canadian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	CAD	8,701,000	8,765,776	8,708,656	(57,120)
Swiss Franc, Expiring 06/20/12	The Royal Bank of Scotland	CHF	174,000	191,998	192,941	943
Chilean Peso, Expiring 06/20/12	The Royal Bank of Scotland	CLP	64,183,000	129,049	130,113	1,064
Columbian Peso, Expiring 06/20/12	The Royal Bank of Scotland	COP	486,000,000	270,755	269,462	(1,293)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Czech Republic Koruna, Expiring 06/20/12	The Royal Bank of Scotland	CZK	9,054,000	$485,628	$487,006	$1,378
Danish Krone, Expiring 06/20/12	The Royal Bank of Scotland	DKK	3,649,000	643,180	654,418	11,238
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	17,006,000	22,498,872	22,690,425	191,553
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	5,012,000	7,938,464	8,012,374	73,910
Hungarian Forint, Expiring 06/20/12	The Royal Bank of Scotland	HUF	2,062,400,000	9,205,088	9,244,083	38,995
Indonesian Rupiah, Expiring 06/20/12	The Royal Bank of Scotland	IDR	249,201,000	26,854	27,031	177
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	2,200,000	585,058	590,958	5,900
Indian Rupee, Expiring 06/20/12	The Royal Bank of Scotland	INR	7,000,000	137,283	135,119	(2,164)
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	717,216,000	8,699,236	8,671,392	(27,844)
Korean Won, Expiring 06/20/12	The Royal Bank of Scotland	KRW	26,209,178,000	23,247,280	22,999,812	(247,468)
Mexican Peso, Expiring 06/20/12	The Royal Bank of Scotland	MXN	145,175,000	11,275,382	11,263,272	(12,110)
Malaysian Ringgit, Expiring 06/20/12	The Royal Bank of Scotland	MYR	3,000	970	974	4
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	318,982,000	55,850,180	55,842,601	(7,579)
New Zealand Dollar, Expiring 06/20/12	The Royal Bank of Scotland	NZD	72,031,000	58,635,790	58,656,135	20,345
Poland Zloty, Expiring 06/20/12	The Royal Bank of Scotland	PLN	43,147,000	13,705,652	13,762,374	56,722
Russian Ruble, Expiring 06/20/12	The Royal Bank of Scotland	RUB	221,639,000	7,411,672	7,474,044	62,372
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	33,913,000	5,011,576	5,110,205	98,629
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	3,150,000	2,503,511	2,506,361	2,850
Turkish Lira, Expiring 06/20/12	The Royal Bank of Scotland	TRY	22,293,000	12,231,232	12,292,638	61,406
Taiwanese Dollar, Expiring 06/20/12	The Royal Bank of Scotland	TWD	16,000,000	541,975	542,465	490
South African Rand, Expiring 06/20/12	The Royal Bank of Scotland	ZAR	14,200,000	1,838,033	1,830,074	(7,959)

				280,765,331	280,343,122	(422,209)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	AUD	(8,010,000)	$(8,287,567)	$(8,224,804)	$62,763
Brazilian Real, Expiring 06/20/12	The Royal Bank of Scotland	BRL	(10,283,000)	(5,575,341)	(5,542,510)	32,831
Canadian Dollar, Expiring 06/20/12	The Royal Bank of Scotland	CAD	(3,900,000)	(3,911,044)	(3,903,432)	7,612
Swiss Franc, Expiring 06/20/12	The Royal Bank of Scotland	CHF	(3,996,000)	(4,377,769)	(4,430,981)	(53,212)
Chilean Peso, Expiring 06/20/12	The Royal Bank of Scotland	CLP	(29,502,000)	(60,024)	(59,807)	217
Czech Republic Koruna, Expiring 06/20/12	The Royal Bank of Scotland	CZK	(14,000,000)	(742,611)	(753,047)	(10,436)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Danish Krone, Expiring 06/20/12	The Royal Bank of Scotland	DKK	(1,376,000)	$(243,506)	$(246,774)	$(3,268)
Euro, Expiring 06/20/12	The Royal Bank of Scotland	EUR	(68,206,000)	(89,720,885)	(91,004,535)	(1,283,650)
British Pound, Expiring 06/20/12	The Royal Bank of Scotland	GBP	(10,510,000)	(16,539,242)	(16,801,685)	(262,443)
Hong Kong Dollar, Expiring 06/20/12	The Royal Bank of Scotland	HKD	(19,957,000)	(2,573,321)	(2,570,804)	2,517
Indonesian Rupiah, Expiring 06/20/12	The Royal Bank of Scotland	IDR	(1,933,024,000)	(208,580)	(209,673)	(1,093)
Israeli Shekel, Expiring 06/20/12	The Royal Bank of Scotland	ILS	(42,725,000)	(11,210,047)	(11,476,665)	(266,618)
Indian Rupee, Expiring 06/20/12	The Royal Bank of Scotland	INR	(846,833,000)	(16,389,213)	(16,346,210)	43,003
Japanese Yen, Expiring 06/20/12	The Royal Bank of Scotland	JPY	(6,668,877,000)	(81,157,791)	(80,629,057)	528,734
Korean Won, Expiring 06/20/12	The Royal Bank of Scotland	KRW	(519,801,000)	(456,810)	(456,150)	660
Mexican Peso, Expiring 06/20/12	The Royal Bank of Scotland	MXN	(20,686,000)	(1,590,614)	(1,604,905)	(14,291)
Malaysian Ringgit, Expiring 06/20/12	The Royal Bank of Scotland	MYR	(9,218,000)	(3,029,492)	(2,993,432)	36,060
Norwegian Krone, Expiring 06/20/12	The Royal Bank of Scotland	NOK	(81,344,000)	(14,213,328)	(14,240,492)	(27,164)
New Zealand Dollar, Expiring 06/20/12	The Royal Bank of Scotland	NZD	(179,000)	(145,289)	(145,763)	(474)
Peru Nuevo Sol, Expiring 06/20/12	The Royal Bank of Scotland	PEN	(228,000)	(85,097)	(85,355)	(258)
Philippine Peso, Expiring 06/20/12	The Royal Bank of Scotland	PHP	(512,500,000)	(12,001,954)	(11,867,422)	134,532
Poland Zloty, Expiring 06/20/12	The Royal Bank of Scotland	PLN	(244,000)	(77,473)	(77,827)	(354)
Russian Ruble, Expiring 06/20/12	The Royal Bank of Scotland	RUB	(78,591,000)	(2,628,209)	(2,650,223)	(22,014)
Swedish Krona, Expiring 06/20/12	The Royal Bank of Scotland	SEK	(31,654,000)	(4,665,798)	(4,769,806)	(104,008)
Singapore Dollar, Expiring 06/20/12	The Royal Bank of Scotland	SGD	(21,718,000)	(17,317,261)	(17,280,367)	36,894
Thailand Baht, Expiring 06/20/12	The Royal Bank of Scotland	THB	(8,443,000)	(273,569)	(272,291)	1,278
Turkish Lira, Expiring 06/20/12	The Royal Bank of Scotland	TRY	(869,000)	(475,146)	(479,177)	(4,031)
Taiwanese Dollar, Expiring 06/20/12	The Royal Bank of Scotland	TWD	(136,932,000)	(4,656,009)	(4,642,550)	13,459
South African Rand, Expiring 06/20/12	The Royal Bank of Scotland	ZAR	(87,099,000)	(11,343,963)	(11,225,187)	118,776

				(313,956,953)	(314,990,931)	(1,033,978)

				$(33,191,622)	$(34,647,809)	$(1,456,187)

Money Market Fund is pledged as collateral to the broker for forward foreign currency exchange contracts in the amount of $6,700,360.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peru Nvevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swap* Outstanding at March 31, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	7/23/2012	$1,451,626

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values with in the total return basket swap as of March 31, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Bermuda
Catlin Group Ltd.	14,463	GBP	57,303	$2,361

India
Reliance
Industries Ltd.	1,464		$48,221	(5,453)
State Bank of India	2,937		207,859	33,790

				28,337

Russia
Gazprom OAO	57,849		689,022	18,466
Lukoil OAO	8,008		449,099	34,176
Rosneft Oil Co.	30,479		217,016	(387)
Surgutneftegas OJSC	11,249		86,456	23,879
Tatneft	3,160		105,267	23,918

				100,052

Spain
Distribuidor International de Alimentacion	31,159	EUR	114,332	1,955
Endesa SA	9,897		173,686	(34,385)
Ferrovial SA	74,636		661,664	(25,286)
Fomento de Construcciones y Contratas SA	6,496		124,474	(20,984)
Gas Natural SDG SA	19,462		236,589	(4,444)
Inditex SA	7,872		508,797	74,759
Indra Sistemas SA	25,431		251,467	(23,529)
International Consolidated Airline Group	178,006		352,805	41,944
Obrascon Huarte Lain SA	6,185		116,524	28,702
Red Electrica Corp. SA	287		9,543	1,319
Repsol YPF SA	9,502		204,233	(33,521)
Sacyr Vallehermoso SA	12,940		55,619	(34,877)
Tecnicas Reunidas SA	22,452		575,469	166,720

				138,373

United Kingdom
Aegis Group PLC	12,709	GBP	17,027	10,312

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
AMEC PLC	35,047	GBP 326,979	$98,759
Anglo American PLC	14,232	377,360	(70,123)
Astrazeneca PLC	2,831	83,743	(8,114)
Aveva Group PLC	25,425	386,062	57,302
Babcock International Group PLC	138,591	949,265	249,437
BAE Systems PLC	40,138	125,676	(8,380)
Barclays PLC	488,793	881,279	432,390
Berkeley Group Holdings PLC	21,446	265,952	27,613
British American Tobacco PLC	7,980	248,286	4,855
BT Group PLC	45,971	83,503	32,963
Burberry Group PLC	37,702	481,357	133,946
Compass Group PLC	10,961	60,559	18,046
Croda International PLC	25,533	474,199	101,466
De La Rue PLC	19,498	173,352	3,603
Dixons Retail PLC	306,916	35,608	34,651
Drax Group PLC	19,959	105,452	5,139
Eurasian Natural Resources Corp. PLC	16,349	120,085	(36,781)
Ferrexpo PLC	172,886	486,691	67,299
G4S PLC	31,730	85,691	1,185
GKN PLC	482,775	926,895	110,076
Hays PLC	558,885	378,957	150,064
HSBC Holdings PLC	109,337	559,138	76,814
IMI PLC	45,910	371,978	118,916
Inchcape PLC	205,981	660,588	182,613
Inmarsat PLC	3,366	13,765	2,796
Intermediate Capital Group PLC	192,719	452,556	168,807

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Imperial Tobacco Group PLC	21,135	GBP 512,914	$36,952
Investec PLC	44,956	159,900	19,301
ITV PLC	533,487	349,324	195,855
John Wood Group PLC	76,198	457,152	142,526
Johnson Matthey PLC	3,520	73,015	15,982
Kesa Electricals PLC	280,878	183,457	21,174
Kingfisher PLC	155,981	389,342	142,544
Legal & General Group PLC	838,868	874,143	356,324
Meggitt PLC	2,058	7,865	727
Michael Page International PLC	48,750	201,995	52,262
Misys PLC	55,137	135,154	99,839
National Grid PLC	3,395	20,386	1,610
Old Mutual PLC	121,969	174,947	29,823
Petrofac Ltd.	11,652	185,672	27,739
Pearson PLC	8,075	95,391	(2,066)
Rolls-Royce Holdings	3,831	4	—
Rolls-Royce Holdings PLC	18,706	145,231	10,712
Royal Bank of Scotland Group PLC	406,322	106,347	9,478
Royal Dutch Shell PLC	4,274	99,554	(8,718)
Serco Group PLC	72,963	366,393	47,689
Shire PLC	5,330	109,983	(5,377)
Smith & Nephew PLC	12,276	71,462	10,097
SSE PLC	43,668	566,791	22,028
Tate & Lyle PLC	163,212	1,032,282	189,555
Tesco PLC	26,789	107,010	(29,770)
Thomas Cook Group PLC	368,796	54,691	45,292
TUI Travel PLC	59,666	95,498	34,546
Unilever PLC	2,407	50,170	(834)
United Utilities Group PLC	4,122	24,953	(248)
Vedanta Resources PLC	19,860	203,124	65,922
William Hill PLC	187,558	412,884	123,603
Wolseley PLC	42,311	839,442	273,884

			3,894,105

United States
Samsung Electronics Co., Ltd.	2,108	$915,525	274,822

Total Long Positions			4,438,050

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions
Jersey, Channel Islands
WPP PLC	(158)	GBP	(1,315)	$(56)

Luxembourg
ArcelorMittal	(6,000)	EUR	(98,955)	17,186

Spain
Abertis Infraestructuras SA	(49,957)		(578,850)	(78,952)
Acciona SA	(10,483)		(648,950)	134,752
Ebro Foods SA	(11,626)		(176,499)	9,693
Enagas SA	(21,172)		(311,790)	8,211
Gamesa Corp. Tecnologica SA	(75,074)		(187,736)	11,847
Telefonica SA	(37,766)		(506,296)	55,640
Zardoya Otis SA	(8,689)		(88,345)	5,276

				146,467

United Kingdom
Admiral Group PLC	(98,909)	GBP	(926,581)	(397,777)
Aggreko PLC	(24,437)		(479,996)	(112,205)
Amlin PLC	(19,202)		(60,752)	(4,156)
Antofagasta PLC	(40,457)		(473,752)	10,132
Associated British Foods PLC	(51,393)		(560,664)	(106,735)
Barloworld Ltd.	(14,463)		(216,672)	(14,599)
BG Group PLC	(26,321)		(341,482)	(64,096)
BP PLC	(66,315)		(318,498)	15,572
Bunzl PLC	(2,229)		(17,520)	(7,822)
British Sky Broadcasting Group PLC	(61,097)		(421,055)	12,512
Capita Group PLC/The	(89,650)		(618,897)	(61,528)
Carnival PLC	(30,466)		(651,446)	68,322
Centrica PLC	(66,423)		(196,269)	(22,336)
Cobham PLC	(153,794)		(281,718)	(113,497)
Cookson Group PLC	(109,216)		(584,916)	(270,733)
Daily Mail & General Trust PLC	(40,442)		(161,500)	(34,026)
Diageo PLC	(27,495)		(344,519)	(110,907)
Electrocomponents PLC	(118,594)		(237,434)	(91,261)
Experian PLC	(16,543)		(138,763)	(36,098)
GlaxoSmithKline PLC	(6,428)		(82,162)	(12,285)
Home Retail Group PLC	(265,416)		(253,365)	(78,912)
ICAP PLC	(51,853)		(199,428)	(6,895)
Informa PLC	(82,487)		(328,394)	(57,690)
Intercontinental Hotels Group PLC	(16,001)		(209,913)	(36,006)
International Power PLC	(81,712)		(265,442)	(104,752)
Intertek Group PLC	(25,203)		(500,885)	(211,428)
Invensys PLC	(87,044)		(176,473)	5,027
J Sainsbury PLC	(193,251)		(569,303)	(51,123)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Kazakhmys PLC	(31,268)	GBP (354,577)	$111,925
Ladbrokes PLC	(157,490)	(204,653)	(75,819)
Lloyds Banking
Group PLC	(2,267,035)	(652,872)	(175,696)
Lonmin PLC	(49,272)	(510,372)	9,493
Man Group PLC	(866,013)	(1,123,116)	(73,814)
Marks & Spencer
Group PLC	(351,028)	(1,172,714)	(251,605)
Mitchells & Butlers
PLC	(95,754)	(225,889)	(52,798)
Mondi PLC	(54,627)	(287,012)	(56,865)
Next PLC	(1,284)	(35,517)	(4,408)
Persimmon PLC	(31,989)	(157,606)	(75,805)
Prudential PLC	(13,940)	(85,882)	(29,667)
Reckitt Benckiser
Group PLC	(5,764)	(192,225)	(18,652)
Rentokil Initial PLC	(49,365)	(34,935)	(11,669)
Rexam PLC	(40,008)	(143,697)	(44,160)
SABMiller PLC	(29,286)	(674,646)	(96,950)
Severn Trent PLC	(8,606)	(127,652)	(8,381)
Smiths Group PLC	(70,088)	(659,021)	(125,589)
Standard
Chartered PLC	(107,400)	(148,175)	(5,273)
Standard Life PLC	(28,245)	(57,736)	(11,459)
Travis Perkins
PLC	(67,513)	(576,503)	(244,534)
UBM PLC	(3,561)	(17,282)	(8,028)
Vodafone Group
PLC	(26,620)	(45,786)	(192)
Weir Group PLC	(24,057)	(445,748)	34,344
Whitbread PLC	(15,189)	(254,872)	(40,166)

			(3,151,070)

Total Short Positions			(2,987,473)

Total of Long and Short Positions of Portfolio Swap			1,450,577

Net Cash and Other Receivables(b)			1,049

Swaps, at Value			$1,451,626

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

Money Market Fund is pledged as collateral to the broker in the amount of $4,490,728.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swap* Outstanding at March 31, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	7/24/2013	$1,347,419

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values with in the total return basket swap as of March 31, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Bermuda
Accenture PLC	11,200		$615,388	$107,012
Axis Capital Holdings Ltd.	1,200		39,276	528
Bunge Ltd.	2,600		148,661	29,283
CrediCorp. Ltd.	500		59,011	6,898
Energy XXI Bermuda Ltd.	200		7,190	32
Everest Re Group Ltd.	4,200		349,668	38,916
GOME Electrical Appliances Holding Ltd.	823,000	HKD	1,738,260	(54,250)
InvesCo., Ltd.	21,900		$414,974	169,099
Marvell Technology Group Ltd.	68,700		1,006,740	73,911
Nabors Industries Ltd.	34,400		639,044	(37,388)
Signet Jewelers Ltd.	1,700		83,356	(2,980)
Sinofert Holdings Ltd.	462,000	HKD	977,831	(13,752)
Validus Holdings Ltd.	6,800		$211,418	(958)

				316,351

Brazil
Amil Participacoes SA	4,900	BRL	78,874	7,605
Banco Bradesco SA	9,700		$165,898	3,852
Banco do Brasil SA	19,200	BRL	486,829	6,041
Banco do Estado do Rio Grande do Sul	4,900		80,822	8,632
BR Malls
Participacoes SA	3,200		57,987	9,605
Centrais Eletricas
Brasileiras SA	26,300		$254,446	(8,278)

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Brazil (Continued)
Cia de Saneamento Basico do Estado de Sao Paulo	2,700		$143,788	$63,086
Cia Energetica de Minas Gerais	8,300		160,175	37,199
Cia Paranaense de Energia	1,300		28,308	2,255
Cielo SA	4,900	BRL	204,154	53,540
Cosan SA Industria e Comercio	14,200		352,917	70,373
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	10,100		311,180	41,608
Energias Do Brasil SA	1,000		36,156	2,851
Itau Unibanco Holding SA	18,900		$364,858	(2,167)
Metalurgica Gerdau SA	6,300	BRL	112,589	15,388
Multiplan Empreendimentos Imobilirios SA	400		14,277	1,362
OGX Petroleo e Gas Participacoes SA	2,800		37,755	2,510
Oi SA	7,200		$151,379	(36,899)
Tim Participacoes SA	19,700		497,499	138,023

				416,586

Canada
Baytex Energy Corp.	1,400		82,323	(9,719)

Cayman Islands
China Resources Land Ltd.	12,000	HKD	145,997	1,945
China Shanshui Cement Group Ltd.	224,000		1,284,582	11,752
China Zhongwang Holdings Ltd.	186		475	6

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Cayman Islands (continued)
Country Garden
Holdings Co.	26,000	HKD	67,725	$1,298
Dongyue Group
Limited	174,000		1,119,707	15,670
Evergrande Real
Estate Group Ltd.	48,000		185,224	1,866
GCL-Poly Energy Holdings Ltd.	280,000		629,188	(3,160)
Long for Properties Co., Ltd.	8,000		69,514	2,291
Semiconductor Manufacturing International Co.	1,482,000		547,747	2,814
Shimao Property Holdings Ltd.	15,000		121,179	433
SoHo China Limited	13,000		66,798	837

				35,752

Colombia
CAP SA	5,648	CLP	110,278,589	14,447
Empresa Nacional de Electricidad SA	300		$14,411	1,783
Enersis SA	5,300		98,002	9,005
ENTEL Chile SA	6,720	CLP	64,665,963	3,456

				28,691

Curacao
Angang Steel Co., Ltd.	178,000	HKD	1,006,668	(15,132)
Bank of China Ltd.	475,000		1,432,016	7,345
Bank of Communications Co., Ltd.	23,000		132,160	363
China Bluechemical Ltd.	72,000		395,280	3,652
China Citic Bank Corp. Ltd.	22,000		94,575	1,053
China Communications Construction Co., Ltd.	255,000		1,508,537	62,650
China Minsheng Banking Corp. Ltd.	15,000		97,065	1,082
China Railway Construction Corp. Ltd.	231,000		1,062,897	7,119
China Shenhua Energy Co., Ltd.	9,500		347,175	(4,524)
China Southern Airlines, H Shares	168,000		701,938	(10,146)

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Curacao (continued)
China Telecom Corp. Ltd.	320,000	HKD	1,545,742	$(22,470)
Industrial & Commercial Bank of China	389,000		1,780,068	21,711
Jiangsu Expressway Co., H Shares	118,000		839,912	5,900
PetroChina Co., Ltd.	500		$71,709	(1,445)
PICC Property & Casualty Co., Ltd.	186,000	HKD	1,956,732	(30,234)
Zhejiang Expressway Co., Ltd.	164,000		830,609	15,637

				42,561

Hong Kong
China Mobile Ltd.	13,300		$657,724	74,840
China Overseas Land & Investment Ltd.	40,000	HKD	541,530	6,117
CNOOC Ltd.	2,200		$416,873	32,565
Lenovo Group Ltd.	104,000	HKD	558,958	21,843
Shougang Fushan Resources Group Ltd.	568,000		1,733,610	(30,617)
Sino-Ocean Land Holdings Ltd.	27,000		96,014	459

				105,207

India
HDFC Bank Ltd.	5,000		$137,792	32,708
ICICI Bank Ltd.	1,800		61,924	842
Infosys Ltd.	5,600		299,681	19,687
Tata Motors Ltd.	14,400		265,952	122,416

				175,653

Indonesia
Aneka Tambang Tbk PT	48,500	IDR	91,945,000	(507)
Astra Agro Lestari Tbk PT	69,000		1,526,320,011	9,932
Bank Rakyat Indonesia Persero Tbk PT	146,000		982,051,068	3,870
Indofood Sukses Makmur Tbk PT	315,000		1,575,633,338	(4,943)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Indonesia (continued)
International Nickel Indonesia Tbk PT	223,000	IDR	754,100,100	$(10)
Kalbe Farma Tbk PT	451,000		1,549,427,788	5,990
Telekomunikasi Indonesia Tbk PT	800		$26,673	(2,385)
United Tractors Tbk PT	7,500	IDR	175,739,770	7,898

				19,845

Ireland
Covidien PLC	5,400		249,861	45,411
Ingersoll-Rand PLC	8,600		347,771	7,839
Warner Chilcott PLC	2,800		46,050	1,018

				54,268

Israel
Check Point Software Technologies	1,600		91,293	10,851

Korea
BS Financial Group, Inc.	1,260	KRW	13,919,708	2,537
Daelim Industrial Co., Ltd.	2,088		227,186,536	26,140
DGB Financial Group, Inc.	1,320		18,609,000	953
Dongbu Insurance	676		33,723,824	(517)
GS Engineering & Construction Corp.	113		12,206,060	(794)
Hanwha Corp.	4,510		152,174,142	(4,229)
Hyundai Department Store Co.	557		90,556,387	5,687
Hyundai Motor Co.	3,110		679,292,973	42,683
Hyundai Securities Co.	13,070		112,450,238	23,172
Industrial Bank of Korea	1,830		30,068,500	(4,269)
KCC Corp.	333		107,152,036	1,658
Kia Motors Corp.	113		8,280,777	107
Korea Exchange Bank	10,460		92,911,727	(1,832)
Korea Gas Corp.	3,240		120,830,191	16,840
Korea Investment Holdings Co., Ltd.	2,140		87,940,907	7,773

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Korea (continued)
Korea Life Insurance Co., Ltd.	10,130	KRW	77,617,941	$(1,442)
Korean Air Lines Co., Ltd.	2,342		102,457,402	13,014
KP Chemical	4,390		62,265,273	4,982
LG Display Co., Ltd.	16,200		$164,812	25,862
Lotte Shopping Co.	216	KRW	72,211,223	3,950
Mirae Asset Securities Co.	1,830		55,661,494	15,129
Samsung Card Co.	3,817		162,312,518	(10,242)
Samsung Heavy Industries Co., Ltd.	4,320		129,679,539	30,051
Shinsegae Co.	1,319		335,686,914	(18,122)
SK Holdings Co., Ltd.	161		21,773,160	1,778
SK Telecom Co., Ltd.	25,500		$353,633	1,072
Woori Finance Holdings Co., Ltd.	13,610	KRW	137,861,635	35,502

				217,443

Luxembourg
Kernel Holdings SA	4,826	PLN	333,574	(1,993)

Malaysia
Alliance Financial Group	31,300	MYR	110,276	3,821
AMMB Holdings Bhd	33,900		215,804	(482)
DiGi.Com Bhd	132,400		502,802	11,398
Genting Bhd	1,200		12,696	104
Hong Leong Bank Bhd	19,200		208,362	11,019
Malayan Banking BHD	36,300		305,646	5,382
Petronas Chemicals Group	52,800		325,127	10,091
Petronas Gas BHD	17,600		253,047	14,216
RHB Capital Bhd	9,600		70,492	1,147
Telekom Malaysia Bhd	6,300		25,194	2,742

				59,438

Mexico
Alfa SAB de CV	24,700	MXN	3,996,241	43,244
Coca-Cola Femsa SAB de CV	1,100		$101,749	14,752
Grupo Mexico SA	23,300	MXN	861,434	6,244

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Mexico (continued)
Grupo Modelo SAB de CV	33,800	MXN	2,778,567	$19,798
Kimberly-Clark de Mexico SAB de CV	62,400		1,558,347	17,688
Wal-Mart de Mexico SAB de CV	80,400		3,080,821	28,979

				130,705

Netherlands
CNH Global NV	1,000		$40,792	(1,092)
Lyondellbasell Industries NV	18,800		781,711	38,909
Sensata Technologies Holding NV	8,700		255,869	35,407

				73,224

Peru
Cia de Minas Buenaventura SA	1,600		64,672	(176)

Poland
KGHM Polska Miedz SA	2,282	PLN	358,203	(10,011)
Powszechny Zaklad Ubezpieczen SA	281		90,049	416
Tauron Polska Energia SA	89,177		473,506	(6,619)

				(16,214)

Portugal
Domino’s Pizza, Inc.	15,500		$524,911	37,739

Singapore
Avago Technologies Ltd.	700		26,122	1,157
Flextroncis International	81,900		586,486	5,651

				6,808

South Africa
ABSA Group	6,007	ZAR	921,292	2,193
Barlowworld Ltd.	14,425		1,066,611	48,933
Discovery Holdings Ltd.	873		34,945	1,182
Growthpoint Properties Ltd.	12,545		232,342	2,434
Imperial Holdings	4,855		590,141	21,441

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
South Africa (continued)
Investec Ltd.	20,447	ZAR	957,333	$1,194
Liberty Holdings Ltd.	17,673		1,403,542	25,792
Naspers Ltd.	1,765		625,116	17,811
Nedbank Group Ltd.	4,640		664,851	12,675
Redefine Properties Ltd.	18,760		149,516	29
Sanlam Ltd.	49,748		1,428,825	29,320
Sasol Ltd.	700		$32,590	1,457
Woolworths Holdings Ltd.	45,244	ZAR	1,738,631	57,656

				222,117

Switzerland
ACE Ltd.	2,300		$149,484	18,876
Allied World Assurance Company Holdings AG	900		63,153	(1,350)
Foster Wheeler AG	18,100		420,747	(8,791)
Garmin Ltd.	4,800		204,225	21,135
TE Connectivity Ltd.	13,800		410,064	97,086
Tyco International Ltd.	4,300		201,117	40,457

				167,413

Taiwan
Acer, Inc.	189,000	TWD	6,967,293	15,432
Asustek Computer, Inc.	27,220		6,728,372	29,769
AU Optronics Corp.	107,000		1,824,200	(12,555)
China Motor Corp.	211,000		6,124,594	(843)
China Petrochemical Development Corp.	177,900		5,590,338	12,561
Chunghwa Telecom Co., Ltd.	1,000		$34,446	(3,686)
Compal Electronics, Inc.	63,000		2,188,834	(3,320)
E Sun Financial Holdings	35,000	TWD	484,911	2,843
Eva Airways Corp.	114,500		2,430,196	(11,851)
Evergreen Marine Corp.	185,000		3,578,386	6,147
Formosa Plastics Corp.	7,000		606,600	113
Fubon Financial Holding Co.	46,000		1,469,272	2,139
Hon Hai Precision Industry	19,000		1,915,331	9,076
HTC Corp.	15,000		8,955,730	2,860
Lite-On Technology Corp.	18,000		518,650	4,240

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan (continued)
Pegatron Corp.	54,000	TWD	1,647,352	$28,713
President Chain Store Corp.	28,000		4,745,063	(4,573)
Realtek Semiconductor Corp.	100,100		5,031,607	12,942
SinoPac Financial Holdings Co., Ltd.	146,000		1,344,534	7,238
Taiwan Business Bank	162,000		1,474,411	928
Taiwan Cooperative Financial Holding	25,000		451,760	364
Taiwan Semiconductor Manufacturing Co., Ltd.	25,900		$321,893	73,859
Teco Electric and Machinery Co., Ltd.	149,000	TWD	2,508,356	17,785
Tripod Technology Corp.	3,330		240,447	3,074
Uni-President Enterprises Corp.	254,960		10,772,393	(11,158)
Yang Ming Marine Transport Corp.	100		1,464	4

				182,101

Thailand
Advanced Info Service PCL	11,000	THB	1,452,314	18,480
Bangkok Bank PCL	1,000		167,250	582
Charoen Pokphand Foods PCL	88,300		2,897,203	12,857
Krung Thai Bank PCL	14,800		300,740	(1,353)
PTT PCL	12,700		4,462,447	1,074
Thai Oil PCL	95,900		6,879,258	2,572

				34,212

Turkey
Asya Katilim Bankasi AS	56,248	TRY	105,945	2,439
BIM Birlesik Magazalar AS	2,917		172,432	13,956
Turkiye Halk Bankasi AS	9,499		119,109	1,136
Turkiye Sise ve Cam Fabrikalari AS	43,597		149,551	(992)
Turkiye Vakiflar Bankasi Tao	42,019		126,435	8,827

				25,366

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Amdocs Ltd.	5,300		$163,574	$3,800
China Construction Bank Corp.	460,000	HKD	2,556,343	25,847

				29,647

United States
Advance Auto Parts, Inc.	3,000		$178,615	87,095
AECOM Technology Corp.	25,900		559,721	19,662
Aeropostale, Inc.	52,000		732,238	392,002
AES Corp./The	45,400		511,646	81,732
Aetna, Inc.	6,400		265,767	55,257
AGCO Corp.	11,400		491,463	46,731
Agilent Technologies, Inc.	24,400		890,041	196,003
Airgas, Inc.	1,200		96,153	10,611
AK Steel Holding Corp.	91,400		742,401	(51,417)
Akamai Technologies, Inc.	8,900		332,982	(6,352)
Alaska Air Group, Inc.	7,000		220,900	29,840
Albemarle Corp.	1,300		66,238	16,858
Alliant Energy Corp.	200		8,068	596
Alliant Techsystems, Inc.	7,200		422,812	(61,948)
Alpha Natural Resources, Inc.	44,800		837,309	(155,901)
Altera Corp.	4,200		159,520	7,724
Amazon.com, Inc.	2,100		404,951	20,320
American Capital Ltd.	226,400		1,611,251	351,637
American Eagle Outfitters, Inc.	78,600		1,019,050	332,084
American Electric Power Co., Inc.	1,500		56,253	1,617
American Financial Group, Inc.	12,300		421,058	53,476
Ameriprise Financial, Inc.	26,500		1,214,100	299,845
AmerisourceBergen Corp.	17,500		662,464	31,936
Anadarko Petroleum Corp.	800		61,156	1,516
Analog Devices, Inc.	1,300		45,446	7,074
AO Smith Corp.	5,000		193,539	31,211
Aon Corp.	5,900		284,617	4,837
Apollo Group, Inc.	2,900		138,577	(26,521)
Applied Industrial Technologies, Inc.	9,700		341,975	56,986
Applied Materials, Inc.	26,000		282,008	41,432

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Archer-Daniels- Midland Co.	17,100	$492,073	$49,313
Ares Capital Corp.	3,000	49,062	(12)
Ariba, Inc.	5,200	156,519	13,573
Armstrong World Industries, Inc.	5,800	227,022	55,844
Arris Group, Inc.	8,900	100,414	156
Arrow Electronics, Inc.	13,600	469,270	101,522
Ascena Retail Group, Inc.	1,200	51,937	1,247
Associated Banc- Corp.	34,000	400,087	74,553
Assurant, Inc.	26,800	1,001,871	83,529
AT&T, Inc.	7,700	223,749	16,722
Atmel Corp.	37,000	360,012	4,808
Atmos Energy Corp.	700	23,154	(1,132)
Autodesk, Inc.	16,400	516,725	177,323
Automatic Data Processing, Inc.	800	37,822	6,330
AutoZone, Inc.	1,600	527,466	67,414
Avnet, Inc.	23,900	703,375	166,346
Baker Hughes, Inc.	700	33,988	(4,630)
Ball Corp.	200	7,487	1,089
Banco Santander Chile	200	15,176	2,042
Bed Bath & Beyond, Inc.	11,900	695,384	87,279
Big Lots, Inc.	28,200	1,025,260	187,904
Biogen Idec, Inc.	10,700	1,133,378	214,501
BMC Software, Inc.	38,000	1,403,707	122,373
Boeing Co./The	600	45,300	(678)
Broadridge Financial Solutions, Inc.	6,000	122,991	20,469
Brocade Communications Systems, Inc.	243,700	1,184,769	216,506
Brookfield Asset Management, Inc.	1,400	44,570	(372)
Brown & Brown, Inc.	7,000	147,702	18,758
Buckle, Inc./The	2,500	112,502	7,248
CA, Inc.	1,800	49,473	135
Cabot Corp.	17,500	593,592	153,308
Cabot Oil & Gas Corp.	17,400	638,008	(95,650)
Cameron International Corp.	7,800	385,335	26,739
CapitalSource, Inc.	86,800	571,080	1,800
Cardinal Health, Inc.	22,900	957,084	30,135
Career Education Corp.	48,495	419,785	(28,915)
CareFusion Corp.	10,900	284,090	(1,453)
Carlisle Cos, Inc.	7,300	324,017	40,399
Carpenter Technology Corp.	10,400	550,704	(7,512)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Catalyst Health Solutions, Inc.	15,800	$882,240	$124,694
CBRE Group, Inc.	11,200	212,900	10,652
CBS Corp.	27,300	709,678	216,065
Celanese Corp.	20,900	929,490	35,672
CenterPoint Energy, Inc.	21,600	430,007	(4,055)
CF Industries Holdings, Inc.	1,800	256,714	72,056
Charles River Laboratories International, Inc.	11,200	340,690	63,518
Chart Industries, Inc.	3,300	197,637	44,352
Chico’s FAS, Inc.	40,600	493,244	119,816
China Petroleum & Chemical Corp.	2,700	273,312	20,232
Church & Dwight Co., Inc.	400	18,480	1,196
Cia de Bebidas das Americas	7,000	273,731	15,509
CIGNA Corp.	18,900	838,547	92,278
Cimarex Energy Co.	200	12,057	3,037
Cinemark Holdings, Inc.	2,900	60,319	3,336
Cisco Systems, Inc.	14,400	270,536	34,024
Citrix Systems, Inc.	2,400	165,311	24,073
CLARCOR, Inc.	2,700	133,196	(653)
Clean Harbors, Inc.	6,900	391,490	73,087
Coach, Inc.	8,800	541,944	138,120
Coca-Cola Enterprises, Inc.	12,600	335,846	24,514
Colgate-Palmolive Co.	900	82,948	5,054
Commerce Bancshares, Inc.	5,205	199,636	11,271
Commercial Metals Co.	44,000	618,536	33,544
CommonWealth REIT	900	16,881	(123)
CommVault Systems, Inc.	5,500	269,082	3,938
Computer Sciences Corp.	13,900	374,825	41,341
Compuware Corp.	74,700	642,590	43,903
ConAgra Foods, Inc.	9,800	243,480	13,868
Consol Energy, Inc.	23,400	906,193	(108,253)
Convergys Corp.	14,500	165,372	28,203
Con-way, Inc.	30,500	777,066	217,539
Cooper Cos., Inc./The	9,500	683,973	92,272
Copart, Inc.	7,600	178,952	19,180

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Corn Products International, Inc.	14,100	$691,388	$121,477
Corrections Corp. of America	15,600	332,926	93,110
Costco Wholesale Corp.	2,200	175,040	24,720
Covance, Inc.	16,500	783,354	2,541
Coventry Health Care, Inc.	7,000	219,201	29,789
CR Bard, Inc.	1,600	139,418	18,534
Crane Co.	16,700	749,494	60,456
Crocs, Inc.	44,200	861,185	63,479
Crown Holdings, Inc.	32,900	1,112,478	99,229
CSX Corp.	16,700	358,669	715
Cummins, Inc.	8,800	806,687	249,665
CVR Energy, Inc.	17,700	465,153	8,322
Cypress Semiconductor Corp.	4,600	85,338	(13,440)
Cytec Industries, Inc.	9,600	440,189	143,395
Darling International, Inc.	500	7,744	966
DaVita, Inc.	8,600	654,692	120,770
Dean Foods Co.	1,600	17,416	1,960
Dell, Inc.	7,700	116,802	11,018
Delta Air Lines, Inc.	37,600	325,545	47,071
Denbury Resources, Inc.	29,000	457,204	71,466
Devon Energy Corp.	4,100	263,239	28,353
DeVry, Inc.	29,700	1,160,577	(154,638)
Dillard’s, Inc.	2,600	164,131	(279)
Discover Financial Services	10,300	248,582	94,820
DISH Network Corp.	78,600	2,077,079	511,219
Dolby Laboratories, Inc.	16,400	508,179	116,005
Dollar General Corp.	8,500	360,568	32,132
Dollar Tree, Inc.	2,000	149,678	39,302
Domtar Corp.	600	56,531	697
Donaldson Co., Inc.	2,600	71,334	21,564
Dr Pepper Snapple Group, Inc.	3,400	132,267	4,447
Dresser-Rand Group, Inc.	14,700	719,912	(37,979)
DST Systems, Inc.	10,300	480,170	78,399

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DSW, Inc.	7,900	$403,598	$29,085
DTE Energy Co.	1,400	73,883	3,159
Dun & Bradstreet Corp./The	2,400	159,800	43,552
E*TRADE Financial Corp.	120,900	1,054,971	268,884
East West BanCorp., Inc.	29,900	577,632	112,759
Eastman Chemical Co.	7,500	289,883	97,792
eBay, Inc.	6,600	198,823	44,651
Edison International	9,100	342,888	43,953
Edwards Lifesciences Corp.	600	40,047	3,591
Electronic Arts, Inc.	33,900	735,811	(177,139)
EMCOR Group, Inc.	8,100	196,747	27,785
Endo Pharmaceuticals Holdings, Inc.	10,000	292,705	94,595
Energen Corp.	3,200	164,408	(7,128)
Entergy Corp.	1,200	78,624	2,016
EQT Corp.	5,700	307,932	(33,135)
Expedia, Inc.	5,450	171,140	11,108
Expeditors International of Washington , Inc.	5,000	223,232	9,318
EzCorp., Inc.	22,000	596,693	117,317
F5 Networks, Inc.	3,600	462,199	23,657
Fair Isaac Corp.	4,700	180,812	25,518
Family Dollar Stores, Inc.	3,400	183,760	31,392
Fidelity National
Financial, Inc.	14,300	230,051	27,778
Fifth Third BanCorp.	73,800	885,907	150,983
FirstEnergy Corp.	900	39,427	1,604
Fiserv, Inc.	4,600	254,519	64,675
Flowserve Corp.	2,700	310,808	1,069
Fluor Corp.	7,700	411,994	50,314
FMC Corp.	4,100	357,205	76,821
Fomento Economico Mexcano SAB de CV	900	58,592	15,451
Foot Locker, Inc.	25,900	580,429	223,766
Forest Laboratories, Inc.	17,600	560,383	50,161
Forest Oil Corp.	36,000	465,705	(29,385)
Fortinet, Inc.	46,700	1,156,891	134,364
Fossil, Inc.	2,000	178,987	84,973

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Fulton Financial Corp.	49,500	$465,664	$54,086
GameStop Corp.	14,500	346,537	(29,857)
Gardner Denver, Inc.	6,800	525,911	(97,375)
Gartner, Inc.	10,900	401,962	62,814
General Cable Corp.	9,700	252,728	29,348
General Dynamics Corp.	2,500	158,827	24,623
GenOn Energy, Inc.	72,500	181,898	(31,098)
Gen-Probe, Inc.	2,700	169,753	9,554
Genuine Parts Co.	2,300	133,789	10,536
Genworth Financial, Inc.	106,100	926,500	(43,748)
Gilead Sciences, Inc.	4,200	196,099	9,071
Global Payments, Inc.	8,400	377,679	21,069
Gold Fields Ltd.	3,900	65,632	(11,422)
Goodyear Tire &
Rubber Co./The	7,900	97,486	(8,848)
Google, Inc.	300	171,744	20,628
Graco, Inc.	5,000	193,820	71,480
GrafTech International Ltd.	8,900	125,694	(19,428)
Grupo Televisa SAB	800	14,919	1,945
Guess?, Inc.	44,600	1,445,318	(51,568)
Gulfport Energy Corp.	6,200	231,592	(51,048)
Halliburton Co.	14,500	501,158	(19,903)
Hanover Insurance Group, Inc./The	14,100	523,306	56,486
Harman International Industries, Inc.	35,300	1,347,301	305,092
Hasbro, Inc.	8,000	277,688	16,072
HCC Insurance Holdings, Inc.	23,700	648,909	89,820
Health Net, Inc.	28,000	748,068	364,092
Helix Energy Solutions Group, Inc.	24,400	410,832	23,488
Hershey Co./The	3,000	175,312	8,678
Hess Corp.	17,100	1,003,503	4,542
Hill-Rom Holdings, Inc.	11,700	363,618	27,279
Hittite Microwave Corp.	1,700	95,484	(3,157)
HollyFrontier Corp.	22,700	676,173	53,632
Hormel Foods Corp.	7,500	210,562	10,838
Hubbell, Inc.	1,500	95,890	21,980
Humana, Inc.	13,900	1,125,951	159,521
Huntington Bancshares, Inc.	128,900	677,586	153,819

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
IAC/InterActiveCorp.	11,500	$500,169	$64,366
IHS, Inc.	1,000	79,217	14,433
Informatica Corp.	3,800	137,374	63,646
Ingram Micro, Inc.	62,400	1,113,462	44,682
Integrys Energy Group, Inc.	600	31,117	677
InterDigital, Inc.	2,200	87,400	(10,708)
International Game Technology	49,700	795,602	38,861
Interpublic Group of Cos, Inc./The	127,900	1,137,234	322,105
Intuitive Surgical, Inc.	100	45,678	8,497
Itron, Inc.	13,900	552,692	78,507
ITT Corp.	84,000	1,612,794	314,166
ITT Educational Services, Inc.	13,500	814,565	78,325
Jabil Circuit, Inc.	52,900	1,015,026	313,822
Jacobs Engineering Group, Inc.	4,900	201,318	16,095
Jazz Pharmaceuticals PLC	19,700	916,192	38,667
JDS Uniphase Corp.	106,900	1,402,965	146,016
JM Smucker Co./The	5,600	423,735	31,881
Jones Lang LaSalle, Inc.	9,000	540,838	208,952
Joy Global, Inc.	3,500	280,248	(22,998)
Juniper Networks, Inc.	6,900	157,215	657
KBR, Inc.	62,800	1,853,902	378,638
Kennametal, Inc.	5,500	214,188	30,727
Key Energy Services, Inc.	6,500	99,754	671
KeyCorp.	123,700	894,794	156,656
Knight Capital Group, Inc.	21,500	280,938	(4,233)
Kroger Co./The	14,800	345,636	12,968
Lam Research Corp.	300	11,913	1,473
Landstar System, Inc.	12,400	568,914	146,814
Las Vegas Sands Corp.	8,400	396,384	87,204
Level 3 Communications, Inc.	20,600	434,239	95,799
Lexmark International, Inc.	3,400	112,457	559
Life Technologies Corp.	5,800	227,570	55,586
Lincare Holdings, Inc.	1,000	23,530	2,350

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LKQ Corp.	6,200	$198,658	$(5,404)
Loews Corp.	17,500	663,261	34,464
Lorillard, Inc.	2,100	241,620	30,288
LSI Corp.	182,400	1,234,774	348,458
Macy’s, Inc.	23,500	731,800	201,855
Magellan Health Services, Inc.	6,900	338,290	(1,501)
Manitowoc Co., Inc./The	6,500	71,411	18,679
Manpower, Inc.	15,000	573,391	137,159
Marathon Oil Corp.	24,600	648,228	131,592
Marsh & McLennan
Cos, Inc.	5,100	147,066	20,163
Mastercard, Inc.	1,400	496,292	92,464
Mattel, Inc.	3,700	102,277	22,265
Maxim Integrated
Products, Inc.	1,700	47,586	1,017
McDermott
International, Inc.	156,200	2,073,518	(72,596)
McGraw-Hill Cos,
Inc./The	900	41,704	1,919
McKesson Corp.	13,800	1,082,439	128,787
Mead Johnson
Nutrition Co.	5,700	426,852	43,284
MeadWestvaco
Corp.	4,900	143,039	11,752
Meredith Corp.	700	19,201	3,521
MetroPCS
Communications,
Inc.	75,900	678,103	6,515
MICROS Systems, Inc.	6,200	292,535	50,263
MKS Instruments,
Inc.	51,200	1,316,319	195,617
Molex, Inc.	5,100	124,143	19,269
Monsanto Co.	1,900	140,766	10,778
Monster Beverage
Corp.	34,800	1,586,992	573,740
Monster Worldwide,
Inc.	5,100	46,071	3,654
Motorola Solutions, Inc.	17,600	807,320	87,288
Murphy Oil Corp.	13,900	739,466	42,687
National Fuel Gas Co.	1,100	72,850	(19,918)
Navistar
International Corp.	28,100	1,075,004	61,641
NCR Corp.	68,400	1,237,951	247,013
NeuStar, Inc.	6,600	230,820	15,030
New York Times
Co./The	57,600	428,496	(37,392)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Newfield Exploration Co.	16,200	$635,788	$(73,972)
News Corp.	17,400	301,960	40,646
NII Holdings, Inc.	16,800	476,389	(168,781)
NIKE, Inc.	4,400	406,158	70,978
NiSource, Inc.	400	9,458	282
Noble Energy, Inc.	2,100	197,596	7,742
Nordson Corp.	6,100	264,070	68,441
Nordstrom, Inc.	800	42,041	2,535
Norfolk Southern Corp.	1,500	106,035	(7,290)
Northeast Utilities	500	17,322	1,238
NV Energy, Inc.	18,300	281,091	13,905
NVIDIA Corp.	17,400	258,336	9,450
Oceaneering International, Inc.	13,400	568,485	153,641
OGE Energy Corp.	6,700	337,980	20,470
Old Dominion
Freight Line, Inc.	12,600	487,655	112,987
Olin Corp.	1,400	29,750	700
ON Semiconductor Corp.	37,000	276,833	56,537
ONEOK, Inc.	1,100	93,461	(3,635)
Onyx Pharmaceuticals, Inc.	12,200	436,694	23,002
Orbital Sciences Corp.	8,200	121,182	(13,352)
Orchard Supply Hardware Stores Corp.	99	84	123
Owens & Minor, Inc.	1,000	28,642	1,768
Owens-Illinois, Inc.	42,200	801,052	183,896
Packaging Corp. of America	2,600	68,358	8,576
Pall Corp.	5,700	282,645	57,246
Panera Bread Co.	2,500	370,296	32,004
Parker Hannifin Corp.	800	58,499	9,141
Patriot Coal Corp.	17,000	114,224	(8,144)
Patterson-UTI Energy, Inc.	70,500	1,498,787	(279,842)
Penn National Gaming, Inc.	1,500	56,959	7,511
PerkinElmer, Inc.	10,000	219,600	57,000
Petroleo Brasileiro SA	17,400	437,212	7,532
PetSmart, Inc.	1,700	75,528	21,746
Philip Morris International, Inc.	400	30,835	4,609
Plains Exploration & Production Co.	16,900	630,890	89,895
PMC—Sierra, Inc.	64,200	401,933	62,233

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PNC Financial Services Group, Inc.	9,600	$524,408	$94,696
PNM Resources, Inc.	1,200	21,992	(32)
Polaris Industries, Inc.	2,800	166,434	35,586
Polycom, Inc.	61,900	1,095,914	84,519
Popular, Inc.	452,100	786,359	140,446
Portland General Electric Co.	4,700	110,408	6,998
ProAssurance Corp.	800	61,289	9,199
Protective Life Corp.	33,100	692,121	288,301
Public Service Enterprise Group, Inc.	3,000	96,862	(5,032)
Pulte Group, Inc.	73,900	418,750	235,265
PVH Corp.	7,500	521,291	148,684
QEP Resources, Inc.	9,900	312,251	(10,301)
QLogic Corp.	46,100	687,273	131,463
Quest Software, Inc.	25,300	461,848	126,883
RadioShack Corp.	61,600	619,159	(236,007)
RalCorp. Holdings, Inc.	2,400	167,602	10,214
Rambus, Inc.	200	1,368	(78)
Raytheon Co.	6,600	296,256	52,092
Red Hat, Inc.	16,000	677,856	280,384
Reinsurance Group of America, Inc.	14,100	731,760	106,767
Reliance Steel & Aluminum Co.	8,600	393,339	92,389
Reynolds American, Inc.	1,100	40,569	5,015
Rock-Tenn Co.	1,500	84,191	17,149
Rockwell Automation, Inc.	5,500	333,372	104,978
Rockwood Holdings, Inc.	10,600	411,958	140,832
Ross Stores, Inc.	30,600	1,302,060	475,800
Rowan Cos, Inc.	27,100	880,665	11,738
RPC, Inc.	28,350	296,857	3,937
RPM International, Inc.	8,800	200,928	29,544
RR Donnelley & Sons Co.	4,400	51,643	2,873
Ruddick Corp.	2,300	98,588	(6,358)
Ryder System, Inc.	11,900	579,713	48,607
SAIC, Inc.	1,000	12,208	992
Sally Beauty Holdings, Inc.	18,000	408,858	37,542
Sara Lee Corp.	27,000	487,777	93,533

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Scripps Networks Interactive, Inc.	4,400	$193,133	$21,103
SEACOR Holdings, Inc.	10,200	917,209	59,747
Sealed Air Corp.	23,800	415,843	43,735
Sears Holdings Corp.	8,200	359,809	183,441
SEI Investments Co.	2,900	57,395	2,606
Sempra Energy	600	31,059	4,917
Service Corp. International	56,500	598,530	37,660
Shaw Group, Inc./The	32,600	788,027	245,719
SLM Corp.	24,900	334,500	57,924
SM Energy Co.	8,900	678,108	(48,255)
Snap-on, Inc.	8,100	420,208	73,648
Sohu.com, Inc.	11,600	603,604	36,368
Sotheby’s	18,200	543,393	172,595
Southern Copper
Corp.	1,401	44,029	397
Southwestern
Energy Co.	8,200	265,788	(14,868)
Spectra Energy
Corp.	200	6,162	148
Sprint Nextel Corp.	118,600	273,638	64,372
SPX Corp.	17,300	1,006,391	334,878
Staples, Inc.	20,100	296,363	28,855
Starbucks Corp.	14,100	591,354	196,695
State Street Corp.	5,800	214,280	49,620
Steel Dynamics, Inc.	73,100	927,424	135,450
Stifel Financial Corp.	500	18,039	881
SUPERVALU, Inc.	3,300	24,271	(5,428)
Symantec Corp.	9,900	167,796	17,334
Synopsys, Inc.	23,100	596,120	112,126
Tech Data Corp.	13,700	665,069	78,293
Techne Corp.	500	34,075	975
Tellabs, Inc.	347,500	1,453,493	(46,118)
Tenet Healthcare
Corp.	66,700	363,495	(9,318)
Teradata Corp.	15,600	786,777	276,363
Teradyne, Inc.	5,300	71,802	17,715
Thomas & Betts Corp.	2,300	118,093	47,300
Thoratec Corp.	19,900	646,199	24,630
TIBCO Software, Inc.	36,500	890,524	222,726
Time Warner Cable, Inc.	5,000	316,441	91,059

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Timken Co.	26,000	$1,048,882	$270,358
TJX Cos, Inc.	3,000	96,849	22,281
Toro Co./The	700	39,326	10,451
Total System Services, Inc.	14,100	284,007	41,280
Towers Watson & Co.	13,100	781,911	83,606
Tractor Supply Co.	6,900	494,469	130,395
Travelers Cos, Inc./The	3,200	163,004	26,436
Trimble Navigation Ltd.	4,000	159,674	58,006
TRW Automotive Holdings Corp.	4,500	177,295	31,730
Tupperware Brands Corp.	20,100	1,163,527	112,823
Tutor Perini Corp.	10,900	153,291	16,531
Tyson Foods, Inc.	31,800	608,895	75
UGI Corp.	5,500	153,005	(3,130)
Ulta Salon Cosmetics & Fragrance, Inc.	13,300	1,053,466	181,971
Unit Corp.	19,200	926,501	(105,509)
United Microelectronics Corp.	6,100	11,696	3,249
United States Steel Corp.	29,800	795,054	80,172
Universal Health Services, Inc.	19,800	751,785	78,033
Unum Group	32,000	689,598	93,762
URS Corp.	11,500	391,036	97,944
Vale SA	31,500	734,526	(19,791)
Valero Energy Corp.	14,200	306,847	59,087
VeriSign, Inc.	6,300	194,005	47,537
Verisk Analytics, Inc.	200	8,194	1,200
Vertex Pharmaceuticals, Inc.	15,200	541,183	82,169
Viacom, Inc.	3,600	162,560	8,296
Vishay Intertechnology, Inc.	3,500	36,908	5,652
WABCO Holdings, Inc.	22,000	1,026,622	303,938
Wabtec Corp.	3,800	236,442	49,964
Walter Energy, Inc.	17,600	1,207,524	(165,428)
Warnaco Group, Inc./The	2,700	136,204	21,476
Washington Post Co./The	100	41,382	(4,025)
Waters Corp.	2,700	227,517	22,665
Watson Pharmaceuticals, Inc.	22,200	1,373,431	115,301

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Webster Financial Corp.	3,800	$74,580	$11,566
Weight Watchers International, Inc.	500	40,474	(1,880)
WellPoint, Inc.	2,100	137,032	17,948
Werner Enterprises, Inc.	3,500	83,996	3,014
Western Digital Corp.	34,700	1,173,177	263,056
WGL Holdings, Inc.	900	38,942	(2,312)
Whiting Petroleum Corp.	10,700	474,823	106,187
Whole Foods Market, Inc.	1,200	84,733	15,107
Williams-Sonoma, Inc.	26,200	928,281	53,695
Wolverine World Wide, Inc.	8,300	303,688	4,906
WR Grace & Co.	16,000	845,331	79,469
WW Grainger, Inc.	100	19,138	2,343
Wyndham Worldwide Corp.	22,300	749,675	287,498
Wynn Resorts Ltd.	1,400	174,081	751
Yahoo!, Inc.	39,900	608,366	(1,088)
Yum! Brands, Inc.	3,500	182,191	66,939

			23,386,489

Total Long Positions			25,750,365

Short Positions Bermuda
Assured Guaranty Ltd.	(16,400)	(254,238)	(16,690)
Renaissancere Holdings	(900)	(66,036)	(2,121)

			(18,811)

Canada
InterOil Corp.	(5,900)	(352,202)	48,883
Penn West
Petroleum Ltd.	(7,900)	(168,964)	14,361
Ultra Petroleum Corp.	(14,000)	(347,737)	30,917

			94,161

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Ireland
Seagate Technology PLC	(3,200)	$(77,409)	$(8,831)

Netherlands
Core Laboratories NV	(1,400)	(171,511)	(12,688)

Netherlands Antillies
Schlumberger Ltd.	(9,800)	(673,076)	(12,238)

Panama Carnival Corp.	(14,300)	(469,705)	10,961

Switzerland
Noble Corp.	(20,800)	(682,938)	(96,438)
Transocean Ltd.	(13,300)	(627,830)	(99,680)
Weatherford International Ltd.	(43,200)	(649,768)	(2,120)

			(198,238)

United States
3M Co.	(4,900)	(399,294)	(37,835)
Abbott Laboratories	(1,700)	(90,058)	(14,135)
Abercrombie & Fitch Co.	(13,500)	(657,552)	(12,183)
Acme Packet, Inc.	(3,200)	(88,449)	385
Activision Blizzard, Inc.	(5,800)	(67,929)	(6,427)
Actuant Corp.	(37,800)	(820,405)	(275,417)
Acuity Brands, Inc.	(15,900)	(736,300)	(262,697)
Adobe Systems, Inc.	(14,500)	(403,520)	(93,975)
ADTRAN, Inc.	(32,500)	(1,011,875)	(1,800)
Advanced Micro Devices, Inc.	(83,700)	(572,734)	(98,540)
Aflac, Inc.	(11,200)	(470,301)	(44,787)
Air Products & Chemicals, Inc.	(3,000)	(252,082)	(23,318)
Alcoa, Inc.	(128,400)	(1,268,631)	(17,937)
Alere, Inc.	(11,700)	(289,874)	(14,443)
Allegheny Technologies, Inc.	(22,100)	(991,329)	81,472

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alliance Data Systems Corp.	(8,200)	$(900,978)	$(131,894)
Allscripts Healthcare Solutions, Inc.	(10,500)	(199,466)	25,166
Allstate Corp./The	(3,100)	(86,792)	(15,260)
Altria Group, Inc.	(8,200)	(228,103)	(25,031)
Amedisys, Inc.	(3,800)	(39,137)	(15,811)
Ameren Corp.	(500)	(14,840)	(1,450)
American Express Co.	(10,100)	(483,461)	(100,925)
American Public Education, Inc.	(4,100)	(163,619)	7,819
American Water Works Co., Inc.	(400)	(11,695)	(1,917)
AMERIGROUP Corp.	(14,400)	(777,223)	(191,609)
AMETEK, Inc.	(1,600)	(63,399)	(14,217)
Amgen, Inc.	(6,000)	(367,091)	(40,849)
Amphenol Corp.	(5,300)	(238,427)	(78,354)
Amylin Pharmaceuticals, Inc.	(19,300)	(272,379)	(209,349)
Anixter International, Inc.	(6,400)	(363,916)	(100,276)
ANSYS, Inc.	(2,500)	(145,846)	(16,704)
Apache Copr.	(1,500)	(144,110)	(6,550)
Apple, Inc.	(700)	(291,705)	(127,924)
Arch Coal, Inc.	(135,400)	(1,908,036)	457,902
Arthur J Gallagher & Co.	(2,800)	(92,335)	(7,737)
Aruba Networks, Inc.	(43,400)	(985,993)	19,041
Ashland, Inc.	(13,600)	(800,284)	(30,132)
athenahealth, Inc.	(2,600)	(149,182)	(43,530)
Atwood Oceanics, Inc.	(11,100)	(473,405)	(24,874)
Autoliv, Inc.	(1,900)	(125,028)	(2,367)
AutoNation, Inc.	(2,300)	(77,912)	(1,001)
Avery Dennison Corp.	(19,600)	(577,321)	(13,227)
Avon Products, Inc.	(400)	(7,456)	(288)
Bally Technologies, Inc.	(20,000)	(713,508)	(221,492)
Bank of Hawaii Corp.	(2,800)	(117,675)	(17,705)
Bank of New York Mellon Corp./The	(38,100)	(777,235)	(142,118)
Barnes Group, Inc.	(15,100)	(325,345)	(71,936)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Baxter International, Inc.	(1,300)	$(64,650)	$(13,064)
BB&T Corp.	(13,900)	(416,834)	(19,487)
BE Aerospace, Inc.	(4,700)	(180,216)	(38,193)
Beam, Inc.	(3,600)	(182,531)	(28,321)
Becton Dickinson & Co.	(2,400)	(176,886)	(9,474)
Bemis Co., Inc.	(2,700)	(83,461)	(3,722)
Berry Petroleum Co.	(12,300)	(515,368)	(64,331)
Best Buy Co., Inc.	(33,500)	(846,086)	52,806
Bill Barrett Corp.	(32,600)	(1,186,205)	338,279
BioMarin Pharmaceutical, Inc.	(30,500)	(954,825)	(89,800)
Black Hills Corp.	(20,800)	(655,909)	(41,515)
BorgWarner, Inc.	(11,800)	(805,694)	(189,518)
Boston Scientific Corp.	(96,900)	(593,231)	13,769
Briggs & Stratton Corp.	(9,300)	(143,966)	(22,783)
Brinker International, Inc.	(300)	(8,622)	357
Bristol-Myers Squibb Co.	(31,600)	(962,712)	(103,788)
Bristow Group, Inc.	(2,600)	(122,231)	(1,867)
Broadcom Corp.	(4,300)	(144,560)	(24,430)
Brookdale Senior Living, Inc.	(3,900)	(71,347)	(1,661)
C, Inc.innati Financial Corp.	(38,500)	(1,104,429)	(224,206)
Cablevision Systems Corp.	(9,500)	(140,107)	647
CACI International, Inc.	(600)	(30,136)	(7,238)
Cadence Design Systems, Inc.	(500)	(5,092)	(828)
Calpine Corp.	(15,100)	(221,030)	(38,841)
Campbell Soup Co.	(7,700)	(252,206)	(8,439)
Capital One Financial Corp.	(6,100)	(294,890)	(45,124)
CarMax, Inc.	(51,800)	(1,493,241)	(301,629)
Carter’s, Inc.	(1,200)	(40,090)	(19,634)
Casey’s General Stores, Inc.	(1,700)	(76,716)	(17,566)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Cash America International, Inc.	(16,700)	$(861,589)	$61,158
Caterpillar, Inc.	(12,400)	(1,211,896)	(108,952)
Cavium, Inc.	(10,800)	(376,092)	41,940
Celgene Corp.	(12,400)	(822,748)	(138,500)
Centene Corp.	(1,500)	(55,675)	(17,780)
CenturyLink, Inc.	(10,300)	(371,716)	(26,379)
Cepheid, Inc.	(1,300)	(54,287)	(92)
Cerner Corp.	(6,700)	(423,043)	(87,229)
CH Robinson Worldwide, Inc.	(6,200)	(424,860)	18,822
Charles Schwab Corp./The	(117,200)	(1,468,234)	(215,930)
Chesapeake Energy Corp.	(41,900)	(1,000,564)	29,741
Chevron Corp.	(5,000)	(532,629)	(3,571)
Childrens Place Retail Stores, Inc./The	(13,800)	(647,780)	(65,266)
Chipotle Mexican Grill, Inc.	(1,400)	(439,283)	(145,917)
Ciena Corp.	(156,300)	(1,883,839)	(646,658)
Cintas Corp.	(4,900)	(161,541)	(30,147)
CitiGroup, Inc.	(40,900)	(1,191,733)	(303,162)
Cliffs Natural Resources, Inc.	(12,400)	(821,890)	(36,934)
CMS Energy Corp.	(8,600)	(175,158)	(14,042)
Coca-Cola Co./The	(12,100)	(823,394)	(72,127)
Cognizant Technology Solutions Corp.	(1,800)	(123,865)	(14,645)
Comcast Corp.	(14,000)	(405,300)	(14,840)
Comerica, Inc.	(20,000)	(588,857)	(58,343)
Community Health Systems, Inc.	(7,500)	(175,987)	9,187
Compass Minerals International, Inc.	(1,000)	(72,911)	1,171
Comtech Telecommunications Corp.	(3,900)	(128,576)	1,514
Concho Resources, Inc.	(6,400)	(590,239)	(63,073)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Concur Technologies, Inc.	(20,400)	$(892,423)	$(278,129)
ConocoPhillips	(9,600)	(691,736)	(37,960)
Consolidated Edison, Inc.	(200)	(12,479)	795
Continental Resources, Inc.	(400)	(35,556)	1,228
Cree, Inc.	(63,200)	(1,577,585)	(421,431)
Crown Castle International Corp.	(2,400)	(107,454)	(20,562)
Cubist Pharmaceuticals, Inc.	(6,000)	(217,049)	(42,451)
Cullen/Frost Bankers, Inc.	(2,400)	(120,592)	(19,064)
CVS Caremark Corp.	(12,100)	(438,259)	(103,821)
Cymer, Inc.	(700)	(29,084)	(5,916)
Dana Holding Corp.	(47,000)	(703,110)	(25,390)
Danaher Corp.	(10,700)	(502,701)	(96,499)
Darden Restaurants, Inc.	(4,600)	(209,133)	(26,203)
Deckers Outdoor Corp.	(10,500)	(891,727)	229,702
Deere & Co.	(5,500)	(430,135)	(14,815)
DENTSPLY International, Inc.	(14,800)	(518,619)	(75,305)
Diamond Offshore Drilling, Inc.	(8,300)	(474,432)	(79,593)
Dick’s Sporting Goods, Inc.	(100)	(3,661)	(1,147)
Diebold, Inc.	(8,800)	(293,006)	(45,970)
Discovery Communications, Inc.	(15,200)	(628,761)	(140,359)
Dominion Resources, Inc.	(5,400)	(267,283)	(9,251)
Dover Corp.	(1,300)	(75,497)	(6,325)
Dow Chemical Co./The	(60,400)	(1,762,042)	(330,214)
DR Horton, Inc.	(31,300)	(330,276)	(144,545)
DreamWorks Animation SKG, Inc.	(300)	(5,720)	185
Dril-Quip, Inc.	(500)	(32,531)	21
Eagle Materials, Inc.	(28,800)	(615,058)	(385,742)
Ecolab, Inc.	(9,800)	(517,354)	(87,502)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
EI du Pont de Nemours & Co.	(19,200)	$(883,546)	$(132,134)
Eli Lilly & Co.	(10,100)	(383,060)	(23,667)
EMC Corp.	(33,200)	(803,140)	(188,876)
Emerson Electric Co.	(14,400)	(718,339)	(33,053)
Energizer Holdings, Inc.	(1,600)	(121,271)	2,583
EOG Resources, Inc.	(3,000)	(266,673)	(66,627)
Equifax, Inc.	(3,500)	(123,968)	(30,942)
Equinix, Inc.	(9,000)	(921,590)	(495,460)
Estee Lauder Cos., Inc./The	(2,600)	(146,468)	(14,576)
Esterline Technologies Corp.	(1,900)	(116,149)	(19,625)
Exelon Corp.	(12,700)	(523,897)	25,930
Express Scripts, Inc.	(30,800)	(1,392,443)	(276,301)
Exxon Mobil Corp.	(14,600)	(1,196,548)	(69,710)
Factset Research Systems, Inc.	(1,800)	(163,052)	(15,220)
Fastenal Co.	(19,200)	(749,257)	(289,463)
FedEx Corp.	(1,600)	(126,575)	(20,561)
Fidelity National Information Services, Inc.	(2,600)	(73,883)	(12,229)
Finisar Corp.	(36,900)	(774,147)	30,612
First Horizon National Corp.	(42,500)	(327,662)	(113,488)
First Solar, Inc.	(10,400)	(482,134)	221,614
FirstMerit Corp.	(12,900)	(187,247)	(30,247)
FLIR Systems, Inc.	(42,800)	(1,104,226)	20,958
Flowers Foods, Inc.	(13,100)	(251,815)	(15,032)
FMC Technologies, Inc.	(2,300)	(119,924)	3,958
Forest City Enterprises, Inc.	(111,600)	(1,478,713)	(268,943)
Franklin Resources, Inc.	(3,800)	(394,290)	(77,024)
Freeport-McMoRan Copper & Gold, Inc.	(35,900)	(1,621,903)	256,267
FTI Consulting, Inc.	(16,700)	(638,004)	11,420
Gannett Co., Inc.	(74,800)	(892,309)	(254,375)
Gap, Inc./The	(40,800)	(837,362)	(229,150)
GATX Corp.	(19,500)	(752,654)	(33,196)
General Electric Co.	(91,400)	(1,587,725)	(246,673)
General Mills, Inc.	(4,000)	(155,441)	(2,359)
Genesee & Wyoming, Inc.	(4,100)	(222,121)	(1,657)
Gentex Corp.	(2,700)	(70,422)	4,272
Geo Group, Inc./The	(25,200)	(464,512)	(14,540)
Glacier BanCorp., Inc.	(5,800)	(71,896)	(14,756)
Goldman Sachs Group, Inc./The	(18,200)	(2,164,350)	(99,184)
Great Plains Energy, Inc.	(3,900)	(79,493)	440
Green Mountain Coffee Roasters, Inc.	(30,500)	(1,728,375)	299,755
H&R Block, Inc.	(43,500)	(649,571)	(66,874)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Hain Celestial Group, Inc./The	(400)	$(12,077)	$(5,447)
Hancock Holding Co.	(2,500)	(77,813)	(10,962)
Hanesbrands, Inc.	(14,800)	(392,941)	(44,251)
Harley-Davidson, Inc.	(10,600)	(425,294)	(94,954)
Harris Corp.	(42,000)	(1,637,668)	(255,692)
Harsco Corp.	(8,600)	(183,413)	(18,343)
Hartford Financial Services Group, Inc.	(4,300)	(90,070)	(574)
HealthSouth Corp.	(2,100)	(42,672)	(336)
Helmerich & Payne, Inc.	(5,000)	(280,819)	11,069
Hertz Global Holdings, Inc.	(118,500)	(1,373,772)	(408,468)
Hewlett-Packard Co.	(13,700)	(387,028)	60,557
Hexcel Corp.	(29,400)	(681,424)	(24,470)
Hologic, Inc.	(2,800)	(48,742)	(11,598)
Home Depot, Inc.	(30,300)	(1,167,605)	(356,788)
Honeywell International, Inc.	(800)	(45,058)	(3,782)
Hospira, Inc.	(30,400)	(1,042,708)	(93,948)
Hudson City BanCorp., Inc.	(92,700)	(603,813)	(73,824)
Huntsman Corp.	(100)	(967)	(434)
IDEX Corp.	(4,300)	(153,328)	(27,831)
IDEXX Laboratories, Inc.	(800)	(62,966)	(6,993)
Illinois Tool Works, Inc.	(7,500)	(388,415)	(39,985)
Intel Corp.	(36,900)	(873,161)	(164,098)
International Flavors & Fragrances, Inc.	(100)	(5,306)	(554)
International Paper Co.	(19,800)	(558,819)	(136,161)
Intersil Corp.	(3,100)	(31,568)	(3,152)
Intrepid Potash, Inc.	(35,700)	(964,587)	96,006
Intuit, Inc.	(2,600)	(138,964)	(17,374)
IPG Photonics Corp.	(1,600)	(92,778)	9,498
Iron Mountain, Inc.	(11,900)	(389,756)	47,036
iShares MSCI Emerging Markets Index Fund	(308,300)	(12,170,151)	(1,068,251)
ITC Holdings Corp.	(900)	(66,077)	(3,169)
Jack Henry & Associates, Inc.	(3,700)	(112,575)	(13,669)
Jarden Corp.	(5,100)	(153,183)	(51,990)
JB Hunt Transport Services, Inc.	(4,100)	(170,791)	(52,126)
JC Penney Co, Inc.	(8,800)	(290,152)	(21,632)
Jefferies Group, Inc.	(12,500)	(207,572)	(27,928)
JetBlue Airways Corp.	(107,300)	(497,217)	(27,480)
Johnson & Johnson	(5,300)	(340,649)	(8,939)
Johnson Controls, Inc.	(36,500)	(1,215,517)	29,997
JPMorgan Chase & Co.	(2,200)	(90,752)	(10,404)
Kansas City Southern	(300)	(21,145)	(362)
Kellogg Co.	(8,500)	(446,719)	(9,136)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kimberly-Clark Corp.	(600)	$(40,147)	$(4,187)
Kirby Corp.	(7,900)	(436,187)	(83,554)
KLA-Tencor Corp.	(1,200)	(57,223)	(8,081)
Knight Transportation, Inc.	(18,400)	(273,437)	(51,507)
Kohl’s Corp.	(4,900)	(233,609)	(11,538)
Kraft Foods, Inc.	(4,200)	(146,226)	(13,416)
L-3 Communications Holdings, Inc.	(200)	(13,809)	(345)
Laboratory Corp. of America Holdings	(3,200)	(268,630)	(24,298)
Lamar Advertising Co.	(34,600)	(797,286)	(324,100)
Leap Wireless International, Inc.	(152,500)	(1,149,870)	(181,455)
Legg Mason, Inc.	(38,700)	(1,041,503)	(39,388)
Leggett & Platt, Inc.	(22,100)	(474,721)	(33,800)
Lender Processing Services, Inc.	(29,100)	(486,633)	(269,967)
Lennar Corp.	(63,300)	(1,029,275)	(691,219)
Lennox International, Inc.	(2,600)	(78,246)	(26,534)
Liberty Global, Inc.	(4,000)	(161,075)	(39,245)
Life Time Fitness, Inc.	(24,200)	(974,791)	(249,003)
LifePoint Hospitals, Inc.	(7,600)	(266,006)	(33,739)
Lincoln National Corp.	(28,800)	(629,461)	(129,707)
Linear Technology Corp.	(2,500)	(71,713)	(12,537)
Lockheed Martin Corp.	(8,100)	(684,999)	(42,867)
Lowe’s Cos, Inc.	(21,700)	(536,470)	(144,475)
Ltd. Brands, Inc.	(27,300)	(1,137,258)	(173,142)
Lufkin Industries, Inc.	(7,500)	(518,216)	(86,659)
Lululemon Athletica, Inc.	(12,300)	(682,983)	(235,581)
M&T Bank Corp.	(100)	(8,220)	(468)
Markel Corp.	(500)	(198,066)	(26,404)
Marriott International, Inc.	(23,900)	(735,281)	(169,334)
Martin Marietta Materials, Inc.	(10,500)	(790,694)	(108,421)
Masco Corp.	(54,400)	(572,944)	(154,384)
Masimo Corp.	(13,600)	(272,379)	(45,589)
McCormick & Co., Inc.	(2,000)	(98,059)	(10,801)
McDonald’s Corp.	(2,000)	(179,305)	(16,895)
McMoRan Exploration Co.	(2,400)	(30,024)	4,344
MDU Resources Group, Inc.	(800)	(17,038)	(874)
Medicis Pharmaceutical Corp.	(2,700)	(87,162)	(14,331)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mednax, Inc.	(1,600)	$(112,657)	$(6,335)
Medtronic, Inc.	(11,200)	(398,608)	(40,320)
MEMC Electronic Materials, Inc.	(90,400)	(535,088)	208,744
Men’s Wearhouse, Inc./The	(5,800)	(214,084)	(10,782)
Merck & Co., Inc.	(31,800)	(1,148,357)	(72,763)
MetLife, Inc.	(40,200)	(1,346,528)	(154,942)
Mettler-Toledo International, Inc.	(300)	(45,783)	(9,642)
MGM Resorts International	(38,700)	(460,015)	(67,079)
Microchip Technology, Inc.	(600)	(21,200)	(1,120)
Micron Technology, Inc.	(146,900)	(918,624)	(271,266)
Microsoft Corp.	(8,000)	(250,722)	(7,278)
Mohawk Industries, Inc.	(4,100)	(242,541)	(30,150)
Mosaic Co./The	(2,000)	(112,693)	2,113
MSC Industrial Direct Co., Inc.	(1,000)	(68,922)	(14,358)
Mylan, Inc.	(52,600)	(1,095,878)	(137,592)
National Oilwell Varco, Inc.	(2,100)	(141,045)	(25,842)
NetApp, Inc.	(20,700)	(760,335)	(166,404)
Netflix, Inc.	(1,500)	(139,816)	(32,744)
Newell Rubbermaid, Inc.	(10,600)	(148,693)	(40,093)
NextEra Energy, Inc.	(7,800)	(451,294)	(25,130)
Northern Trust Corp.	(1,700)	(66,432)	(14,233)
Northrop Grumman
Corp.	(3,800)	(230,891)	(1,213)
NRG Energy, Inc.	(8,500)	(140,808)	7,613
Nu Skin Enterprises,
Inc.	(200)	(10,787)	(795)
Nuance
Communications,
Inc.	(27,100)	(627,498)	(65,720)
Nucor Corp.	(28,600)	(1,170,647)	(57,723)
Occidental
Petroleum Corp.	(800)	(75,053)	(1,131)
Old Republic
International Corp.	(157,800)	(1,493,534)	(171,256)
Omnicare, Inc.	(5,800)	(201,246)	(5,060)
Omnicom Group,
Inc.	(2,000)	(97,513)	(3,787)
Oracle Corp.	(8,600)	(258,503)	7,727
O’Reilly Automotive,
Inc.	(2,500)	(161,093)	(67,282)
Oshkosh Corp.	(7,300)	(164,057)	(5,084)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Owens Corning	(27,300)	$(825,109)	$(158,510)
PACCAR, Inc.	(12,200)	(514,814)	(56,512)
Parametric
Technology Corp.	(10,700)	(199,545)	(99,413)
Patterson Cos, Inc.	(1,900)	(60,548)	(2,912)
Paychex, Inc.	(100)	(3,165)	66
Peabody Energy
Corp.	(15,000)	(501,724)	67,324
Penske Automotive
Group, Inc.	(24,500)	(493,666)	(109,769)
Pentair, Inc.	(6,900)	(246,379)	(82,130)
Pepco Holdings, Inc.	(1,000)	(19,732)	842
PepsiCo, Inc.	(6,100)	(388,153)	(16,582)
Perrigo Co.	(1,300)	(122,780)	(11,523)
Pfizer, Inc.	(67,300)	(1,388,124)	(136,894)
PG&E Corp.	(1,200)	(50,118)	(1,974)
Pioneer Natural Resources Co.	(3,500)	(332,949)	(57,616)
Pitney Bowes, Inc.	(71,500)	(1,408,118)	151,148
Plantronics, Inc.	(14,400)	(481,764)	(97,980)
Polypore International, Inc.	(25,900)	(1,326,178)	415,534
PPG Industries, Inc.	(3,000)	(250,540)	(36,860)
PPL Corp.	(3,100)	(87,327)	(279)
Pr, Inc.ipal Financial Group, Inc.	(15,400)	(402,018)	(52,436)
Praxair, Inc.	(6,500)	(662,073)	(83,087)
Precision Castparts Corp.	(2,600)	(424,254)	(25,286)
priceline.com, Inc.	(1,700)	(878,364)	(341,386)
Progressive Corp./The	(20,900)	(396,299)	(88,163)
Promctor & Gamble Co.	(2,500)	(165,341)	(2,684)
Prosperity Bancshares, Inc.	(1,500)	(63,612)	(5,088)
Prudential Financial, Inc.	(7,800)	(439,710)	(54,732)
PSS World Medical, Inc.	(8,700)	(203,015)	(17,443)
QUALCOMM, Inc.	(10,500)	(553,753)	(160,457)
Quality Systems, Inc.	(9,000)	(373,384)	(20,186)
Quanta Services, Inc.	(1,400)	(28,980)	(280)
Quest Diagnostics, Inc.	(2,800)	(147,515)	(23,705)
Questar Corp.	(3,400)	(62,481)	(3,003)
Quicksilver Resources, Inc.	(32,900)	(256,584)	90,768
Rackspace Hosting, Inc.	(8,200)	(402,684)	(71,194)
Ralph Lauren Corp.	(1,100)	(159,354)	(32,409)
Range Resources Corp.	(5,300)	(341,322)	33,180
Regal-Beloit Corp.	(3,100)	(155,603)	(47,602)
Regions Financial Corp.	(55,000)	(216,024)	(146,426)
Rent-A-Center, Inc.	(12,300)	(407,604)	(56,721)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Republic Services, Inc.	(400)	$(11,896)	$(328)
ResMed, Inc.	(14,800)	(406,667)	(50,801)
RF Micro Devices, Inc.	(12,500)	(61,988)	(262)
Riverbed Technology, Inc.	(6,600)	(175,483)	(9,845)
Robert Half International, Inc.	(17,900)	(445,512)	(96,858)
Rockwell Collins, Inc.	(5,300)	(303,848)	(1,220)
Roper Industries, Inc.	(7,900)	(665,362)	(118,002)
Rosetta Resources, Inc.	(2,000)	(100,163)	2,643
Rovi Corp.	(11,700)	(359,455)	(21,380)
Safeway, Inc.	(31,500)	(656,590)	19,975
Saks, Inc.	(17,700)	(182,214)	(23,283)
Salesforce.com, Inc.	(16,700)	(1,956,906)	(623,411)
Salix Pharmaceuticals Ltd.	(9,900)	(453,856)	(65,894)
Sanderson Farms, Inc.	(10,200)	(499,586)	(41,320)
SanDisk Corp.	(26,200)	(1,269,472)	(29,786)
SandRidge Energy, Inc.	(92,600)	(700,864)	(24,194)
SBA Communications Corp.	(7,400)	(284,702)	(91,292)
SCANA Corp.	(1,200)	(51,100)	(3,632)
Schnitzer Steel Industries , Inc.	(10,700)	(469,828)	42,951
Sherwin-Williams Co./The	(100)	(7,470)	(3,397)
Silicon Laboratories, Inc.	(9,100)	(342,022)	(49,278)
Skyworks Solutions, Inc.	(3,800)	(76,928)	(28,142)
Smithfield Foods, Inc.	(30,400)	(663,234)	(6,478)
Sonoco Products Co.	(400)	(12,739)	(541)
Southern Co.	(13,600)	(584,013)	(27,035)
Southwest Airlines Co.	(11,600)	(98,327)	2,743
Spirit Aerosystems Holdings, Inc.	(1,100)	(27,989)	1,083
St Jude Medical, Inc.	(600)	(25,388)	(1,198)
Stanley Black & Decker, Inc.	(1,900)	(135,900)	(10,324)
Starwood Hotels & Resorts Worldwide , Inc.	(5,800)	(284,093)	(43,085)
Stericycle, Inc.	(2,300)	(181,044)	(11,328)
STERIS Corp.	(10,900)	(321,549)	(23,109)
Stryker Corp.	(700)	(37,030)	(1,806)
Sunoco, Inc.	(6,500)	(209,401)	(38,574)
SunTrust Banks, Inc.	(25,000)	(552,205)	(52,045)
Superior Energy Services, Inc.	(1,000)	(29,580)	3,220
SVB Financial Group	(8,500)	(394,608)	(152,282)
Swift Energy Co.	(6,200)	(197,388)	17,402
Synovus Financial Corp.	(888,600)	(1,282,287)	(539,343)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sysco Corp.	(16,100)	$(458,181)	$(22,565)
T Rowe Price Group, Inc.	(22,800)	(1,217,774)	(271,066)
Take-Two Interactive Software, Inc.	(14,800)	(202,104)	(25,594)
Target Corp.	(5,000)	(252,510)	(38,840)
TCF Financial Corp.	(17,100)	(179,464)	(23,855)
TECO Energy, Inc.	(500)	(9,289)	514
Teleflex, Inc.	(800)	(45,423)	(3,497)
Telephone & Data Systems, Inc.	(2,934)	(68,894)	972
Tempur-Pedic International, Inc.	(5,500)	(378,395)	(85,970)
Tenneco, Inc.	(2,700)	(87,914)	(12,391)
Terex Corp.	(14,200)	(214,263)	(105,237)
Tesoro Corp.	(17,200)	(474,373)	12,725
Texas Instruments, Inc.	(21,200)	(631,971)	(80,561)
Textron, Inc.	(32,700)	(614,978)	(295,063)
Thermo Fisher Scientific, Inc.	(500)	(28,160)	(30)
Tidewater, Inc.	(13,000)	(670,754)	(31,506)
Tiffany & Co.	(15,700)	(1,056,327)	(29,014)
Time Warner, Inc.	(16,600)	(563,915)	(62,735)
Titanium Metals Corp.	(33,800)	(531,320)	72,992
Toll Brothers, Inc.	(8,000)	(131,822)	(60,098)
Torchmark Corp.	(1,100)	(46,903)	(7,932)
TransDigm Group, Inc.	(400)	(38,179)	(8,125)
TreeHouse Foods, Inc.	(8,600)	(488,391)	(23,309)
Trinity Industries, Inc.	(2,900)	(75,697)	(19,858)
Triumph Group, Inc.	(16,300)	(847,082)	(174,276)
Under Armour, Inc.	(17,200)	(1,298,589)	(318,211)
Union Pacific Corp.	(200)	(20,886)	(610)
United Continental Holdings, Inc.	(20,800)	(438,521)	(8,679)
United Natural Foods, Inc.	(3,000)	(115,356)	(24,624)
United Parcel Service, Inc.	(10,700)	(749,577)	(114,127)
United Technologies Corp.	(1,600)	(121,883)	(10,821)
United Therapeutics Corp.	(1,300)	(61,849)	580
UnitedHealth Group, Inc.	(16,100)	(801,897)	(147,037)
Universal Corp.	(700)	(28,458)	(4,162)
Urban Outfitters, Inc.	(55,200)	(1,501,068)	(105,804)
US BanCorp.	(3,200)	(93,780)	(7,596)
Vail Resorts, Inc.	(15,300)	(640,201)	(21,524)
Valmont Industries, Inc.	(200)	(17,608)	(5,874)
Valspar Corp.	(1,300)	(53,202)	(9,575)
ValueClick, Inc.	(19,300)	(319,982)	(61,000)
Varian Medical Systems, Inc.	(700)	(47,790)	(482)
VCA Antech, Inc.	(25,200)	(481,148)	(103,744)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Vectren Corp.	(400)	$(11,700)	$76
Verizon Communications, Inc.	(1,200)	(46,353)	477
VF Corp.	(100)	(12,569)	(2,029)
Virgin Media, Inc.	(44,600)	(1,077,082)	(37,026)
Viropharma, Inc.	(4,200)	(122,555)	(3,739)
Visa, Inc.	(10,400)	(931,000)	(296,200)
Volcano Corp.	(17,300)	(445,564)	(44,891)
Waddell & Reed Financial, Inc.	(20,200)	(582,233)	(72,449)
Walgreen Co.	(8,700)	(295,492)	4,129
Wal-Mart Stores, Inc.	(11,700)	(652,479)	(63,561)
Walt Disney Co./The	(4,700)	(169,587)	(36,179)
Waste Management, Inc.	(9,900)	(318,291)	(27,813)
Watsco, Inc.	(11,300)	(680,789)	(155,863)
Wells Fargo & Co.	(2,200)	(65,511)	(9,597)
Wendy’s Co./The	(13,900)	(72,308)	2,669
WESCO International, Inc.	(13,500)	(664,444)	(217,241)
Westar Energy, Inc.	(3,900)	(101,230)	(7,697)
Western Union Co./The	(53,700)	(951,148)	6,028
Whirlpool Corp.	(7,300)	(344,699)	(216,379)
Williams Cos, Inc./The	(1,200)	(32,010)	(4,962)
Windstream Corp.	(9,800)	(115,483)	725
WMS Industries, Inc.	(21,500)	(434,710)	(75,485)
Woodward, Inc.	(15,600)	(511,972)	(156,176)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
World Fuel Services Corp.	(1,600)	$(76,430)	$10,830
Worthington Industries, Inc.	(5,700)	(96,396)	(12,930)
WR Berkley Corp.	(4,000)	(131,507)	(12,973)
Xcel Energy, Inc.	(400)	(10,095)	(493)
Xerox Corp.	(54,400)	(441,489)	1,937
Xilinx, Inc.	(3,600)	(115,886)	(15,262)
Zimmer Holdings, Inc.	(1,900)	(111,231)	(10,901)
Zions BanCorporation	(68,700)	(1,171,651)	(302,651)

			(24,230,728)

Total Short Positions			(24,376,412)

Total of Long and Short Positions of Portfolio Swap			1,373,953

Net Cash and Other Receivables (b)			(26,534)

Swaps, at Value			$1,347,419

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swap* Outstanding at March 31, 2012

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
Morgan Stanley	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	07/24/2012-08/08/2013	$1,098,765

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values with in the total return basket swap as of March 31, 2012.

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions
Canada
Astral Media, Inc.	28,182	CAD	1,363,524	$4,159
Flint Energy Services Ltd.	21,707		538,156	2,790
Minefinders Corp. Ltd.	270,342		$3,852,721	(94,967)
NAL Energy Corp.	1,122		CAD 9,171	(252)
Provident Energy Ltd.	194,422		2,208,732	132,447
TMX Group, Inc.	24,380		1,046,696	45,644
Viterra, Inc.	66,393		1,056,850	(539)

				89,282

Netherlands
TNT Express NV	98,757	EUR	915,305	(335)

United States
AboveNet, Inc.	15,934		$1,321,490	(2,155)
Advance America
Cash Advance Centers, Inc.	54,393		566,963	3,619
Central Vermont Public Service Corp.	29,688		1,038,977	6,041
CH Energy Group, Inc.	11,710		771,387	10,022
CVR Energy, Inc.	14,000		374,721	(221)
Delphi Financial Group, Inc.	56,120		2,481,830	30,662
Dollar Thrifty
Automotive Group, Inc.	11,481		730,424	198,504
Goodrich Corp.	27,967		3,452,070	56,110
Harleysville Group, Inc.	30,749		1,796,642	(22,424)
Jakks Pacific, Inc.	49,387		959,661	(97,858)
LoopNet, Inc.	108,655		1,922,155	118,386
Medco Health Solutions, Inc.	51,364		2,904,885	706,004
Motorola Mobility Holdings, Inc.	69,386		2,697,000	25,706
Novellus Systems, Inc.	103,988		4,465,992	724,049
NSTAR	17,969		797,824	76,009
Prestige Brands Holdings, Inc.	11,507		186,565	14,577

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Progress Energy, Inc.	94,019		$4,945,754	$47,595
RSC Holdings, Inc.	145,178		2,751,096	528,475
Solutia, Inc.	122,632		3,395,532	30,807
Taleo Corp.	16,757		764,170	5,479
The Pep Boys- Manny, Moe & Jack	18,964		283,245	(302)
Thomas & Betts Corp.	24,654		1,757,007	15,862
Venoco, Inc.	159,314		1,688,148	38,816
Zoll Medical Corp.	36,410		3,375,485	(2,827)

				2,510,936

Total Long Positions				2,599,883

REFERENCE ENTITY	SHARES	NOTIONAL (a)		NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions
Canada
Pan American Silver Corp.	(146,997)		$(3,371,551)	128,797
Pembina Pipeline Corp.	(83,663)	CAD	(2,270,342)	(87,504)
Pengrowth Energy Corp.	(1,123)		(10,805)	305

				41,598

United States
CoStar Group, Inc.	(4,085)		$(219,897)	(62,173)
Duke Energy Corp.	(247,855)		(5,097,895)	(109,539)
Eastman Chemical Co.	(15,142)		(790,201)	7,511
Express Scripts, Inc.	(42,434)		(1,953,326)	(345,748)
Hertz Global Holdings, Inc.	(9,890)		(103,351)	(45,394)
Lam Research Corp.	(116,536)		(4,489,289)	(710,547)
Northeast Utilities	(23,642)		(815,325)	(62,266)
United Rentals, Inc.	(40,554)		(1,242,336)	(497,025)

				(1,825,181)

Total Short Positions				(1,783,583)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2012 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total of Long and Short Positions of Portfolio Swap	816,300

Net Cash and Other Receivables (b)	282,465

Swaps, at Value	$1,098,765

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.6%	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.9%
Abercrombie & Fitch Co., Class A	6,400	$317,504
Advance Auto Parts, Inc.	2,300	203,711
Amazon.com, Inc. †	13,000	2,632,630
Apollo Group, Inc., Class A †	8,300	320,712
AutoNation, Inc. †(a)	14,700	504,357
AutoZone, Inc. †	4,000	1,487,200
Bed Bath & Beyond, Inc. †	18,700	1,229,899
Big Lots, Inc. †	7,800	335,556
BorgWarner, Inc. †(a)	8,700	733,758
Brinker International, Inc. (a)	12,400	341,620
Buckle, Inc./The	7,400	354,460
Carter’s, Inc. †	7,700	383,229
CBS Corp., Class B	45,800	1,553,078
Chipotle Mexican Grill, Inc. †	4,400	1,839,200
Cinemark Holdings, Inc.	15,800	346,810
Clear Channel Outdoor Holdings, Inc., Class A †	9,300	74,214
Coach, Inc.	21,707	1,677,517
Comcast Corp., Class A	42,100	1,263,421
Deckers Outdoor Corp. †(a)	5,600	353,080
Dick’s Sporting Goods, Inc. (a)	4,600	221,168
Dillard’s, Inc., Class A (a)	10,500	661,710
DIRECTV, Class A †	7,800	384,852
Discovery Communications, Inc., Class A †	3,166	160,200
DISH Network Corp., Class A	29,800	981,314
Dollar General Corp. †	29,000	1,339,800
Dollar Tree, Inc. †	19,200	1,814,208
Domino’s Pizza, Inc.	10,800	392,040
DSW, Inc., Class A	6,600	361,482
Expedia, Inc. (a)	12,700	424,688
Family Dollar Stores, Inc.	4,900	310,072
Foot Locker, Inc.	7,900	245,295
Fossil, Inc. †	6,900	910,662
Gentex Corp. (a)	13,000	318,500
Genuine Parts Co.	16,500	1,035,375
Goodyear Tire & Rubber Co./The †	21,900	245,718
H&R Block, Inc.	25,400	418,338
Harley-Davidson, Inc.	13,200	647,856
Hasbro, Inc.	3,200	117,504
Home Depot, Inc./The	100,000	5,031,000
HSN, Inc.	8,000	304,240
Hyatt Hotels Corp., Class A †	10,100	431,472
JC Penney Co., Inc. (a)	22,800	807,804
Las Vegas Sands Corp.	13,800	794,466
Liberty Global, Inc., Class A †	4,300	215,344
Liberty Media Corp. - Liberty Capital, Class A †	6,300	555,345
LKQ Corp. †	10,700	333,519
Ltd. Brands, Inc.	29,600	1,420,800
Macy’s, Inc.	44,800	1,779,904
Mattel, Inc. (a)	33,000	1,110,780
McDonald’s Corp.	66,900	6,562,890
McGraw-Hill Cos., Inc./The	24,400	1,182,668
News Corp., Class A	93,900	1,848,891
NIKE, Inc., Class B	30,400	3,296,576
Nordstrom, Inc.	11,100	618,492
O’Reilly Automotive, Inc. †	12,400	1,132,740
Panera Bread Co., Class A †	2,400	386,208
PetSmart, Inc.	9,200	526,424
Polaris Industries, Inc.	10,200	735,930
priceline.com, Inc. †	2,826	2,027,655
Ralph Lauren Corp.	8,000	1,394,640
Rent-A-Center, Inc.	8,000	302,000

	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.9% (continued)
Ross Stores, Inc.	24,800	$ 1,440,880
Sally Beauty Holdings, Inc. †	22,600	560,480
Signet Jewelers Ltd. (Bermuda)	3,900	184,392
Sirius XM Radio, Inc. †(a)	148,900	343,959
Six Flags Entertainment Corp.	7,600	355,452
Starbucks Corp.	65,734	3,673,873
Target Corp.	7,700	448,679
Tempur-Pedic International, Inc. †	8,800	742,984
Tenneco, Inc. †	3,100	115,165
Tiffany & Co.	5,500	380,215
Time Warner Cable, Inc.	6,400	521,600
Time Warner, Inc.	22,200	838,050
TJX Cos., Inc.	63,000	2,501,730
Tractor Supply Co.	8,000	724,480
Tupperware Brands Corp.	4,600	292,100
Ulta Salon Cosmetics & Fragrance, Inc.	8,300	770,987
Under Armour, Inc., Class A †	6,900	648,600
VF Corp.	13,800	2,014,524
Viacom, Inc., Class B	13,100	621,726
Weight Watchers International, Inc.	8,600	663,834
Wolverine World Wide, Inc.	8,400	312,312
Wyndham Worldwide Corp.	8,300	386,033
Wynn Resorts Ltd.	3,900	487,032
Yum! Brands, Inc.	26,800	1,907,624

		80,679,237

Consumer Staples - 14.7%
Altria Group, Inc.	128,900	3,979,143
Beam, Inc.	5,400	316,278
Brown-Forman Corp., Class B	3,800	316,882
Casey’s General Stores, Inc.	5,900	327,214
Church & Dwight Co., Inc.	12,500	614,875
Coca-Cola Co./The	49,100	3,633,891
Coca-Cola Enterprises, Inc.	6,823	195,138
Colgate-Palmolive Co.	35,800	3,500,524
ConAgra Foods, Inc.	20,200	530,452
Corn Products International, Inc.	4,600	265,190
Costco Wholesale Corp.	34,600	3,141,680
CVS Caremark Corp.	73,400	3,288,320
Darling International, Inc. †	15,500	270,010
Estee Lauder Cos., Inc./The, Class A	32,300	2,000,662
General Mills, Inc.	42,700	1,684,515
Green Mountain Coffee Roasters, Inc. †(a)	15,500	726,020
Herbalife Ltd. (Cayman Islands)	12,700	874,014
Hershey Co./The	21,600	1,324,728
HJ Heinz Co.	13,300	712,215
Hormel Foods Corp. (a)	19,500	575,640
JM Smucker Co./The	6,800	553,248
Kellogg Co.	6,500	348,595
Kimberly-Clark Corp.	32,100	2,371,869
Kraft Foods, Inc., Class A	107,800	4,097,478
Kroger Co./The	14,700	356,181
Lorillard, Inc.	11,600	1,501,968
McCormick & Co., Inc. (a)	3,300	179,619
Mead Johnson Nutrition Co.	13,100	1,080,488
Monster Beverage Corp. †	24,600	1,527,414
Nu Skin Enterprises, Inc., Class A (a)	5,900	341,669
Philip Morris International, Inc.	99,400	8,807,834
Pricesmart, Inc. (a)	7,900	575,199
Procter & Gamble Co./The	20,500	1,377,805
Reynolds American, Inc.	48,400	2,005,696
Sara Lee Corp.	44,800	964,544
Smithfield Foods, Inc. †	14,000	308,420

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 14.7% (continued)
Sysco Corp.	13,700	$409,082
TreeHouse Foods, Inc. †	4,700	279,650
Tyson Foods, Inc., Class A	22,700	434,705
Wal-Mart Stores, Inc.	91,200	5,581,440
Whole Foods Market, Inc.	15,000	1,248,000

		62,628,295

Energy - 4.5%
Atwood Oceanics, Inc. †	7,100	318,719
Berry Petroleum Co., Class A (a)	3,600	169,668
Cabot Oil & Gas Corp.	20,800	648,336
CARBO Ceramics, Inc. (a)	3,900	411,255
Chevron Corp.	46,900	5,029,556
Cobalt International Energy, Inc. †	13,600	408,408
Concho Resources, Inc. †	5,200	530,816
Continental Resources, Inc. †(a)	9,100	780,962
CVR Energy, Inc. †	16,300	436,025
Dresser-Rand Group, Inc. †	3,600	167,004
Energen Corp.	2,800	137,620
Energy XXI Bermuda Ltd. (Bermuda) †(a)	4,500	162,495
EOG Resources, Inc.	900	99,990
EQT Corp.	14,200	684,582
Exxon Mobil Corp.	15,000	1,300,950
FMC Technologies, Inc. †	6,600	332,772
Golar LNG Ltd. (Bermuda)	10,300	391,915
HollyFrontier Corp.	18,200	585,130
Key Energy Services, Inc. †(a)	18,800	290,460
Lufkin Industries, Inc. (a)	1,900	153,235
Marathon Oil Corp.	5,400	171,180
Oceaneering International, Inc.	7,300	393,397
Oil States International, Inc. †	2,600	202,956
Range Resources Corp.	9,900	575,586
Rosetta Resources, Inc. †(a)	10,000	487,600
SM Energy Co.	8,300	587,391
Spectra Energy Corp.	28,100	886,555
Sunoco, Inc.	4,400	167,860
Tesoro Corp. †	20,700	555,588
Tidewater, Inc.	2,900	156,658
Williams Cos., Inc./The	44,700	1,377,207
World Fuel Services Corp. (a)	7,000	287,000
WPX Energy, Inc. †	10,366	186,691

		19,075,567

Financials - 6.9%
American Campus Communities, Inc. REIT	7,300	326,456
American Capital Ltd. †	17,800	154,326
American Express Co.	54,400	3,147,584
American Financial Group, Inc.	8,200	316,356
American Tower Corp. REIT	12,000	756,240
Aon Corp.	11,400	559,284
Arch Capital Group Ltd. (Bermuda) †	13,000	484,120
AvalonBay Communities, Inc. REIT	7,300	1,031,855
BGC Partners, Inc., Class A	14,300	105,677
Boston Properties, Inc. REIT	10,900	1,144,391
Camden Property Trust REIT	3,800	249,850
Capital One Financial Corp.	5,400	300,996
Capitol Federal Financial, Inc.	26,600	315,476
Chubb Corp/The	23,600	1,630,996
Digital Realty Trust, Inc. REIT (a)	10,100	747,097
Discover Financial Services	39,000	1,300,260
Douglas Emmett, Inc. REIT (a)	8,500	193,885
Equity Residential REIT (a)	13,200	826,584
Erie Indemnity Co., Class A	2,000	155,880
Essex Property Trust, Inc. REIT	1,800	272,718
Extra Space Storage, Inc. REIT (a)	11,900	342,601

	SHARES	VALUE (Note 3)
Financials - 6.9% (continued)
Fidelity National Financial, Inc., Class A	21,800	$393,054
General Growth Properties, Inc. REIT	8,100	137,619
HCP, Inc. REIT	28,800	1,136,448
Health Care REIT, Inc. REIT	15,300	840,888
Leucadia National Corp.	7,700	200,970
Marsh & McLennan Cos., Inc.	39,900	1,308,321
Mid-America Apartment Communities, Inc. REIT	1,800	120,654
Moody’s Corp. (a)	18,400	774,640
NASDAQ OMX Group, Inc./The †	5,000	129,500
Post Properties, Inc. REIT	5,900	276,474
ProLogis, Inc. REIT	8,130	292,843
Public Storage REIT	17,600	2,431,792
Rayonier, Inc. REIT	13,850	610,646
RenaissanceRe Holdings Ltd. (Bermuda)	4,100	310,493
Rouse Properties, Inc. REIT †(a)	303	4,103
Signature Bank †	5,800	365,632
Simon Property Group, Inc. REIT	24,500	3,569,160
SL Green Realty Corp. REIT	1,200	93,060
Taubman Centers, Inc. REIT	6,500	474,175
UDR, Inc. REIT	7,900	211,009
US Bancorp	21,800	690,624
Weingarten Realty Investors REIT	5,400	142,722
Weyerhaeuser Co. REIT	7,100	155,632
WR Berkley Corp.	13,700	494,844

		29,527,935

Health Care - 16.2%
Abbott Laboratories	81,400	4,989,006
Aetna, Inc.	25,600	1,284,096
Alexion Pharmaceuticals, Inc. †	20,300	1,885,058
Allergan, Inc.	22,800	2,175,804
AMERIGROUP Corp. †	5,100	343,128
AmerisourceBergen Corp.	15,000	595,200
Amgen, Inc.	37,700	2,563,223
Ariad Pharmaceuticals, Inc. †	25,500	406,725
athenahealth, Inc. †(a)	6,800	504,016
Baxter International, Inc.	7,300	436,394
Biogen Idec, Inc. †	21,700	2,733,549
BioMarin Pharmaceutical, Inc. †	13,400	458,950
Bristol-Myers Squibb Co.	113,900	3,844,125
Cardinal Health, Inc.	22,500	969,975
Catalyst Health Solutions, Inc. †	5,500	350,515
Celgene Corp. †	20,400	1,581,408
Cepheid, Inc. †	11,200	468,496
Cerner Corp. †	15,500	1,180,480
Cigna Corp.	22,700	1,117,975
Cooper Cos., Inc./The	1,500	122,565
Coventry Health Care, Inc.	8,000	284,560
Cubist Pharmaceuticals, Inc. †(a)	8,600	371,950
Eli Lilly & Co.	62,500	2,516,875
Gen-Probe, Inc. †	3,700	245,717
Gilead Sciences, Inc. †	19,700	962,345
Henry Schein, Inc. †	4,600	348,128
Hill-Rom Holdings, Inc.	3,500	116,935
HMS Holdings Corp. †	5,700	177,897
Humana, Inc.	13,000	1,202,240
IDEXX Laboratories, Inc. †	4,000	349,800
Intuitive Surgical, Inc. †	3,500	1,896,125
Jazz Pharmaceuticals PLC †	8,000	387,760
Johnson & Johnson	84,700	5,586,812
McKesson Corp.	16,300	1,430,651
Medicis Pharmaceutical Corp., Class A	9,100	342,069

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 16.2% (continued)
Merck & Co., Inc.	117,300	$4,504,320
Omnicare, Inc.	8,700	309,459
Onyx Pharmaceuticals, Inc. †	7,100	267,528
Perrigo Co.	9,300	960,783
Pfizer, Inc.	376,400	8,529,224
Questcor Pharmaceuticals, Inc. †(a)	15,400	579,348
Regeneron Pharmaceuticals, Inc. †	11,900	1,387,778
SXC Health Solutions Corp. †	5,900	442,264
UnitedHealth Group, Inc.	63,600	3,748,584
Vertex Pharmaceuticals, Inc. †	13,300	545,433
ViroPharma, Inc. †	10,700	321,749
Watson Pharmaceuticals, Inc. †	11,800	791,308
WellCare Health Plans, Inc. †	10,500	754,740
WellPoint, Inc.	20,200	1,490,760

		68,863,830

Industrials - 6.1%
Acacia Research Corp. †	8,700	363,138
Acuity Brands, Inc.	2,600	163,358
Alaska Air Group, Inc. †	7,800	279,396
Amerco, Inc.	1,900	200,469
AMETEK, Inc.	4,600	223,146
Chart Industries, Inc. †	5,200	381,316
Clean Harbors, Inc. †	4,800	323,184
Copa Holdings SA, Class A	5,000	396,000
Copart, Inc. †	14,400	375,408
CSX Corp.	12,300	264,696
Cummins, Inc.	3,600	432,144
Dollar Thrifty Automotive Group, Inc. †	4,300	347,913
Donaldson Co., Inc.	8,800	314,424
Fastenal Co. (a)	33,500	1,812,350
Fluor Corp.	2,700	162,108
Fortune Brands Home & Security, Inc. †	5,400	119,178
Gardner Denver, Inc.	2,100	132,342
Genesee & Wyoming, Inc., Class A †	2,300	125,534
Goodrich Corp.	2,800	351,232
Hexcel Corp. †(a)	15,700	376,957
Hubbell, Inc., Class B	3,700	290,746
IHS, Inc., Class A †	4,100	383,965
Iron Mountain, Inc. (a)	17,400	501,120
JB Hunt Transport Services, Inc.	14,400	782,928
Kansas City Southern †	7,900	566,351
KBR, Inc.	3,900	138,645
Kennametal, Inc.	7,500	333,975
Kirby Corp. †	4,600	302,634
Lockheed Martin Corp.	15,100	1,356,886
Mueller Industries, Inc.	6,500	295,425
Nordson Corp. (a)	3,200	174,432
Norfolk Southern Corp.	26,700	1,757,661
Old Dominion Freight Line, Inc. †	7,400	352,758
Pall Corp.	7,000	417,410
Polypore International, Inc. †(a)	10,200	358,632
Precision Castparts Corp.	10,200	1,763,580
Robbins & Myers, Inc.	6,700	348,735
SPX Corp.	4,900	379,897
Stericycle, Inc. †	7,700	644,028
Timken Co.	3,700	187,738
Towers Watson & Co., Class A	5,000	330,350
TransDigm Group, Inc. †	4,900	567,224
Triumph Group, Inc. (a)	6,300	394,758
Union Pacific Corp.	29,100	3,127,668
United Parcel Service, Inc., Class B	1,300	104,936
Verisk Analytics, Inc., Class A †	8,300	389,851
WABCO Holdings, Inc. †	2,900	175,392
Wabtec Corp.	4,400	331,628
Waste Connections, Inc.	8,300	269,999

	SHARES	VALUE (Note 3)
Industrials - 6.1% (continued)
Werner Enterprises, Inc. (a)	10,900	$270,974
Woodward, Inc.	3,200	137,056
WW Grainger, Inc.	7,400	1,589,594

		26,171,269

Information Technology - 21.3%
Acme Packet, Inc. †(a)	6,600	181,632
Alliance Data Systems Corp. †(a)	4,600	579,416
ANSYS, Inc. †	5,600	364,112
Apple, Inc. †	47,600	28,534,772
Ariba, Inc. †	14,400	471,024
Arrow Electronics, Inc. †	8,600	360,942
Automatic Data Processing, Inc.	36,300	2,003,397
Cadence Design Systems, Inc. †(a)	23,600	279,424
Cisco Systems, Inc.	57,700	1,220,355
Citrix Systems, Inc. †	1,300	102,583
Cypress Semiconductor Corp. †	6,900	107,847
Dell, Inc. †(a)	56,200	932,920
eBay, Inc. †	11,200	413,168
Electronic Arts, Inc. †	30,800	507,584
Equinix, Inc. †	5,800	913,210
F5 Networks, Inc. †	3,200	431,872
Factset Research Systems, Inc. (a)	1,300	128,752
Fairchild Semiconductor International, Inc. †	7,700	113,190
Fortinet, Inc. †	19,300	533,645
Gartner, Inc. †	6,200	264,368
IAC/InterActiveCorp	6,700	328,903
Informatica Corp. †	2,300	121,670
Intel Corp.	287,900	8,092,869
InterDigital, Inc. (a)	6,200	216,132
International Business Machines Corp.	63,100	13,165,815
Intuit, Inc.	8,200	493,066
IPG Photonics Corp. †	3,700	192,585
Jabil Circuit, Inc.	15,000	376,800
Jack Henry & Associates, Inc.	8,800	300,256
KLA - Tencor Corp.	11,300	614,946
Mastercard, Inc., Class A	8,100	3,406,374
Maxim Integrated Products, Inc.	21,200	606,108
Microsoft Corp.	258,900	8,349,525
Molex, Inc.	9,000	253,080
Motorola Solutions, Inc.	19,400	986,102
NCR Corp. †	8,300	180,193
NetSuite, Inc. †	8,500	427,465
NeuStar, Inc., Class A †	8,700	324,075
Nuance Communications, Inc. †(a)	23,600	603,688
Oracle Corp.	21,100	615,276
Polycom, Inc. †	7,200	137,304
QUALCOMM, Inc.	29,500	2,006,590
Rackspace Hosting, Inc. †(a)	11,300	653,027
Riverbed Technology, Inc. †(a)	4,500	126,360
SolarWinds, Inc. †	12,600	486,990
Solera Holdings, Inc.	5,700	261,573
Teradata Corp. †	14,100	960,915
TIBCO Software, Inc. †	20,000	610,000
Total System Services, Inc.	15,100	348,357
Trimble Navigation Ltd. †	3,400	185,028
Universal Display Corp. †(a)	8,600	314,158
VeriFone Systems, Inc. †(a)	8,300	430,521
Visa, Inc., Class A	39,900	4,708,200
Vishay Intertechnology, Inc. †(a)	8,200	99,712
VMware, Inc., Class A †	7,300	820,301
Xilinx, Inc.	9,300	338,799
Zebra Technologies Corp., Class A †	3,200	131,776

		90,718,752

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Materials - 2.4%
Albemarle Corp.	4,000	$255,680
Allied Nevada Gold Corp. †(a)	15,600	507,468
Ball Corp. (a)	5,200	222,976
Carpenter Technology Corp.	5,700	297,711
Celanese Corp., Series A	7,000	323,260
CF Industries Holdings, Inc.	4,400	803,660
Eastman Chemical Co.	2,500	129,225
Ecolab, Inc.	18,600	1,147,992
International Flavors & Fragrances, Inc.	6,500	380,900
International Paper Co.	23,200	814,320
MeadWestvaco Corp.	5,200	164,268
Monsanto Co.	11,800	941,168
NewMarket Corp.	1,600	299,840
Newmont Mining Corp.	18,900	969,003
Praxair, Inc.	6,900	791,016
Rockwood Holdings, Inc. †	5,700	297,255
Royal Gold, Inc.	9,900	645,678
Sherwin-Williams Co./The	9,100	988,897
SunCoke Energy, Inc. †	2,334	33,166
WR Grace & Co. †	3,700	213,860

		10,227,343

Telecommunication Services - 1.9%
AT&T, Inc.	105,300	3,288,519
Crown Castle International Corp. †	7,600	405,384
Level 3 Communications, Inc. †	21,386	550,262
Verizon Communications, Inc.	100,200	3,830,646

		8,074,811

Utilities - 6.7%
AGL Resources, Inc.	7,100	278,462
Alliant Energy Corp.	7,000	303,240
Ameren Corp.	10,100	329,058
American Electric Power Co., Inc.	36,000	1,388,880
American Water Works Co., Inc.	20,500	697,615
Atmos Energy Corp.	9,100	286,286
Calpine Corp. †	27,100	466,391
CenterPoint Energy, Inc.	46,900	924,868
Cleco Corp. (a)	8,100	321,165
CMS Energy Corp. (a)	14,000	308,000
Consolidated Edison, Inc.	36,300	2,120,646
Dominion Resources, Inc.	44,700	2,289,087
DTE Energy Co.	16,600	913,498
Duke Energy Corp.	121,400	2,550,614
Edison International	16,900	718,419
Exelon Corp.	13,200	517,572
FirstEnergy Corp.	33,900	1,545,501
Hawaiian Electric Industries, Inc. (a)	11,500	291,525
ITC Holdings Corp.	7,500	577,050
National Fuel Gas Co.	5,400	259,848
NextEra Energy, Inc.	20,500	1,252,140
NiSource, Inc.	25,700	625,795
Northeast Utilities	14,800	549,376
OGE Energy Corp.	7,300	390,550
ONEOK, Inc.	11,200	914,592
Pinnacle West Capital Corp.	7,600	364,040
Portland General Electric Co.	12,000	299,760
PPL Corp.	40,800	1,153,008
Public Service Enterprise Group, Inc.	8,800	269,368
Questar Corp. (a)	15,300	294,678
Sempra Energy	6,900	413,724
Southern Co.	68,300	3,068,719
UIL Holdings Corp.	7,700	267,652
WGL Holdings, Inc.	6,900	280,830

	SHARES	VALUE (Note 3)
Utilities - 6.7% (continued)
Wisconsin Energy Corp.	8,700	$306,066
Xcel Energy, Inc.	30,600	809,982

		28,348,005

TOTAL COMMON STOCKS (cost $372,328,790)		424,315,044

MONEY MARKET FUNDS - 0.5%
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $2,132,421)	2,132,421	2,132,421

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (2)(b)(c)
(cost $7,069,512)	7,069,512	7,069,512

TOTAL INVESTMENTS - 101.8% (cost $381,530,723)		433,516,977

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%) (d)		(7,503,625)

NET ASSETS - 100.0%		$426,013,352

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $6,930,315; cash collateral of $7,069,512 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 31, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation on futures contracts.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED APPRECIATION
Long Contracts:
32	S&P 500 E-Mini Futures	June 15, 2012	$2,237,334	$2,245,120	$7,786

Cash held as collateral with broker for futures contracts was $112,551 at March 31, 2012.

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.4%	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.4%
A. H. Belo Corp., Class A	3,400	$16,626
AFC Enterprises, Inc. †	5,000	84,800
American Public Education, Inc. †	3,300	125,400
America’s Car-Mart, Inc. †	3,100	136,338
Amerigon, Inc. †	8,800	142,384
Ameristar Casinos, Inc.	3,700	68,931
ANN, Inc. †	4,600	131,744
Arbitron, Inc.	3,400	125,732
Arctic Cat, Inc. †	6,800	291,244
Asbury Automotive Group, Inc. †	7,200	194,400
Ascent Capital Group, Inc., Class A †	4,800	226,992
Barnes & Noble, Inc. †	3,200	42,400
Bebe Stores, Inc.	15,100	139,373
BJ’s Restaurants, Inc. †	7,200	362,520
Black Diamond, Inc. †	2,900	26,854
Blyth, Inc.	3,400	254,422
Bob Evans Farms, Inc.	5,800	218,776
Body Central Corp. †	8,000	232,160
Bridgepoint Education, Inc. †(a)	11,000	272,250
Buffalo Wild Wings, Inc. †(a)	5,700	516,933
Build-A-Bear Workshop, Inc. †	3,600	18,900
Cabela’s, Inc. †	2,400	91,560
Caribou Coffee Co., Inc. †	11,000	205,040
Carrols Restaurant Group, Inc. †	5,800	88,450
Cavco Industries, Inc. †	1,300	60,554
Charming Shoppes, Inc. †	19,700	116,230
Children’s Place Retail Stores, Inc./The †	5,500	284,185
Churchill Downs, Inc.	3,600	201,240
Coinstar, Inc. †	1,900	120,745
Collectors Universe	5,900	101,716
Conn’s, Inc. †	12,400	190,340
Core-Mark Holding Co., Inc.	2,900	118,726
Cost Plus, Inc. †	5,800	103,820
Cracker Barrel Old Country Store, Inc.	4,200	234,360
Crocs, Inc. †	10,000	209,200
CSS Industries, Inc.	2,600	50,596
Delta Apparel, Inc. †	2,300	37,789
Denny’s Corp. †	18,100	73,124
Dorman Products, Inc. †(a)	2,332	117,999
Drew Industries, Inc. †	2,600	71,006
Einstein Noah Restaurant Group, Inc.	3,600	53,712
Ethan Allen Interiors, Inc.	4,400	111,408
Express, Inc. †	4,300	107,414
Finish Line, Inc./The, Class A	12,800	271,616
Fisher Communications, Inc. †	2,300	70,656
Fred’s, Inc., Class A	7,400	108,114
Geeknet, Inc. †	1,800	26,028
Genesco, Inc. †	5,700	408,405
Global Sources Ltd. (Bermuda) †	2,900	17,864
Group 1 Automotive, Inc. (a)	5,100	286,467
Helen of Troy Ltd. (Bermuda) †	3,500	119,035
Hibbett Sports, Inc. †	6,300	343,665
Hillenbrand, Inc.	9,200	211,140
Hot Topic, Inc.	24,900	252,735
International Speedway Corp., Class A	3,500	97,125
iRobot Corp. †(a)	7,100	193,546
Jakks Pacific, Inc.	2,800	48,860
Jos. A. Bank Clothiers, Inc. †	6,300	317,583
Kenneth Cole Productions, Inc., Class A †	1,900	30,590

	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.4% (continued)
Kingold Jewelry, Inc. (China) †	9,300	$13,950
Kona Grill, Inc. †	3,200	17,472
Krispy Kreme Doughnuts, Inc. †	14,300	104,390
La-Z-Boy, Inc. †	13,000	194,480
Leapfrog Enterprises, Inc. †	15,600	130,416
Libbey, Inc. †	4,300	55,642
Lions Gate Entertainment Corp. †(a)	27,600	384,192
Lithia Motors, Inc., Class A	7,300	191,260
Liz Claiborne, Inc. †	23,100	308,616
Martha Stewart Living Omnimedia, Class A	6,100	23,241
Men’s Wearhouse, Inc./The	8,300	321,791
Monro Muffler Brake, Inc.	7,600	315,324
Motorcar Parts of America, Inc. †	4,400	42,328
Movado Group, Inc.	6,900	169,395
Multimedia Games Holding Co., Inc. †	8,900	97,544
Nexstar Broadcasting Group, Inc., Class A †	2,900	24,099
Oxford Industries, Inc.	4,300	218,526
Papa John’s International, Inc. †	7,200	271,152
Peet’s Coffee & Tea, Inc. †	6,200	456,940
Penske Automotive Group, Inc.	3,700	91,131
Pier 1 Imports, Inc. †(a)	24,500	445,410
Pool Corp.	12,700	475,234
Red Robin Gourmet Burgers, Inc. †	5,500	204,545
RG Barry Corp.	2,800	34,160
Ruth’s Hospitality Group, Inc. †	11,400	86,526
Ryland Group, Inc./The	6,100	117,608
Saga Communications, Inc., Class A †	300	10,740
Scientific Games Corp., Class A †	10,200	118,932
Select Comfort Corp. †	12,600	408,114
Shoe Carnival, Inc. †	2,800	90,216
Shuffle Master, Inc. †	11,200	197,120
Sinclair Broadcast Group, Inc., Class A	19,600	216,776
Smith & Wesson Holding Corp. †	16,300	126,325
Sonic Automotive, Inc., Class A	11,200	200,592
Standard Motor Products, Inc.	7,000	124,180
Steiner Leisure Ltd. †	1,700	83,011
Steinway Musical Instruments, Inc. †	3,500	87,500
Steven Madden Ltd. †	12,136	518,814
Stewart Enterprises, Inc., Class A (a)	15,600	94,692
Sturm, Ruger & Co., Inc.	10,200	500,820
Systemax, Inc. †	3,200	53,952
Town Sports International Holdings, Inc. †	13,300	167,979
True Religion Apparel, Inc. †	11,300	309,620
Unifi, Inc. †	3,700	35,742
Vitamin Shoppe, Inc. †(a)	6,900	305,049
VOXX International Corp. †	6,800	92,208
Wet Seal, Inc./The, Class A †(a)	24,700	85,215
Winmark Corp.	600	34,764
ZAGG, Inc. †	10,000	106,300
Zale Corp. †(a)	14,700	45,423
Zumiez, Inc. †	5,100	184,161

		18,175,439

Consumer Staples - 5.1%
Andersons, Inc./The	3,300	160,677
B&G Foods, Inc.	14,200	319,642
Boston Beer Co., Inc./The, Class A †	3,400	363,086
Calavo Growers, Inc.	4,000	107,120
Cal-Maine Foods, Inc.	8,400	321,384

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 5.1% (continued)
Coca-Cola Bottling Co. Consolidated	1,200	$75,288
Craft Brew Alliance, Inc. †	4,500	34,470
Cyanotech Corp. †	1,300	13,169
Darling International, Inc. †	8,000	139,360
Elizabeth Arden, Inc. †	9,300	325,314
Fresh Del Monte Produce, Inc.	10,800	246,672
Hain Celestial Group, Inc./The †	10,900	477,529
Ingles Markets, Inc., Class A	2,200	38,808
J&J Snack Foods Corp.	4,700	246,562
Lancaster Colony Corp. (a)	4,300	285,778
Limoneira Co.	1,600	27,024
National Beverage Corp. †	3,200	51,328
Omega Protein Corp. †	13,000	98,930
Pizza Inn Holdings, Inc. †	12,000	58,080
Revlon, Inc., Class A †	3,200	55,200
Rite Aid Corp. †	146,500	254,910
Sanderson Farms, Inc.	6,000	318,180
Smart Balance, Inc. †	21,200	140,132
Snyders-Lance, Inc.	12,000	310,200
Spartan Stores, Inc.	6,500	117,780
Star Scientific, Inc. †(a)	50,700	166,296
SUPERVALU, Inc. (a)	9,600	54,816
Susser Holdings Corp. †	9,000	231,030
Universal Corp.	3,000	139,800
Vector Group Ltd.	26,100	462,492
WD-40 Co.	5,800	263,030
Weis Markets, Inc.	2,000	87,200

		5,991,287

Energy - 4.2%
Adams Resources & Energy, Inc.	700	40,026
Alon USA Energy, Inc.	14,500	131,225
Approach Resources, Inc. †	8,100	299,295
Cheniere Energy, Inc. †	13,500	202,230
Clean Energy Fuels Corp. †(a)	13,100	278,768
Contango Oil & Gas Co. †	1,100	64,801
Crosstex Energy, Inc.	12,400	175,336
CVR Energy, Inc. †	9,800	262,150
Dawson Geophysical Co. †	3,100	106,485
Delek US Holdings, Inc.	16,700	259,017
Double Eagle Petroleum Co. †	9,500	57,000
Enbridge Energy Management LLC †	4,725	150,444
Evolution Petroleum Corp. †	10,800	100,440
GeoResources, Inc. †	2,800	91,672
Gulf Island Fabrication, Inc.	3,100	90,737
Gulfmark Offshore, Inc., Class A †	5,100	234,396
Heckmann Corp. †(a)	30,700	132,317
Hercules Offshore, Inc. †	24,400	115,412
Hornbeck Offshore Services, Inc. †(a)	7,400	311,022
Hyperdynamics Corp. †	10,100	13,029
Miller Energy Resources, Inc. †(a)	5,300	22,366
Mitcham Industries, Inc. †	5,800	130,268
Newpark Resources, Inc. †	23,900	195,741
Panhandle Oil and Gas, Inc., Class A	1,300	38,324
Parker Drilling Co. †	29,100	173,727
PHI, Inc. †	1,900	43,985
Pioneer Drilling Co. †	9,200	80,960
Rentech, Inc. †	52,300	108,784
REX American Resources Corp. †	4,500	138,150
Rex Energy Corp. †(a)	11,600	123,888
Royale Energy, Inc. †	18,600	96,906
Targa Resources Corp.	2,600	118,170

	SHARES	VALUE (Note 3)
Energy - 4.2% (continued)
TGC Industries, Inc. †	5,000	$49,600
Union Drilling, Inc. †(a)	10,600	58,936
Uranerz Energy Corp. †(a)	14,800	37,296
W&T Offshore, Inc.	9,700	204,476
Western Refining, Inc.	12,400	233,368

		4,970,747

Financials - 20.0%
1st Source Corp.	4,400	107,668
Acadia Realty Trust REIT	8,500	191,590
Advance America Cash Advance Centers, Inc.	20,900	219,241
Agree Realty Corp. REIT	2,100	47,418
American Safety Insurance Holdings Ltd. †	1,900	35,815
Ameris Bancorp †	5,701	74,911
AMERISAFE, Inc. †	4,000	98,960
Amtrust Financial Services, Inc.	18,300	491,904
Arlington Asset Investment Corp., Class A	2,800	62,160
Associated Estates Realty Corp. REIT	21,500	351,310
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	10,900	230,099
Bancorp, Inc. †	2,800	28,112
Bank of Marin Bancorp	1,200	45,612
Bank of the Ozarks, Inc.	13,100	409,506
Banner Corp.	6,300	138,789
Beneficial Mutual Bancorp, Inc. †	2,600	22,724
Berkshire Hills Bancorp, Inc.	5,000	114,600
BofI Holding, Inc. †	3,800	64,904
Boston Private Financial Holdings, Inc.	19,800	196,218
Bryn Mawr Bank Corp.	2,400	53,856
Cardinal Financial Corp.	6,300	71,190
Cash America International, Inc.	4,300	206,099
Chemical Financial Corp.	1,500	35,160
Citizens & Northern Corp.	4,300	86,000
Citizens Republic Bancorp, Inc. †	17,500	273,175
Citizens, Inc. †	7,900	78,052
City Holding Co.	1,300	45,136
CNB Financial Corp.	1,800	30,078
Cohen & Steers, Inc.	3,900	124,410
Colonial Properties Trust REIT	19,700	428,081
Columbia Banking System, Inc.	4,700	107,066
Community Bank System, Inc.	17,900	515,162
Community Trust Bancorp, Inc.	3,300	105,831
Coresite Realty Corp. REIT	4,300	101,437
Crawford & Co., Class B (a)	6,200	30,380
Credit Acceptance Corp. †	400	40,404
CubeSmart REIT	22,700	270,130
CVB Financial Corp.	33,400	392,116
Delphi Financial Group, Inc., Class A	4,000	179,080
Diamond Hill Investment Group, Inc.	500	36,825
DuPont Fabros Technology, Inc. REIT (a)	11,400	278,730
Eagle Bancorp, Inc. †	5,400	90,396
EastGroup Properties, Inc. REIT	6,200	311,364
Education Realty Trust, Inc. REIT	22,900	248,236
eHealth, Inc. †	4,600	75,026
Employers Holdings, Inc.	3,300	58,443
Enstar Group Ltd. (Bermuda) †	2,500	247,475
Enterprise Financial Services Corp.	4,200	49,308
Epoch Holding Corp.	5,200	124,176

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 20.0% (continued)
ESB Financial Corp.	1,600	$23,072
Ezcorp, Inc., Class A †	3,500	113,592
FBL Financial Group, Inc., Class A	7,100	239,270
Federal Agricultural Mortgage Corp., Class C	7,100	161,170
Financial Engines, Inc. †(a)	7,000	156,520
First Busey Corp. (a)	11,700	57,798
First Cash Financial Services, Inc. †	7,600	325,964
First Defiance Financial Corp.	1,400	23,604
First Financial Bancorp	6,800	117,640
First Financial Bankshares, Inc. (a)	4,400	154,924
First Financial Corp.	2,700	85,725
First Industrial Realty Trust, Inc. REIT †	17,600	217,360
First Interstate Bancsystem, Inc.	1,400	20,468
First Merchants Corp.	9,200	113,528
FNB Corp.	38,900	469,912
Fox Chase Bancorp, Inc.	3,300	42,900
GAMCO Investors, Inc., Class A	1,600	79,376
German American Bancorp, Inc.	1,900	36,917
Gladstone Capital Corp.	7,300	59,203
Gladstone Commercial Corp. REIT	5,400	92,934
Gladstone Investment Corp.	9,900	74,943
Glimcher Realty Trust REIT	16,400	167,608
Global Indemnity PLC (Ireland) †	1,500	29,235
Gramercy Capital Corp. REIT †	20,400	54,468
Gyrodyne Co. of America, Inc. REIT †	100	9,996
Harleysville Group, Inc.	2,200	126,940
HFF, Inc., Class A †	9,100	149,877
Home Bancshares, Inc.	10,600	282,066
Horizon Technology Finance Corp.	900	14,949
Hudson Valley Holding Corp.	2,100	33,873
Independent Bank Corp.	1,500	43,095
Infinity Property & Casualty Corp.	3,300	172,689
INTL FCStone, Inc. †	3,000	63,300
Investors Bancorp, Inc. †	17,800	267,356
Kansas City Life Insurance Co.	1,100	35,420
Kemper Corp.	9,300	281,604
Ladenburg Thalmann Financial Services, Inc. †(a)	46,300	82,414
Lakeland Financial Corp.	7,600	197,828
LTC Properties, Inc. REIT	11,300	361,600
Maiden Holdings Ltd. (Bermuda)	15,800	142,200
Main Street Capital Corp.	8,500	209,355
MainSource Financial Group, Inc.	3,300	39,765
MarketAxess Holdings, Inc.	10,282	383,416
MB Financial, Inc.	7,700	161,623
Meadowbrook Insurance Group, Inc. (a)	7,800	72,774
Medallion Financial Corp.	7,700	85,932
Mission West Properties, Inc. REIT	7,900	77,894
Monmouth Real Estate Investment Corp., Class A REIT	8,600	83,764
MVC Capital, Inc.	4,300	56,459
National Financial Partners Corp. †	5,800	87,812
National Health Investors, Inc. REIT	5,600	273,168
National Penn Bancshares, Inc.	37,800	334,530
Nelnet, Inc., Class A	2,900	75,139
NewStar Financial, Inc. †	11,100	123,432
Northfield Bancorp, Inc.	2,000	28,440
Northwest Bancshares, Inc.	32,000	406,400
OceanFirst Financial Corp.	1,500	21,360
Ocwen Financial Corp. †	9,300	145,359
Old National Bancorp	23,500	308,790

	SHARES	VALUE (Note 3)
Financials - 20.0% (continued)
OmniAmerican Bancorp, Inc. †	2,200	$42,592
One Liberty Properties, Inc. REIT	3,500	64,050
OneBeacon Insurance Group Ltd., Class A	14,400	221,904
Oritani Financial Corp.	27,300	400,764
Pacific Capital Bancorp NA †	600	27,366
Park National Corp.	1,000	69,170
Penns Woods Bancorp, Inc.	700	28,616
Pinnacle Financial Partners, Inc. †	11,500	211,025
Potlatch Corp. REIT	2,200	68,948
Presidential Life Corp.	4,800	54,864
Primerica, Inc.	5,200	131,092
Republic Bancorp, Inc., Class A	1,300	31,096
Retail Opportunity Investments Corp. REIT	18,200	219,128
RLI Corp.	7,800	558,792
Rockville Financial, Inc.	6,200	72,230
Safeguard Scientifics, Inc. †	4,700	80,840
Safety Insurance Group, Inc.	1,900	79,116
Seacoast Banking Corp of Florida †	8,500	14,960
Solar Capital Ltd.	6,500	143,455
Southside Bancshares, Inc.	6,700	148,070
Sovran Self Storage, Inc. REIT	6,300	313,929
Sterling Financial Corp. †	2,900	60,552
Sun Communities, Inc. REIT	11,509	498,685
SWS Group, Inc.	6,300	36,036
Tejon Ranch Co. †	900	25,776
Territorial Bancorp, Inc.	3,600	74,916
Texas Capital Bancshares, Inc. †	13,200	456,984
TICC Capital Corp.	6,600	64,284
Tompkins Financial Corp.	1,500	60,090
Triangle Capital Corp.	7,200	142,200
Trustmark Corp.	10,100	252,298
UMB Financial Corp.	3,300	147,626
Umpqua Holdings Corp.	30,700	416,292
United Bankshares, Inc.	11,800	340,548
United Financial Bancorp, Inc.	5,100	80,682
Universal Health Realty Income Trust REIT	4,100	162,483
ViewPoint Financial Group	12,300	189,174
Virginia Commerce Bancorp, Inc. †	13,700	120,286
Virtus Investment Partners, Inc. †	2,800	240,184
Walter Investment Management Corp.	8,820	198,891
Washington Trust Bancorp, Inc.	4,200	101,388
Webster Financial Corp.	9,100	206,297
WesBanco, Inc. (a)	9,200	185,288
West Bancorporation, Inc.	2,200	21,978
West Coast Bancorp †	10,120	191,470
WisdomTree Investments, Inc. †	23,000	192,510
World Acceptance Corp. †	4,500	275,625
WSFS Financial Corp.	2,000	82,000

		23,589,663

Health Care - 15.3%
Aastrom Biosciences, Inc. †	16,500	33,330
Abaxis, Inc. †	2,000	58,260
ABIOMED, Inc. †	11,600	257,404
Achillion Pharmaceuticals, Inc. †	22,600	216,508
Acorda Therapeutics, Inc. †	4,200	111,510
Acura Pharmaceuticals, Inc. †(a)	5,600	19,376
Aegerion Pharmaceuticals, Inc. †	2,500	34,575
Affymetrix, Inc. †(a)	6,200	26,474

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 15.3% (continued)
Air Methods Corp. †	3,400	$296,650
Akorn, Inc. †(a)	25,800	301,860
Alexza Pharmaceuticals, Inc. †	46,400	28,736
Alkermes PLC (Ireland) †	9,800	181,790
Amsurg Corp. †	8,000	223,840
Analogic Corp.	3,500	236,390
AngioDynamics, Inc. †	3,100	37,975
Antares Pharma, Inc. †(a)	62,000	200,260
Anthera Pharmaceuticals, Inc. †	9,500	20,995
Apricus Biosciences, Inc. †	7,900	22,278
Arena Pharmaceuticals, Inc. †	39,700	121,879
Ariad Pharmaceuticals, Inc. †	29,100	464,145
Arqule, Inc. †	6,200	43,462
ArthroCare Corp. †	2,900	77,865
AtriCure, Inc. †	6,300	62,685
Atrion Corp.	300	63,063
AVEO Pharmaceuticals, Inc. †(a)	7,800	96,798
BioLase Technology, Inc. †(a)	20,888	56,606
BioScrip, Inc. †	15,900	107,961
BSD Medical Corp. †	8,200	16,892
Cambrex Corp. †	8,300	58,017
Cantel Medical Corp.	4,649	116,643
Capital Senior Living Corp. †	12,300	113,652
Cardiovascular Systems, Inc. †(a)	5,600	51,800
Celsion Corp. †	24,300	46,170
Cerus Corp. †	13,000	52,260
Computer Programs & Systems, Inc.	1,300	73,476
CONMED Corp.	3,700	110,519
Corcept Therapeutics, Inc. †	9,500	37,335
Corvel Corp. †	1,600	63,824
Curis, Inc. †	40,700	196,174
Cyberonics, Inc. †	800	30,504
Delcath Systems, Inc. †	3,900	12,246
Dusa Pharmaceuticals, Inc. †	8,000	50,080
Dynavax Technologies Corp. †	28,700	145,222
Echo Therapeutics, Inc. †	8,800	18,040
Endologix, Inc. †	18,700	273,955
Ensign Group, Inc./The	3,500	95,060
Exact Sciences Corp. †	26,600	296,856
Furiex Pharmaceuticals, Inc. †	3,000	70,890
Genomic Health, Inc. †	7,700	235,697
GTx, Inc. †	12,200	46,970
Halozyme Therapeutics, Inc. †	21,400	273,064
Hansen Medical, Inc. †(a)	19,600	58,800
HealthStream, Inc. †	17,400	403,506
Hi-Tech Pharmacal Co., Inc. †(a)	4,700	168,871
ICU Medical, Inc. †	1,600	78,656
Idenix Pharmaceuticals, Inc. †(a)	32,700	320,133
Immunogen, Inc. †	19,300	277,727
Immunomedics, Inc. †	19,800	71,874
Infinity Pharmaceuticals, Inc. †	6,100	72,956
Insulet Corp. †(a)	9,300	178,002
IPC The Hospitalist Co., Inc. †	4,800	177,168
Ironwood Pharmaceuticals, Inc. †(a)	19,700	262,207
ISTA Pharmaceuticals, Inc. †	4,400	39,644
Jazz Pharmaceuticals PLC (Ireland) †	8,300	402,301
Ligand Pharmaceuticals, Inc., Class B †(a)	8,400	133,980
Luminex Corp. †(a)	9,900	231,165
Magellan Health Services, Inc. †	3,400	165,954
MAKO Surgical Corp. †(a)	10,200	429,930
Maxygen, Inc. †	11,000	63,140

	SHARES	VALUE (Note 3)
Health Care - 15.3% (continued)
MedCath Corp. †	10,300	$80,958
Medicines Co./The †	12,700	254,889
Medivation, Inc. †	7,300	545,456
Medtox Scientific, Inc. †	800	13,488
MELA Sciences, Inc. †	19,800	88,506
Merge Healthcare, Inc. †(a)	30,200	176,670
Merit Medical Systems, Inc. †	7,600	94,392
Metropolitan Health Networks, Inc. †	19,700	184,589
Molina Healthcare, Inc. †	7,500	252,225
Momenta Pharmaceuticals, Inc. †	3,600	55,152
MWI Veterinary Supply, Inc. †	3,400	299,200
Navidea Biopharmaceuticals, Inc. †	46,100	151,208
Neogen Corp. †	2,300	89,861
Neurocrine Biosciences, Inc. †	7,100	56,587
Omnicell, Inc. †	6,600	100,386
Oncothyreon, Inc. †	19,600	85,456
OPKO Health, Inc. †(a)	69,700	329,681
Optimer Pharmaceuticals, Inc. †	10,800	150,120
OraSure Technologies, Inc. †	19,300	221,757
Pain Therapeutics, Inc. †	10,200	36,618
Par Pharmaceutical Cos., Inc. †	3,100	120,063
PAREXEL International Corp. †	3,300	89,001
PDL BioPharma, Inc.	52,500	333,375
Pharmacyclics, Inc. †	18,900	524,664
Progenics Pharmaceuticals, Inc. †	14,200	140,580
PSS World Medical, Inc. †	3,300	83,622
Quidel Corp. †	9,600	176,352
Rigel Pharmaceuticals, Inc. †	14,500	116,725
Rockwell Medical Technologies, Inc. †(a)	5,100	48,246
RTI Biologics, Inc. †	21,000	77,700
Sangamo Biosciences, Inc. †	7,900	38,710
Santarus, Inc. †(a)	7,200	42,120
SciClone Pharmaceuticals, Inc. †(a)	20,600	129,986
Select Medical Holdings Corp. †	20,900	160,721
Solta Medical, Inc. †	10,900	33,027
Spectranetics Corp. †	8,200	85,280
Spectrum Pharmaceuticals, Inc. †	16,500	208,395
Staar Surgical Co. †(a)	14,800	160,284
Sunrise Senior Living, Inc. †(a)	8,300	52,456
SurModics, Inc. †	3,400	52,258
Synergetics USA, Inc. †	9,900	64,350
Team Health Holdings, Inc. †	14,900	306,344
Transcend Services, Inc. †	6,900	202,515
Transcept Pharmaceuticals, Inc. †	6,100	64,172
Trius Therapeutics, Inc. †	10,600	56,710
Universal American Corp.	19,100	205,898
Uroplasty, Inc. †	11,800	35,518
US Physical Therapy, Inc.	3,000	69,150
Vascular Solutions, Inc. †	2,200	23,738
Vical, Inc. †(a)	32,800	111,520
ViroPharma, Inc. †	12,800	384,896
Vivus, Inc. †	14,100	315,276
Volcano Corp. †	4,200	119,070
West Pharmaceutical Services, Inc.	3,900	165,867
Wright Medical Group, Inc. †	5,900	113,988
Young Innovations, Inc.	700	21,644
Zalicus, Inc. †(a)	29,600	35,520
ZIOPHARM Oncology, Inc. †	15,300	82,620
Zoll Medical Corp. †	3,900	361,257

		18,104,852

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.7%
AAON, Inc. (a)	4,700	$94,893
Acacia Research Corp. †	8,126	339,179
ACCO Brands Corp. †	6,200	76,942
Aceto Corp.	7,400	70,226
Acorn Energy, Inc.	2,700	29,349
Advisory Board Co./The †	4,100	363,342
Aerovironment, Inc. †(a)	5,400	144,774
Aircastle Ltd.	15,800	193,392
Alamo Group, Inc.	2,500	75,150
Albany International Corp., Class A	3,800	87,210
Alexander & Baldwin, Inc.	3,900	188,955
Allegiant Travel Co. †	5,000	272,500
American Railcar Industries, Inc. †	6,000	141,060
Applied Industrial Technologies, Inc.	6,500	267,345
Argan, Inc.	2,300	36,892
Astec Industries, Inc. †	4,900	178,752
Astronics Corp. †(a)	5,400	188,784
Astronics Corp., Class B †	210	2
AT Cross Co., Class A †	2,100	25,284
AZZ, Inc.	2,600	134,264
Barnes Group, Inc.	11,200	294,672
Barrett Business Services, Inc.	3,600	71,388
Beacon Roofing Supply, Inc. †	7,000	180,320
Belden, Inc.	3,000	113,730
Brink’s Co./The	4,700	112,189
Builders FirstSource, Inc. †	10,600	44,838
Capstone Turbine Corp. †(a)	93,200	95,064
Cascade Corp.	1,600	80,192
Casella Waste Systems, Inc., Class A †	10,100	62,923
CBIZ, Inc. †	10,400	65,728
Chart Industries, Inc. †	1,400	102,662
Coleman Cable, Inc. †(a)	6,900	67,068
Colfax Corp. †	9,200	324,208
Consolidated Graphics, Inc. †	1,500	67,875
CoStar Group, Inc. †	4,700	324,535
Covenant Transportation Group, Inc., Class A †	2,600	8,320
CPI Aerostructures, Inc. †	1,800	26,766
CRA International, Inc. †	2,200	55,484
Deluxe Corp.	8,000	187,360
Douglas Dynamics, Inc. (a)	6,500	89,375
DXP Enterprises, Inc. †	3,700	160,913
Dycom Industries, Inc. †	9,100	212,576
Dynamic Materials Corp.	5,600	118,216
Encore Capital Group, Inc. †	2,774	62,554
Encore Wire Corp.	2,900	86,217
Exponent, Inc. †	4,900	237,748
Flow International Corp. †	11,400	45,828
Forward Air Corp.	6,200	227,354
Franklin Electric Co., Inc.	5,300	260,071
FTI Consulting, Inc. †	3,300	123,816
Furmanite Corp. †	7,300	46,866
G&K Services, Inc., Class A	4,000	136,800
GATX Corp.	4,900	197,470
Generac Holdings, Inc. †	16,800	412,440
Gibraltar Industries, Inc. †	3,100	46,965
Global Power Equipment Group, Inc. †(a)	5,200	144,040
Gorman-Rupp Co./The	3,500	102,130
GP Strategies Corp. †	5,000	87,500
Graham Corp.	1,900	41,591
H&E Equipment Services, Inc. †	4,900	92,708

	SHARES	VALUE (Note 3)
Industrials - 13.7% (continued)
Hardinge, Inc.	4,300	$40,678
Healthcare Services Group, Inc.	14,800	314,796
Heritage-Crystal Clean, Inc. †	1,400	27,930
Houston Wire & Cable Co.	4,500	62,505
Hudson Highland Group, Inc. †	5,400	29,052
Hurco Cos., Inc. †	4,400	124,300
Huron Consulting Group, Inc. †	5,900	221,604
Innerworkings, Inc. †	12,900	150,285
Insteel Industries, Inc.	3,700	44,955
Intersections, Inc.	2,300	29,394
Kadant, Inc. †(a)	3,300	78,606
Kaman Corp.	7,100	241,045
LMI Aerospace, Inc. †	1,000	18,200
Lydall, Inc. †	8,800	89,672
Macquarie Infrastructure Co. LLC	11,600	382,684
MasTec, Inc. †(a)	8,900	161,001
McGrath RentCorp.	4,400	141,284
Metalico, Inc. †	10,700	45,689
Middleby Corp. †	2,400	242,832
Miller Industries, Inc.	7,800	131,976
Mine Safety Appliances Co.	7,700	316,316
Mistras Group, Inc. †	8,900	211,998
Mobile Mini, Inc. †(a)	2,000	42,240
Mueller Industries, Inc.	6,800	309,060
Multi-Color Corp. (a)	6,200	139,562
MYR Group, Inc. †(a)	3,100	55,366
Navigant Consulting, Inc. †	7,300	101,543
Northwest Pipe Co. †	2,800	59,472
Odyssey Marine Exploration, Inc. †(a)	26,100	80,910
On Assignment, Inc. †	14,100	246,327
Park-Ohio Holdings Corp. †	2,600	52,130
Patrick Industries, Inc. †	2,300	27,945
PMFG, Inc. †	3,900	58,539
Powell Industries, Inc. †	1,200	41,100
Primoris Services Corp.	13,000	208,780
Quality Distribution, Inc. †	12,000	165,360
RailAmerica, Inc. †	3,800	81,548
Raven Industries, Inc.	4,800	292,848
RBC Bearings, Inc. †	2,800	129,164
Roadrunner Transportation Systems, Inc. †	3,000	52,050
RSC Holdings, Inc. †	17,000	384,030
Rush Enterprises, Inc., Class A †	5,900	125,198
SeaCube Container Leasing Ltd.	7,600	130,720
Seaspan Corp. (Hong Kong)	3,700	64,158
Simpson Manufacturing Co., Inc.	7,100	228,975
Standex International Corp.	3,500	144,165
Sun Hydraulics Corp.	6,700	175,272
Taser International, Inc. †(a)	20,400	88,536
Team, Inc. †	6,600	204,270
Tennant Co.	5,000	220,000
Titan Machinery, Inc. †	3,900	109,980
TRC Cos., Inc. †	2,900	17,719
Twin Disc, Inc. (a)	4,800	125,232
Unifirst Corp.	2,100	129,255
United Stationers, Inc.	5,100	158,253
US Ecology, Inc.	5,300	115,222
US Home Systems, Inc.	5,200	48,464
Valence Technology, Inc. †(a)	9,700	7,840

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.7% (continued)
Werner Enterprises, Inc.	8,800	$218,768
XPO Logistics, Inc. †	4,300	72,240

		16,145,838

Information Technology - 16.2%
Accelrys, Inc. †	7,200	57,456
ACI Worldwide, Inc. †	7,900	318,133
Actuate Corp. †	14,700	92,316
Agilysys, Inc. †	10,000	89,900
Alliance Fiber Optic Products, Inc. †(a)	3,000	28,770
American Software, Inc., Class A	8,600	73,788
Anaren, Inc. †	4,700	86,245
Aspen Technology, Inc. †	21,200	435,236
ATMI, Inc. †	5,200	121,160
AuthenTec, Inc. †	10,100	31,815
Blackbaud, Inc.	7,400	245,902
Bottomline Technologies, Inc. †	7,400	206,756
Brightpoint, Inc. †	18,300	147,315
BroadSoft, Inc. †(a)	4,200	160,650
Brooks Automation, Inc.	11,100	136,863
BSQUARE Corp. †	6,800	22,780
CACI International, Inc., Class A †(a)	2,000	124,580
CalAmp Corp. †	6,400	31,040
Callidus Software, Inc. †	16,900	131,989
Cardtronics, Inc. †	11,300	296,625
CEVA, Inc. †(a)	6,700	152,157
CIBER, Inc. †	10,100	42,824
Cirrus Logic, Inc. †	5,000	119,000
Cognex Corp.	9,500	402,420
Coherent, Inc. †	3,900	227,487
Computer Task Group, Inc. †	4,100	62,812
Comtech Telecommunications Corp.	4,000	130,320
Convio, Inc. †	6,600	102,102
CVD Equipment Corp. †(a)	11,300	152,663
Cymer, Inc. †	2,200	110,000
Datalink Corp. †	11,900	113,288
DDi Corp.	8,200	100,040
DealerTrack Holdings, Inc. †	7,600	229,976
Deltek, Inc. †	2,200	23,452
Digi International, Inc. †	7,200	79,128
Digimarc Corp. †	2,200	61,468
Dot Hill Systems Corp. †	19,100	28,841
EasyLink Services International Corp., Class A †	18,400	93,564
Echo Global Logistics, Inc. †(a)	4,100	66,010
eGain Communications Corp. †	4,300	25,800
Electro Rent Corp.	4,400	81,004
Electronics for Imaging, Inc. †	9,400	156,228
eMagin Corp. †(a)	6,100	19,825
Emcore Corp. †(a)	7,250	34,583
Entegris, Inc. †	31,000	289,540
EPIQ Systems, Inc.	4,100	49,610
ePlus, Inc. †	2,800	89,516
Euronet Worldwide, Inc. †	6,900	144,141
ExlService Holdings, Inc. †	9,000	246,960
Fair Isaac Corp.	7,700	338,030
FalconStor Software, Inc. †	9,600	35,904
FARO Technologies, Inc. †	5,300	309,149
FEI Co. †	9,100	446,901
Forrester Research, Inc.	3,800	123,120
Global Cash Access Holdings, Inc. †	21,200	165,360
Globecomm Systems, Inc. †	5,100	73,848

	SHARES	VALUE (Note 3)
Information Technology - 16.2% (continued)
Glu Mobile, Inc. †	10,700	$51,895
GSI Group, Inc. †	6,900	83,214
GSI Technology, Inc. †	5,000	21,200
Hackett Group, Inc./The †	5,800	34,626
Heartland Payment Systems, Inc.	9,500	273,980
iGO, Inc. †(a)	12,500	10,625
Immersion Corp. †	13,500	73,710
InfoSpace, Inc. †	8,300	106,323
Insight Enterprises, Inc. †	11,200	245,616
Integrated Silicon Solution, Inc. †	7,500	83,700
Internap Network Services Corp. †	7,800	57,252
IXYS Corp. †	8,400	110,880
j2 Global, Inc. (a)	6,200	177,816
JDA Software Group, Inc. †	7,400	203,352
Kenexa Corp. †	4,700	146,828
Keynote Systems, Inc.	7,200	142,272
Kulicke & Soffa Industries, Inc. †	14,200	176,506
Lattice Semiconductor Corp. †	25,300	162,679
LeCroy Corp. †	7,300	75,847
Liquidity Services, Inc. †	7,100	318,080
LivePerson, Inc. †	13,451	225,573
Majesco Entertainment Co. †	42,600	105,222
Manhattan Associates, Inc. †	5,800	275,674
Marchex, Inc., Class B (a)	13,700	61,102
MAXIMUS, Inc.	9,200	374,164
Maxwell Technologies, Inc. †(a)	3,800	69,654
Measurement Specialties, Inc. †	3,900	131,430
Mentor Graphics Corp. †	9,500	141,170
Mercury Computer Systems, Inc. †	4,500	59,625
Mitek Systems, Inc. †	15,900	184,440
MKS Instruments, Inc.	4,900	144,697
Monotype Imaging Holdings, Inc. †	10,400	154,960
MoSys, Inc. †(a)	5,300	21,041
MTS Systems Corp.	2,200	116,798
Nanometrics, Inc. †	8,800	162,888
Netgear, Inc. †	4,867	185,919
NetList, Inc. †	13,900	49,206
NIC, Inc.	20,500	248,665
NVE Corp. †	2,400	127,200
OCZ Technology Group, Inc. †	14,600	101,908
Opnet Technologies, Inc.	6,200	179,800
Opnext, Inc. †	19,900	30,845
OSI Systems, Inc. †	3,800	232,940
PC Connection, Inc. (a)	6,800	55,896
PDF Solutions, Inc. †	12,000	101,160
PFSweb, Inc. †	9,900	39,006
Procera Networks, Inc. †	9,600	214,656
PROS Holdings, Inc. †	8,200	153,340
QuickLogic Corp. †	5,700	15,561
RealNetworks, Inc.	4,000	39,760
Richardson Electronics Ltd.	9,500	113,810
Rogers Corp. †	3,100	120,125
Saba Software, Inc. †	13,200	129,492
Sapient Corp.	11,800	146,910
Scansource, Inc. †	3,700	138,084
SciQuest, Inc. †	2,000	30,480
Seachange International, Inc. †	4,300	33,454
Semtech Corp. †	9,100	258,986
Silicon Graphics International Corp. †	2,500	24,200
Sourcefire, Inc. †	4,400	211,772
SPS Commerce, Inc. †(a)	4,000	107,520
Stamps.com, Inc. †	6,000	167,280

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 16.2% (continued)
Super Micro Computer, Inc. †	9,400	$164,124
support.com, Inc. †	12,700	40,005
Sycamore Networks, Inc. †	3,300	58,542
Synaptics, Inc. †	6,300	230,013
Synchronoss Technologies, Inc. †(a)	7,400	236,208
Take-Two Interactive Software, Inc. †	8,800	135,388
Taleo Corp., Class A †	4,800	220,464
TeleNav, Inc. †	9,300	65,286
Tessco Technologies, Inc.	1,400	35,658
TiVo, Inc. †	10,800	129,492
Tyler Technologies, Inc. †(a)	8,700	334,167
Ultimate Software Group, Inc. †	2,500	183,200
Ultratech, Inc. †	5,100	147,798
ValueClick, Inc. †	16,300	321,762
VASCO Data Security International, Inc. †	5,200	56,108
VirnetX Holding Corp. †(a)	10,300	246,479
Virtusa Corp. †	4,600	79,442
Volterra Semiconductor Corp. †	2,300	79,155
Web.com Group, Inc. †	11,500	165,945
Westell Technologies, Inc., Class A †(a)	19,600	45,668
Wright Express Corp. †	800	51,784
X-Rite, Inc. †	7,900	35,866
Zix Corp. †	14,200	41,322
Zygo Corp. †	7,800	152,646

		19,065,726

Materials - 4.3%
A Schulman, Inc.	4,200	113,484
ADA-ES, Inc. †	4,300	104,533
AMCOL International Corp.	2,800	82,572
American Vanguard Corp.	8,800	190,872
Balchem Corp.	8,500	257,125
Buckeye Technologies, Inc.	9,700	329,509
Calgon Carbon Corp. †	5,400	84,294
Deltic Timber Corp.	1,900	120,251
Flotek Industries, Inc. †(a)	17,800	213,956
Graphic Packaging Holding Co. †	19,900	109,848
H.B. Fuller Co.	4,900	160,867
Handy & Harman Ltd. †	4,800	69,312
Hawkins, Inc.	1,700	63,240
Haynes International, Inc.	4,100	259,735
Innophos Holdings, Inc.	8,200	410,984
Innospec, Inc. †	6,700	203,546
Jaguar Mining, Inc. †	6,200	28,954
Kaiser Aluminum Corp.	2,000	94,520
KapStone Paper and Packaging Corp. †	10,900	214,730
Koppers Holdings, Inc.	3,700	142,672
LSB Industries, Inc. †	4,900	190,708
Material Sciences Corp. †	8,000	66,000
Midway Gold Corp. †	30,700	43,901
Myers Industries, Inc.	10,900	160,775
Neenah Paper, Inc.	4,000	118,960
Olin Corp.	8,200	178,350
Paramount Gold and Silver Corp. †(a)	18,900	42,714
PH Glatfelter Co.	12,300	194,094
Quaker Chemical Corp.	1,000	39,450
Schweitzer-Mauduit International, Inc.	3,100	214,086
Senomyx, Inc. †(a)	8,600	23,564
Stepan Co.	2,400	210,720
Tredegar Corp.	5,000	97,950

	SHARES	VALUE (Note 3)
Materials - 4.3% (continued)
UFP Technologies, Inc. †	3,400	$66,130
Universal Stainless & Alloy †	2,600	111,072
Vista Gold Corp. †(a)	33,900	106,446

		5,119,924

Telecommunication Services - 1.1%
8x8, Inc. †	33,400	140,280
AboveNet, Inc. †	900	74,520
Atlantic Tele-Network, Inc.	2,200	79,992
Cincinnati Bell, Inc. †(a)	42,200	169,644
Cogent Communications Group, Inc. †	12,400	236,592
Consolidated Communications Holdings, Inc.	4,700	92,261
Elephant Talk Communications, Inc. †	14,600	32,850
General Communication, Inc., Class A †	4,600	40,112
HickoryTech Corp.	1,700	17,578
IDT Corp., Class B	7,300	68,182
inContact, Inc. †	14,500	80,910
Lumos Networks Corp.	1,850	19,906
NTELOS Holdings Corp.	6,450	133,515
ORBCOMM, Inc. †	4,000	15,400
Premiere Global Services, Inc. †	10,600	95,824
SureWest Communications	3,000	67,650

		1,365,216

Utilities - 4.1%
Allete, Inc.	7,700	319,473
American States Water Co.	3,100	112,034
Artesian Resources Corp., Class A	2,300	43,217
Atlantic Power Corp.	8,500	117,640
Avista Corp.	14,500	370,910
Black Hills Corp.	7,600	254,828
CH Energy Group, Inc.	7,100	473,783
Chesapeake Utilities Corp. (a)	7,400	304,288
Connecticut Water Service, Inc.	2,900	82,041
El Paso Electric Co.	10,900	354,141
Genie Energy Ltd., Class B	5,900	57,053
Laclede Group, Inc./The	8,600	335,572
MGE Energy, Inc.	5,200	230,828
Middlesex Water Co.	4,300	81,227
Northwest Natural Gas Co.	4,100	186,140
NorthWestern Corp.	10,400	368,784
PNM Resources, Inc.	22,700	415,410
South Jersey Industries, Inc.	4,900	245,196
Unisource Energy Corp.	8,500	310,845
Unitil Corp.	4,200	112,686
York Water Co. (a)	4,100	70,930

		4,847,026

TOTAL COMMON STOCKS (cost $99,748,384)		117,375,718

RIGHTS - 0.0% (c)

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(b)
(cost $—)	4,000	—

WARRANTS - 0.0% (c)

Energy - 0.0% (c)
Magnum Hunter Resources Corp. (3)†(b)
(cost $—)	2,980	—

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)

MONEY MARKET FUNDS - 0.9%
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(d)
(cost $1,023,428)	1,023,428	$1,023,428

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.7%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (2)(d)(e)
(cost $1,982,558)	1,982,558	1,982,558

TOTAL INVESTMENTS - 102.0% (cost $102,754,370)		120,381,704

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0%) (f)		(2,404,982)

NET ASSETS - 100.0%		$117,976,722

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,908,494; cash collateral of $1,982,558 was received with which the Fund purchased a money market fund.
(b)	Security fair valued at $0 as of March 31, 2012 using procedures approved by the Board of Trustees.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of March 31, 2012.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes depreciation on futures contracts.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2012:

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2012	UNREALIZED DEPRECIATION
Long Contracts:
12	E-Mini Russell 2000 Futures	June 15, 2012	$1,001,107	$993,240	$(7,867)

Cash held as collateral with broker for futures contracts was $46,526 at March 31, 2012.

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 3)
Australia - 3.9%
Amcor Ltd.	30,438	$234,744
Atlas Iron Ltd.	18,245	54,690
Brambles Ltd.	28,216	207,596
Caltex Australia Ltd.	4,085	58,778
Campbell Brothers Ltd. (a)	2,345	163,948
CFS Retail Property Trust REIT	41,469	76,830
Coca-Cola Amatil Ltd.	10,216	131,986
Commonwealth Bank of Australia	5,096	264,447
Commonwealth Property Office Fund REIT	75,980	77,557
Dexus Property Group REIT	90,954	82,194
GPT Group REIT	38,389	124,201
Iluka Resources Ltd.	10,979	203,593
Mesoblast Ltd. †	10,394	84,739
Mirvac Group REIT	60,599	73,686
National Australia Bank Ltd.	11,480	293,063
New Hope Corp. Ltd. (a)	14,557	79,694
Orica Ltd.	4,011	116,635
OZ Minerals Ltd.	4,289	43,502
Paladin Energy Ltd. †	12,165	23,220
QR National Ltd.	27,946	108,212
Ramsay Health Care Ltd.	3,907	79,173
Sonic Healthcare Ltd.	6,491	84,188
Telecom Corp of New Zealand Ltd.	36,210	71,662
Telstra Corp. Ltd.	255,311	869,595
Wesfarmers Ltd.	3,799	118,294
Westpac Banking Corp.	2,134	48,439
WorleyParsons Ltd.	2,954	87,521

		3,862,187

Austria - 0.2%
Andritz AG	915	89,565
Lenzing AG †	606	65,726

		155,291

Belgium - 2.1%
Anheuser-Busch InBev NV	22,731	1,655,472
Belgacom SA	2,566	82,530
RTL Group SA	766	81,654
Telenet Group Holding NV †	2,042	84,461
UCB SA	3,497	150,938

		2,055,055

Canada - 12.5% (1)
Alimentation Couche Tard, Inc., Class B	3,800	124,768
Atco Ltd., Class I	1,000	70,119
Bank of Montreal	3,800	225,916
Baytex Energy Corp.	800	41,538
BCE, Inc.	16,000	640,674
Boardwalk Real Estate Investment Trust REIT (a)	1,500	85,869
Brookfield Asset Management, Inc., Class A	1,400	44,171
Brookfield Office Properties, Inc.	7,200	125,239
Calloway Real Estate Investment Trust REIT	3,200	86,974
Canadian Imperial Bank of Commerce	2,700	206,374
Canadian National Railway Co.	8,900	707,307
Canadian Pacific Railway Ltd.	1,200	91,084
Canadian Utilities Ltd., Class A	3,500	228,292
Cenovus Energy, Inc.	4,300	154,765

	SHARES	VALUE (Note 3)
Canada - 12.5% (1) (continued)
Centerra Gold, Inc.	4,900	$76,193
CGI Group, Inc., Class A †	10,200	227,326
CI Financial Corp.	3,300	75,234
Crescent Point Energy Corp. (a)	4,500	193,724
Dollarama, Inc.	2,100	97,942
Domtar Corp.	900	85,962
Emera, Inc.	2,100	71,393
Empire Co., Ltd., Class A	1,100	63,522
Enbridge, Inc.	14,900	578,702
Enerplus Corp.	1,900	42,554
Fairfax Financial Holdings Ltd.	200	80,724
First Capital Realty, Inc.	3,800	68,003
First Majestic Silver Corp. †	4,300	71,562
First Quantum Minerals Ltd.	3,700	70,554
Fortis, Inc.	4,800	155,292
Franco-Nevada Corp.	3,600	154,799
Gabriel Resources Ltd. †	8,100	38,086
Gildan Activewear, Inc.	3,000	82,561
Goldcorp, Inc.	8,700	392,152
H&R Real Estate Investment Trust REIT (a)	5,400	128,091
IAMGOLD Corp.	6,200	82,546
IGM Financial, Inc.	4,500	209,559
Imperial Oil Ltd.	6,100	277,159
Intact Financial Corp.	2,700	162,495
Keyera Corp. (a)	1,700	70,117
Lululemon Athletica, Inc. †	3,000	224,101
MEG Energy Corp. †	3,100	119,531
Methanex Corp.	2,000	65,126
Metro, Inc.	4,200	223,969
National Bank of Canada	3,500	278,505
New Gold, Inc. †	12,200	120,477
Onex Corp.	2,400	88,329
Open Text Corp. †	2,300	140,636
Paramount Resources Ltd., Class A †(a)	2,400	68,984
Pembina Pipeline Corp. (a)	4,600	129,959
Pengrowth Energy Corp. (a)	5,300	49,682
Precision Drilling Corp. †	5,700	57,260
Progress Energy Resources Corp.	5,900	59,151
RioCan Real Estate Investment Trust REIT (a)	8,000	216,793
Rogers Communications, Inc., Class B	9,300	369,221
Royal Bank of Canada	4,600	266,606
Saputo, Inc.	5,700	246,927
Shaw Communications, Inc., Class B	3,900	82,539
Shoppers Drug Mart Corp.	7,100	311,775
TELUS Corp.	9,200	533,857
Tim Hortons, Inc.	5,100	272,832
TMX Group, Inc.	2,200	98,812
Toronto-Dominion Bank/The	5,400	458,333
Tourmaline Oil Corp. †	2,900	64,108
TransAlta Corp.	5,500	103,113
TransCanada Corp.	10,100	433,689
Trilogy Energy Corp.	4,600	121,566
Valeant Pharmaceuticals International, Inc. †	6,529	350,129
Vermilion Energy, Inc.	1,300	59,966
Viterra, Inc.	5,500	87,729
Yamana Gold, Inc.	15,100	235,557

		12,328,604

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Denmark - 1.7%
Coloplast A/S, Class B	894	$154,958
DSV A/S (a)	2,710	61,691
H Lundbeck A/S	3,734	75,050
Novo Nordisk A/S, Class B (a)	7,714	1,071,163
Novozymes A/S, B Shares	5,195	151,673
William Demant Holding A/S †	1,394	130,258

		1,644,793

Finland - 0.5%
Elisa OYJ	3,629	87,026
Kesko OYJ, B Shares	1,282	41,590
Kone OYJ, Class B (a)	3,513	195,613
Nokian Renkaat OYJ	1,747	85,135
Sampo OYJ, A Shares	4,733	136,765

		546,129

France - 7.8%
Air Liquide SA	5,140	685,461
AXA SA	2,922	48,490
Bureau Veritas SA	591	52,037
Christian Dior SA	634	97,391
Cie Generale d’Optique Essilor International SA	3,545	316,060
Danone	13,093	913,311
Dassault Systemes SA	1,844	169,807
Edenred	3,620	108,957
European Aeronautic Defence and Space Co NV	14,081	576,645
Eutelsat Communications SA	3,108	114,953
Hermes International	1,665	560,954
LVMH Moet Hennessy Louis Vuitton SA	4,629	796,579
Pernod-Ricard SA	4,394	459,416
PPR	725	124,733
Rexel SA	4,367	96,294
Safran SA	2,192	80,559
Sanofi	19,679	1,526,924
SCOR SE	2,421	65,435
SEB SA	592	49,218
Sodexo	1,964	161,252
Technip SA	1,542	182,087
Total SA (a)	4,808	245,591
Unibail-Rodamco SE REIT	1,172	234,465

		7,666,619

Germany - 5.6%
Adidas AG	4,583	358,119
BASF SE	7,898	690,597
Bayerische Motoren Werke AG	6,890	619,800
Beiersdorf AG	3,847	250,982
Continental AG †	1,501	141,700
Deutsche Post AG	11,188	215,357
Fresenius Medical Care AG & Co. KGaA	5,562	393,733
Fresenius SE & Co. KGaA	2,724	279,333
GEA Group AG	2,796	96,447
Kabel Deutschland Holding AG †	2,893	178,590
Linde AG	3,571	640,584
Merck KGaA	3,635	402,249
SAP AG	16,233	1,133,805
Suedzucker AG	2,234	71,127

		5,472,423

	SHARES	VALUE (Note 3)
Hong Kong - 4.4%
AIA Group Ltd.	183,800	$674,751
ASM Pacific Technology Ltd.	9,700	142,056
Cheung Kong Infrastructure Holdings Ltd.	31,000	188,697
China Metal Recycling Holdings Ltd.	56,400	69,064
CLP Holdings Ltd.	36,000	310,473
Dah Chong Hong Holdings Ltd.	63,000	66,883
First Pacific Co., Ltd.	72,000	79,841
Galaxy Entertainment Group Ltd. †(a)	92,000	253,012
Giordano International Ltd.	64,000	49,183
Global Bio-Chem Technology Group Co., Ltd.	198,000	38,671
Great Wall Motor Co., Ltd. †	250	487
Hang Seng Bank Ltd. (a)	2,800	37,254
Hong Kong & China Gas Co., Ltd.	100,000	256,564
Lifestyle International Holdings Ltd.	33,500	85,342
Link REIT/The REIT	37,500	139,535
Luk Fook Holdings International Ltd.	22,000	66,809
Melco International Development Ltd. †	103,000	98,392
NWS Holdings Ltd.	33,000	50,681
Power Assets Holdings Ltd.	31,500	231,585
Sands China Ltd.	161,200	629,431
Shangri-La Asia Ltd.	24,000	52,654
Silver base Group Holdings Ltd. (a)	93,000	64,666
SJM Holdings Ltd.	38,000	77,446
SmarTone Telecommunications Holdings Ltd.	31,500	64,739
Stella International Holdings Ltd.	32,500	78,993
Swire Pacific Ltd., Class A	1,500	16,813
Swire Properties Ltd. †	1,050	2,610
Television Broadcasts Ltd.	10,000	67,514
Towngas China Co., Ltd.	39,000	28,285
Vinda International Holdings Ltd.	44,000	68,026
Wheelock & Co., Ltd.	16,000	48,394
Wynn Macau Ltd. (a)	61,200	178,871
Yingde Gases	63,500	72,041

		4,289,763

Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	37,184
Israel Corp. Ltd./The	62	42,350
Mellanox Technologies Ltd. †	1,786	73,600

		153,134

Italy - 1.6%
Davide Campari-Milano SpA	11,007	74,933
Enel Green Power SpA	39,334	74,758
ENI SpA	35,116	822,949
Luxottica Group SpA	5,548	200,456
Mediobanca SpA	12,085	70,975
Pirelli & C SpA	9,640	114,689
Snam SpA	22,123	106,389
Tenaris SA	1,525	29,118
Terna Rete Elettrica Nazionale SpA	16,361	65,710

		1,559,977

Japan - 18.1%
ABC-Mart, Inc.	2,700	101,757
Acom Co., Ltd. †	4,470	100,818
Aeon Co., Ltd. (a)	11,200	147,539
Aeon Credit Service Co., Ltd. (a)	5,400	85,459
Ajinomoto Co., Inc.	24,000	301,851

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 18.1% (continued)
Aozora Bank Ltd.	58,000	$168,630
Asahi Group Holdings Ltd.	4,500	100,002
Asics Corp.	5,100	58,245
Astellas Pharma, Inc.	3,300	135,924
Autobacs Seven Co., Ltd.	1,100	53,073
Bridgestone Corp.	15,100	369,280
Calsonic Kansei Corp. (a)	14,000	85,999
Capcom Co., Ltd.	3,500	80,218
Central Japan Railway Co.	21	173,424
Century Tokyo Leasing Corp.	2,600	52,795
Chiba Bank Ltd./The	12,000	76,882
Chiyoda Corp. (a)	7,000	89,697
Chugoku Bank Ltd./The	5,000	67,837
Credit Saison Co., Ltd.	3,800	77,479
CyberAgent, Inc.	27	70,618
Daido Steel Co., Ltd. (a)	12,000	83,753
Daihatsu Motor Co., Ltd. (a)	5,000	92,253
Dainippon Screen Manufacturing Co., Ltd.	7,000	63,571
Dainippon Sumitomo Pharma Co., Ltd. (a)	6,800	72,382
Daito Trust Construction Co., Ltd.	2,800	252,847
Daiwa House Industry Co., Ltd.	9,000	119,644
Dentsu, Inc.	3,400	108,931
Don Quijote Co., Ltd.	2,100	76,466
East Japan Railway Co.	2,100	132,571
Eisai Co., Ltd. (a)	6,400	254,481
FANUC Corp.	2,500	447,788
Fast Retailing Co., Ltd.	1,900	435,920
Gree, Inc. (a)	11,700	294,789
Gunma Bank Ltd./The	15,000	80,577
Hachijuni Bank Ltd./The	12,000	71,009
Heiwa Corp.	3,300	66,327
Hino Motors Ltd.	17,000	124,012
Hitachi Ltd.	16,660	107,789
Hitachi Transport System Ltd. (a)	3,200	58,337
Hokuhoku Financial Group, Inc.	23,000	44,086
Hoshizaki Electric Co., Ltd.	3,200	75,906
House Foods Corp.	3,600	61,727
Idemitsu Kosan Co., Ltd.	500	50,031
IHI Corp.	27,000	68,632
Inpex Corp.	18	122,391
Isuzu Motors Ltd.	17,000	100,306
ITOCHU Corp.	16,900	185,170
Itochu Techno-Solutions Corp.	1,700	76,104
Iyo Bank Ltd./The	6,000	53,319
Japan Retail Fund Investment Corp. REIT	33	49,105
Japan Tobacco, Inc.	175	990,580
JGC Corp.	4,000	124,831
Joyo Bank Ltd./The	19,000	87,315
JS Group Corp.	2,800	58,947
Kajima Corp.	30,000	91,587
Kakaku.com, Inc.	2,100	55,007
Kao Corp.	4,000	105,481
KDDI Corp.	62	403,406
Kewpie Corp.	4,700	69,397
Keyence Corp.	440	104,171
Kintetsu Corp. (a)	41,000	156,210
Komeri Co., Ltd.	2,500	71,460
Konami Corp. (a)	4,500	128,869
K’s Holdings Corp.	1,800	58,104

	SHARES	VALUE (Note 3)
Japan - 18.1% (continued)
Kyowa Hakko Kirin Co., Ltd.	6,000	$66,990
Lawson, Inc.	3,300	207,890
M3, Inc.	23	83,750
Makita Corp.	1,700	69,007
McDonald’s Holdings Co., Japan Ltd.	3,700	98,269
Miraca Holdings, Inc.	1,700	66,575
Mitsubishi Heavy Industries, Ltd.	41,000	199,778
Mitsubishi Tanabe Pharma Corp.	7,500	105,610
Mitsubishi UFJ Financial Group, Inc.	54,800	275,007
Mitsui Fudosan Co., Ltd.	5,000	96,555
Namco Bandai Holdings, Inc.	12,300	178,432
NHK Spring Co., Ltd.	12,500	135,805
Nikon Corp.	4,800	147,426
Nippon Building Fund, Inc. REIT	8	76,158
Nippon Shokubai Co., Ltd.	7,000	81,599
Nippon Telegraph & Telephone Corp.	10,000	453,241
Nippon Television Network Corp.	510	82,026
Nishi-Nippon City Bank Ltd./The	21,000	59,466
Nissan Motor Co., Ltd.	22,900	246,222
Nissin Foods Holdings Co., Ltd.	1,900	71,115
Nitori Holdings Co., Ltd.	750	67,826
Nomura Research Institute Ltd.	3,500	87,450
NTT DoCoMo, Inc.	304	505,582
OJI Paper Co., Ltd.	15,000	72,770
Ono Pharmaceutical Co., Ltd.	2,500	139,291
Oriental Land Co., Ltd.	1,300	139,451
Osaka Gas Co., Ltd.	37,000	148,517
Otsuka Holdings Co., Ltd.	8,700	257,908
Park24 Co., Ltd.	5,400	73,020
Rakuten, Inc.	181	189,725
Rinnai Corp.	2,000	144,649
Sanrio Co., Ltd.	2,600	101,543
Santen Pharmaceutical Co., Ltd.	2,100	89,798
Sawai Pharmaceutical Co., Ltd.	700	74,255
Secom Co., Ltd.	2,700	133,046
Sega Sammy Holdings, Inc.	6,700	140,918
Sekisui Chemical Co., Ltd.	10,000	87,121
Seven & I Holdings Co., Ltd.	12,700	378,707
Shimano, Inc.	1,600	96,743
Shizuoka Bank Ltd./The	16,000	165,201
SKY Perfect JSAT Holdings, Inc.	133	58,867
Start Today Co., Ltd. (a)	3,600	66,485
Sugi Holdings Co., Ltd.	2,600	79,517
Sumitomo Forestry Co., Ltd.	9,300	84,890
Sumitomo Mitsui Financial Group, Inc.	4,900	162,179
Sumitomo Rubber Industries Ltd.	6,400	85,863
Suruga Bank Ltd.	8,000	82,090
Sysmex Corp.	3,100	125,943
Taiheiyo Cement Corp.	49,000	109,215
Taisei Corp. (a)	28,000	73,261
Toho Gas Co., Ltd.	17,000	100,354
Tokyu Corp.	19,000	90,277
TonenGeneral Sekiyu KK	7,000	64,741
Toray Industries, Inc. (a)	34,000	253,603
TOTO Ltd.	12,000	90,655
Toyo Suisan Kaisha Ltd.	3,000	78,009
Toyota Industries Corp.	2,800	85,294
Ube Industries Ltd.	25,000	68,345
Unicharm Corp.	5,900	311,462
USS Co., Ltd.	1,250	127,134
West Japan Railway Co.	7,900	317,942

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 18.1% (continued)
Yakult Honsha Co., Ltd. (a)	2,400	$82,732
Yamada Denki Co., Ltd.	1,270	79,763
Yamaguchi Financial Group, Inc.	5,000	45,609
Yamato Holdings Co., Ltd.	14,600	226,784
Yamazaki Baking Co., Ltd.	5,000	71,847
Yokogawa Electric Corp.	8,300	84,670
Zensho Holdings Co., Ltd.	4,900	60,190

		17,795,279

Netherlands - 5.4%
ASML Holding NV	6,895	345,449
Heineken NV	1,733	96,341
Koninklijke Ahold NV	12,773	176,983
Koninklijke DSM NV	1,137	65,822
Koninklijke Vopak NV	762	43,922
Royal Dutch Shell PLC, Class A	83,804	2,936,141
Unilever NV CVA	46,959	1,597,752

		5,262,410

Norway - 2.1%
Golar LNG Ltd.	2,009	76,753
Seadrill Ltd.	5,490	206,149
Statoil ASA	47,443	1,287,704
Telenor ASA (a)	22,754	422,410
TGS Nopec Geophysical Co. ASA	3,376	92,715

		2,085,731

Portugal - 0.2%
Galp Energia SGPS SA, Class B	4,497	74,002
Jeronimo Martins SGPS SA †	6,068	123,598
Portugal Telecom SGPS SA	7,413	40,273

		237,873

Singapore - 2.8%
Ascendas Real Estate Investment Trust REIT	52,000	83,652
Dairy Farm International Holdings, Ltd.	6,300	66,163
Fraser and Neave Ltd.	11,000	58,677
Global Logistic Properties Ltd. †	58,000	101,657
Jardine Cycle & Carriage Ltd.	6,000	230,824
Jardine Matheson Holdings Ltd.	11,600	581,050
Jardine Strategic Holdings Ltd.	7,000	213,764
Keppel Corp. Ltd.	16,000	139,837
Noble Group Ltd.	19,363	21,274
SembCorp Industries Ltd.	13,000	54,570
SembCorp Marine Ltd.	17,000	71,225
Singapore Telecommunications Ltd.	356,000	893,721
StarHub Ltd.	33,000	81,353
Wilmar International Ltd.	48,000	187,948

		2,785,715

Spain - 2.3%
Abertis Infraestructuras SA	11,541	196,589
CaixaBank	13,314	51,863
Ferrovial SA	11,268	129,410
Gas Natural SDG SA	13,658	218,320
Iberdrola SA	22,830	129,647
Inditex SA	9,287	888,756
Mapfre SA	29,275	94,307
Red Electrica Corp. SA	2,354	115,209
Repsol YPF SA	15,892	399,498

		2,223,599

	SHARES	VALUE (Note 3)
Sweden - 2.6%
Alfa Laval AB	6,671	$137,253
Assa Abloy AB, Class B	5,856	183,461
Atlas Copco AB, A Shares	11,995	290,208
Elekta AB, Class B	1,681	85,092
Getinge AB, B Shares	4,444	126,524
Hennes & Mauritz AB, B Shares	26,287	950,257
Industrivarden AB, Class C	4,099	60,912
Lundin Petroleum AB †	7,466	160,134
Meda AB, A Shares	7,554	72,064
Svenska Cellulosa AB, B Shares	5,358	92,850
Swedbank AB	5,826	90,569
Swedish Match AB	4,571	181,900
Tele2 AB, B Shares	8,069	164,793

		2,596,017

Switzerland - 6.4%
Geberit AG †	236	49,312
Nestle SA	44,626	2,807,715
Novartis AG	13,646	755,411
Roche Holding AG	12,662	2,203,572
Schindler Holding AG	1,395	167,799
SGS SA	104	202,245
Syngenta AG †	345	118,881

		6,304,935

United Kingdom - 18.7%
Aggreko PLC	7,624	274,535
ARM Holdings PLC	32,854	309,961
Associated British Foods PLC	9,388	183,313
AstraZeneca PLC	16,393	728,640
BG Group PLC	7,306	169,402
BP PLC	76,957	573,121
British American Tobacco PLC	30,590	1,540,959
British Land Co. PLC REIT	7,565	58,066
British Sky Broadcasting Group PLC	17,246	186,572
BT Group PLC	130,732	473,567
Bunzl PLC	7,883	126,773
Burberry Group PLC	10,227	245,185
Compass Group PLC	31,671	332,024
CRH PLC	13,354	273,596
Croda International PLC	3,164	106,563
Diageo PLC	41,924	1,009,355
Experian PLC	10,667	166,391
Fresnillo PLC	11,575	296,802
G4S PLC	22,026	95,967
GlaxoSmithKline PLC	76,273	1,705,146
Hammerson PLC REIT	10,324	68,661
IMI PLC	4,267	66,351
Imperial Tobacco Group PLC	19,593	794,805
International Power PLC	44,491	288,211
Intertek Group PLC	2,171	87,225
Kingfisher PLC	42,770	209,844
Land Securities Group PLC REIT	11,094	128,232
Legal & General Group PLC	62,913	131,584
Meggitt PLC	17,966	116,170
Mondi PLC	7,018	66,284
National Grid PLC	75,036	756,277
Next PLC	4,208	200,625
Old Mutual PLC	38,047	96,593
Pearson PLC	15,946	297,221
Petrofac Ltd.	2,329	64,905
Prudential PLC	9,540	114,312
Randgold Resources Ltd.	2,678	233,907

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 18.7% (continued)
Reckitt Benckiser Group PLC	5,703	$322,664
Reed Elsevier PLC	9,377	83,117
Resolution Ltd.	18,139	75,783
Rexam PLC	12,637	86,547
Rolls-Royce Holdings PLC †	26,691	346,742
SABMiller PLC	22,810	915,988
Sage Group PLC/The	14,253	68,237
Severn Trent PLC	3,568	88,127
Shire PLC	11,684	373,846
Smith & Nephew PLC	5,401	54,732
SSE PLC	20,596	437,979
Standard Life PLC	35,622	130,920
Tate & Lyle PLC	14,485	163,360
Tesco PLC	44,887	236,915
Tullow Oil PLC	11,125	271,913
United Utilities Group PLC	13,217	127,179
Vodafone Group PLC	561,499	1,548,807
Weir Group PLC/The	6,245	176,166
WM Morrison Supermarkets PLC	42,179	201,068
Wolseley PLC	2,380	90,932

		18,378,167

TOTAL COMMON STOCKS (cost $89,630,042)		97,403,701

EXCHANGE-TRADED FUNDS - 0.8% (1)
iShares MSCI EAFE Index Fund
(cost $753,834)	14,371	788,968

MONEY MARKET FUNDS - 0.1%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (b)	987	987
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)	57,806	57,806

TOTAL MONEY MARKET FUNDS (cost $58,793)		58,793

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 4.0%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (b)(c)
(cost $3,904,023)	3,904,023	3,904,023

TOTAL INVESTMENTS - 104.0% (cost $94,346,692)		102,155,485

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0%)		(3,903,480)

NET ASSETS - 100.0%		$98,252,005

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,723,757; cash collateral of $3,904,023 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 31, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,092,687	14.3%
Consumer Staples	18,547,183	18.9
Energy	10,601,010	10.8
Financials	9,138,951	9.3
Health Care	12,676,828	12.9
Industrials	10,050,724	10.2
Information Technology	3,693,513	3.7
Materials	6,474,212	6.6
Mutual Fund	788,968	0.8
Telecommunication Services	7,828,104	8.0
Utilities	4,300,489	4.4
Money Market Funds	3,962,816	4.1

Total Investments	102,155,485	104.0
Liabilities in Excess of Other Assets	(3,903,480)	(4.0)

Net Assets	$98,252,005	100.0%

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.4%
Aaron’s, Inc.	93	$2,409
Amazon.com, Inc. †	53	10,733
Apollo Group, Inc., Class A †	71	2,743
AutoNation, Inc. †	90	3,088
AutoZone, Inc. †	16	5,949
Bed Bath & Beyond, Inc. †	101	6,643
Big Lots, Inc. †	60	2,581
BorgWarner, Inc. †(a)	22	1,855
Buckle, Inc./The (a)	45	2,156
Carter’s, Inc. †	59	2,936
CBS Corp., Class B	253	8,579
Chipotle Mexican Grill, Inc. †	14	5,852
Cinemark Holdings, Inc.	92	2,019
Coach, Inc.	66	5,100
Comcast Corp., Class A	274	8,223
Deckers Outdoor Corp. †(a)	28	1,765
Dillard’s, Inc., Class A (a)	49	3,088
DIRECTV, Class A †	86	4,243
DISH Network Corp., Class A	192	6,323
Dollar General Corp. †	285	13,167
Dollar Tree, Inc. †	59	5,575
Domino’s Pizza, Inc.	82	2,977
DSW, Inc., Class A	51	2,793
Education Management Corp. †(a)	105	1,437
Express, Inc. †	61	1,524
Family Dollar Stores, Inc.	63	3,987
Foot Locker, Inc.	105	3,260
Fossil, Inc. †(a)	37	4,883
GameStop Corp., Class A (a)	66	1,441
Genuine Parts Co.	74	4,644
Goodyear Tire & Rubber Co./The †	186	2,087
H&R Block, Inc.	197	3,245
Harley-Davidson, Inc.	40	1,963
Home Depot, Inc./The	450	22,640
HSN, Inc.	57	2,168
Liberty Media Corp. - Liberty Capital, Class A †	44	3,879
LKQ Corp. †	101	3,148
Ltd. Brands, Inc.	139	6,672
Macy’s, Inc.	171	6,794
Madison Square Garden Co./The, Class A †(a)	56	1,915
Mattel, Inc.	111	3,736
McDonald’s Corp.	462	45,322
McGraw-Hill Cos., Inc./The	120	5,816
News Corp., Class A	813	16,008
NIKE, Inc., Class B	94	10,193
Nordstrom, Inc.	59	3,288
O’Reilly Automotive, Inc. †	60	5,481
Panera Bread Co., Class A †	24	3,862
Penske Automotive Group, Inc. (a)	57	1,404
PetSmart, Inc. (a)	64	3,662
Polaris Industries, Inc.	56	4,040
priceline.com, Inc. †	12	8,610
Ralph Lauren Corp.	40	6,973
Regal Entertainment Group, Class A (a)	121	1,646
Rent-A-Center, Inc.	57	2,152
Ross Stores, Inc.	103	5,984
Sally Beauty Holdings, Inc. †	147	3,646
Sears Holdings Corp. †(a)	35	2,319
Service Corp. International	218	2,455

	SHARES	VALUE (Note 3)
Consumer Discretionary - 18.4% (continued)
Sirius XM Radio, Inc. †	1,183	$2,733
Six Flags Entertainment Corp. (a)	55	2,572
Starbucks Corp.	256	14,308
Tempur-Pedic International, Inc. †	49	4,137
Tesla Motors, Inc. †(a)	56	2,085
Tiffany & Co.	39	2,696
Time Warner, Inc.	212	8,003
TJX Cos., Inc.	196	7,783
Tractor Supply Co.	49	4,437
Tupperware Brands Corp.	43	2,731
Ulta Salon Cosmetics & Fragrance, Inc.	50	4,645
Under Armour, Inc., Class A †	41	3,854
VF Corp.	51	7,445
Viacom, Inc., Class B	118	5,600
Weight Watchers International, Inc. (a)	51	3,937
Wolverine World Wide, Inc.	50	1,859
Wyndham Worldwide Corp.	79	3,674
Wynn Resorts Ltd.	37	4,621
Yum! Brands, Inc.	104	7,403

		417,604

Consumer Staples - 14.7%
Altria Group, Inc.	651	20,096
Brown-Forman Corp., Class B	44	3,669
Casey’s General Stores, Inc. (a)	44	2,440
Church & Dwight Co., Inc. (a)	85	4,181
Coca-Cola Co./The	224	16,578
Colgate-Palmolive Co.	155	15,156
ConAgra Foods, Inc.	182	4,779
Corn Products International, Inc.	31	1,787
Costco Wholesale Corp.	147	13,348
CVS Caremark Corp.	391	17,517
Estee Lauder Cos., Inc./The, Class A	151	9,353
Flowers Foods, Inc.	102	2,078
General Mills, Inc.	150	5,918
Green Mountain Coffee Roasters, Inc. †(a)	84	3,935
Herbalife Ltd. (Cayman Islands)	71	4,886
Hershey Co./The	95	5,826
HJ Heinz Co.	50	2,678
Hormel Foods Corp.	136	4,015
JM Smucker Co./The	55	4,475
Kimberly-Clark Corp.	91	6,724
Kraft Foods, Inc., Class A	535	20,335
Kroger Co./The	86	2,084
Lancaster Colony Corp. (a)	25	1,662
Lorillard, Inc.	61	7,898
Mead Johnson Nutrition Co.	82	6,763
Monster Beverage Corp. †	94	5,836
Nu Skin Enterprises, Inc., Class A (a)	58	3,359
Philip Morris International, Inc.	525	46,520
Post Holdings, Inc. †	13	428
Pricesmart, Inc. (a)	39	2,840
Ralcorp Holdings, Inc. †	26	1,926
Reynolds American, Inc.	232	9,614
Sara Lee Corp.	171	3,682
Smithfield Foods, Inc. †(a)	116	2,555
TreeHouse Foods, Inc. †	39	2,320
Tyson Foods, Inc., Class A	192	3,677
Wal-Mart Stores, Inc.	896	54,835
Whole Foods Market, Inc.	78	6,490

		332,263

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Energy - 7.0%
Anadarko Petroleum Corp.	60	$4,700
Apco Oil and Gas International, Inc.	32	2,182
Cabot Oil & Gas Corp.	130	4,052
CARBO Ceramics, Inc. (a)	17	1,793
Chesapeake Energy Corp. (a)	102	2,363
Chevron Corp.	183	19,625
Cobalt International Energy, Inc. †	52	1,562
Concho Resources, Inc. †	15	1,531
ConocoPhillips	135	10,261
Continental Resources, Inc. †(a)	26	2,231
CVR Energy, Inc. †	40	1,070
Dresser-Rand Group, Inc. †	42	1,948
El Paso Corp.	93	2,748
Energy XXI Bermuda Ltd. (Bermuda) †(a)	34	1,228
EOG Resources, Inc.	32	3,555
EQT Corp. (a)	82	3,953
Exxon Mobil Corp.	353	30,616
FMC Technologies, Inc. †	64	3,227
Golar LNG Ltd. (Bermuda)	71	2,702
Gulfport Energy Corp. †	49	1,427
Helix Energy Solutions Group, Inc. †	146	2,599
HollyFrontier Corp. (a)	81	2,604
Key Energy Services, Inc. †	134	2,070
Kodiak Oil & Gas Corp. †	194	1,932
Marathon Oil Corp.	178	5,643
Noble Energy, Inc.	23	2,249
Oasis Petroleum, Inc. †	30	925
Oceaneering International, Inc. (a)	67	3,611
Oil States International, Inc. †(a)	21	1,639
Range Resources Corp.	84	4,884
Rosetta Resources, Inc. †	40	1,950
SandRidge Energy, Inc. †(a)	126	987
SM Energy Co. (a)	42	2,972
Spectra Energy Corp.	227	7,162
Tesoro Corp. †	112	3,006
Valero Energy Corp.	91	2,345
Williams Cos., Inc./The	269	8,288
World Fuel Services Corp. (a)	52	2,132

		159,772

Financials - 6.5%
American Campus Communities, Inc. REIT	63	2,817
American Express Co.	247	14,291
American Financial Group, Inc.	68	2,623
American Tower Corp. REIT	85	5,357
Arch Capital Group Ltd. (Bermuda) †	86	3,203
AvalonBay Communities, Inc. REIT	37	5,230
Boston Properties, Inc. REIT	39	4,095
BRE Properties, Inc. REIT	50	2,527
Capital One Financial Corp.	63	3,512
CBOE Holdings, Inc.	52	1,478
Chubb Corp./The	106	7,326
Credit Acceptance Corp. †	19	1,919
Digital Realty Trust, Inc. REIT (a)	55	4,068
Discover Financial Services	221	7,368
Equity Lifestyle Properties, Inc. REIT	31	2,162
Erie Indemnity Co., Class A	32	2,494
Essex Property Trust, Inc. REIT (a)	22	3,333
Extra Space Storage, Inc. REIT	110	3,167
Federal Realty Investment Trust REIT	34	3,291

	SHARES	VALUE (Note 3)
Financials - 6.5% (continued)
Fidelity National Financial, Inc., Class A	146	$2,632
HCP, Inc. REIT	109	4,301
Health Care REIT, Inc. REIT (a)	56	3,078
Marsh & McLennan Cos., Inc.	196	6,427
Moody’s Corp.	113	4,757
Ocwen Financial Corp. †	119	1,860
ProAssurance Corp.	33	2,908
ProLogis, Inc. REIT	69	2,485
Public Storage REIT	65	8,981
Rayonier, Inc. REIT	72	3,174
Signature Bank †	40	2,522
Simon Property Group, Inc. REIT	94	13,694
SLM Corp.	80	1,261
Tanger Factory Outlet Centers REIT	72	2,141
Taubman Centers, Inc. REIT	42	3,064
WR Berkley Corp.	97	3,504

		147,050

Health Care - 15.6%
Abbott Laboratories (a)	471	28,868
Accretive Health, Inc. †(a)	106	2,117
Aetna, Inc.	150	7,524
Alexion Pharmaceuticals, Inc. †	81	7,522
Align Technology, Inc. †	56	1,543
Allergan, Inc.	105	10,020
AMERIGROUP Corp. †	36	2,422
AmerisourceBergen Corp.	46	1,825
Amgen, Inc.	192	13,054
athenahealth, Inc. †(a)	42	3,113
Biogen Idec, Inc. †	90	11,337
BioMarin Pharmaceutical, Inc. †(a)	82	2,808
Bristol-Myers Squibb Co.	540	18,225
Cardinal Health, Inc.	99	4,268
Catalyst Health Solutions, Inc. †	27	1,721
Celgene Corp. †	50	3,876
Centene Corp. †	43	2,106
Cepheid, Inc. †	65	2,719
Cerner Corp. †	78	5,940
CIGNA Corp.	80	3,940
Cooper Cos., Inc./The	25	2,043
Coventry Health Care, Inc.	67	2,383
Cubist Pharmaceuticals, Inc. †(a)	74	3,201
Eli Lilly & Co.	241	9,705
HMS Holdings Corp. †(a)	57	1,779
Humana, Inc.	72	6,659
Intuitive Surgical, Inc. †	15	8,126
Jazz Pharmaceuticals PLC (Ireland) †(a)	22	1,066
Johnson & Johnson	582	38,389
McKesson Corp.	63	5,530
Medicis Pharmaceutical Corp., Class A (a)	71	2,669
Merck & Co., Inc.	696	26,726
Omnicare, Inc. (a)	90	3,201
Onyx Pharmaceuticals, Inc. †(a)	58	2,185
Perrigo Co.	47	4,856
Pfizer, Inc.	2,226	50,441
Questcor Pharmaceuticals, Inc. †	74	2,784
Regeneron Pharmaceuticals, Inc. †	59	6,881
SXC Health Solutions Corp. †	44	3,298
Thoratec Corp. †	57	1,921
UnitedHealth Group, Inc.	330	19,450

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 15.6% (continued)
Vertex Pharmaceuticals, Inc.†	29	$1,189
Watson Pharmaceuticals, Inc.†	45	3,018
WellCare Health Plans, Inc.†	53	3,810
WellPoint, Inc.	89	6,568

		352,826

Industrials - 5.6%
Alaska Air Group, Inc.†	54	1,934
Carlisle Cos., Inc.	33	1,647
Chart Industries, Inc.†(a)	32	2,347
CLARCOR, Inc.(a)	41	2,013
Clean Harbors, Inc.†	45	3,030
Copa Holdings SA, Class A (a)	22	1,742
Copart, Inc.†	106	2,763
Dollar Thrifty Automotive Group, Inc.†	24	1,942
Donaldson Co., Inc.	84	3,001
Fastenal Co.	131	7,087
Gardner Denver, Inc.	25	1,576
GATX Corp.	38	1,531
Genesee & Wyoming, Inc., Class A †	34	1,856
Goodrich Corp.	17	2,133
HEICO Corp.(a)	46	2,373
Hexcel Corp.†(a)	109	2,617
Iron Mountain, Inc.(a)	115	3,312
JB Hunt Transport Services, Inc.	39	2,120
Kansas City Southern†	58	4,158
Kirby Corp.†	47	3,092
Landstar System, Inc.	42	2,424
Lincoln Electric Holdings, Inc.	63	2,855
Lockheed Martin Corp.	39	3,505
Norfolk Southern Corp.	121	7,965
Old Dominion Freight Line, Inc.†	56	2,670
Polypore International, Inc.†(a)	35	1,231
Precision Castparts Corp.	33	5,706
Robbins & Myers, Inc.	54	2,811
Rollins, Inc.	105	2,234
Ryder System, Inc.	25	1,320
Sauer-Danfoss, Inc.	56	2,632
Teledyne Technologies, Inc.†	41	2,585
Towers Watson & Co., Class A	39	2,577
TransDigm Group, Inc.†	32	3,704
Triumph Group, Inc.(a)	44	2,757
Union Pacific Corp.	90	9,673
United Rentals, Inc.†	26	1,115
Verisk Analytics, Inc., Class A †	52	2,442
Wabtec Corp.	40	3,015
Waste Connections, Inc.	76	2,472
Woodward, Inc.	37	1,585
WW Grainger, Inc.	32	6,874

		126,426

Information Technology - 21.9%
Alliance Data Systems Corp.†(a)	33	4,157
Apple, Inc.†	254	152,265
Ariba, Inc.†	73	2,388
Automatic Data Processing, Inc.	159	8,775
Cadence Design Systems, Inc.†	264	3,126
CommVault Systems, Inc.†	40	1,986
Dell, Inc.†	606	10,060
EchoStar Corp., Class A †	43	1,210
Electronic Arts, Inc.†	216	3,560
Equinix, Inc.†	26	4,094

	SHARES	VALUE (Note 3)
Information Technology - 21.9% (continued)
Fortinet, Inc.†	124	$3,429
Gartner, Inc.†	43	1,833
IAC/InterActiveCorp	82	4,025
Intel Corp.	1,535	43,149
International Business Machines Corp.	350	73,027
Intuit, Inc.	74	4,450
IPG Photonics Corp.†(a)	43	2,238
Jabil Circuit, Inc.	63	1,583
Jack Henry & Associates, Inc.	62	2,115
KLA-Tencor Corp.	80	4,354
Mastercard, Inc., Class A	43	18,083
Maxim Integrated Products, Inc.	72	2,058
Microsoft Corp.	967	31,186
Molex, Inc.(a)	79	2,221
Motorola Solutions, Inc.	138	7,015
NCR Corp.†	95	2,062
NetSuite, Inc.†(a)	72	3,621
NeuStar, Inc., Class A †	69	2,570
Nuance Communications, Inc.†	155	3,965
Oracle Corp.	621	18,108
QLIK Technologies, Inc.†(a)	35	1,120
QUALCOMM, Inc.	171	11,631
Rackspace Hosting, Inc.†(a)	82	4,739
SolarWinds, Inc.†(a)	98	3,788
Teradata Corp.†	80	5,452
TIBCO Software, Inc.†	93	2,836
Total System Services, Inc.	143	3,299
Ultimate Software Group, Inc.†	25	1,832
Universal Display Corp.†	41	1,498
VeriFone Systems, Inc.†(a)	48	2,490
Visa, Inc., Class A	211	24,898
VMware, Inc., Class A †	55	6,180
Xilinx, Inc.	97	3,534

		496,010

Materials - 1.7%
Airgas, Inc.	30	2,669
Allied Nevada Gold Corp.†	73	2,375
Carpenter Technology Corp.	51	2,664
Celanese Corp., Series A	24	1,108
CF Industries Holdings, Inc.	10	1,826
Ecolab, Inc.	65	4,012
Molycorp, Inc.†(a)	35	1,184
Monsanto Co.	64	5,105
NewMarket Corp.	14	2,624
Newmont Mining Corp.	60	3,076
Praxair, Inc.	34	3,898
Rockwood Holdings, Inc.†	33	1,721
Royal Gold, Inc.	48	3,130
Valhi, Inc.	19	1,008
WR Grace & Co.†	48	2,774

		39,174

Telecommunication Services - 1.9%
AT&T, Inc.(a)	596	18,613
Level 3 Communications, Inc.†	128	3,294
Verizon Communications, Inc.	579	22,135

		44,042

Utilities - 5.8%
AGL Resources, Inc.	62	2,432
Ameren Corp.	110	3,584

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED MOMENTUM FUND

	SHARES	VALUE (Note 3)
Utilities - 5.8% (continued)
American Electric Power Co., Inc.	130	$5,015
American Water Works Co., Inc.	122	4,152
Calpine Corp. †	225	3,872
CenterPoint Energy, Inc.	247	4,871
Cleco Corp. (a)	70	2,775
CMS Energy Corp. (a)	150	3,300
Consolidated Edison, Inc.	120	7,010
Dominion Resources, Inc.	205	10,498
DTE Energy Co.	87	4,788
Duke Energy Corp.	466	9,791
FirstEnergy Corp.	177	8,069
ITC Holdings Corp.	37	2,847
NextEra Energy, Inc.	56	3,420
NiSource, Inc.	195	4,748
NV Energy, Inc.	127	2,047
OGE Energy Corp.	61	3,263
Oneok, Inc.	54	4,410
Pinnacle West Capital Corp.	73	3,497
Portland General Electric Co.	98	2,448
PPL Corp.	242	6,839
Questar Corp.	122	2,350
Southern Co.	278	12,490
UIL Holdings Corp.	72	2,503
WGL Holdings, Inc.	68	2,768
Wisconsin Energy Corp.	89	3,131
Xcel Energy, Inc.	158	4,182

		131,100

TOTAL COMMON STOCKS (cost $2,072,176)		2,246,267

EXCHANGE-TRADED FUNDS - 0.5%
SPDR S&P 500 ETF Trust
(cost $12,178)	90	12,665

MONEY MARKET FUNDS - 0.5%
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $11,542)	11,542	11,542

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 8.4%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (2)(b)(c)
(cost $190,357)	190,357	190,357

TOTAL INVESTMENTS - 108.5% (cost $2,286,253)		2,460,831

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5%)		(193,551)

NET ASSETS - 100.0%		$2,267,280

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $186,199; cash collateral of $190,357 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 31, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

COMMON STOCKS - 99.3%	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.2%
American Public Education, Inc. †(a)	58	$2,204
America’s Car-Mart, Inc. †	61	2,683
Amerigon, Inc. †	157	2,540
Ameristar Casinos, Inc.	118	2,198
ANN, Inc. †	88	2,520
Arbitron, Inc.	51	1,886
Archipelago Learning, Inc. †	120	1,334
Arctic Cat, Inc. †(a)	166	7,110
Asbury Automotive Group, Inc. †(a)	127	3,429
Ascent Capital Group, Inc., Class A †	63	2,979
Barnes & Noble, Inc. †(a)	101	1,338
Bebe Stores, Inc.	410	3,784
Belo Corp., Class A	166	1,190
BJ’s Restaurants, Inc. †(a)	185	9,315
Black Diamond, Inc. †	382	3,537
Blyth, Inc. (a)	49	3,667
Bob Evans Farms, Inc.	192	7,242
Body Central Corp. †	174	5,049
Bravo Brio Restaurant Group, Inc. †	180	3,593
Bridgepoint Education, Inc. †(a)	216	5,346
Brunswick Corp.	116	2,987
Buffalo Wild Wings, Inc. †	103	9,341
Cabela’s, Inc. †	167	6,371
Caribou Coffee Co., Inc. †	143	2,666
Carrols Restaurant Group, Inc. †	173	2,638
Charming Shoppes, Inc. †	800	4,720
Children’s Place Retail Stores, Inc./The †(a)	121	6,252
Churchill Downs, Inc.	75	4,193
Coinstar, Inc. †(a)	94	5,974
Conn’s, Inc. †	219	3,362
Core-Mark Holding Co., Inc. (a)	49	2,006
CSS Industries, Inc.	91	1,771
Delta Apparel, Inc. †	110	1,807
Dorman Products, Inc. †(a)	52	2,631
Drew Industries, Inc. †	70	1,912
Einstein Noah Restaurant Group, Inc.	90	1,343
Ethan Allen Interiors, Inc.	121	3,064
Express, Inc. †	143	3,572
Finish Line, Inc./The, Class A	238	5,050
Fisher Communications, Inc. †	68	2,089
Genesco, Inc. †	141	10,103
Group 1 Automotive, Inc. (a)	93	5,224
Helen of Troy Ltd. (Bermuda) †	96	3,265
Hibbett Sports, Inc. †	172	9,383
Hillenbrand, Inc.	254	5,829
Hot Topic, Inc.	342	3,471
iRobot Corp. †(a)	130	3,544
Johnson Outdoors, Inc., Class A †	84	1,604
Jos. A. Bank Clothiers, Inc. †	118	5,948
K12, Inc. †(a)	78	1,843
Kona Grill, Inc. †	165	901
Krispy Kreme Doughnuts, Inc. †(a)	235	1,715
La-Z-Boy, Inc. †	229	3,426
Leapfrog Enterprises, Inc. †	209	1,747
Lions Gate Entertainment Corp. †(a)	698	9,716
Lithia Motors, Inc., Class A	138	3,616
Liz Claiborne, Inc. †	495	6,613
Martha Stewart Living Omnimedia, Class A (a)	226	861
Men’s Wearhouse, Inc./The	228	8,840

	SHARES	VALUE (Note 3)
Consumer Discretionary - 15.2% (continued)
Midas, Inc. †	154	$1,768
Monro Muffler Brake, Inc. (a)	198	8,215
Movado Group, Inc.	106	2,602
Multimedia Games Holding Co., Inc. †	256	2,806
Nexstar Broadcasting Group, Inc., Class A †	220	1,828
Oxford Industries, Inc. (a)	75	3,811
Papa John’s International, Inc. †	112	4,218
Peet’s Coffee & Tea, Inc. †	127	9,360
Penske Automotive Group, Inc. (a)	131	3,227
Pier 1 Imports, Inc. †	545	9,908
Pool Corp.	273	10,216
Red Robin Gourmet Burgers, Inc. †	87	3,236
Ruth’s Hospitality Group, Inc. †	195	1,480
Saga Communications, Inc., Class A †	37	1,325
Select Comfort Corp. †	386	12,503
Sinclair Broadcast Group, Inc., Class A	335	3,705
Sonic Automotive, Inc., Class A	237	4,245
Standard Motor Products, Inc.	126	2,235
Steinway Musical Instruments, Inc. †	94	2,350
Steven Madden Ltd. †	261	11,158
Sturm, Ruger & Co., Inc.	151	7,414
Systemax, Inc. †	145	2,445
Town Sports International Holdings, Inc. †	240	3,031
True Religion Apparel, Inc. †	123	3,370
Vera Bradley, Inc. †	135	4,076
Vitamin Shoppe, Inc. †	221	9,770
Winmark Corp. (a)	35	2,028
ZAGG, Inc. †(a)	220	2,339
Zumiez, Inc. †	57	2,058

		371,069

Consumer Staples - 5.2%
Andersons, Inc./The (a)	86	4,187
B&G Foods, Inc.	203	4,570
Boston Beer Co., Inc./The, Class A †	72	7,689
Calavo Growers, Inc.	67	1,794
Cal-Maine Foods, Inc.	101	3,864
Coca-Cola Bottling Co. Consolidated	37	2,321
Darling International, Inc. †(a)	324	5,644
Dean Foods Co. †	222	2,689
Dole Food Co., Inc. †(a)	164	1,637
Elizabeth Arden, Inc. †	131	4,582
Fresh Del Monte Produce, Inc. (a)	157	3,586
Hain Celestial Group, Inc./The †(a)	274	12,004
J&J Snack Foods Corp.	84	4,407
Lancaster Colony Corp. (a)	40	2,658
National Beverage Corp. †	207	3,320
Omega Protein Corp. †	138	1,050
Pizza Inn Holdings, Inc. †	228	1,104
Revlon, Inc., Class A †	233	4,019
Rite Aid Corp. †	2,521	4,387
Sanderson Farms, Inc.	145	7,689
Smart Balance, Inc. †	415	2,743
Snyders-Lance, Inc.	274	7,083
Spartan Stores, Inc. (a)	107	1,939
Spectrum Brands Holdings, Inc. †	89	3,112
Star Scientific, Inc. †	955	3,132
SUPERVALU, Inc. (a)	380	2,170
Susser Holdings Corp. †	118	3,029
Universal Corp.	72	3,355
Vector Group Ltd.	522	9,250

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 5.2% (continued)
WD-40 Co. (a)	78	$3,537
Weis Markets, Inc.	80	3,488

		126,039

Energy - 5.1%
Alon USA Energy, Inc. (a)	292	2,643
Approach Resources, Inc. †(a)	139	5,136
Basic Energy Services, Inc. †(a)	190	3,296
Bristow Group, Inc.	51	2,434
Cheniere Energy, Inc. †	395	5,917
Clean Energy Fuels Corp. †(a)	96	2,043
Contango Oil & Gas Co. †	46	2,710
Crosstex Energy, Inc.	243	3,436
CVR Energy, Inc. †	287	7,677
Dawson Geophysical Co. †	42	1,443
Delek US Holdings, Inc.	297	4,606
Enbridge Energy Management LLC †	103	3,280
Energy Partners Ltd. †	73	1,213
Evolution Petroleum Corp. †	187	1,739
GeoResources, Inc. †	76	2,488
Goodrich Petroleum Corp. †(a)	71	1,350
Gulf Island Fabrication, Inc. (a)	61	1,785
Gulfmark Offshore, Inc., Class A †	118	5,423
Gulfport Energy Corp. †	76	2,213
Heckmann Corp. †(a)	644	2,776
Hercules Offshore, Inc. †	631	2,985
Hornbeck Offshore Services, Inc. †	153	6,431
Kodiak Oil & Gas Corp. †	259	2,580
Mitcham Industries, Inc. †(a)	89	1,999
Newpark Resources, Inc. †	439	3,595
Panhandle Oil and Gas, Inc., Class A	65	1,916
Parker Drilling Co. †	576	3,439
PHI, Inc. †	89	2,060
Pioneer Drilling Co. †	343	3,018
Rentech, Inc. †	1,324	2,754
REX American Resources Corp. †	79	2,425
Rex Energy Corp. †(a)	251	2,681
RigNet, Inc. †	88	1,543
Royale Energy, Inc. †	290	1,511
SMF Energy Corp.	291	340
Stone Energy Corp. †	203	5,804
Targa Resources Corp.	54	2,454
TGC Industries, Inc. †	168	1,667
W&T Offshore, Inc.	279	5,881
Western Refining, Inc.	330	6,211

		124,902

Financials - 18.8%
1st Source Corp.	130	3,181
Acadia Realty Trust REIT (a)	188	4,238
Advance America Cash Advance Centers, Inc.	360	3,776
American Assets Trust, Inc. REIT	107	2,440
AMERISAFE, Inc. †	115	2,845
Amtrust Financial Services, Inc. (a)	271	7,284
Associated Estates Realty Corp. REIT	200	3,268
Bank of Kentucky Financial Corp.	70	1,801
Bank of Marin Bancorp	56	2,129
Bank of the Ozarks, Inc.	280	8,753
Banner Corp.	85	1,873
BofI Holding, Inc. †	111	1,896
Boston Private Financial Holdings, Inc. (a)	425	4,212

	SHARES	VALUE (Note 3)
Financials - 18.8% (continued)
Bridge Capital Holdings †	96	$1,292
Bryn Mawr Bank Corp.	114	2,558
Cash America International, Inc.	130	6,231
Center Bancorp, Inc.	140	1,404
Citizens & Northern Corp. (a)	103	2,060
Citizens Republic Bancorp, Inc. †	235	3,668
Citizens, Inc. †	264	2,608
Cohen & Steers, Inc.	106	3,381
Colonial Properties Trust REIT	406	8,822
Community Bank System, Inc. (a)	218	6,274
Community Trust Bancorp, Inc. (a)	85	2,726
Coresite Realty Corp. REIT (a)	234	5,520
Crawford & Co., Class B	345	1,691
CubeSmart REIT	485	5,772
CVB Financial Corp. (a)	482	5,659
Delphi Financial Group, Inc., Class A	78	3,492
DFC Global Corp. †	70	1,321
DuPont Fabros Technology, Inc. REIT (a)	276	6,748
Eagle Bancorp, Inc. †	112	1,875
EastGroup Properties, Inc. REIT	204	10,245
Education Realty Trust, Inc. REIT	366	3,967
eHealth, Inc. †	111	1,810
Employers Holdings, Inc. (a)	119	2,108
Encore Bancshares, Inc. †	104	2,118
Enstar Group Ltd. (Bermuda) †	55	5,444
Enterprise Financial Services Corp.	163	1,914
Epoch Holding Corp.	129	3,081
ESB Financial Corp.	126	1,817
Excel Trust, Inc. REIT	195	2,356
Ezcorp, Inc., Class A †	144	4,674
FBL Financial Group, Inc., Class A	141	4,752
Federal Agricultural Mortgage Corp., Class C	77	1,748
Financial Engines, Inc. †(a)	131	2,929
First Busey Corp.	512	2,529
First Cash Financial Services, Inc. †(a)	128	5,490
First Defiance Financial Corp.	120	2,023
First Financial Corp.	67	2,127
First Industrial Realty Trust, Inc. REIT †	256	3,162
First Interstate Bancsystem, Inc.	302	4,415
FNB Corp. (a)	514	6,209
Fox Chase Bancorp, Inc.	146	1,898
GAMCO Investors, Inc., Class A	46	2,282
Gladstone Investment Corp.	220	1,665
Glimcher Realty Trust REIT	425	4,344
Golub Capital BDC, Inc. (a)	236	3,604
Gramercy Capital Corp. REIT †	415	1,108
Gyrodyne Co. of America, Inc. REIT †	11	1,100
Harleysville Group, Inc.	40	2,308
Heritage Commerce Corp. †	261	1,678
HFF, Inc., Class A †	152	2,503
Home Bancshares, Inc.	287	7,637
Horizon Technology Finance Corp.	89	1,478
Hudson Pacific Properties, Inc. REIT	150	2,270
Hudson Valley Holding Corp.	85	1,371
Investors Bancorp, Inc. †	291	4,371
Kearny Financial Corp.	178	1,736
Kemper Corp.	236	7,146
Ladenburg Thalmann Financial Services, Inc. †	1,019	1,814
Lakeland Financial Corp.	116	3,019
LTC Properties, Inc. REIT	138	4,416

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 18.8% (continued)
Maiden Holdings Ltd. (Bermuda)	347	$3,123
Main Street Capital Corp.	127	3,128
MarketAxess Holdings, Inc.	166	6,190
MB Financial, Inc.	97	2,036
Meadowbrook Insurance Group, Inc.	279	2,603
Medallion Financial Corp.	191	2,132
Mission West Properties, Inc. REIT	254	2,504
National Financial Partners Corp. †(a)	188	2,846
National Interstate Corp.	96	2,456
National Penn Bancshares, Inc.	614	5,434
Nelnet, Inc., Class A	74	1,917
NewStar Financial, Inc. †	175	1,946
Nicholas Financial, Inc.	81	1,068
Northwest Bancshares, Inc. (a)	427	5,423
Old National Bancorp	280	3,679
OmniAmerican Bancorp, Inc. †	247	4,782
One Liberty Properties, Inc. REIT	127	2,324
OneBeacon Insurance Group Ltd., Class A	661	10,186
Oritani Financial Corp.	260	3,817
Pacific Capital Bancorp NA †	59	2,691
Pinnacle Financial Partners, Inc. †	181	3,321
Presidential Life Corp.	173	1,977
Retail Opportunity Investments Corp. REIT (a)	488	5,876
RLI Corp.	168	12,036
Rockville Financial, Inc.	241	2,808
Seacoast Banking Corp of Florida †	696	1,225
Selective Insurance Group, Inc.	103	1,814
Solar Capital Ltd.	324	7,151
Sovran Self Storage, Inc. REIT	210	10,464
Strategic Hotels & Resorts, Inc. REIT †	256	1,684
Sun Communities, Inc. REIT (a)	184	7,973
SWS Group, Inc.	203	1,161
Territorial Bancorp, Inc.	211	4,391
Texas Capital Bancshares, Inc. †	265	9,174
THL Credit, Inc.	294	3,781
Trustmark Corp. (a)	214	5,346
Umpqua Holdings Corp.	477	6,468
United Bankshares, Inc.	179	5,166
United Financial Bancorp, Inc.	122	1,930
Universal Health Realty Income Trust REIT (a)	73	2,893
ViewPoint Financial Group	201	3,091
Virginia Commerce Bancorp, Inc. †	236	2,072
Virtus Investment Partners, Inc. †	34	2,917
Walker & Dunlop, Inc. †	107	1,348
Walter Investment Management Corp.	149	3,360
Washington Trust Bancorp, Inc.	110	2,655
Webster Financial Corp. (a)	223	5,055
WesBanco, Inc. (a)	152	3,061
West Bancorporation, Inc.	175	1,748
West Coast Bancorp †(a)	108	2,043
WisdomTree Investments, Inc. †	915	7,659
World Acceptance Corp. †	66	4,043

		459,440

Health Care - 15.8%
Abaxis, Inc. †(a)	78	2,272
ABIOMED, Inc. †(a)	210	4,660
Achillion Pharmaceuticals, Inc. †	345	3,305
Acorda Therapeutics, Inc. †	61	1,620

	SHARES	VALUE (Note 3)
Health Care - 15.8% (continued)
Acura Pharmaceuticals, Inc. †(a)	437	$1,512
Aegerion Pharmaceuticals, Inc. †	251	3,471
Air Methods Corp. †(a)	55	4,799
Akorn, Inc. †(a)	448	5,242
Align Technology, Inc. †	105	2,893
Alkermes PLC (Ireland) †(a)	155	2,875
Amsurg Corp. †	151	4,225
Analogic Corp.	62	4,187
Anika Therapeutics, Inc. †	115	1,442
Antares Pharma, Inc. †(a)	931	3,007
Anthera Pharmaceuticals, Inc. †	285	630
Apricus Biosciences, Inc. †	249	702
Ariad Pharmaceuticals, Inc. †	808	12,888
Atrion Corp.	11	2,312
AVEO Pharmaceuticals, Inc. †(a)	163	2,023
BioLase Technology, Inc. †	380	1,030
BioSante Pharmaceuticals, Inc. †(a)	3,050	2,074
BioScrip, Inc. †	379	2,573
Cambrex Corp. †	263	1,838
Cantel Medical Corp.	139	3,488
Capital Senior Living Corp. †	213	1,968
Celsion Corp. †	544	1,034
Centene Corp. †	61	2,987
Cerus Corp. †	382	1,536
Curis, Inc. †	447	2,155
Cynosure, Inc., Class A †	121	2,161
Dusa Pharmaceuticals, Inc. †	328	2,053
Dynavax Technologies Corp. †	481	2,434
Echo Therapeutics, Inc. †	488	1,000
Endologix, Inc. †(a)	490	7,178
Exact Sciences Corp. †	307	3,426
Exelixis, Inc. †(a)	177	917
Furiex Pharmaceuticals, Inc. †	71	1,678
Genomic Health, Inc. †(a)	224	6,857
GTx, Inc. †	394	1,517
Halozyme Therapeutics, Inc. †	449	5,729
Hansen Medical, Inc. †(a)	608	1,824
HealthStream, Inc. †	145	3,363
Hi-Tech Pharmacal Co., Inc. †(a)	77	2,767
ICU Medical, Inc. †	136	6,686
Idenix Pharmaceuticals, Inc. †(a)	655	6,412
Immunogen, Inc. †	325	4,677
Infinity Pharmaceuticals, Inc. †(a)	341	4,078
Insulet Corp. †(a)	205	3,924
InterMune, Inc. †(a)	139	2,039
IPC The Hospitalist Co., Inc. †(a)	91	3,359
Ironwood Pharmaceuticals, Inc. †(a)	614	8,172
Jazz Pharmaceuticals PLC (Ireland) †(a)	247	11,972
Ligand Pharmaceuticals, Inc., Class B †	179	2,855
Luminex Corp. †	195	4,553
Magellan Health Services, Inc. †	46	2,245
MAKO Surgical Corp. †(a)	245	10,327
Maxygen, Inc. †	382	2,193
Medicines Co./The †	244	4,897
Medivation, Inc. †	200	14,944
Medtox Scientific, Inc. †	98	1,652
MELA Sciences, Inc. †	403	1,801
Merge Healthcare, Inc. †(a)	546	3,194
Merit Medical Systems, Inc. †	161	2,000
Metropolitan Health Networks, Inc. †	304	2,848
Molina Healthcare, Inc. †(a)	181	6,087
Momenta Pharmaceuticals, Inc. †	100	1,532

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 15.8% (continued)
MWI Veterinary Supply, Inc. †	55	$4,840
Navidea Biopharmaceuticals, Inc. †	438	1,437
Omnicell, Inc. †	188	2,859
Oncothyreon, Inc. †(a)	759	3,309
OPKO Health, Inc. †(a)	1,182	5,591
Optimer Pharmaceuticals, Inc. †(a)	216	3,002
OraSure Technologies, Inc. †	284	3,263
PAREXEL International Corp. †	86	2,319
PDL BioPharma, Inc. (a)	1,160	7,366
Pernix Therapeutics Holdings †	112	1,008
Pharmacyclics, Inc. †	390	10,826
Progenics Pharmaceuticals, Inc. †	212	2,099
PSS World Medical, Inc. †	83	2,103
Quidel Corp. †	203	3,729
Repros Therapeutics, Inc. †	329	1,392
Rigel Pharmaceuticals, Inc. †(a)	205	1,650
RTI Biologics, Inc. †	511	1,891
SciClone Pharmaceuticals, Inc. †	374	2,360
Select Medical Holdings Corp. †	656	5,045
Solta Medical, Inc. †	371	1,124
Spectranetics Corp. †	286	2,974
Spectrum Pharmaceuticals, Inc. †(a)	460	5,810
Staar Surgical Co. †	228	2,469
SurModics, Inc. †	123	1,891
Synergetics USA, Inc. †	253	1,644
Team Health Holdings, Inc. †	386	7,936
Threshold Pharmaceuticals, Inc. †(a)	732	6,442
Transcend Services, Inc. †	90	2,642
Trius Therapeutics, Inc. †	313	1,675
Universal American Corp.	417	4,495
Ventrus Biosciences, Inc. †	114	1,137
Vical, Inc. †(a)	620	2,108
ViroPharma, Inc. †	415	12,479
Vivus, Inc. †(a)	387	8,653
Wright Medical Group, Inc. †(a)	130	2,512
ZIOPHARM Oncology, Inc. †	300	1,620
Zoll Medical Corp. †	113	10,467

		384,266

Industrials - 13.7%
AAON, Inc.	131	2,645
Acacia Research Corp. †	216	9,016
ACCO Brands Corp. †(a)	181	2,246
Acorn Energy, Inc. (a)	208	2,261
Advisory Board Co./The †(a)	70	6,203
Aerovironment, Inc. †(a)	107	2,869
Aircastle Ltd.	313	3,831
Albany International Corp., Class A	105	2,410
Alexander & Baldwin, Inc.	121	5,863
Allegiant Travel Co. †(a)	123	6,704
American Railcar Industries, Inc. †(a)	113	2,657
Applied Industrial Technologies, Inc.	164	6,745
Argan, Inc.	130	2,085
Astec Industries, Inc. †(a)	103	3,757
Astronics Corp. †	75	2,622
AT Cross Co., Class A †	141	1,698
AZZ, Inc. (a)	58	2,995
Barnes Group, Inc.	224	5,893
Barrett Business Services, Inc.	87	1,725
Beacon Roofing Supply, Inc. †	135	3,478
Brink’s Co./The	68	1,623
Capstone Turbine Corp. †(a)	1,193	1,217

	SHARES	VALUE (Note 3)
Industrials - 13.7% (continued)
Ceradyne, Inc. (a)	51	$1,661
Chart Industries, Inc. †(a)	43	3,153
Coleman Cable, Inc. †(a)	177	1,720
Colfax Corp. †	270	9,515
Corporate Executive Board Co./The	53	2,280
CoStar Group, Inc. †(a)	108	7,457
Curtiss-Wright Corp.	66	2,443
Deluxe Corp.	136	3,185
Douglas Dynamics, Inc. (a)	179	2,461
DXP Enterprises, Inc. †	77	3,349
Dycom Industries, Inc. †	159	3,714
EDAC Technologies Corp. †	106	1,385
Encore Wire Corp.	111	3,300
Exponent, Inc. †(a)	69	3,348
Forward Air Corp.	130	4,767
Franklin Covey Co. †	154	1,449
Franklin Electric Co., Inc.	101	4,956
FTI Consulting, Inc. †	53	1,989
GATX Corp.	58	2,337
GenCorp, Inc. †(a)	259	1,839
Generac Holdings, Inc. †	339	8,323
Global Power Equipment Group, Inc. †(a)	142	3,933
Gorman-Rupp Co./The	102	2,976
GP Strategies Corp. †	152	2,660
H&E Equipment Services, Inc. †	116	2,195
Healthcare Services Group, Inc. (a)	281	5,977
Heritage-Crystal Clean, Inc. †	100	1,995
Houston Wire & Cable Co.	95	1,320
Huron Consulting Group, Inc. †	102	3,831
ICF International, Inc. †	68	1,725
Innerworkings, Inc. †(a)	264	3,076
Intersections, Inc.	103	1,316
Kadant, Inc. †(a)	59	1,405
Kaman Corp.	93	3,157
Lydall, Inc. †(a)	165	1,681
Macquarie Infrastructure Co. LLC	187	6,169
Manitex International, Inc. †	182	1,334
MasTec, Inc. †	231	4,179
McGrath RentCorp. (a)	83	2,665
Middleby Corp. †	80	8,094
Miller Industries, Inc.	112	1,895
Mine Safety Appliances Co.	161	6,614
Mistras Group, Inc. †	242	5,764
Mueller Industries, Inc.	166	7,545
Multi-Color Corp.	103	2,319
Navigant Consulting, Inc. †(a)	256	3,561
NL Industries, Inc.	120	1,788
Northwest Pipe Co. †	52	1,105
On Assignment, Inc. †	221	3,861
PMFG, Inc. †	111	1,666
Portfolio Recovery Associates, Inc. †	27	1,936
Primoris Services Corp.	239	3,838
Quality Distribution, Inc. †	153	2,108
RailAmerica, Inc. †	161	3,455
Raven Industries, Inc.	75	4,576
RBC Bearings, Inc. †	66	3,045
Roadrunner Transportation Systems, Inc. †	126	2,186
RSC Holdings, Inc. †	315	7,116
Rush Enterprises, Inc., Class A †	65	1,379
SeaCube Container Leasing Ltd.	255	4,386
Seaspan Corp. (Hong Kong)	86	1,491

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 13.7% (continued)
Simpson Manufacturing Co., Inc.	190	$6,128
Standex International Corp.	60	2,471
Sun Hydraulics Corp.	83	2,171
Taser International, Inc. †	464	2,014
Team, Inc. †	99	3,064
Tennant Co. (a)	62	2,728
Titan International, Inc. (a)	137	3,240
Titan Machinery, Inc. †(a)	71	2,002
TRC Cos., Inc. †(a)	244	1,491
Twin Disc, Inc. (a)	79	2,061
United Rentals, Inc. †	77	3,303
United Stationers, Inc.	120	3,724
Universal Truckload Services, Inc.	73	1,099
US Ecology, Inc.	115	2,500
Watts Water Technologies, Inc., Class A (a)	58	2,364
Werner Enterprises, Inc.	267	6,638
XPO Logistics, Inc. †	87	1,462

		334,956

Information Technology - 16.2%
3D Systems Corp. †(a)	83	1,954
ACI Worldwide, Inc. †(a)	147	5,920
Actuate Corp. †(a)	330	2,072
Agilysys, Inc. †(a)	234	2,104
American Software, Inc., Class A	231	1,982
Aspen Technology, Inc. †	384	7,883
ATMI, Inc. †	113	2,633
AuthenTec, Inc. †	400	1,260
Blackbaud, Inc.	186	6,181
Bottomline Technologies, Inc. †	106	2,962
Brightpoint, Inc. †	305	2,455
BroadSoft, Inc. †	125	4,781
Brooks Automation, Inc. (a)	216	2,663
Cabot Microelectronics Corp.	34	1,322
CACI International, Inc., Class A †	39	2,429
CalAmp Corp. †	349	1,693
Callidus Software, Inc. †	222	1,734
Cardtronics, Inc. †	192	5,040
Cass Information Systems, Inc.	57	2,277
CEVA, Inc. †(a)	113	2,566
Cirrus Logic, Inc. †	101	2,404
Clearfield, Inc. †	208	1,142
Cognex Corp. (a)	236	9,997
Coherent, Inc. †	68	3,966
CommVault Systems, Inc. †	72	3,574
Computer Task Group, Inc. †	144	2,206
Comtech Telecommunications Corp. (a)	107	3,486
Comverse Technology, Inc. †	363	2,494
Convio, Inc. †	166	2,568
CVD Equipment Corp. †	115	1,554
Datalink Corp. †	194	1,847
DealerTrack Holdings, Inc. †(a)	171	5,174
Deltek, Inc. †	205	2,185
Digi International, Inc. †	137	1,506
Echo Global Logistics, Inc. †	270	4,347
eGain Communications Corp. †	191	1,146
Electro Rent Corp.	141	2,596
Electronics for Imaging, Inc. †	183	3,041
Entegris, Inc. †	550	5,137
ePlus, Inc. †	69	2,206
Euronet Worldwide, Inc. †	143	2,987

	SHARES	VALUE (Note 3)
Information Technology - 16.2% (continued)
ExlService Holdings, Inc. †	162	$4,445
Fair Isaac Corp.	165	7,243
FARO Technologies, Inc. †(a)	79	4,608
FEI Co. †	155	7,612
Global Cash Access Holdings, Inc. †	470	3,666
Globecomm Systems, Inc. †	166	2,404
Glu Mobile, Inc. †	416	2,018
GSI Group, Inc. †	137	1,652
GT Advanced Technologies, Inc. †(a)	207	1,712
Hackett Group, Inc./The †	376	2,245
Heartland Payment Systems, Inc.	174	5,018
InfoSpace, Inc. †(a)	206	2,639
Insight Enterprises, Inc. †	194	4,254
Integrated Silicon Solution, Inc. †	174	1,942
j2 Global, Inc. (a)	128	3,671
JDA Software Group, Inc. †	175	4,809
Kenexa Corp. †	130	4,061
Keynote Systems, Inc.	110	2,174
Kulicke & Soffa Industries, Inc. †	235	2,921
Lattice Semiconductor Corp. †	450	2,893
LeCroy Corp. †	99	1,029
Liquidity Services, Inc. †	181	8,109
LivePerson, Inc. †(a)	246	4,125
LogMeIn, Inc. †	67	2,360
Majesco Entertainment Co. †(a)	597	1,475
Manhattan Associates, Inc. †	104	4,943
MAXIMUS, Inc.	137	5,572
Measurement Specialties, Inc. †	59	1,988
Mentor Graphics Corp. †(a)	289	4,294
MicroStrategy, Inc., Class A †	34	4,760
Mitek Systems, Inc. †	396	4,594
MKS Instruments, Inc.	143	4,223
Monotype Imaging Holdings, Inc. †	188	2,801
MTS Systems Corp.	53	2,814
Nanometrics, Inc. †	125	2,314
Netgear, Inc. †(a)	113	4,317
NIC, Inc.	297	3,603
OCZ Technology Group, Inc. †	256	1,787
Opnet Technologies, Inc.	106	3,074
OSI Systems, Inc. †	84	5,149
PC Connection, Inc. (a)	132	1,085
PDF Solutions, Inc. †	254	2,141
Pegasystems, Inc.	54	2,061
Procera Networks, Inc. †	134	2,996
PROS Holdings, Inc. †	171	3,198
QAD, Inc., Class A †	107	1,402
Richardson Electronics Ltd. (a)	132	1,581
Rogers Corp. †	60	2,325
Saba Software, Inc. †(a)	188	1,844
Sapient Corp.	608	7,570
Scansource, Inc. †	78	2,911
SciQuest, Inc. †	304	4,633
Semtech Corp. †	332	9,449
Silicon Graphics International Corp. †(a)	221	2,139
Sourcefire, Inc. †(a)	144	6,931
SPS Commerce, Inc. †(a)	179	4,811
Stamps.com, Inc. †	85	2,370
Super Micro Computer, Inc. †(a)	181	3,160
Synaptics, Inc. †	126	4,600
Synchronoss Technologies, Inc. †(a)	143	4,565
Take-Two Interactive Software, Inc. †	348	5,354
Taleo Corp., Class A †	109	5,006

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 16.2% (continued)
TeleNav, Inc. †	194	$1,362
Telular Corp.	162	1,370
TiVo, Inc. †	368	4,412
Transwitch Corp. †	380	996
Tyler Technologies, Inc. †	137	5,262
Ultimate Software Group, Inc. †	34	2,491
Ultratech, Inc. †	112	3,246
Unisys Corp. †(a)	76	1,499
USA Technologies, Inc. †	881	1,128
ValueClick, Inc. †	209	4,126
VirnetX Holding Corp. †(a)	200	4,786
Volterra Semiconductor Corp. †	75	2,581
Web.com Group, Inc. †	212	3,059
X-Rite, Inc. †	292	1,326
Zygo Corp. †	126	2,466

		395,034

Materials - 4.0%
ADA-ES, Inc. †	87	2,115
AMCOL International Corp. (a)	59	1,740
American Vanguard Corp. (a)	194	4,208
Balchem Corp. (a)	132	3,993
Buckeye Technologies, Inc.	156	5,299
Calgon Carbon Corp. †(a)	158	2,466
Core Molding Technologies, Inc. †	248	2,282
Deltic Timber Corp. (a)	41	2,595
Flotek Industries, Inc. †	274	3,293
Friedman Industries, Inc.	127	1,384
Graphic Packaging Holding Co. †	998	5,509
H.B. Fuller Co.	215	7,058
Haynes International, Inc.	62	3,928
Innophos Holdings, Inc.	147	7,368
Innospec, Inc. †	119	3,615
Jaguar Mining, Inc. †	141	658
KapStone Paper and Packaging Corp. †	146	2,876
LSB Industries, Inc. †(a)	79	3,075
Material Sciences Corp. †	165	1,361
Midway Gold Corp. †	617	882
Myers Industries, Inc.	203	2,994
Olin Corp.	256	5,568
Paramount Gold and Silver Corp. †(a)	449	1,015
PH Glatfelter Co.	228	3,598
RTI International Metals, Inc. †(a)	55	1,268
Schweitzer-Mauduit International, Inc.	69	4,765
Stepan Co.	42	3,688
Tredegar Corp.	103	2,018
United States Lime & Minerals, Inc. †	32	1,917
Universal Stainless & Alloy †	48	2,051
Vista Gold Corp. †	601	1,887
Worthington Industries, Inc.	103	1,976

		98,450

Telecommunication Services - 1.4%
8x8, Inc. †	552	2,318
AboveNet, Inc. †	60	4,968
Atlantic Tele-Network, Inc. (a)	74	2,691
Cincinnati Bell, Inc. †(a)	883	3,550
Cogent Communications Group, Inc. †	214	4,083
Consolidated Communications Holdings, Inc.	147	2,886
Elephant Talk Communications, Inc. †	374	841
HickoryTech Corp.	139	1,437
inContact, Inc. †	395	2,204

	SHARES	VALUE (Note 3)
Telecommunication Services - 1.4% (continued)
Premiere Global Services, Inc. †	278	$2,513
Primus Telecommunications Group, Inc. †	78	1,254
SureWest Communications	132	2,977
Vonage Holdings Corp. †	714	1,578

		33,300

Utilities - 3.9%
Allete, Inc.	148	6,141
Artesian Resources Corp., Class A	114	2,142
Atlantic Power Corp.	368	5,093
Avista Corp. (a)	233	5,960
Black Hills Corp. (a)	160	5,365
CH Energy Group, Inc.	73	4,871
Chesapeake Utilities Corp. (a)	72	2,961
El Paso Electric Co.	166	5,393
Laclede Group, Inc./The (a)	99	3,863
MGE Energy, Inc.	78	3,462
Middlesex Water Co.	156	2,947
Northwest Natural Gas Co. (a)	160	7,264
NorthWestern Corp.	270	9,574
PNM Resources, Inc.	532	9,736
South Jersey Industries, Inc.	185	9,257
Unisource Energy Corp.	146	5,339
Unitil Corp.	94	2,522
York Water Co.	145	2,509

		94,399

TOTAL COMMON STOCKS (cost $2,283,332)		2,421,855

EXCHANGE-TRADED FUNDS - 0.5%

Mutual Fund - 0.5%
iShares Russell 2000 Index Fund (a)
(cost $11,809)	150	12,428

MONEY MARKET FUNDS - 0.4%
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(b)
(cost $10,009)	10,009	10,009

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 24.3%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (2)(b)(c)
(cost $593,725)	593,725	593,725

TOTAL INVESTMENTS - 124.5% (cost $2,898,875)		3,038,017

LIABILITIES IN EXCESS OF OTHER ASSETS - (24.5%)		(598,106)

NET ASSETS - 100.0%		$2,439,911

All securities are United States companies, unless noted otherwise in parentheses.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $576,105; cash collateral of $593,725 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of March 31, 2012.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1, with respect to ASC 820 unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

COMMON STOCKS - 99.1%	SHARES	VALUE (Note 3)
Australia - 5.7%
Amcor Ltd.	586	$4,519
Aston Resources Ltd. †	99	993
Brambles Ltd.	322	2,369
Campbell Brothers Ltd.	59	4,125
Coca-Cola Amatil Ltd.	386	4,987
Commonwealth Bank of Australia	448	23,248
Dexus Property Group REIT	4,204	3,799
GPT Group REIT	1,253	4,054
Iluka Resources Ltd.	215	3,987
Mesoblast Ltd. †	152	1,239
Mirvac Group REIT	2,298	2,794
National Australia Bank Ltd.	696	17,768
New Hope Corp. Ltd.	547	2,995
Orica Ltd.	113	3,286
QR National Ltd.	1,600	6,195
Ramsay Health Care Ltd.	161	3,263
Santos Ltd.	278	4,105
Telecom Corp of New Zealand Ltd.	1,966	3,891
Telstra Corp. Ltd.	3,978	13,549
Washington H Soul Pattinson & Co., Ltd.	155	2,212
Wesfarmers Ltd.	278	8,656
Westfield Retail Trust REIT	871	2,333
Westpac Banking Corp.	359	8,149

		132,516

Austria - 0.2%
Lenzing AG †	12	1,302
Strabag SE	102	3,103

		4,405

Belgium - 2.4%
Anheuser-Busch InBev NV	522	38,017
Belgacom SA	94	3,023
RTL Group SA	62	6,609
Telenet Group Holding NV †	74	3,061
UCB SA	98	4,230

		54,940

Canada - 13.7% (1)
Alimentation Couche Tard, Inc., Class B	100	3,283
AltaGas Ltd.	100	3,103
AuRico Gold, Inc. †	200	1,782
Bank of Montreal	100	5,945
Barrick Gold Corp.	100	4,346
BCE, Inc.	449	17,979
Boardwalk Real Estate Investment Trust REIT	100	5,725
Brookfield Office Properties, Inc.	100	1,739
Calloway Real Estate Investment Trust REIT	100	2,718
Canadian National Railway Co.	200	15,894
Canadian Utilities Ltd., Class A	100	6,523
Celtic Exploration Ltd. †	100	1,458
Cenovus Energy, Inc.	263	9,466
Centerra Gold, Inc.	100	1,555
CGI Group, Inc., Class A †	100	2,229
Crescent Point Energy Corp.	100	4,305
Dollarama, Inc.	153	7,136
Eldorado Gold Corp.	200	2,747
Empire Co., Ltd., Class A	100	5,775
Enbridge, Inc.	300	11,652

	SHARES	VALUE (Note 3)
Canada - 13.7% (continued) (1)
Ensign Energy Services, Inc.	100	$1,495
First Capital Realty, Inc.	100	1,790
First Majestic Silver Corp. †	100	1,664
First Quantum Minerals Ltd.	100	1,907
Fortis, Inc.	100	3,235
Franco-Nevada Corp.	100	4,300
Goldcorp, Inc.	300	13,522
H&R Real Estate Investment Trust REIT	100	2,372
Husky Energy, Inc.	200	5,089
IAMGOLD Corp.	200	2,663
IGM Financial, Inc.	100	4,657
Imperial Oil Ltd.	300	13,631
Intact Financial Corp.	100	6,018
Jean Coutu Group PJC, Inc./The, Class A	200	2,827
Katanga Mining Ltd. †	800	842
Loblaw Cos., Ltd.	100	3,411
Lululemon Athletica, Inc. †	100	7,470
Metro, Inc.	100	5,333
National Bank of Canada	100	7,957
New Gold, Inc. †	300	2,962
Onex Corp.	100	3,680
Open Text Corp. †	100	6,115
Paramount Resources Ltd., Class A †	100	2,874
Pembina Pipeline Corp.	100	2,825
Precision Drilling Corp. †	200	2,009
Progress Energy Resources Corp.	200	2,005
RioCan Real Estate Investment Trust REIT	100	2,710
Rogers Communications, Inc., Class B	275	10,918
Royal Bank of Canada	100	5,796
Shaw Communications, Inc., Class B	100	2,116
Shoppers Drug Mart Corp.	100	4,391
TELUS Corp.	100	5,803
Tim Hortons, Inc.	100	5,350
TMX Group, Inc.	100	4,491
Toronto-Dominion Bank/The	200	16,975
Tourmaline Oil Corp. †	100	2,211
TransAlta Corp.	100	1,875
TransCanada Corp.	200	8,588
Trilogy Energy Corp.	100	2,643
Valeant Pharmaceuticals International, Inc. †	100	5,363
Vermilion Energy, Inc.	100	4,613
Viterra, Inc.	200	3,190
Yamana Gold, Inc.	300	4,680

		319,726

Denmark - 1.6%
Coloplast A/S, Class B	18	3,120
Novo Nordisk A/S, Class B	183	25,411
Novozymes A/S, B Shares	153	4,467
William Demant Holding A/S †	39	3,644

		36,642

Finland - 0.6%
Elisa OYJ	122	2,926
Kone OYJ, Class B	134	7,461
Sampo OYJ, A Shares	156	4,508

		14,895

France - 7.2%
Air Liquide SA	147	19,604

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
France - 7.2% (continued)
AXA SA	277	$4,597
Cie Generale d’Optique Essilor International SA	83	7,400
Danone	221	15,416
Dassault Systemes SA	53	4,881
European Aeronautic Defence and Space Co NV	272	11,139
Eutelsat Communications SA	106	3,920
Hermes International	35	11,792
Iliad SA	21	2,895
Pernod-Ricard SA	92	9,619
Sanofi	499	38,718
Sodexo	65	5,337
Technip SA	46	5,432
Total SA	455	23,241
Unibail-Rodamco SE REIT	24	4,801

		168,792

Germany - 4.5%
Adidas AG	165	12,893
Beiersdorf AG	64	4,175
Brenntag AG	10	1,224
Deutsche Postbank AG †	67	2,691
Fresenius Medical Care AG & Co. KGaA	109	7,716
Fresenius SE & Co. KGaA	61	6,255
GEA Group AG	93	3,208
Hannover Rueckversicherung AG	53	3,149
Kabel Deutschland Holding AG †	91	5,618
Linde AG	113	20,271
Merck KGaA	78	8,631
SAP AG	352	24,586
Suedzucker AG	113	3,598

		104,015

Hong Kong - 5.3%
AIA Group Ltd.	4,600	16,887
Asia Cement China Holdings Corp.	2,000	1,005
Biostime International Holdings Ltd.	1,500	3,866
Cheung Kong Infrastructure Holdings Ltd.	1,000	6,087
China Metal Recycling Holdings Ltd.	2,400	2,939
China Overseas Grand Oceans Group Ltd.	3,000	3,286
China Power International Development Ltd.	6,000	1,316
Chow Sang Sang Holdings International Ltd.	1,000	2,583
CLP Holdings Ltd.	1,000	8,624
Dah Chong Hong Holdings Ltd.	2,000	2,123
Emperor Watch & Jewellery Ltd.	10,000	1,583
First Pacific Co., Ltd.	2,000	2,218
Galaxy Entertainment Group Ltd. †	2,000	5,500
Giordano International Ltd.	2,000	1,537
Hong Kong & China Gas Co., Ltd.	2,000	5,131
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	2,543
Link REIT/The REIT	1,000	3,721
Luk Fook Holdings International Ltd.	1,000	3,037
Melco International Development Ltd. †	2,000	1,911
Power Assets Holdings Ltd.	1,000	7,352
Sands China Ltd.	4,000	15,619

	SHARES	VALUE (Note 3)
Hong Kong - 5.3% (continued)
Shenzhou International Group Holdings Ltd.	2,000	$3,846
Silver base Group Holdings Ltd.	2,000	1,391
SJM Holdings Ltd.	1,000	2,038
SmarTone Telecommunications Holdings Ltd.	1,500	3,083
Stella International Holdings Ltd.	1,000	2,431
TCC International Holdings Ltd.	4,000	1,526
Texwinca Holdings Ltd.	2,000	2,437
Vinda International Holdings Ltd.	1,000	1,546
Wynn Macau Ltd.	1,600	4,676
Yingde Gases	1,000	1,135

		122,977

Israel - 0.3%
Delek Energy Systems Ltd. †	3	1,275
EZchip Semiconductor Ltd. †	51	2,228
Mellanox Technologies Ltd. †	77	3,173

		6,676

Italy - 1.7%
Davide Campari-Milano SpA	430	2,927
Enel Green Power SpA	3,938	7,484
ENI SpA	799	18,725
Lottomatica SpA †	157	2,981
Luxottica Group SpA	114	4,119
Pirelli & C SpA	343	4,081

		40,317

Japan - 15.8%
Acom Co., Ltd. †	100	2,255
Aeon Co., Ltd.	200	2,635
Aeon Credit Service Co., Ltd.	100	1,583
Aozora Bank Ltd.	1,000	2,907
Asahi Group Holdings Ltd.	100	2,222
Astellas Pharma, Inc.	100	4,119
Autobacs Seven Co., Ltd.	100	4,825
Bridgestone Corp.	300	7,337
Capcom Co., Ltd.	100	2,292
Century Tokyo Leasing Corp.	100	2,031
Credit Saison Co., Ltd.	100	2,039
CyberAgent, Inc.	1	2,615
Dainippon Sumitomo Pharma Co., Ltd.	300	3,193
Don Quijote Co., Ltd.	100	3,641
Eisai Co., Ltd.	100	3,976
FamilyMart Co., Ltd.	100	4,238
FANUC Corp.	100	17,911
Gree, Inc. (a)	100	2,520
Heiwa Corp.	100	2,010
Hiroshima Bank Ltd./The	1,000	4,581
Hitachi Ltd.	1,000	6,470
Hitachi Transport System Ltd.	200	3,646
Hoshizaki Electric Co., Ltd.	100	2,372
House Foods Corp.	100	1,715
Hulic Co., Ltd.	200	2,429
Inpex Corp.	1	6,800
ITOCHU Corp.	200	2,191
Itochu Techno-Solutions Corp.	100	4,477
Japan Tobacco, Inc.	5	28,302
JS Group Corp.	100	2,105
Kajima Corp.	1,000	3,053
Kakaku.com, Inc.	100	2,619

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Japan - 15.8% (continued)
KDDI Corp.	2	$13,013
Keihan Electric Railway Co., Ltd.	1,000	4,766
Kintetsu Corp.	1,000	3,810
Kobayashi Pharmaceutical Co., Ltd.	100	5,010
Komeri Co., Ltd.	100	2,858
Konami Corp. (a)	100	2,864
K’s Holdings Corp.	100	3,228
Lawson, Inc.	100	6,300
M3, Inc.	1	3,641
Mitsubishi Heavy Industries, Ltd.	1,000	4,873
Mitsubishi UFJ Financial Group, Inc.	2,100	10,539
Nabtesco Corp.	100	2,071
Namco Bandai Holdings, Inc.	200	2,901
Nikon Corp.	100	3,071
Nippon Telegraph & Telephone Corp.	400	18,130
Nissin Foods Holdings Co., Ltd.	100	3,743
Nitori Holdings Co., Ltd.	50	4,522
Nomura Research Institute Ltd.	100	2,499
NTT DoCoMo, Inc.	9	14,968
OJI Paper Co., Ltd.	1,000	4,851
Ono Pharmaceutical Co., Ltd.	100	5,572
Otsuka Holdings Co., Ltd.	200	5,929
Park24 Co., Ltd.	200	2,704
Rakuten, Inc.	6	6,289
Sanrio Co., Ltd.	100	3,905
Santen Pharmaceutical Co., Ltd.	100	4,276
Sega Sammy Holdings, Inc.	100	2,103
Seven & I Holdings Co., Ltd.	300	8,946
SKY Perfect JSAT Holdings, Inc.	6	2,656
Skymark Airlines, Inc.	100	862
Square Enix Holdings Co., Ltd.	100	2,109
Start Today Co., Ltd.	100	1,847
Sugi Holdings Co., Ltd.	100	3,058
Sumitomo Rubber Industries Ltd.	200	2,683
Taiheiyo Cement Corp.	1,000	2,229
Taisei Corp. (a)	1,000	2,616
Toho Co., Ltd.	200	3,682
Toho Gas Co., Ltd.	1,000	5,903
Tokyu Corp.	1,000	4,751
Toray Industries, Inc. (a)	1,000	7,459
Unicharm Corp.	100	5,279
USS Co., Ltd.	30	3,051
West Japan Railway Co.	100	4,025
Yakult Honsha Co., Ltd.	100	3,447
Yamada Denki Co., Ltd.	40	2,512
Yamato Holdings Co., Ltd.	200	3,107
Yokogawa Electric Corp.	300	3,060
Zensho Holdings Co., Ltd.	200	2,457

		369,284

Netherlands - 5.0%
ASML Holding NV	147	7,365
Heineken NV	82	4,559
Koninklijke Ahold NV	103	1,427
Royal Dutch Shell PLC, Class A	1,829	64,080
Unilever NV CVA	1,132	38,516

		115,947

Norway - 2.1%
Gjensidige Forsikring ASA	196	2,315
Golar LNG Ltd.	70	2,674
Seadrill Ltd.	170	6,383
Statoil ASA	962	26,111

	SHARES	VALUE (Note 3)
Norway - 2.1% (continued)
Telenor ASA	565	$10,489
TGS Nopec Geophysical Co. ASA	82	2,252

		50,224

Portugal - 0.4%
Galp Energia SGPS SA, Class B	140	2,304
Jeronimo Martins SGPS SA †	313	6,375

		8,679

Singapore - 2.7%
Ascendas Real Estate Investment Trust REIT	1,000	1,609
Fraser and Neave Ltd.	1,000	5,334
Global Logistic Properties Ltd. †	1,000	1,753
Jardine Matheson Holdings Ltd.	400	20,036
Jardine Strategic Holdings Ltd.	500	15,269
Singapore Telecommunications Ltd.	6,000	15,063
StarHub Ltd.	1,000	2,465
United Industrial Corp. Ltd.	1,000	2,221

		63,750

Spain - 2.5%
Abertis Infraestructuras SA	340	5,792
Amadeus IT Holding SA, A Shares	123	2,324
CaixaBank	381	1,484
Endesa SA	148	2,950
Ferrovial SA	390	4,479
Gas Natural SDG SA	438	7,001
Inditex SA	199	19,044
Mapfre SA	1,513	4,874
Repsol YPF SA	400	10,055

		58,003

Sweden - 1.4%
Elekta AB, Class B	61	3,088
Getinge AB, B Shares	138	3,929
Hennes & Mauritz AB, B Shares	338	12,218
Lundin Petroleum AB †	118	2,531
Swedbank AB	166	2,581
Swedish Match AB	114	4,536
Tele2 AB, B Shares	227	4,636

		33,519

Switzerland - 6.9%
Lindt & Spruengli AG	1	3,212
Nestle SA	1,262	79,401
Novartis AG	279	15,445
Roche Holding AG	291	50,643
Schindler Holding AG	32	3,849
SGS SA	2	3,889
Syngenta AG †	10	3,446

		159,885

United Kingdom - 19.1%
Aggreko PLC	133	4,789
ARM Holdings PLC	591	5,576
Associated British Foods PLC	210	4,101
AstraZeneca PLC	392	17,424
Babcock International Group PLC	190	2,424
BG Group PLC	687	15,929
BP PLC	3,786	28,195
British American Tobacco PLC	798	40,199
British Land Co. PLC REIT	245	1,881
British Sky Broadcasting Group PLC	451	4,879

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 19.1% (continued)
BT Group PLC	2,618	$9,483
Bunzl PLC	221	3,554
Burberry Group PLC	203	4,867
Compass Group PLC	680	7,129
Croda International PLC	111	3,738
Diageo PLC	770	18,538
Experian PLC	391	6,099
Fresnillo PLC	272	6,974
G4S PLC	681	2,967
GlaxoSmithKline PLC	1,495	33,422
Imperial Tobacco Group PLC	334	13,549
International Power PLC	1,671	10,825
Intertek Group PLC	94	3,777
Kingfisher PLC	1,009	4,950
Land Securities Group PLC REIT	307	3,549
Legal & General Group PLC	1,967	4,114
Meggitt PLC	501	3,240
National Grid PLC	1,199	12,085
Next PLC	95	4,529
Pearson PLC	343	6,393
Prudential PLC	327	3,918
Randgold Resources Ltd.	40	3,494
Resolution Ltd.	1,843	7,700
Rexam PLC	527	3,609
Rolls-Royce Holdings PLC†	667	8,665
SABMiller PLC	649	26,062
Sage Group PLC/The	697	3,337
Severn Trent PLC	173	4,273
Shire PLC	214	6,847
SSE PLC	372	7,911
Standard Life PLC	762	2,801
Tate & Lyle PLC	322	3,631
Tesco PLC	1,089	5,748
Tullow Oil PLC	321	7,846
United Utilities Group PLC	372	3,579
Vodafone Group PLC	16,578	45,728
Weir Group PLC/The	123	3,470
WM Morrison Supermarkets PLC	1,127	5,372
Wolseley PLC	82	3,133

		446,303

TOTAL COMMON STOCKS (cost $2,233,234)		2,311,495

EXCHANGE-TRADED FUNDS - 0.5% (1)
iShares MSCI EAFE Index Fund (a)
(cost $10,908)	210	11,529

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.2%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.220% (b)(c)
(cost $27,970)	27,970	27,970

TOTAL INVESTMENTS - 100.8% (cost $2,272,112)		2,350,994

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)		(19,261)

NET ASSETS - 100.0%		$2,331,733

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $27,001; cash collateral of $27,970 was received with which the Fund purchased a money market fund.
(b)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(c)	Represents annualized seven-day yield as of March 31, 2012.

All securities are Level 2, with respect to ASC 820 unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2012 (Unaudited)

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$262,338	11.3%
Consumer Staples	451,140	19.3
Energy	308,899	13.2
Financials	251,949	10.8
Health Care	276,495	11.9
Industrials	220,350	9.4
Information Technology	90,720	3.9
Materials	143,804	6.2
Mutual Fund	11,529	0.5
Telecommunication Services	203,646	8.7
Utilities	102,154	4.4
Money Market Funds	27,970	1.2

Total Investments	2,350,994	100.8
Liabilities in Excess of Other Assets	(19,261)	(0.8)

Net Assets	$2,331,733	100.0%

See notes to Schedule of Investments.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2012, the Trust consists of twelve active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Multi-Strategy Alternative Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, and AQR Tax-Managed International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”) an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform, after expenses, the MSCI World Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The AQR Global Equity Fund commenced operations on December 31, 2009. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform, after expenses, the MSCI EAFE Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The AQR International Equity Fund Class Y shares commenced operations on August 28, 2009. Class I and Class N shares commenced operations on September 30, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute (positive) returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform, after expenses, the BofA Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009. The Fund offers Class I and Class N shares.

The investment objective of the AQR Managed Futures Strategy Fund is to seek positive absolute returns. The Fund invests primarily in a portfolio of futures contracts, futures-related instruments and equity swaps. The Fund’s universe of investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures related instruments, forward contracts, and equity swaps across four major asset classes (commodities, currencies, fixed-income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The AQR Managed Futures Strategy Fund commenced operations on January 6, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market fixed income, sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The AQR Risk Parity Fund commenced operations on September 30, 2010. The Fund offers Class I and Class N shares.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

The investment objective of the AQR Multi-Strategy Alternative Fund is to seek positive absolute returns. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. However, while seeking to generate positive performance over a multi-year period of time, the Fund may have positive or negative returns over shorter time periods. The Fund invests globally (including in emerging markets) in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options and swaps. The AQR Multi-Strategy Alternative Fund commenced operations on July 18, 2011. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depository receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depository receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The AQR Small Cap Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The AQR International Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The AQR Tax-Managed Momentum Fund seeks long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short term capital gains into long term capital gains, harvesting losses to offset realized gains, attempting to generate short term losses, and limiting portfolio turnover that may result in taxable gains. The AQR Tax-Managed Momentum Fund commenced operations on January 27, 2012. The Fund offers Class L shares.

The AQR Tax-Managed Small Cap Momentum Fund seeks long-term after-tax capital appreciation. The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short term capital gains into long term capital gains, harvesting losses to offset realized gains, attempting to generate short term losses, and limiting portfolio turnover that may result in taxable gains. The AQR Tax-Managed Small Cap Momentum Fund commenced operations on January 27, 2012. The Fund offers Class L shares.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

The AQR Tax-Managed International Momentum Fund seeks long-term after-tax capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange traded funds, equity index futures, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. The Fund is designed to have lower distributions of realized capital gains, in particular, emphasizing smaller short term capital gains as opposed to funds that do not focus on tax efficiency. Some of the strategies the Fund may utilize to do this include: deferring the realizations of capital gains thereby moving potential short term capital gains into long term capital gains, harvesting losses to offset realized gains, attempting to generate short term losses, and limiting portfolio turnover that may result in taxable gains. The AQR Tax-Managed International Momentum Fund commenced operations on January 27, 2012. The Fund offers Class L shares.

2. Consolidation of Subsidiaries — AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund, Ltd. and AQR Multi-Strategy Alternative Offshore Fund, Ltd.

The consolidated Schedules of Investments of the AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., and AQR Multi-Strategy Alternative Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The Subsidiaries are classified as controlled foreign corporations under the Code. Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund may each invest up to 25% of their total assets in its respective Subsidiary each of which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT MARCH 31, 2012	% OF TOTAL NET ASSETS AT MARCH 31, 2012

AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	$365,526,420	22.8%
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	120,510,566	20.0%
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	38,196,491	9.5%

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short and warrants, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. The value of securities listed on the NASDAQ shall generally be the NASDAQ Official Closing Price. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees, which may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed-income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Funds make a short sale, they must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Funds are also subject to the risk that they may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short and securities segregated as collateral are denoted in the Schedule of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: The Funds invest in futures contracts. The Funds, excluding AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund, invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund, AQR Risk Parity Fund and AQR Multi-Strategy Alternative Fund invest in futures as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses, represent the difference between the value of the contract at the time it was opened and the value at the time it was closed. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited are recorded on the Statements of Assets and Liabilities. The use of long futures contracts subjects the Funds to risk of loss, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Equity (including total return and commodity) Swap Contracts: The Funds invest in equity swaps to obtain exposure to the underlying referenced instrument, obtain leverage or enjoy the returns from ownership without actually owning the underlying position. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Schedules of Investments. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Equity swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An up-front payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s books. An up-front payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedules of Investments. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedules of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

The credit default swaps in which the AQR Risk Parity Fund is providing protection at March 31, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	35-40 YEARS USD	0-5 YEARS EUR	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

0-250	131,825	—	36,250	$2,714,361
251 or greater	97,700	4,675	20,975	(5,499,639)

Total	229,525	4,675	57,225	$(2,785,278)

The credit default swaps in which the AQR Multi-Strategy Alternative Fund is providing protection at March 31, 2012 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE

251 or greater	5,950	(163,862)

Total	5,950	$(163,862)

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

High Yield Securities: Certain Funds may invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted for the benefit of a Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities and Money Market Funds as agreed to by the Fund and the applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended March 31, 2012 for the AQR Diversified Arbitrage Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2011	(2,541)	$(419,013)
Options written	(6,260)	(676,342)
Options expired	6,683	740,251
Options exercised	—	—
Options outstanding, March 31, 2012	(2,118)	$(355,104)

Transactions in call and put options written during the period ended March 31, 2012 for the AQR Multi-Strategy Alternative Fund were as follows:

	CALL OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM

Options outstanding, December 31, 2011	—	$ —
Options written	(221)	(28,409)
Options expired	49	25,431
Options exercised	—	—
Options outstanding, March 31, 2012	(172)	$(2,978)

Securities Lending: The Trust (excluding the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) may lend securities to brokers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments decline below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

4. Federal Income Tax Matters

At March 31, 2012, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Global Equity Fund	$387,067,631	$61,953,889	$(7,689,813)	$54,264,076
AQR International Equity Fund	575,737,945	49,648,624	(20,043,397)	29,605,227
AQR Diversified Arbitrage Fund	2,644,119,525	242,994,379	(87,492,279)	155,502,100

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Managed Futures Strategy Fund	1,367,950,691	—	—	—
AQR Risk Parity Fund	467,062,511	5,882,124	—	5,882,124
AQR Multi-Strategy Alternative Fund	444,314,633	28,654,445	(2,661,696)	25,992,749
AQR Momentum Fund	382,519,492	54,293,221	(3,295,736)	50,997,485
AQR Small Cap Momentum Fund	102,774,682	19,918,910	(2,311,888)	17,607,022
AQR International Momentum Fund	94,701,566	9,111,757	(1,657,838)	7,453,919
AQR Tax-Managed Momentum Fund	2,286,253	190,725	(16,147)	174,578
AQR Tax Managed Small Cap Momentum Fund	2,898,922	187,618	(48,523)	139,095
AQR Tax-Managed International Momentum Fund	2,272,112	112,999	(34,117)	78,882

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside North America are fair valued daily and therefore are considered Level 2. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations from counterparties and other market participants, as well as pricing models using quoted inputs as provided by an independent pricing service. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include less liquid corporate debt securities, illiquid warrants and illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Funds based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities for which market quotations or independent pricing service quotations are not readily available or which are not readily marketable and all other assets of the Funds are valued at fair value using Valuation Procedures for the Funds, which have been approved by the Board of Trustees. The procedures require that the Funds’ Valuation Committee (the “VC”) to meet annually and on an as-needed basis to value any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing agent. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. On a monthly basis, model prices are reviewed against available third party model prices. The Trust’s Fund Accountant also compares daily trade execution to prior prices.

Quantitative Information

All Level 3 fair valued positions require that unobservable or quantitative inputs are disclosed detailing measurement and the interrelationship of inputs utilizing observable and unobservable inputs. Level 3 financial instruments which were fair valued using unobservable inputs are noted in tabular format excluding fair valued positions which use prior transactions or third party pricing information without adjustment.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of March 31, 2012 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$233,681,433	$167,995,219	$ —	$401,676,652
Preferred Stocks†	—	1,038,409	—	1,038,409
Money Market Funds	—	38,616,646	—	38,616,646
Total Return Swap Contracts*	—	80,569	—	80,569
Forward Foreign Currency Exchange Contracts*	—	713,702	—	713,702

Total Assets	$233,681,433	$208,444,545	$ —	$442,125,978

LIABILITIES
Futures Contracts*	$(2,968,721)	$ —	$ —	(2,968,721)

Total Liabilities	$(2,968,721)	$ —	$ —	$(2,968,721)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$ —	$514,399,562	$ —	$514,399,562
Preferred Stocks†	—	1,679,893	—	1,679,893
Money Market Funds	—	89,263,717	—	89,263,717
Total Return Swap Contracts*		178,673		178,673
Forward Foreign Currency Exchange Contracts*	—	1,918,195	—	1,918,195

Total Assets	$ —	$607,440,040	$ —	$607,440,040

LIABILITIES
Futures Contracts*	(3,144,486)	—		(3,144,486)

Total Liabilities	$(3,144,486)	$ —	$ —	$(3,144,486)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2) (a)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$746,935,559	$46,173,919	$45,938,284	$839,047,762
Convertible Preferred Stocks†	29,020,296	50,386,577	8,672,088	88,078,961
Preferred Stocks	—	1,811,979	—	1,811,979
Corporate Bonds†	—	477,114,933	3,308,242	480,423,175
Convertible Bonds†	—	994,293,454	10,000,186	1,004,293,640
Closed End Funds	71,219,973	—	—	71,219,973
Warrants†	15,560,575	1,292,461	3,696,089	20,549,125
Money Market Funds	—	293,353,485	—	293,353,485
Credit Default Swap Contracts*	—	4,308,416	—	4,308,416
Purchased Options†	843,525	—	—	843,525

Total Assets	$863,579,928	$1,868,735,224	$71,614,889	$2,803,930,041

LIABILITIES
Common Stocks (Sold Short)†	$(1,111,344,046)	$(1,647,925)	$(71,652)	$(1,113,063,623)
Convertible Bonds (Sold Short)†	—	(574,750)	—	(574,750)
Exchange Traded Funds (Sold Short)	(44,619,732)	—	—	(44,619,732)
Futures Contracts*	(2,179,543)	—	—	(2,179,543)
Warrants†	(126,227)	—	—	(126,227)
Forward Foreign Currency Exchange Contracts*	—	(5,706)	—	(5,706)
Written Option Contracts*	(470,664)	—	—	(470,664)

Total Liabilities	$(1,158,740,212)	$(2,228,381)	$(71,652)	$(1,161,040,245)

(a)	Securities with a market value of $15,456,478 transferred from Level 1 to Level 2 since the previous quarter due to not being traded on 3/30/12.
*	Derivative instruments, including futures and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Written options and credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Quantitative Information about Level 3 Fair Value Measurements

AQR DIVERSIFIED ARBITRAGE FUND	Fair Value at 3/31/2012	Valuation Technique(s)	Unobservable Input(s)	Range
Common Stocks	$45,938,284	Market implied price utilizing merger terms Theoretical Price Estimate	Last price & merger consideration Liquidity Discount	$0.95 20.0%
Convertible Preferred Stocks	8,672,088	Model	Credit Spread Liquidity Discount Volatility	2,000-3,000 bps 97.0%-98.8% 75.0%-150.0%
Corporate Bonds	3,308,242	Model	Credit Spread Liquidity Discount Volatility	1,200-4,000 bps 0.0%-10.0% 57.0%-150.0%
Convertible Bonds	10,000,186	Market Comparable Companies Model	EBITDA Multiple Credit Spread Liquidity Discount Volatility	7 x 1,300-1,860 bps 12.5%-20.0% 42.0%-132.0%
Warrants	3,696,089	Model	Liquidity Discount Volatility	20.0%-90.0% 50.0%-75.0%
Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in corporate bonds, convertible bonds, preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCK	CORPORATE BONDS	CONVERTIBLE BONDS	WARRANTS	SHORT COMMON STOCK
Balance as of December 31, 2011	$13,402,480	$1,181,492	$4,152,274	$4,372,176	$2,984,201	$(64,415)
Accrued discounts/(premiums)	—	(14,139)	501	147,173	—	—
Realized gain/(loss)	568,657	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	(725,844)	389,485	(844,533)	(1,069,302)	239,033	43,705
Purchases	5,682,314	—	—	3,825,339	—	—
Sales	(8,684,406)	—	—	—	—	(50,942)
Transfers in to Level 3	35,695,083	7,115,250	—	2,724,800	472,855	—
Transfers out of Level 3	—	—	—	—	—	—

Balance as of March 31, 2012	$45,938,284	$8,672,088	$3,308,242	$10,000,186	$3,696,089	$(71,652)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 is $(157,188), $389,485, $(844,533), $(1,069,302), $239,111 and $43,705 for common stocks, convertible preferred stock, corporate bonds, convertible bonds, warrants and short common stock, respectively.

AQR MANAGED FUTURES STRATEGY	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$1,367,950,691	$—	$1,367,950,691
Total Return Swap Contracts*		1,167,167	—	1,167,167
Futures Contracts*	15,841,960	—	—	15,841,960

Total Assets	$15,841,960	$1,369,117,858	$—	$1,384,959,818

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(6,002,086)	$—	$(6,002,086)
Total Return Swap Contracts*	—	(495,899)	—	(495,899)

Total Liabilities	$—	$(6,497,985)	$—	$(6,497,985)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$139,399,651	$—	$139,399,651
U.S. Treasury Obligations	—	81,641,077	—	81,641,077
Money Market Funds	—	251,903,907	—	251,903,907
Interest Rate Swap Contracts*	—	1,496,076	—	1,496,076
Total Return Swap Contracts*	—	259,686	—	259,686

Total Assets	$—	$474,700,397	$—	$474,700,397
LIABILITIES
Credit Default Swap Contracts*	$—	$(2,785,278)	$—	$(2,785,278)
Total Return Swap Contracts*	—	(1,786,349)	—	(1,786,349)
Forward Foreign Currency Exchange Contracts*	—	(3,157,928)	—	(3,157,928)
Futures Contracts*	(594,773)	—	—	(594,773)

Total Liabilities	$(594,773)	$(7,729,555)	$—	$(8,324,328)

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap contracts are reported at market value.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,198,125	$129,857,745	$—	$131,055,870
Preferred Stocks†	—	36,395	—	36,395
Convertible Preferred Stock†	2,489,010	—	—	2,489,010
Corporate Bonds†	—	55,610,435	—	55,610,435
Convertible Bonds†	—	123,295,303	652,297	123,947,600
Money Market Funds	—	157,168,072	—	157,168,072
Total Return Swap Contracts*	—	100,510	—	100,510
Total Return Basket Swaps*	—	3,897,810	—	3,897,810

Total Assets	$3,687,135	$469,966,270	$652,297	$474,305,702

LIABILITIES
Common Stocks (Sold Short)†	$(121,622,429)	$(131,064,918)	$—	$(252,687,347)
Exchange Traded Funds	(451,852)	—	—	(451,852)
Preferred Stocks†	—	(15,199)	—	(15,199)
Forward Foreign Currency Exchange Contracts*	—	(1,456,187)	—	(1,456,187)
Credit Default Swaps Contracts*	—	(163,862)	—	(163,862)
Futures Contracts*	(2,325,520)	—	—	(2,325,520)
Written Option Contracts*	(860)	—	—	(860)
Total Return Swap Contracts*	—	(438,376)	—	(438,376)

Total Liabilities	$(124,400,661)	$(133,138,542)	$—	$(257,539,203)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Written options and credit default swap contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR MULTI-STRATEGY ALTERNATIVE FUND	CONVERTIBLE BONDS
Balance as of December 31, 2011	$—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	3,956
Purchases	648,341
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2012	$652,297

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 is $3,956.

There were no material transfers between Levels 1 and 2 during the period.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$424,315,044	$—	$—	$424,315,044
Money Market Funds	—	9,201,933	—	9,201,933
Futures Contracts*	7,786	—	—	7,786

Total Assets	$424,322,830	$9,201,933	$—	$433,524,763

LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$117,375,718	$—	$—	$117,375,718
Warrants	—	—	—	—
Rights†	—	—	—	—
Money Market Funds	—	3,005,986	—	3,005,986

Total Assets	$117,375,718	$3,005,986	$—	$120,381,704

LIABILITIES
Futures Contracts*	$(7,867)	$—	$—	$(7,867)

Total Liabilities	$(7,867)	$—	$—	$(7,867)

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3 and considered quantitatively insignificant to the portfolio.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks †	$12,328,604	$85,075,097	$—	$97,403,701
Exchange Traded Funds	788,968	—	—	788,968
Money Market Funds	—	3,962,816	—	3,962,816

Total Assets	$13,117,572	$89,037,913	$—	$102,155,485

LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no Level 3 securities held during the period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR INTERNATIONAL MOMENTUM FUND	COMMON STOCKS
Balance as of December 31, 2011	$1,073
Accrued discounts/(premiums)	—
Realized gain/(loss)	1,071
Change in unrealized appreciation/(depreciation)	(1,073)
Purchases	—
Sales	(1,071)
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2012	$—

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

There were no transfers between Levels 1 and 2 during the period.

AQR TAX-MANAGED MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$2,246,267	$—	$—	$2,246,267
Exchange Traded Funds	12,665	—	—	12,665
Money Market Funds	—	201,899	—	201,899

Total Assets	$2,258,932	$201,899	$—	$2,460,831

LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR TAX-MANAGED SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$2,421,855	$—	$—	$2,421,855
Exchange Traded Funds	12,428	—	—	12,428
Money Market Funds	—	603,734	—	603,734

Total Assets	$2,434,283	$603,734	$—	$3,038,017

LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR TAX-MANAGED INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$319,726	$1,991,769	$—	$2,311,495
Exchange Traded Funds	11,529	—	—	11,529
Money Market Funds	—	27,970	—	27,970

Total Assets	$331,255	$2,019,739	$—	$2,350,994

LIABILITIES
	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

6. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended March 31, 2012 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$ 808,188	$ 80,569	$ —	$ —	$ 3,776,909	$ —	$ —
AQR International Equity Fund	2,450,283	178,673	—	—	5,594,769	—	—
AQR Diversified Arbitrage Fund	—	—	—	470,664	2,661,295	—	—
AQR Managed Futures Strategy Fund	8,729,924	—	—	—	2,950,812	301,442	—
AQR Risk Parity Fund	2,189,106	—	—	—	1,135,707	205,782	—
AQR Multi-Strategy Alternative Fund	953,216	4,077,637	—	860	4,431,637	127,304	—
AQR Momentum Fund	7,786	—	—	—	—	—	—
AQR Small Cap Momentum Fund	—	—	—	—	7,867	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,220,232	—	—	—	1,506,530
AQR International Equity Fund	—	—	4,455,913	—	—	—	2,537,718
AQR Diversified Arbitrage Fund	—	—	388,257	—	—	—	393,963
AQR Managed Futures Strategy Fund	—	—	13,887,693	—	—	—	19,889,779
AQR Risk Parity Fund	—	—	329,842	—	—	—	3,487,770
AQR Multi-Strategy Alternative Fund	—	—	1,647,312	—	—	—	3,103,499

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	481,752	—	—	—	—	—	—
AQR Managed Futures Strategy Fund	2,325,238	10,327	—	—	2,369,345	204,784	—
AQR Risk Parity Fund	30,047	4,508,294	—	—	—	4,592,785	—
AQR Multi-Strategy Alternative Fund	298,550	6,356	—	—	76,132	444,732	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	4,308,416	—	—	—	—	—
AQR Risk Parity Fund	—	3,279,036	—	—	—	6,064,314	—
AQR Multi-Strategy Alternative Fund	—	—	—	—	—	163,862	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	23,006,111	1,826,821	—	—	12,899,156	659,654	—
AQR Risk Parity Fund	1,433,215	264,516	—	—	3,111,434	4,830	—
AQR Multi-Strategy Alternative Fund	1,984,906	88,676	—	—	1,054,423	40,689	—

Netting:
AQR Global Equity Fund	(808,188)		(1,506,530)	—	(808,188)		(1,506,530)
AQR International Equity Fund	(2,450,283)	—	(2,537,718)	—	(2,450,283)		(2,537,718)
AQR Diversified Arbitrage Fund	(481,752)	—	(388,257)		(481,752)	—	(388,257)
AQR Managed Futures Strategy Fund	(18,219,313)	(1,165,880)	(13,887,693)	—	(18,219,313)	(1,165,880)	(13,887,693)
AQR Risk Parity Fund	(3,652,368)	(8,051,846)	(329,842)	—	(3,652,368)	(8,051,846)	(329,842)
AQR Multi-Strategy Alternative Fund	(3,236,672)	(776,587)	(1,647,312)		(3,236,672)	(776,587)	(1,647,312)

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Net Fair Value of Derivative Contracts:
AQR Global Equity Fund	—	80,569	713,702	—	2,968,721	—	—
AQR International Equity Fund	—	178,673	1,918,195	—	3,144,486	—	—
AQR Diversified Arbitrage Fund	—	4,308,416	—	470,664	2,179,543	—	5,706
AQR Managed Futures Strategy Fund	15,841,960	671,268	—	—	—	—	6,002,086
AQR Risk Parity Fund	—	—	—	—	594,773	2,815,865	3,157,928
AQR Multi-Strategy Alternative Fund	—	3,396,082	—	860	2,325,520	—	1,456,187
AQR Momentum Fund	7,786	—	—	—	—	—	—
AQR Small Cap Momentum Fund	—	—	—	—	7,867	—	—

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of March 31, 2012, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED

AQR Global Equity Fund	$(2,174,450)	$17,106,201
AQR International Equity Fund	$(1,047,618)	$24,877,504
AQR Risk Parity Fund	$(6,568,566)	$46,143,485
AQR Multi-Strategy Alternative Fund	$(386,485)	$33,017,971
AQR Small Cap Momentum Fund	$(7,867)	$46,526

7. Risks and Concentrations

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Schedules of Investments. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Schedules of Investments. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

The Funds are not limited in the percentage of its assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Notes to Schedule of Investments	March 31, 2012 (Unaudited)

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and non-convertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

As of March 31, 2012, a substantial portion of the AQR Global Equity, AQR International Equity, AQR International Momentum and AQR Tax-Managed International Momentum Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of March 31, 2012, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund pledged a substantial portion of their assets for securities sold short to JP Morgan Chase Bank N.A.

8. New Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 30, 2012

BY: /S/ NIR MESSAFI
Nir Messafi
Principal Financial Officer
May 30, 2012